UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 82.00%
ASSET-BACKED SECURITIES — 3.04%**
Goal Capital Funding Trust, Series 2006-1, Class A3
0.51%	11/25/26	[2]	$82,405	$81,844
Nelnet Student Loan Trust, Series 2012-5A, Class A
1.02%	10/27/36	[2,3]	191,003	184,589
SLM Student Loan Trust, Series 2003-12, Class A5
0.79%	09/15/22	[2,3]	213,867	212,566
SLM Student Loan Trust, Series 2004-10, Class A6A
0.87%	04/27/26	[2,3]	770,000	761,086
SLM Student Loan Trust, Series 2004-3, Class A5
0.49%	07/25/23	[2]	670,489	656,144
SLM Student Loan Trust, Series 2005-8, Class A3
0.43%	10/25/24	[2]	316,300	315,716
SLM Student Loan Trust, Series 2006-4, Class A5
0.42%	10/27/25	[2]	510,347	508,894
SLM Student Loan Trust, Series 2007-7, Class A3
0.56%	04/25/17	[2]	219,791	219,575
SLM Student Loan Trust, Series 2008-5, Class A3
1.62%	01/25/18	[2]	119,892	119,921
SLM Student Loan Trust, Series 2008-8, Class A2
1.22%	10/25/17	[2]	20,180	20,178
SLM Student Loan Trust, Series 2012-6, Class A2
0.70%	09/25/19	[2]	301,888	300,917
SLM Student Loan Trust, Series 2013-4, Class A
0.97%	06/25/27	[2]	272,568	264,167
SLM Student Loan Trust, Series 2014-1, Class A2
0.80%	07/26/21	[2]	770,000	765,247

Total Asset-Backed Securities (Cost $4,454,169)				4,410,844

CORPORATES — 16.29%*
Banking — 3.91%
Abbey National Treasury Services PLC/London (United Kingdom)
1.38%	03/13/17	[4]	400,000	398,463
Bank of America N.A. (BKNT)
0.81%	06/15/17	[2]	750,000	744,225
5.30%	03/15/17		250,000	260,145
Barclays Bank PLC, Series 1 (United Kingdom)
5.00%	09/22/16	[4]	350,000	359,184

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
HBOS PLC, Series E (MTN) (United Kingdom)
1.30%	09/30/16	[4]	$325,000	$323,781
JPMorgan Chase Bank N.A.
0.83%	06/13/16	[2]	1,550,000	1,548,182
JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16		295,000	300,842
Macquarie Bank Ltd. (Australia)
0.96%	06/15/16	[2,3,4]	500,000	499,936
National City Bank (BKNT)
0.82%	06/07/17	[2]	700,000	695,672
UBS AG/Stamford CT (Switzerland)
0.97%	06/01/17	[2,4]	550,000	549,013

				5,679,443

Communications — 1.14%
AT&T, Inc.
0.74%	02/12/16	[2]	750,000	749,687
Verizon Communications, Inc.
2.04%	09/15/16	[2]	900,000	906,588

				1,656,275

Energy — 0.45%
Trans-Canada Pipelines Ltd. (Canada)
1.28%	06/30/16	[2,4]	650,000	650,507

Finance — 4.19%
Citigroup, Inc.
1.28%	07/25/16	[2]	1,800,000	1,803,716
5.30%	01/07/16		275,000	275,063
Ford Motor Credit Co. LLC
1.59%	05/09/16	[2]	600,000	600,546
GE Capital International Funding Co. (Ireland)
0.96%	04/15/16	[3,4]	506,000	506,249
General Motors Financial Co., Inc.
3.00%	09/25/17		650,000	653,656
Goldman Sachs Group, Inc.
3.63%	02/07/16		300,000	300,765
International Lease Finance Corp.
6.75%	09/01/16	[3]	500,000	515,000
Morgan Stanley
1.35%	01/05/18	[2]	400,000	399,868
1.75%	02/25/16		500,000	500,607
Morgan Stanley (MTN)
0.77%	10/18/16	[2]	260,000	259,523
Morgan Stanley, Series G (MTN)
5.45%	01/09/17		250,000	259,608

				6,074,601

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015  / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food — 0.33%
Kraft Heinz Co.
1.60%	06/30/17	[3]	$480,000	$478,784

Health Care — 0.52%
UnitedHealth Group, Inc.
0.77%	01/17/17	[2]	750,000	750,501

Insurance — 0.51%
Metropolitan Life Global Funding I
0.85%	07/15/16	[2,3]	250,000	250,414
New York Life Global Funding
1.55%	11/02/18	[3]	500,000	495,983

				746,397

Real Estate Investment Trust (REIT) — 4.42%
AvalonBay Communities, Inc., Series G (MTN)
5.75%	09/15/16		525,000	540,329
BioMed Realty LP
3.85%	04/15/16		463,000	464,799
ERP Operating LP
5.38%	08/01/16		500,000	511,498
HCP, Inc.
6.00%	01/30/17		1,100,000	1,146,167
Hospitality Properties Trust
6.30%	06/15/16		500,000	501,511
Reckson Operating Partnership LP
6.00%	03/31/16		500,000	505,215
Ventas Realty LP
1.55%	09/26/16		750,000	751,566
Vereit Operating Partnership LP
2.00%	02/06/17		650,000	638,625
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	750,000	743,381
Welltower, Inc.
6.20%	06/01/16		600,000	611,474

				6,414,565

Retail — 0.51%
Walgreens Boots Alliance, Inc.
0.81%	05/18/16	[2]	745,000	742,482

Transportation — 0.31%
Continental Airlines Pass-Through Trust, Series 2000-1, Class A-1
8.05%	11/01/20		334,453	376,260

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G1
0.74%	08/15/16	[2]	$69,646	$69,559

				445,819

Total Corporates (Cost $23,616,294)				23,639,374

MORTGAGE-BACKED — 53.58%**
Commercial Mortgage-Backed — 5.17%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A1S
5.61%	10/15/48		914,345	927,617
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A1
0.67%	10/15/45		330,989	330,126
Commercial Mortgage Trust, Series 2012-CR5, Class A2
1.68%	12/10/45		520,000	517,237
DBRR Trust, Series 2013-EZ3, Class A
1.64%	12/18/49	[2,3]	493,267	493,267
DBUBS Mortgage Trust, Series 2011-LX2A, Class A1
3.53%	07/10/44	[3]	712,159	741,823
GS Mortgage Securities Trust, Series 2011-GC3, Class A2
3.65%	03/10/44	[3]	197,934	198,199
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A1
1.08%	07/15/45		331,821	328,803
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	93,961	93,793
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class ASB
5.69%	02/12/51		61,922	63,241
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class ASB
5.77%	06/15/49	[2]	129,234	131,544
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[3]	77,493	78,672
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[3]	1,100,000	1,147,847
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3
4.11%	07/15/46	[3]	980,000	1,017,825

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report December 2015

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1
0.74%	02/15/46		$620,215	$617,032
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4
5.45%	02/12/44	[2]	800,000	818,685

				7,505,711

Non-Agency Mortgage-Backed — 7.67%
Aames Mortgage Investment Trust, Series 2002-1, Class A3 (STEP)
7.40%	06/25/32		33,595	32,671
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
2.91%	05/25/35	[2]	503,814	450,549
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A41
2.67%	02/25/36	[2]	79,027	78,629
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		7,527	8,011
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.19%	02/25/33	[2]	2,624	2,608
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.58%	02/25/47	[2]	218,539	207,909
Centex Home Equity Loan Trust, Series 2005-D, Class M1
0.85%	10/25/35	[2]	291,134	291,219
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.90%	02/25/34	[2]	107,050	104,783
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.60%	03/25/37	[2]	1,492,355	1,480,843
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		242	249
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		111,792	118,701
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2
2.78%	11/25/32	[2]	178,736	163,099
Credit Suisse Mortgage Trust, Series 2007-C5, Class AAB
5.62%	09/15/40	[2]	277,897	282,946
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.77%	07/19/44	[2]	295,933	288,098

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
1.05%	04/25/35	[2]	$76,542	$76,767
Fremont Home Loan Trust, Series 2005-C, Class M1
0.90%	07/25/35	[2]	242,898	239,264
GE Mortgage Services LLC, Series 1998-HE1, Class A7
6.47%	06/25/28		35	35
GMAC Mortgage Corp. Loan Trust, Series 2003-GH1, Class A5 (STEP)
5.48%	07/25/34		16,611	16,903
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		888	889
GSAA Trust, Series 2006-2, Class 2A3
0.96%	12/25/35	[2]	15,086	15,105
Home Equity Loan Trust, Series 2007-3, Class APT
1.60%	11/20/36	[2]	451,340	451,023
Home Loan Trust, Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		4,299	4,288
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
1.20%	12/25/34	[2]	632,876	540,849
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
2.78%	10/25/34	[2]	495,538	479,476
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[2]	38,179	38,971
JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1
2.48%	04/25/35	[2]	490,759	491,310
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.75%	01/25/34	[2]	13,489	13,088
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
8.50%	10/25/34	[2]	580,798	560,135
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
1.62%	06/25/34	[2]	6,237	5,988
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2
0.53%	03/25/47	[2]	329,362	325,314
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.66%	10/25/32	[2]	65,191	64,553

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015  / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A
2.60%	12/25/32	[2]	$208,659	$207,379
Mid-State Trust, Series 2006, Class A4
7.79%	07/01/35		23,820	25,394
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
0.72%	12/25/35	[2]	749,191	720,710
Residential Asset Mortgage Products, Inc., Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33		113,115	113,806
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11
7.13%	03/25/16		21	22
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31		34,570	12,272
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		80,564	83,056
Residential Asset Securities Corp., Series 2004-IP2, Class 2A1
2.67%	12/25/34	[2]	225,866	227,835
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.74%	01/25/36	[2]	395,792	393,021
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.56%	12/25/36	[2]	294,948	293,828
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.27%	06/25/58	[2,3]	1,351,731	1,349,636
Structured Asset Investment Loan Trust, Series 2005-5, Class M1
1.05%	06/25/35	[2]	40,055	40,165
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.31%	10/25/31	[2]	33,450	33,514
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[3,5]	3,599,714	51,107
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.97%	04/15/30	[2,5]	1,243	187
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.66%	06/25/42	[2]	62,503	60,573
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.55%	06/25/33	[2]	179,995	180,402

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.92%	06/25/35	[2]	$326,521	$254,987
Wells Fargo Home Equity Trust, Series 2005-4, Class AI3
0.80%	12/25/35	[2]	258,129	257,151

				11,139,318

U.S. Agency Mortgage-Backed — 40.74%
Fannie Mae Pool 111643
1.93%	09/01/20	[2]	6,834	6,961
Fannie Mae Pool 254548
5.50%	12/01/32		256,276	287,716
Fannie Mae Pool 523829
8.00%	11/01/19		48,989	52,475
Fannie Mae Pool 555098
2.72%	11/01/32	[2]	50,796	53,830
Fannie Mae Pool 555424
5.50%	05/01/33		168,786	188,653
Fannie Mae Pool 567002
8.00%	05/01/23		39,717	44,105
Fannie Mae Pool 646884
1.92%	05/01/32	[2]	4,627	4,748
Fannie Mae Pool 648860
6.50%	05/01/17		49,761	50,760
Fannie Mae Pool 655133
7.00%	08/01/32		24,704	27,919
Fannie Mae Pool 655151
7.00%	08/01/32		17,105	18,287
Fannie Mae Pool 745506
5.67%	02/01/16		96,288	96,013
Fannie Mae Pool 762525
6.50%	11/01/33		30,420	33,732
Fannie Mae Pool 770900
2.19%	04/01/34	[2]	263,330	271,399
Fannie Mae Pool 893489
2.48%	09/01/36	[2]	61,905	65,492
Fannie Mae Pool AD0538
6.00%	05/01/24		150,589	164,377
Fannie Mae Pool AE0443
6.50%	10/01/39		218,802	253,263
Fannie Mae Pool AL0851
6.00%	10/01/40		186,349	210,756
Fannie Mae REMICS, Series 1988-12, Class A
3.90%	02/25/18	[2]	9,507	9,684
Fannie Mae REMICS, Series 1993-80, Class S
10.36%	05/25/23	[2]	2,365	2,709

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report December 2015

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2001-42, Class SB
8.50%	09/25/31	[2]	$2,588	$3,278
Fannie Mae REMICS, Series 2001-60, Class OF
1.37%	10/25/31	[2]	222,564	227,245
Fannie Mae REMICS, Series 2002-30, Class FB
1.42%	08/25/31	[2]	299,511	306,213
Fannie Mae REMICS, Series 2003-117, Class XF
0.77%	08/25/33	[2]	264,834	265,436
Fannie Mae REMICS, Series 2003-124, Class TS
9.80%	01/25/34	[2]	31,810	40,392
Fannie Mae REMICS, Series 2003-134, Class FC
1.02%	12/25/32	[2]	948,496	959,123
Fannie Mae REMICS, Series 2003-29, Class F
0.92%	12/25/32	[2]	557,381	558,684
Fannie Mae REMICS, Series 2003-64, Class KS
9.33%	07/25/18	[2]	77,235	82,887
Fannie Mae REMICS, Series 2004-38, Class FT
0.85%	10/25/33	[2]	638,387	641,608
Fannie Mae REMICS, Series 2004-60, Class FW
0.87%	04/25/34	[2]	882,432	889,790
Fannie Mae REMICS, Series 2004-79, Class F
0.72%	08/25/32	[2]	261,266	261,302
Fannie Mae REMICS, Series 2004-96, Class MT
7.00%	12/25/34	[2]	10,049	11,082
Fannie Mae REMICS, Series 2005-57, Class EG
0.72%	03/25/35	[2]	811,364	812,789
Fannie Mae REMICS, Series 2006-56, Class FD
0.67%	07/25/36	[2]	828,997	828,358
Fannie Mae REMICS, Series 2006-84, Class WF
0.72%	02/25/36	[2]	338,376	339,453
Fannie Mae REMICS, Series 2007-68, Class SC (IO)
6.48%	07/25/37	[2]	323,868	59,158
Fannie Mae REMICS, Series 2008-47, Class PF
0.92%	06/25/38	[2]	171,201	172,175

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		$130,562	$139,356
Fannie Mae REMICS, Series 2009-33, Class FB
1.24%	03/25/37	[2]	301,095	306,752
Fannie Mae REMICS, Series 2010-109, Class PF
0.82%	10/25/40	[2]	178,400	179,534
Fannie Mae REMICS, Series 2010-119, Class FK
0.92%	04/25/40	[2]	399,520	400,993
Fannie Mae REMICS, Series 2010-26, Class S (IO)
6.01%	11/25/36	[2]	920,759	144,690
Fannie Mae REMICS, Series 2010-35, Class FL
0.87%	07/25/38	[2]	784,941	788,032
Fannie Mae REMICS, Series 2011-71, Class FB
0.92%	05/25/37	[2]	410,180	413,928
Fannie Mae REMICS, Series 2011-8, Class PF
0.92%	01/25/40	[2]	418,918	421,354
Fannie Mae REMICS, Series 2012-19, Class FP
0.92%	12/25/39	[2]	1,295,126	1,300,707
Fannie Mae REMICS, Series 2012-33, Class F
0.94%	04/25/42	[2]	1,259,500	1,268,631
Fannie Mae REMICS, Series 2013-75, Class FC
0.67%	07/25/42	[2]	1,195,215	1,192,319
Fannie Mae REMICS. Series 2004-92, Class FD
0.77%	05/25/34	[2]	1,195,056	1,197,095
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		698,952	698,445
Fannie Mae-Aces, Series 2014-M12, Class FA
0.49%	10/25/21	[2]	518,695	515,116
Fannie Mae-Aces, Series 2014-M5, Class FA
0.54%	01/25/17	[2]	209,694	209,919
Fannie Mae-Aces, Series 2014-M6, Class FA
0.48%	12/25/17	[2]	715,410	712,487
Fannie Mae-Aces, Series 2014-M8, Class FA
0.44%	05/25/18	[2]	963,435	959,485
Freddie Mac Gold Pool C90237
6.50%	11/01/18		21,282	24,244

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015  / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool C90474
7.00%	08/01/21		$36,605	$39,452
Freddie Mac Gold Pool D93410
6.50%	04/01/19		21,771	24,803
Freddie Mac Gold Pool G13107
5.50%	07/01/20		164,319	171,930
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A1
3.32%	07/25/20		539,686	554,659
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A1
0.60%	07/25/20	[2]	347,077	348,140
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A
0.54%	09/25/21	[2]	1,105,193	1,095,938
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
0.57%	08/25/23	[2]	977,189	978,581
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		855,000	918,374
Freddie Mac Non Gold Pool 775554
2.40%	10/01/18	[2]	1,287	1,297
Freddie Mac Non Gold Pool 865369
2.78%	06/01/22	[2]	173	174
Freddie Mac REMICS, Series 1526, Class L
6.50%	06/15/23		6,191	6,850
Freddie Mac REMICS, Series 2368, Class AF
1.28%	10/15/31	[2]	116,920	119,087
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		4,735	366
Freddie Mac REMICS, Series 2733, Class FB
0.93%	10/15/33	[2]	1,060,000	1,075,776
Freddie Mac REMICS, Series 2763, Class FC
0.68%	04/15/32	[2]	874,136	877,597
Freddie Mac REMICS, Series 2945, Class LD
4.00%	02/15/35		46,592	47,927
Freddie Mac REMICS, Series 2971, Class AB
5.00%	05/15/20		7,804	7,819

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2990, Class DE
0.71%	11/15/34	[2]	$1,217,302	$1,223,090
Freddie Mac REMICS, Series 2990, Class LE
0.65%	10/15/34	[2]	878,448	882,724
Freddie Mac REMICS, Series 3001, Class HS
15.92%	02/15/35	[2]	26,426	28,766
Freddie Mac REMICS, Series 3085, Class FW
1.03%	08/15/35	[2]	1,147,232	1,167,467
Freddie Mac REMICS, Series 3174, Class FM
0.57%	05/15/36	[2]	187,438	187,438
Freddie Mac REMICS, Series 3196, Class FA
0.68%	04/15/32	[2]	1,008,059	1,010,275
Freddie Mac REMICS, Series 3300, Class FA
0.63%	08/15/35	[2]	1,067,688	1,069,847
Freddie Mac REMICS, Series 3325, Class NF
0.63%	08/15/35	[2]	214,483	214,918
Freddie Mac REMICS, Series 3345, Class FP
0.53%	11/15/36	[2]	5,529	5,532
Freddie Mac REMICS, Series 3345, Class PF
0.51%	05/15/36	[2]	4,400	4,400
Freddie Mac REMICS, Series 3346, Class FA
0.56%	02/15/19	[2]	526,154	526,506
Freddie Mac REMICS, Series 3423, Class FA
0.83%	06/15/36	[2]	288,916	289,245
Freddie Mac REMICS, Series 3652, Class PF
1.08%	07/15/32	[2]	125,362	126,586
Freddie Mac REMICS, Series 3767, Class JF
0.63%	02/15/39	[2]	1,229,731	1,230,422
Freddie Mac REMICS, Series 3792, Class DF
0.73%	11/15/40	[2]	1,480,081	1,484,304
Freddie Mac REMICS, Series 3806, Class DF
0.73%	08/15/25	[2]	499,230	501,321
Freddie Mac REMICS, Series 3828, Class TF
0.73%	04/15/29	[2]	417,231	418,676

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report December 2015

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		$912,252	$959,151
Freddie Mac REMICS, Series 3845, Class FQ
0.58%	02/15/26	[2]	849,592	851,450
Freddie Mac REMICS, Series 3895, Class BF
0.83%	07/15/41	[2]	520,466	525,247
Freddie Mac REMICS, Series 3946, Class FG
0.68%	10/15/39	[2]	837,316	840,576
Freddie Mac REMICS, Series 4109, Class KF
0.73%	05/15/32	[2]	1,284,664	1,285,466
Freddie Mac Strips, Series 263, Class F5
0.83%	06/15/42	[2]	806,682	811,170
Ginnie Mae II Pool 80546
1.63%	10/20/31	[2]	18,397	19,123
Ginnie Mae II Pool 80610
1.75%	06/20/32	[2]	234,071	241,250
Ginnie Mae II Pool 80614
1.88%	07/20/32	[2]	30,814	32,008
Ginnie Mae II Pool 80687
1.75%	04/20/33	[2]	167,278	172,546
Ginnie Mae II Pool 8339
1.63%	12/20/23	[2]	33,966	35,128
Ginnie Mae II Pool 8684
1.88%	08/20/25	[2]	47,644	49,330
Ginnie Mae II Pool MA0331
2.50%	08/20/42	[2]	475,338	487,240
Ginnie Mae, Series 2001-22, Class FK
0.69%	05/16/31	[2]	1,292,737	1,298,961
Ginnie Mae, Series 2001-51, Class FA
0.84%	10/16/31	[2]	1,315,305	1,325,549
Ginnie Mae, Series 2002-16, Class FV
0.74%	02/16/32	[2]	1,403,667	1,412,608
Ginnie Mae, Series 2002-20, Class FC
0.64%	03/16/32	[2]	544,015	544,379
Ginnie Mae, Series 2002-72, Class FB
0.80%	10/20/32	[2]	324,000	326,229
Ginnie Mae, Series 2002-72, Class FC
0.80%	10/20/32	[2]	309,014	311,139
Ginnie Mae, Series 2003-42, Class FA
0.74%	07/16/31	[2]	1,393,888	1,399,933
Ginnie Mae, Series 2004-2, Class FW
1.64%	01/16/34	[2]	488,976	514,024
Ginnie Mae, Series 2009-66, Class UF
1.34%	08/16/39	[2]	341,341	349,175

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2009-92, Class FC
1.14%	10/16/39	[2]	$330,295	$335,801
Ginnie Mae, Series 2010-108, Class PF
0.80%	02/20/38	[2]	713,372	716,307
Ginnie Mae, Series 2010-2, Class FA
0.90%	05/20/37	[2]	558,876	559,837
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	4,455,703	88,929
Ginnie Mae, Series 2011-80, Class BF
0.73%	06/20/36	[2]	641,562	642,102
Ginnie Mae, Series 2012-10, Class FP
0.70%	01/20/41	[2]	556,910	558,358
Ginnie Mae, Series 2012-13, Class KF
0.70%	07/20/38	[2]	1,103,287	1,106,570
NCUA Guaranteed Notes, Series 2010-C1, Class A2
2.90%	10/29/20		535,414	534,232
NCUA Guaranteed Notes, Series 2010-R1, Class A1
0.72%	10/07/20	[2]	1,088,179	1,092,684
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.65%	11/06/17	[2]	1,251,509	1,253,604
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.83%	12/08/20	[2]	933,086	939,694
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.81%	03/09/21	[2]	735,738	733,018
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.59%	03/11/20	[2]	500,865	502,357
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.65%	03/06/20	[2]	242,395	242,790
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.66%	04/06/20	[2]	215,052	215,069

				59,128,260

Total Mortgage-Backed (Cost $77,492,710)				77,773,289

U.S. AGENCY SECURITIES — 7.54%

Fannie Mae
0.44%	10/05/17	[2]	1,605,000	1,602,613

Fannie Mae, Series 2
0.42%	07/20/17	[2]	1,605,000	1,602,355

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015  / 7

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
Federal Farm Credit Bank
0.40%	04/17/17	[2]	$1,280,000	$1,279,232
0.45%	04/26/17	[2]	2,000,000	1,998,044
0.65%	05/30/17	[2]	1,650,000	1,650,289

Federal Farm Credit Bank, Series 3
0.53%	12/28/16	[2]	1,205,000	1,204,129

Freddie Mac
0.41%	04/20/17	[2]	1,605,000	1,603,100

Total U.S. Agency Securities
(Cost $10,949,084)				10,939,762

U.S. TREASURY SECURITIES — 1.55%
U.S. Treasury Notes — 1.55%
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	04/15/16	[6]	1,368,158	1,363,286
2.50%	07/15/16	[6]	877,208	891,075

Total U.S. Treasury Securities
(Cost $2,258,799)				2,254,361

Total Bonds – 82.00%
(Cost $118,771,056)				119,017,630

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 18.25%
Money Market Funds — 2.32%
Morgan Stanley Institutional Fund
0.00%[7]			3,374,000	3,374,000
U.S. Agency Discount Notes — 5.94%
Federal Home Loan Bank
0.19%[8]	01/21/16		1,620,000	1,619,893
0.32%[8]	02/19/16		7,000,000	6,997,851

				8,617,744
U.S. Treasury Bills — 9.99%
U.S. Treasury Bills
0.00%[8]	02/18/16		11,000,000	10,998,548
0.14%[8]	04/14/16		3,500,000	3,498,208

				14,496,756
Total Short-Term Investments
(Cost $26,487,522)				26,488,500

Value
Total Investments – 100.25%
(Cost $145,258,578)[1]	$145,506,130

Liabilities in Excess of Other Assets – (0.25)%	(363,345)

Net Assets – 100.00%	$145,142,785

Notes:

[1]	Cost for federal income tax purposes is $145,262,588 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$926,276
Gross unrealized (depreciation)	(682,734)

Net unrealized appreciation	$243,542

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2015.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $51,294, which is 0.04% of total net assets.
[6]	Inflation protected security. Principal amount reflects original security face amount.
[7]	Represents the current yield as of December 31, 2015.
[8]	Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

8 / N-Q Report December 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.67%
ASSET-BACKED SECURITIES — 11.20%**
Access Group, Inc., Series 2015-1, Class A
1.12%	07/25/56	[2,3]	$3,833,291	$3,726,372
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.72%	04/25/35	[2,3]	451,886	417,377
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.64%	03/25/37	[2,3]	387,440	339,721
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.66%	07/25/37	[2,3]	3,410,256	2,929,945
Blue Hill CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
1.80%	01/15/26	[2,3,4]	8,110,000	7,995,763
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.01%	09/26/22	[2]	1,727,422	1,720,134
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.59%	02/25/35	[2]	3,070,000	3,021,918
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.18%	02/25/30	[2]	240,580	239,076
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.32%	10/27/36	[2]	5,075,000	4,966,192
Chase Issuance Trust, Series 2014-A3, Class A3
0.53%	05/15/18	[2]	8,695,000	8,693,516
Citibank Credit Card Issuance Trust, Series 2014-A3, Class A3
0.49%	05/09/18	[2]	8,640,000	8,639,828
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	9,280,000	9,226,807
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
1.22%	04/26/32	[2,3]	8,375,000	8,125,941
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
1.07%	08/27/46	[2,3]	8,047,359	7,380,763
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.46%	05/25/23	[2,3]	808,169	798,597
GE Business Loan Trust, Series 2004-2A, Class A
0.55%	12/15/32	[2,3]	1,645,702	1,623,866
GE Business Loan Trust, Series 2005-1A, Class A3
0.58%	06/15/33	[2,3]	1,261,394	1,223,392
Goal Capital Funding Trust, Series 2006-1, Class A3
0.51%	11/25/26	[2]	1,172,499	1,164,516

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Goal Capital Funding Trust, Series 2006-1, Class B
0.84%	08/25/42	[2]	$3,707,777	$3,360,738
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	5,023,419	5,239,761
Limerock CLO II Ltd., Series 2014-2A, Class A (Cayman Islands)
1.82%	04/18/26	[2,3,4]	7,255,000	7,195,596
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	9,280,000	9,228,219
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.57%	10/25/27	[2]	836,716	828,909
National Collegiate Student Loan Trust, Series 2007-1, Class A2
0.55%	11/27/28	[2]	275,402	273,718
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.55%	06/26/28	[2]	3,384,818	3,292,047
Navient Student Loan Trust, Series 2014-8, Class A2
0.86%	04/25/23	[2]	17,800,000	17,616,156
Nelnet Student Loan Trust, Series 2012-5A, Class A
1.02%	10/27/36	[2,3]	3,148,255	3,042,529
Nelnet Student Loan Trust, Series 2013-1A, Class A
1.02%	06/25/41	[2,3]	4,703,914	4,538,547
Nelnet Student Loan Trust, Series 2014-5A, Class A
0.97%	07/25/41	[2,3]	14,932,871	14,363,585
North Carolina State Education Authority, Series 2011-1, Class A3
0.01%	10/25/41	[2]	5,500,000	5,288,753
Northstar Education Finance, Inc., Series 2007-1, Class A1
0.01%	04/28/30	[2]	5,605,000	5,365,526
SLC Student Loan Trust I, Series 2002-2, Class B2
1.90%	07/01/42	[2,3]	4,100,000	3,179,304
SLC Student Loan Trust, Series 2004-1, Class B
0.65%	08/15/31	[2]	1,805,780	1,537,831
SLC Student Loan Trust, Series 2006-1, Class A4
0.59%	12/15/21	[2]	87,003	86,625
SLC Student Loan Trust, Series 2007-1, Class A3
0.39%	11/15/21	[2]	614,051	613,431
SLC Student Loan Trust, Series 2007-1, Class A4
0.42%	05/15/29	[2]	8,000,000	7,523,022

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2003-11, Class A5
0.56%	12/15/22	[2,3]	$4,699,587	$4,650,965
SLM Student Loan Trust, Series 2003-12, Class A5
0.79%	09/15/22	[2,3]	4,660,354	4,631,999
SLM Student Loan Trust, Series 2004-1, Class A3
0.53%	04/25/23	[2]	95,423	94,818
SLM Student Loan Trust, Series 2004-10, Class A6A
0.87%	04/27/26	[2,3]	18,130,000	17,920,126
SLM Student Loan Trust, Series 2004-10, Class A6B
0.87%	04/27/26	[2,3]	17,630,000	17,268,894
SLM Student Loan Trust, Series 2004-2, Class B
0.79%	07/25/39	[2]	2,130,465	1,829,809
SLM Student Loan Trust, Series 2004-5A, Class A5
0.92%	10/25/23	[2,3]	5,172,771	5,160,850
SLM Student Loan Trust, Series 2004-7, Class A5
0.49%	01/27/20	[2]	333,991	330,224
SLM Student Loan Trust, Series 2004-8, Class B
0.78%	01/25/40	[2]	790,207	678,865
SLM Student Loan Trust, Series 2005-10, Class A4
0.43%	10/25/19	[2]	3,683,489	3,674,094
SLM Student Loan Trust, Series 2005-4, Class B
0.50%	07/25/40	[2]	2,654,476	2,242,667
SLM Student Loan Trust, Series 2005-5, Class A3
0.42%	04/25/25	[2]	427,824	422,798
SLM Student Loan Trust, Series 2005-8, Class A3
0.43%	10/25/24	[2]	1,198,832	1,196,620
SLM Student Loan Trust, Series 2005-8, Class A4
1.07%	01/25/28	[2]	9,485,000	9,362,888
SLM Student Loan Trust, Series 2006-2, Class A6
0.49%	01/25/41	[2]	6,000,000	5,250,471
SLM Student Loan Trust, Series 2006-4, Class A5
0.42%	10/27/25	[2]	4,400,441	4,387,913
SLM Student Loan Trust, Series 2006-5, Class A5
0.43%	01/25/27	[2]	9,000,000	8,741,614
SLM Student Loan Trust, Series 2006-8, Class A6
0.48%	01/25/41	[2]	6,000,000	5,240,569

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2007-1, Class A5
0.41%	01/26/26	[2]	$2,970,000	$2,835,592
SLM Student Loan Trust, Series 2007-6, Class A4
0.70%	10/25/24	[2]	4,330,000	4,113,628
SLM Student Loan Trust, Series 2007-6, Class B
1.17%	04/27/43	[2]	935,910	783,317
SLM Student Loan Trust, Series 2007-7, Class A3
0.56%	04/25/17	[2]	1,554,076	1,552,547
SLM Student Loan Trust, Series 2008-2, Class B
1.52%	01/25/29	[2]	1,095,000	894,165
SLM Student Loan Trust, Series 2008-3, Class B
1.52%	04/25/29	[2]	1,095,000	916,829
SLM Student Loan Trust, Series 2008-4, Class B
2.17%	04/25/29	[2]	1,095,000	998,765
SLM Student Loan Trust, Series 2008-5, Class A3
1.62%	01/25/18	[2]	1,107,129	1,107,396
SLM Student Loan Trust, Series 2008-5, Class B
2.17%	07/25/29	[2]	1,095,000	1,015,296
SLM Student Loan Trust, Series 2008-6, Class B
2.17%	07/25/29	[2]	1,095,000	1,011,138
SLM Student Loan Trust, Series 2008-7, Class B
2.17%	07/25/29	[2]	1,095,000	964,148
SLM Student Loan Trust, Series 2008-8, Class A4
1.82%	04/25/23	[2]	8,200,000	8,215,974
SLM Student Loan Trust, Series 2008-8, Class B
2.57%	10/25/29	[2]	1,095,000	1,050,960
SLM Student Loan Trust, Series 2008-9, Class A
1.82%	04/25/23	[2]	13,994,078	14,016,858
SLM Student Loan Trust, Series 2008-9, Class B
2.57%	10/25/29	[2]	1,095,000	1,033,769
SLM Student Loan Trust, Series 2011-1, Class A1
0.94%	03/25/26	[2]	464,194	458,497
SLM Student Loan Trust, Series 2012-1, Class A2
0.87%	11/25/20	[2]	1,701,789	1,695,717
SLM Student Loan Trust, Series 2012-1, Class A3
1.37%	09/25/28	[2]	7,470,000	7,310,004

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report December 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2012-5, Class A2
0.72%	06/25/19	[2]	$1,331,321	$1,317,549
SLM Student Loan Trust, Series 2012-6, Class A2
0.70%	09/25/19	[2]	756,876	754,443
SLM Student Loan Trust, Series 2012-6, Class A3
1.17%	05/26/26	[2]	8,877,000	8,714,384
SLM Student Loan Trust, Series 2012-7, Class A2
0.70%	09/25/19	[2]	12,415,870	12,267,037
SLM Student Loan Trust, Series 2012-7, Class A3
1.07%	05/26/26	[2]	4,460,000	4,317,603
SLM Student Loan Trust, Series 2013-1, Class A2
0.67%	09/25/19	[2]	866,643	858,032
SLM Student Loan Trust, Series 2013-3, Class A2
0.72%	05/26/20	[2]	6,778,891	6,747,025
SLM Student Loan Trust, Series 2013-4, Class A
0.97%	06/25/27	[2]	6,204,500	6,013,276
SLM Student Loan Trust, Series 2013-5, Class A2
0.82%	10/26/20	[2]	6,859,880	6,830,943
SLM Student Loan Trust, Series 2013-6, Class A2
0.92%	02/25/21	[2]	8,740,673	8,710,568
SLM Student Loan Trust, Series 2014-1, Class A3
1.02%	02/26/29	[2]	6,865,000	6,574,462
SLM Student Loan Trust, Series 2014-2, Class A2
0.77%	10/25/21	[2]	4,665,000	4,632,475
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[3]	2,795,124	2,892,953

Total Asset-Backed Securities
(Cost $382,994,980)				378,499,555

BANK LOANS — 0.54%*
Electric — 0.07%
Chief Power Finance LLC, Term Loan B, 1st Lien
5.75%	12/31/20	[2]	2,475,000	2,376,000

Finance — 0.14%
ILFC AIG, Term Loan B, 1st Lien
3.50%	02/27/21	[2]	4,896,507	4,887,326

Health Care — 0.29%
HCA, Inc., Term Loan B4, 1st Lien
2.93%	05/01/18	[2]	5,944,551	5,944,581

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien (Canada)
4.50%	08/05/20	[2,4]	$3,831,516	$3,685,919

				9,630,500

Services — 0.04%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	[2,4]	1,395,113	1,367,210

Total Bank Loans
(Cost $18,509,773)				18,261,036

CORPORATES — 18.15%*
Banking — 3.22%
Bank of America Corp.
6.50%	08/01/16		8,200,000	8,440,350
Bank of America Corp. (MTN)
5.65%	05/01/18		300,000	323,277
8.68%	05/02/17	[2]	30,000	29,964
8.95%	05/18/17	[2]	30,000	30,075
9.57%	06/06/17	[2]	5,184,000	5,242,579
Bank of America N.A. (BKNT)
0.79%	06/15/16	[2]	8,600,000	8,588,125
0.81%	06/15/17	[2]	2,500,000	2,480,750
5.30%	03/15/17		3,850,000	4,006,225
6.10%	06/15/17		7,100,000	7,517,722
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		4,295,000	4,276,798
Credit Suisse/New York (Switzerland)
3.00%	10/29/21	[4]	1,000,000	998,735
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	1,669,000	1,819,757
JPMorgan Chase & Co.
3.45%	03/01/16		5,300,000	5,320,346
JPMorgan Chase Bank N.A.
0.83%	06/13/16	[2]	4,250,000	4,245,016
JPMorgan Chase Bank N.A. (BKNT)
6.00%	10/01/17		17,700,000	18,928,858
Lloyds Bank PLC (United Kingdom)
4.88%	01/21/16	[4]	10,380,000	10,399,258
Macquarie Bank Ltd. (Australia)
0.96%	06/15/16	[2,3,4]	4,350,000	4,349,443
Royal Bank of Scotland NV (Netherlands)
4.65%	06/04/18	[4]	1,500,000	1,559,038
Royal Bank of Scotland PLC (United Kingdom)
1.88%	03/31/17	[4]	625,000	622,657
6.40%	10/21/19	[4]	3,000,000	3,331,263

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
UBS AG/Stamford CT (MTN) (Switzerland)
1.30%	03/26/18	[2,4]	$8,000,000	$7,986,492
2.38%	08/14/19	[4]	3,300,000	3,308,667
UBS AG/Stamford CT (Switzerland)
0.97%	06/01/17	[2,4]	5,000,000	4,991,025

				108,796,420

Communications — 1.02%
AT&T, Inc.
1.53%	06/30/20	[2]	11,000,000	10,933,164
CCO Safari II LLC
4.46%	07/23/22	[3]	3,415,000	3,401,358
DISH DBS Corp.
4.25%	04/01/18		800,000	804,000
Level 3 Financing, Inc.
3.50%	05/31/22	[2]	2,000,000	1,972,500
Verizon Communications, Inc.
0.88%	06/09/17	[2]	5,000,000	4,980,690
1.30%	06/17/19	[2]	5,750,000	5,715,811
2.25%	09/14/18	[2]	2,950,000	3,027,007
Verizon Communications, Inc. (WI)
2.63%	02/21/20		3,708,000	3,724,512

				34,559,042

Electric — 1.03%
FirstEnergy Corp., Series A
2.75%	03/15/18		6,000,000	6,044,379
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[3]	6,036	6,066
Homer City Generation LP (PIK)
8.14%	10/01/19	[5,6]	6,644,460	5,581,346
Ipalco Enterprises, Inc. (WI)
5.00%	05/01/18		3,426,000	3,602,792
Jersey Central Power & Light Co.
4.80%	06/15/18		1,500,000	1,571,841
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		14,109,000	15,690,598
W3A Funding Corp.
8.09%	01/02/17		2,103,054	2,098,591

				34,595,613

Energy — 1.15%
Boardwalk Pipelines LP
5.50%	02/01/17		3,300,000	3,344,030
5.88%	11/15/16		4,000,000	4,039,628
Columbia Pipeline Group, Inc.
2.45%	06/01/18	[3]	1,936,000	1,893,956
Energy Transfer Partners LP
2.50%	06/15/18		6,000,000	5,750,430

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
3.35%	11/01/66	[2]	$3,746,000	$2,328,738
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	3,320,000	3,743,645
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		1,000,000	1,144,815
Rockies Express Pipeline LLC
6.00%	01/15/19	[3]	1,500,000	1,447,500
Sabine Pass LNG LP
7.50%	11/30/16	[3]	2,875,000	2,878,594
7.50%	11/30/16		1,500,000	1,501,875
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		8,673,000	8,704,847
Trans-Canada Pipelines Ltd. (Canada)
1.28%	06/30/16	[2,4]	2,065,000	2,066,611

				38,844,669

Finance — 4.99%
Chase Capital II, Series B
0.83%	02/01/27	[2]	2,398,000	2,054,184
Chase Capital VI
0.95%	08/01/28	[2]	1,000,000	850,000
CIT Group, Inc.
5.00%	05/15/17		3,150,000	3,248,595
Citigroup, Inc.
1.28%	07/25/16	[2]	11,849,000	11,873,462
2.50%	09/26/18		10,000,000	10,087,770
2.50%	07/29/19		3,000,000	3,000,909
Credit Suisse Group Funding Guernsey Ltd. (United Kingdom)
3.13%	12/10/20	[3,4]	9,500,000	9,471,310
Ford Motor Credit Co. LLC
0.98%	09/08/17	[2]	1,440,000	1,420,512
1.26%	01/09/18	[2]	8,000,000	7,923,616
1.59%	05/09/16	[2]	8,000,000	8,007,284
8.00%	12/15/16		1,325,000	1,401,375
GE Capital International Funding Co. (Ireland)
0.96%	04/15/16	[3,4]	5,553,000	5,555,738
General Electric Capital Corp. (MTN)
0.71%	05/05/26	[2]	6,300,000	5,818,561
General Motors Financial Co., Inc.
3.00%	09/25/17		11,000,000	11,061,875
Goldman Sachs Group, Inc.
1.05%	05/22/17	[2]	3,000,000	2,996,850
1.34%	10/23/19	[2]	5,000,000	5,002,815
5.35%	01/15/16		6,750,000	6,758,000
5.95%	01/18/18		4,625,000	4,983,424
6.15%	04/01/18		3,500,000	3,802,711
6.25%	09/01/17		1,475,000	1,580,051

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report December 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc., Series GLOB
2.38%	01/22/18		$1,000,000	$1,009,364
International Lease Finance Corp.
6.75%	09/01/16	[3]	6,000,000	6,180,000
7.13%	09/01/18	[3]	3,816,000	4,188,060
JPMorgan Chase Capital XIII, Series M
1.55%	09/30/34	[2]	2,465,000	2,058,275
JPMorgan Chase Capital XXI, Series U
1.28%	02/02/37	[2]	5,250,000	4,147,500
JPMorgan Chase Capital XXIII
1.36%	05/15/47	[2]	7,950,000	5,992,313
Morgan Stanley
1.35%	01/05/18	[2]	6,000,000	5,998,026
3.80%	04/29/16		3,800,000	3,833,913
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,206,492
Morgan Stanley, Series G (MTN)
6.63%	04/01/18		8,000,000	8,776,848
SL Green Realty Corp.
5.00%	08/15/18		8,000,000	8,404,340
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	8,966,000	9,078,075

				168,772,248

Food — 0.16%
Kraft Heinz Co.
1.60%	06/30/17	[3]	5,274,000	5,260,641

Health Care — 1.22%
Actavis Funding SCS (Luxembourg)
1.58%	03/12/18	[2,4]	10,825,000	10,865,605
Catholic Health Initiatives
2.60%	08/01/18		13,000,000	13,064,005
HCA, Inc.
3.75%	03/15/19		1,000,000	1,016,700
Providence Health & Services Obligated Group
1.41%	10/01/16	[2]	2,750,000	2,757,010
1.56%	10/01/17	[2]	11,940,000	12,003,685
Tenet Healthcare Corp.
4.01%	06/15/20	[2,3]	1,600,000	1,568,000

				41,275,005

Industrials — 0.06%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA, Inc. (Ireland)
3.51%	12/15/19	[2,3,4]	2,150,000	2,107,000

Insurance — 0.62%
Berkshire Hathaway, Inc.
2.20%	08/15/16		1,010,000	1,018,791

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
0.85%	07/15/16	[2,3]	$2,000,000	$2,003,316
1.88%	06/22/18	[3]	7,500,000	7,499,741
Nationwide Mutual Insurance Co.
2.80%	12/15/24	[2,3]	3,550,000	3,496,750
New York Life Global Funding
1.13%	03/01/17	[3]	7,000,000	6,999,356

				21,017,954

Materials — 0.07%
Rio Tinto Finance USA PLC (United Kingdom)
1.37%	06/17/16	[2,4]	2,380,000	2,371,938

Real Estate Investment Trust (REIT) — 3.33%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		5,800,000	5,707,328
BioMed Realty LP
3.85%	04/15/16		2,500,000	2,509,712
Essex Portfolio LP
5.50%	03/15/17		6,820,000	7,102,546
HCP, Inc.
6.00%	01/30/17		16,073,000	16,747,584
HCP, Inc. (MTN)
6.30%	09/15/16		7,600,000	7,858,689
Hospitality Properties Trust
6.30%	06/15/16		5,737,000	5,754,331
Kimco Realty Corp. (MTN)
5.78%	03/15/16		1,954,000	1,972,588
Mid-America Apartments LP
6.05%	09/01/16		3,225,000	3,314,230
UDR, Inc. (MTN)
5.25%	01/15/16		6,425,000	6,431,403
Ventas Realty LP
1.55%	09/26/16		15,485,000	15,517,340
Ventas Realty LP/ Ventas Capital Corp.
2.00%	02/15/18		4,935,000	4,913,424
Vereit Operating Partnership LP
2.00%	02/06/17		14,000,000	13,755,000
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	11,500,000	11,398,504
Welltower, Inc.
3.63%	03/15/16		3,000,000	3,012,644
4.70%	09/15/17		6,291,000	6,578,876

				112,574,199

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail — 0.38%
Walgreens Boots Alliance, Inc.
0.81%	05/18/16	[2]	$13,000,000	$12,956,060

Transportation — 0.90%
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		1,359,692	1,454,870
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		10,652,609	11,325,055
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		67,984	69,446
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20		3,079,001	3,277,212
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	10/02/22		1,887,677	2,056,978
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G2
0.81%	11/15/16	[2]	7,725,000	7,661,269
UAL Pass-Through Trust, Series 2009-1, Class 1
10.40%	11/01/16		2,051,132	2,179,328
UAL Pass-Through Trust, Series 2009-2A, Class 2
9.75%	01/15/17		2,261,316	2,396,994

				30,421,152

Total Corporates
(Cost $611,718,473)				613,551,941

MORTGAGE-BACKED — 38.50%**
Commercial Mortgage-Backed — 4.19%
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.17%	09/10/45	[2,3,5]	24,760,525	2,013,848
Commercial Mortgage Trust, Series 2012-CR4, Class A2
1.80%	10/15/45		8,580,000	8,525,217
Credit Suisse Mortgage Trust, Series 2006-C4 A3
5.47%	09/15/39		7,096,450	7,174,226
Credit Suisse Mortgage Trust, Series 2007-C4, Class AAB
5.95%	09/15/39	[2]	708,596	718,327
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46	[3]	4,308,767	4,321,126
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2
3.39%	07/10/44	[3]	15,116,461	15,185,572

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GE Business Loan Trust, Series 2006-2A, Class A
0.51%	11/15/34	[2,3]	$4,852,491	$4,604,783
GE Commercial Mortgage Corp., Series 2007-C1, Class A1A
5.48%	12/10/49	[2]	18,085,823	18,709,412
GS Mortgage Securities Trust, Series 2011-GC5, Class A2
3.00%	08/10/44		8,716,057	8,755,027
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4
5.40%	05/15/45		5,537,336	5,572,013
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	1,447,695	1,445,112
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF
0.49%	05/15/47	[2]	7,831,602	7,807,814
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class ASB
5.69%	02/12/51		735,033	750,691
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3
5.94%	02/15/51	[2]	64,935	64,902
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A1
3.85%	06/15/43	[3]	484,847	483,122
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A1
2.75%	11/15/43	[3]	817,181	822,798
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[3]	1,983,810	2,014,014
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2
3.15%	08/15/46		12,026,626	12,160,903
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2
5.30%	11/15/38		1,233,908	1,244,826
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		4,634,693	4,675,976
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4
5.69%	04/15/49	[2]	6,000,000	6,181,680

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report December 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.17%	01/15/41	[2]	$450,756	$450,714
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3
5.71%	06/15/49	[2]	18,000,000	18,458,442
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[3]	4,235,079	4,232,326
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A2
3.45%	06/15/44	[3]	5,162,703	5,181,789

				141,554,660

Non-Agency Mortgage-Backed — 18.81%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.64%	02/25/37	[2]	12,000,000	9,642,497
ACE Securities Corp., Series 2005-HE6, Class A1
0.68%	10/25/35	[2]	7,014,211	7,017,284
American Home Mortgage Assets, Series 2007-4, Class A2
0.61%	08/25/37	[2]	733,387	725,621
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1
0.85%	07/25/35	[2]	1,338,848	1,340,908
Ameriquest Mortgage Securities, Inc., Series 2006-R2, Class A1
0.60%	04/25/36	[2]	15,130,920	15,123,742
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		19,871	20,741
Argent Securities, Inc., Series 2005-W2, Class A1
0.68%	10/25/35	[2]	15,230,647	15,223,003
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		15,769,405	16,174,986
Banc of America Funding Corp., Series 2015-R2, Class 9A1
0.41%	03/25/37	[2,3]	12,862,357	12,443,443
Banc of America Funding Corp., Series 2015-R3, Class 8A1
0.37%	06/28/36	[2,3]	9,220,754	8,893,495
Banc of America Funding Corp., Series 2015-R4, Class 3A1
0.33%	07/25/36	[2,3]	12,223,163	11,475,955
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.58%	02/25/47	[2]	3,362,138	3,198,594

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2008-IND2, Class A1
2.07%	04/25/38	[2]	$15,938,728	$15,890,207
BCAP LLC Trust, Series 2012-R11, Class 11A1
2.74%	09/26/36	[2,3]	7,164,800	7,198,711
BCAP LLC Trust, Series 2012-RR11, Class 1A1
0.34%	01/26/37	[2,3]	9,525,809	9,460,912
BCAP LLC Trust, Series 2013-RR2, Class 5A1
2.66%	03/26/36	[2,3]	5,393,321	5,452,214
BCAP LLC Trust, Series 2013-RR5, Class 2A1
2.13%	03/26/37	[2,3]	11,379,610	11,380,709
Bear Stearns ARM Trust, Series 2004-3, Class 4A
2.84%	07/25/34	[2]	5,295,926	5,147,526
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.68%	03/25/35	[2]	4,763,486	4,784,859
Bear Stearns Asset-Backed Securities Trust, Series 2004-BO1, Class M3
1.47%	10/25/34	[2]	7,492,000	7,434,391
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class M1
0.97%	11/25/35	[2]	148,272	148,415
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
0.82%	08/25/43	[2]	675,005	667,147
Chase Mortgage Finance Corp., Series 2002-2, Class 2M1
1.32%	02/25/32	[2]	329,633	317,727
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
2.76%	02/25/37	[2]	17,829,131	18,081,495
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
2.72%	07/25/37	[2]	3,476,617	3,524,024
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A1
0.60%	05/25/36	[2,3]	1,644,070	1,441,197
CIM Trust, Series 2015-3AG, Class A1
1.99%	10/25/57	[2,3]	13,254,691	13,287,731
CIM Trust, Series 2015-4AG, Class A1
2.24%	10/25/57	[2,3]	16,505,201	16,463,213
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.90%	02/25/34	[2]	228,077	223,247
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M1
1.11%	09/25/35	[2]	5,391,713	5,387,263

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A3
0.57%	11/25/36	[2]	$6,865,922	$6,860,300
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.60%	03/25/37	[2]	984,955	977,356
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
1.72%	07/25/37	[2]	90,000	80,017
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		3,439,505	3,738,425
Conseco Financial Corp., Series 1994-1, Class A5
7.65%	04/15/19		14,279	14,690
Conseco Financial Corp., Series 1996-1, Class M1
7.00%	03/15/27	[2]	784,728	792,437
Conseco Financial Corp., Series 1997-2, Class A7
7.62%	06/15/28	[2]	954,341	981,026
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	760,833	798,334
Conseco Financial Corp., Series 1997-7, Class A9
7.37%	07/15/29	[2]	2,286,552	2,366,626
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[2]	11,966	12,336
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.58%	08/25/34	[2]	28,705	27,914
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR1, Class 5A1
2.52%	02/25/34	[2]	4,048,390	4,078,864
Credit Suisse Mortgage Trust, Series 2007-C1, Class AAB
5.34%	02/15/40		508,988	512,312
Credit Suisse Mortgage Trust, Series 2013-7R, Class 5A1
0.44%	07/26/36	[2,3]	3,798,912	3,451,190
Credit Suisse Mortgage Trust, Series 2014-9R, Class 8A1
0.36%	10/27/36	[2,3]	4,190,894	4,031,752
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3 (STEP)
4.04%	11/25/35		1,259,663	1,309,516

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.38%	01/25/36		$2,717,894	$1,983,493
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.48%	04/25/37	[2]	3,892,853	2,520,617
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
0.41%	03/19/45	[2]	1,885,122	1,700,926
FBR Securitization Trust, Series 2005-02, Class M1
1.14%	09/25/35	[2]	14,723,532	14,632,977
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FF5, Class A3C
1.42%	08/25/34	[2]	1,602,152	1,612,955
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M1
0.84%	05/25/36	[2]	2,110,839	2,096,048
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.60%	06/25/37	[2]	15,705,768	10,119,650
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[2]	17,914	17,587
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 2A2
2.68%	02/25/35	[2]	2,225,167	2,228,225
GE Business Loan Trust, Series 2007-1A, Class A
0.50%	04/16/35	[2,3]	2,724,582	2,583,862
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.86%	06/25/30	[2]	347,967	328,060
GSAA Home Equity Trust, Series 2005-9, Class 1A1
0.70%	08/25/35	[2]	4,126,581	3,993,851
GSAMP Trust, Series 2005-HE4, Class M1
0.87%	07/25/45	[2]	2,704,587	2,724,461
GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1
2.73%	11/25/35	[2]	1,496,814	1,434,035
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1
0.61%	08/25/46	[2]	4,529,939	4,432,914
Home Equity Asset Trust, Series 2006-4, Class 2A3
0.59%	08/25/36	[2]	7,298,370	7,290,216
Home Equity Loan Trust, Series 2006-3, Class A4
0.64%	03/20/36	[2]	4,302,365	4,285,735

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report December 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Home Equity Loan Trust, Series 2007-1, Class AS
0.60%	03/20/36	[2]	$4,818,668	$4,809,267
Impac CMB Trust, Series 2005-5, Class A1
1.06%	08/25/35	[2]	3,076,560	2,739,170
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
1.20%	12/25/34	[2]	406,977	347,797
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
1.22%	11/25/34	[2]	1,398,955	1,217,459
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		763,490	792,673
JPMorgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2F3 (STEP)
3.21%	10/25/35		2,313,764	2,220,915
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV4
0.70%	03/25/47	[2]	50,000	30,119
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1
2.77%	07/25/35	[2]	2,789,763	2,813,176
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.73%	07/25/35	[2]	654,272	666,219
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		2,123,022	2,186,737
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		1,760,183	1,841,865
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40	[2,5]	181,274,133	4,053,453
Long Beach Mortgage Loan Trust, Series 2005-2, Class M3
1.16%	04/25/35	[2]	662,994	664,647
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
2.82%	01/25/34	[2]	22,169	21,499
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.75%	01/25/34	[2]	53,124	51,546
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
2.77%	11/21/34	[2]	2,604,579	2,671,255
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.24%	04/25/34	[2]	322,837	311,251

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
1.62%	06/25/34	[2]	$32,966	$31,650
MASTR Alternative Loan Trust, Series 2003-1, Class 1A1
6.25%	12/25/32		4,561,123	4,811,353
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1
5.50%	07/25/33		8,149,589	8,652,851
MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
5.25%	11/25/33		9,268,759	9,663,997
MASTR Alternative Loan Trust, Series 2004-7, Class 1A1
5.50%	07/25/34		8,686,912	8,904,147
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
0.65%	02/25/36	[2]	4,870,560	4,869,592
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.66%	10/25/32	[2]	335,734	332,447
Merrill Lynch Mortgage Investors, Inc., Series 2004-A4, Class A1
2.56%	08/25/34	[2]	2,658,236	2,714,664
Merrill Lynch Mortgage Investors, Inc., Series 2006-F1, Class 1A2
6.00%	04/25/36		3,397,704	3,104,658
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,567,811	1,807,457
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	6,693,013	7,224,090
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
1.35%	07/25/34	[2]	8,970,906	8,686,893
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M2
1.20%	07/25/35	[2]	1,159,627	1,162,420
Morgan Stanley Capital I Trust, Series 2005-NC2, Class M2
1.05%	03/25/35	[2]	6,951,535	6,928,924
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
1.12%	07/25/34	[2]	890,827	868,171
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 3A
1.45%	03/26/37	[2,3]	7,947,216	7,931,270
MortgageIT Trust, Series 2005-3, Class A1
0.72%	08/25/35	[2]	788,968	736,237
MortgageIT Trust, Series 2005-4, Class A1
0.70%	10/25/35	[2]	12,370,349	11,223,494

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV3
0.59%	09/25/36	[2]	$1,211,579	$1,216,331
New Century Home Equity Loan Trust, Series 2005-3, Class M2
0.91%	07/25/35	[2]	15,000,000	14,601,837
Nomura Home Equity Loan, Inc., Series 2006-HE1, Class A3
0.63%	02/25/36	[2]	148,884	149,224
Nomura Resecuritization Trust, Series 2013-1R, Class 3A1
0.36%	10/26/36	[2,3]	5,850,774	5,753,854
Nomura Resecuritization Trust, Series 2014-1R, Class 1A1
0.36%	10/25/36	[2,3]	6,312,822	6,144,761
Nomura Resecuritization Trust, Series 2014-1R, Class 3A1
0.35%	07/26/36	[2,3]	5,331,912	5,288,843
Nomura Resecuritization Trust, Series 2014-1R, Class 4A1
0.48%	01/25/37	[2,3]	4,783,123	4,705,952
Nomura Resecuritization Trust, Series 2015-4R, Class 3A1
2.36%	01/26/36	[2,3]	14,561,969	14,886,154
Oakwood Mortgage Investors, Inc., Series 1997-B, Class M
7.78%	08/15/27		158,643	158,883
Option One Mortgage Loan Trust, Series 2005-1, Class A4
1.22%	02/25/35	[2]	2,963,558	2,955,144
Park Place Securities, Inc., Series 2004-WCW2, Class M2
1.40%	10/25/34	[2]	15,724,621	15,805,344
Park Place Securities, Inc., Series 2005-WCW1, Class M1
0.87%	09/25/35	[2]	14,451,393	14,391,051
Park Place Securities, Inc., Series 2005-WCW2, Class M1
0.92%	07/25/35	[2]	19,235,000	19,158,187
Park Place Securities, Inc., Series 2005-WCW3, Class A1B
0.72%	08/25/35	[2]	5,313,176	5,306,345
Park Place Securities, Inc., Series 2005-WHG4, Class A2D
0.79%	09/25/35	[2]	11,128,813	11,144,779
Park Place Securities, Inc., Series 2005-WHQ1, Class M2
1.17%	03/25/35	[2]	3,610,242	3,636,612
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
3.11%	03/25/35	[2]	8,027,243	5,785,504

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc., Series 2004-SL4, Class A3
6.50%	07/25/32		$818,551	$844,633
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A5
6.50%	05/25/32		1,941,798	1,929,289
Residential Asset Securities Corp., Series 2005-KS11, Class AI4
0.73%	12/25/35	[2]	8,948,376	8,918,952
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.69%	02/25/36	[2]	833,969	586,419
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.56%	12/25/36	[2]	2,599,837	2,589,966
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 6A
2.58%	11/25/34	[2]	8,535,545	8,164,090
Structured Asset Investment Loan Trust, Series 2005-8, Class A4
0.78%	10/25/35	[2]	9,756,190	9,723,645
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.44%	09/25/33	[2]	1,818,694	1,765,327
Terwin Mortgage Trust, Series 2004-7HE, Class A1
0.97%	07/25/34	[2,3]	115,413	110,347
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.75%	01/25/33	[2]	198,349	200,596
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.58%	01/25/35	[2]	1,534,963	1,545,782
WaMu Mortgage Pass-Through Certificates, Series 2004-CB2, Class 2A
5.50%	07/25/34		9,332,880	9,826,615
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.71%	10/25/45	[2]	4,676,448	4,361,448
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
0.75%	01/25/45	[2]	723,479	684,046
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Q, Class 1A1
2.74%	09/25/34	[2]	2,711,487	2,756,973
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
2.74%	06/25/35	[2]	9,146,024	9,157,400
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR9, Class 1A1
2.73%	05/25/35	[2]	248,393	255,786

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report December 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A5
2.76%	03/25/36	[2]	$2,614,263	$2,514,043

				635,707,489

U.S. Agency Mortgage-Backed — 15.50%
Fannie Mae Pool 465761
3.16%	08/01/17		5,352,860	5,350,117
Fannie Mae Pool 555284
7.50%	10/01/17		408	423
Fannie Mae Pool 567002
8.00%	05/01/23		41,609	46,205
Fannie Mae Pool 735861
6.50%	09/01/33		24,316	27,500
Fannie Mae Pool 745936
6.06%	08/01/16		18,081,179	18,376,019
Fannie Mae Pool 770900
2.19%	04/01/34	[2]	392,539	404,568
Fannie Mae Pool 995182
5.50%	06/01/20		2,505,466	2,604,719
Fannie Mae Pool AD0172
4.75%	04/01/16		8,346,639	8,342,611
Fannie Mae Pool AD0538
6.00%	05/01/24		1,104,322	1,205,429
Fannie Mae Pool AE0083
6.00%	01/01/40		2,467,749	2,795,058
Fannie Mae Pool AL0851
6.00%	10/01/40		2,999,633	3,392,521
Fannie Mae Pool FN0002
3.29%	12/01/17		4,116,046	4,242,756
Fannie Mae REMICS, Series 1997-76, Class FS
0.80%	09/17/27	[2]	27,835	26,673
Fannie Mae REMICS, Series 2001-60, Class OF
1.37%	10/25/31	[2]	1,528,736	1,560,886
Fannie Mae REMICS, Series 2003-130, Class HF
0.87%	12/25/33	[2]	2,661,389	2,675,100
Fannie Mae REMICS, Series 2003-134, Class FC
1.02%	12/25/32	[2]	9,867,522	9,978,071
Fannie Mae REMICS, Series 2005-57, Class EG
0.72%	03/25/35	[2]	7,724,352	7,737,918
Fannie Mae REMICS, Series 2007-61, Class A
0.70%	03/25/37	[2]	3,808,511	3,819,288

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2007-64, Class FA
0.89%	07/25/37	[2]	$1,068,325	$1,079,377
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		2,106,394	2,248,273
Fannie Mae REMICS, Series 2009-33, Class FB
1.24%	03/25/37	[2]	4,838,969	4,929,889
Fannie Mae REMICS, Series 2009-85, Class LF
1.62%	10/25/49	[2]	6,224,476	6,352,893
Fannie Mae REMICS, Series 2009-96, Class FA
1.32%	11/25/49	[2]	4,884,396	4,972,231
Fannie Mae REMICS, Series 2010-109, Class PF
0.82%	10/25/40	[2]	2,935,087	2,953,736
Fannie Mae REMICS, Series 2010-26, Class S (IO)
6.01%	11/25/36	[2]	16,633,576	2,613,841
Fannie Mae REMICS, Series 2010-39, Class FE
1.19%	06/25/37	[2]	9,111,571	9,265,329
Fannie Mae REMICS, Series 2010-43, Class DP
5.00%	05/25/40		2,465,845	2,622,123
Fannie Mae REMICS, Series 2010-6, Class BF
1.18%	02/25/40	[2]	3,749,083	3,815,960
Fannie Mae REMICS, Series 2010-95, Class S (IO)
6.38%	09/25/40	[2]	11,197,960	2,382,947
Fannie Mae REMICS, Series 2011-118, Class FB
0.87%	11/25/41	[2]	15,917,494	16,005,195
Fannie Mae REMICS, Series 2011-71, Class FB
0.92%	05/25/37	[2]	6,952,647	7,016,184
Fannie Mae REMICS, Series 2012-33, Class F
0.94%	04/25/42	[2]	12,230,164	12,318,833
Fannie Mae REMICS, Series 2013-54, Class HF
0.62%	10/25/41	[2]	13,622,096	13,574,467
Fannie Mae REMICS, Series 2013-75, Class FC
0.67%	07/25/42	[2]	10,811,112	10,784,922
Fannie Mae REMICS, Series G92-10, Class Z
7.75%	01/25/22		2,159	2,304

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 19

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2013-M11, Class A
1.50%	01/25/18		$4,277,932	$4,281,699
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		16,084,032	16,072,367
Fannie Mae-Aces, Series 2014-M8, Class FA
0.44%	05/25/18	[2]	4,064,780	4,048,115
Freddie Mac Gold Pool A45796
7.00%	01/01/33		10,353	11,552
Freddie Mac Gold Pool C46104
6.50%	09/01/29		14,958	17,047
Freddie Mac Gold Pool G13032
6.00%	09/01/22		1,734,025	1,872,896
Freddie Mac Gold Pool G13475
6.00%	01/01/24		220,696	238,304
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20		14,430,000	15,593,964
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A1
2.87%	02/25/23		15,126,373	15,507,654
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A1
0.60%	07/25/20	[2]	9,971,789	10,002,328
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
0.57%	05/25/22	[2]	16,281,106	16,273,537
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
0.57%	08/25/23	[2]	19,382,545	19,410,163
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		17,405,000	18,695,086
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		5,995,221	6,201,086
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		877,009	981,046
Freddie Mac REMICS, Series 2454, Class FQ
1.33%	06/15/31	[2]	13,767	14,205
Freddie Mac REMICS, Series 2733, Class FB
0.93%	10/15/33	[2]	5,335,000	5,414,400

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3084, Class FN
0.83%	12/15/34	[2]	$6,842,041	$6,885,908
Freddie Mac REMICS, Series 3294, Class CB
5.50%	03/15/37		602,246	644,266
Freddie Mac REMICS, Series 3300, Class FA
0.63%	08/15/35	[2]	1,868,555	1,872,334
Freddie Mac REMICS, Series 3325, Class NF
0.63%	08/15/35	[2]	4,818,717	4,828,476
Freddie Mac REMICS, Series 3345, Class FP
0.53%	11/15/36	[2]	313,785	313,952
Freddie Mac REMICS, Series 3345, Class PF
0.51%	05/15/36	[2]	96,011	96,011
Freddie Mac REMICS, Series 3346, Class FA
0.56%	02/15/19	[2]	7,141,899	7,146,667
Freddie Mac REMICS, Series 3524, Class FC
1.27%	06/15/38	[2]	2,419,942	2,487,543
Freddie Mac REMICS, Series 3531, Class FM
1.23%	05/15/39	[2]	3,287,496	3,339,526
Freddie Mac REMICS, Series 3672, Class A
6.00%	05/15/40		425,926	453,124
Freddie Mac REMICS, Series 3792, Class DF
0.73%	11/15/40	[2]	4,895,311	4,909,277
Freddie Mac REMICS, Series 3824, Class FA
0.48%	03/15/26	[2]	4,949,024	4,948,652
Freddie Mac REMICS, Series 3828, Class TF
0.73%	04/15/29	[2]	1,435,334	1,440,305
Freddie Mac REMICS, Series 4109, Class KF
0.73%	05/15/32	[2]	21,376,078	21,389,438
Freddie Mac REMICS, Series 4235, Class FA
0.68%	01/15/34	[2]	10,903,987	10,918,007
Freddie Mac Strips, Series 240, Class F30
0.63%	07/15/36	[2]	5,702,155	5,700,968
Freddie Mac Strips, Series 263, Class F5
0.83%	06/15/42	[2]	6,000,558	6,033,946
Freddie Mac Strips, Series 319, Class F2
0.83%	11/15/43	[2]	26,352,778	26,486,712

See accompanying notes to Schedule of Portfolio Investments.

20 / N-Q Report December 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae I Pool 422972
6.50%	07/15/29		$31,846	$36,464
Ginnie Mae II Pool 1849
8.50%	08/20/24		511	535
Ginnie Mae II Pool 2020
8.50%	06/20/25		1,481	1,673
Ginnie Mae II Pool 2286
8.50%	09/20/26		1,634	1,873
Ginnie Mae II Pool 2487
8.50%	09/20/27		13,620	15,578
Ginnie Mae II Pool 80059
1.75%	04/20/27	[2]	28,509	29,474
Ginnie Mae II Pool 80589
1.75%	03/20/32	[2]	42,623	43,056
Ginnie Mae II Pool 80610
1.75%	06/20/32	[2]	19,703	20,307
Ginnie Mae II Pool 80968
1.88%	07/20/34	[2]	571,854	591,203
Ginnie Mae II Pool 81201
2.25%	01/20/35	[2]	14,001	14,292
Ginnie Mae II Pool 8599
3.00%	02/20/25	[2]	23,351	24,303
Ginnie Mae, Series 12, Class C
5.28%	04/16/41	[2]	4,733,451	4,985,443
Ginnie Mae, Series 2003-11, Class FK
0.64%	02/16/33	[2]	2,149,931	2,156,870
Ginnie Mae, Series 2004-5, Class PF
0.95%	02/20/33	[2]	2,208,635	2,216,338
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[2]	3,942,486	3,999,897
Ginnie Mae, Series 2009-106, Class XI (IO)
6.59%	05/20/37	[2]	9,828,768	1,994,551
Ginnie Mae, Series 2011-78, Class AB
2.45%	02/16/39		963,238	964,724
Ginnie Mae, Series 2012-13, Class KF
0.70%	07/20/38	[2]	3,609,592	3,620,332
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		6,485,282	6,376,700
NCUA Guaranteed Notes, Series 2010-R1, Class A1
0.72%	10/07/20	[2]	9,841,616	9,882,367
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.65%	11/06/17	[2]	10,415,306	10,432,735
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.83%	12/08/20	[2]	12,341,100	12,428,494
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.83%	12/08/20	[2]	5,499,924	5,537,340

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.81%	03/09/21	[2]	$16,628,741	$16,567,254
NCUA Guaranteed Notes, Series 2011-R1, Class 1A
0.72%	01/08/20	[2]	7,109,202	7,139,284
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.67%	02/06/20	[2]	7,060,292	7,082,785
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
0.59%	03/11/20	[2]	3,915,094	3,926,758
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
0.65%	03/06/20	[2]	2,875,136	2,879,814
NCUA Guaranteed Notes, Series 2011-R5, Class 1A
0.66%	04/06/20	[2]	1,051,867	1,051,949

				524,077,320

Total Mortgage-Backed
(Cost $1,290,957,001)				1,301,339,469

MUNICIPAL BONDS — 0.37%*
California — 0.37%
State of California, Taxable, Various Purpose
5.50%	03/01/16		1,775,000	1,789,378
6.20%	03/01/19		600,000	681,672
University of California, Floating Rate Notes, Series Y, Class 1
0.93%	07/01/41	[2]	10,000,000	9,998,500

				12,469,550

Total Municipal Bonds
(Cost $12,446,127)				12,469,550

U.S. TREASURY SECURITIES — 25.91%
U.S. Treasury Notes — 25.91%
U.S. Treasury Notes
0.75%	10/31/17		433,335,000	431,049,851
0.88%	11/30/17		117,090,000	116,751,534
1.00%	12/31/17		131,985,000	131,829,728
1.25%	11/15/18		196,495,000	196,207,135

Total U.S. Treasury Securities
(Cost $877,720,573)				875,838,248

Total Bonds – 94.67%
(Cost $3,194,346,927)				3,199,959,799

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 21

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Notional Amount (000’s)	Value

PURCHASED SWAPTIONS — 0.00%
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 6.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.
	$30,000	$140,802

Total Purchased Swaptions
(Cost $939,000)

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 5.19%
Foreign Government Obligations — 0.54%
Japan Treasury Discount Bill, Series 575 (Japan)
2.29%[7]	06/10/16	[4]	2,210,000,000	18,379,881
Money Market Funds — 0.31%
Morgan Stanley Institutional Fund
0.00%[8]			10,514,000	10,514,000
U.S. Agency Discount Notes — 1.78%
Federal Home Loan Bank
0.32%[7]	02/19/16		60,000,000	59,981,580
U.S. Treasury Bills — 2.56%
U.S. Treasury Bills
0.13%[7]	01/07/16	[9]	820,000	819,997
0.14%[7]	04/14/16		17,000,000	16,991,296
0.74%[7]	12/08/16		68,990,000	68,603,375
				86,414,668
Total Short-Term Investments
(Cost $174,796,669)				175,290,129

Total Investments – 99.86%
(Cost $3,370,082,596)[1]				3,375,390,730

Cash and Other Assets, Less
Liabilities – 0.14%				4,779,992

Net Assets – 100.00%				$3,380,170,722

Currency Purchased	Currency Sold	Unrealized (Depreciation)

FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 06/10/16 at 120.30 Counterparty: Citigroup, Inc.
USD $	18,084,366	JPY 2,210,000,000	$(376,345)

Net unrealized (depreciation)			$(376,345)

Contracts	Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS

1,090	U.S. Treasury Two Year Note, Expiration March 2016	$(461,980)

	Net unrealized (depreciation)	$(461,980)

Issues	Notional Amount (000’s)	Premiums (Received)	Value

WRITTEN SWAPTIONS

Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 7.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc. Interest rate contract

$(30,000)	$(540,000)	$(72,462)

Total Written Swaptions	$(540,000)	$(72,462)

Notes:

[1]	Cost for federal income tax purposes is $3,370,745,651 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$30,802,473
Gross unrealized (depreciation)	(26,157,394)

Net unrealized appreciation	$4,645,079

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2015.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $11,648,647, which is 0.34% of total net assets.

[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.

[7]	Represents annualized yield at date of purchase.

[8]	Represents the current yield as of December 31, 2015.

[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $730,000.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report December 2015

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 23

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 97.07%
ASSET-BACKED SECURITIES — 8.35%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.52%	12/27/44	[2,3]	$950,000	$927,057
American Money Management Corp., Series 2014-14A, Class A1L (Cayman Islands)
1.77%	07/27/26	[2,3,4]	1,100,000	1,089,011
Babson CLO Ltd., Series 2014-IIA, Class A (Cayman Islands)
1.71%	10/17/26	[2,3,4]	760,000	752,832
Ballyrock CLO LLC, Series 2014-1, Class A1 (Cayman Islands)
1.80%	10/20/26	[2,3,4]	1,680,000	1,668,613
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.79%	01/25/35	[2,3]	846,186	770,296
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.80%	06/25/26	[2]	350,000	338,935
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.59%	02/25/35	[2]	650,000	639,820
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.32%	10/27/36	[2]	930,000	910,061
Chase Issuance Trust, Series 2014-A3, Class A3
0.53%	05/15/18	[2]	3,030,000	3,029,483
CIT Education Loan Trust, Series 2007-1, Class A
0.69%	03/25/42	[2,3]	412,371	380,374
Citibank Credit Card Issuance Trust, Series 2006-A8, Class A8
0.36%	12/17/18	[2]	2,490,000	2,484,455
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	2,790,000	2,774,008
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.97%	04/25/35	[2]	649,179	634,617
Flatiron CLO Ltd., Series 2014-1A, Class A1 (Cayman Islands)
1.70%	07/17/26	[2,3,4]	1,350,000	1,333,111
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
1.07%	08/27/46	[2,3]	893,280	819,286
GE Business Loan Trust, Series 2004-2A, Class A
0.55%	12/15/32	[2,3]	270,863	267,269
GE Business Loan Trust, Series 2005-1A, Class A3
0.58%	06/15/33	[2,3]	421,589	408,888

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/24	[3,4]	$1,437,708	$1,407,549
Higher Education Funding, Series 2014-1, Class A
1.44%	05/25/34	[2,3]	1,205,511	1,176,715
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	593,073	618,615
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[3]	1,104,642	1,109,838
Limerock CLO II Ltd., Series 2014-2A, Class A (Cayman Islands)
1.82%	04/18/26	[2,3,4]	1,200,000	1,190,174
Limerock CLO, Series 2014-3A, Class A1 (Cayman Islands)
1.82%	10/20/26	[2,3,4]	1,875,000	1,856,336
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	2,390,000	2,376,664
Magnetite XII Ltd., Series 2014-11A, Class A1 (Cayman Islands)
1.77%	01/18/27	[2,3,4]	2,400,000	2,381,982
Navient Student Loan Trust, Series 2014-1, Class A3
0.93%	06/25/31	[2]	2,765,000	2,641,404
Navient Student Loan Trust, Series 2014-2, Class A
1.06%	03/25/43	[2]	2,562,016	2,410,353
Navient Student Loan Trust, Series 2014-3, Class A
1.04%	03/25/43	[2]	2,582,137	2,433,048
Navient Student Loan Trust, Series 2014-4, Class A
0.84%	03/25/43	[2]	2,444,514	2,301,559
Navient Student Loan Trust, Series 2014-8, Class A3
1.02%	05/27/31	[2]	4,710,000	4,507,222
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
0.95%	03/25/26	[2,3]	3,027,802	2,954,046
Nelnet Student Loan Trust, Series 2011-1A, Class A
1.27%	02/25/43	[2,3]	2,051,913	2,017,724
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.37%	11/25/43	[2,3]	1,370,000	1,262,864
Nelnet Student Loan Trust, Series 2015-2A, Class A2
1.02%	09/25/42	[2,3]	5,275,000	5,092,682
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[3]	184,808	188,504

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report December 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust I, Series 2002-2, Class B2
1.90%	07/01/42	[2,3]	$650,000	$504,036
SLC Student Loan Trust, Series 2004-1, Class B
0.65%	08/15/31	[2]	249,877	212,799
SLC Student Loan Trust, Series 2005-3, Class B
0.76%	06/15/40	[2]	970,671	821,506
SLC Student Loan Trust, Series 2008-1, Class A4A
2.11%	12/15/32	[2]	621,530	631,134
SLM Student Loan Trust, Series 2004-2, Class B
0.79%	07/25/39	[2]	286,584	246,141
SLM Student Loan Trust, Series 2004-8, Class B
0.78%	01/25/40	[2]	286,217	245,888
SLM Student Loan Trust, Series 2004-8A, Class A5
0.82%	04/25/24	[2,3]	1,939,441	1,919,812
SLM Student Loan Trust, Series 2005-4, Class A3
0.44%	01/25/27	[2]	2,840,156	2,703,756
SLM Student Loan Trust, Series 2005-4, Class B
0.50%	07/25/40	[2]	331,810	280,333
SLM Student Loan Trust, Series 2006-2, Class A6
0.49%	01/25/41	[2]	925,000	809,448
SLM Student Loan Trust, Series 2006-8, Class A6
0.48%	01/25/41	[2]	925,000	807,921
SLM Student Loan Trust, Series 2007-6, Class A4
0.70%	10/25/24	[2]	4,730,000	4,493,639
SLM Student Loan Trust, Series 2007-6, Class B
1.17%	04/27/43	[2]	136,754	114,457
SLM Student Loan Trust, Series 2008-2, Class B
1.52%	01/25/29	[2]	160,000	130,654
SLM Student Loan Trust, Series 2008-3, Class B
1.52%	04/25/29	[2]	160,000	133,966
SLM Student Loan Trust, Series 2008-4, Class B
2.17%	04/25/29	[2]	160,000	145,938
SLM Student Loan Trust, Series 2008-5, Class B
2.17%	07/25/29	[2]	2,210,000	2,049,136
SLM Student Loan Trust, Series 2008-6, Class A3
1.07%	01/25/19	[2]	5,190,000	5,168,808

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-6, Class B
2.17%	07/25/29	[2]	$160,000	$147,746
SLM Student Loan Trust, Series 2008-7, Class B
2.17%	07/25/29	[2]	160,000	140,880
SLM Student Loan Trust, Series 2008-8, Class B
2.57%	10/25/29	[2]	160,000	153,565
SLM Student Loan Trust, Series 2008-9, Class A
1.82%	04/25/23	[2]	4,158,936	4,165,706
SLM Student Loan Trust, Series 2008-9, Class B
2.57%	10/25/29	[2]	2,160,000	2,039,216
SLM Student Loan Trust, Series 2009-3, Class A
1.17%	01/25/45	[2,3]	5,336,010	5,114,312
SLM Student Loan Trust, Series 2011-2, Class A1
1.02%	11/25/27	[2]	1,177,195	1,158,145
SLM Student Loan Trust, Series 2011-2, Class A2
1.62%	10/25/34	[2]	500,000	493,435
SLM Student Loan Trust, Series 2012-3, Class A
1.07%	12/26/25	[2]	2,168,513	2,097,181
SLM Student Loan Trust, Series 2012-6, Class A2
0.70%	09/25/19	[2]	2,225,345	2,218,191
SLM Student Loan Trust, Series 2012-7, Class A3
1.07%	05/26/26	[2]	800,000	774,458
SLM Student Loan Trust, Series 2013-4, Class A
0.97%	06/25/27	[2]	584,586	566,569
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[3]	453,152	469,012
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	3,†	693,441	795,649
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A3
0.67%	12/15/17		611,281	610,058
Voya CLO Ltd., Series 2014-4A, Class A1 (Cayman Islands)
1.82%	10/14/26	[2,3,4]	2,150,000	2,137,880
Voya CLO Ltd., Series 2015-1A, Class A1 (Cayman Islands)
1.80%	04/18/27	[2,3,4]	990,000	980,102

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 25

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Voya CLO, Series 2014-1A, Class A1 (Cayman Islands)
1.82%	04/18/26	[2,3,4]	$1,210,000	$1,201,748

Total Asset-Backed Securities
(Cost $106,481,347)				103,838,620

BANK LOANS — 0.24%*
Finance — 0.22%
ILFC AIG, Term Loan B, 1st Lien
3.50%	02/27/21	[2]	2,795,136	2,789,895

Services — 0.02%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	[2,4]	246,196	241,272

Total Bank Loans
(Cost $3,031,346)				3,031,167

CORPORATES — 25.63%*
Automotive — 0.09%
General Motors Financial Co., Inc.
3.45%	04/10/22		1,200,000	1,150,125

Banking — 3.89%
Abbey National Treasury Services PLC/London (United Kingdom)
1.38%	03/13/17	[4]	1,555,000	1,549,026
Bank of America Corp.
6.00%	09/01/17		440,000	468,402
6.50%	08/01/16		320,000	329,380
Bank of America Corp. (MTN)
1.48%	04/01/19	[2]	1,000,000	994,500
2.63%	04/19/16		1,880,000	1,858,425
5.65%	05/01/18		500,000	538,795
8.68%	05/02/17	[2]	510,000	509,388
8.95%	05/18/17	[2]	410,000	411,025
9.57%	06/06/17	[2]	319,000	322,605
Bank of America N.A. (BKNT)
0.79%	06/15/16	[2]	150,000	149,793
0.81%	06/15/17	[2]	1,350,000	1,339,605
5.30%	03/15/17		2,510,000	2,611,851
6.00%	06/15/16		650,000	663,949
6.10%	06/15/17		1,340,000	1,418,838
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		2,500,000	2,489,405
Credit Suisse/New York (MTN) (Switzerland)
1.01%	01/29/18	[2,4]	2,000,000	1,995,288
Credit Suisse/New York (Switzerland)
6.00%	02/15/18	[4]	288,000	309,653
Discover Bank
2.00%	02/21/18		1,525,000	1,515,334

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Discover Bank (BKNT)
3.10%	06/04/20		$1,475,000	$1,481,429
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	2,915,000	3,178,306
JPMorgan Chase & Co.
2.20%	10/22/19		2,000,000	1,989,258
2.55%	10/29/20		5,690,000	5,635,504
JPMorgan Chase Bank N.A.
0.83%	06/13/16	[2]	600,000	599,296
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		600,000	637,520
6.00%	10/01/17		500,000	534,713
Macquarie Bank Ltd. (Australia)
0.96%	06/15/16	[2,3,4]	2,000,000	1,999,744
Royal Bank of Scotland NV (Netherlands)
4.65%	06/04/18	[4]	905,000	940,620
Royal Bank of Scotland PLC (United Kingdom)
6.40%	10/21/19	[4]	3,350,000	3,719,910
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[4]	1,300,000	1,292,130
UBS AG/Stamford CT (MTN) (Switzerland)
1.30%	03/26/18	[2,4]	3,000,000	2,994,934
UBS AG/Stamford CT (Switzerland)
0.97%	06/01/17	[2,4]	1,500,000	1,497,307
UBS Group Funding Jersey Ltd. (United Kingdom)
2.95%	09/24/20	[3,4]	2,500,000	2,480,189

				48,456,122

Communications — 1.10%
AT&T, Inc.
1.53%	06/30/20	[2]	4,000,000	3,975,696
CCO Safari II LLC
4.46%	07/23/22	[3]	2,795,000	2,783,835
Neptune Finco Corp.
6.63%	10/15/25	[3]	500,000	521,250
Sprint Communications, Inc.
9.00%	11/15/18	[3]	1,900,000	1,990,250
Verizon Communications, Inc.
3.45%	03/15/21		765,000	783,590
5.15%	09/15/23		1,800,000	1,978,323
Verizon Communications, Inc. (WI)
2.63%	02/21/20		1,609,000	1,616,165

				13,649,109

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report December 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric — 3.12%
AEP Texas Central Co.
3.85%	10/01/25	[3]	$1,800,000	$1,824,791
Berkshire Hathaway Energy Co.
3.50%	02/01/25		1,480,000	1,470,447
DPL, Inc.
6.50%	10/15/16		123,000	123,154
Duke Energy Progress LLC
3.25%	08/15/25		3,000,000	3,022,665
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[3]	625,000	697,876
6.40%	09/15/20	[3]	2,363,000	2,671,775
Entergy Corp.
4.00%	07/15/22		3,000,000	3,067,277
Exelon Corp.
1.55%	06/09/17		3,030,000	3,013,724
FirstEnergy Corp., Series A
2.75%	03/15/18		1,140,000	1,148,432
Homer City Generation LP (PIK)
8.73%	10/01/26	[5,6]	468,750	377,344
Ipalco Enterprises, Inc. (WI)
5.00%	05/01/18		1,615,000	1,698,339
Jersey Central Power & Light Co.
4.80%	06/15/18		2,025,000	2,121,985
Kansas City Power & Light Co.
3.65%	08/15/25		1,000,000	1,009,704
KCP&L Greater Missouri Operations Corp.
8.27%	11/15/21		2,275,000	2,799,952
Metropolitan Edison Co.
7.70%	01/15/19		500,000	569,904
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		682,006	670,071
NextEra Energy Capital Holdings, Inc., Series F
2.06%	09/01/17		3,600,000	3,601,553
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		1,500,000	1,560,820
6.80%	09/01/18		900,000	1,000,889
Public Service Co. of New Mexico
3.85%	08/01/25		1,800,000	1,786,157
7.95%	05/15/18		475,000	533,311
Southwestern Electric Power Co.
3.55%	02/15/22		1,500,000	1,523,983
6.45%	01/15/19		1,109,000	1,229,613
Texas-New Mexico Power Co.
9.50%	04/01/19	[3]	500,000	598,084
Tucson Electric Power Co.
3.85%	03/15/23		700,000	708,769

				38,830,619

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy — 2.70%
Boardwalk Pipelines LP
4.95%	12/15/24		$1,000,000	$871,448
5.20%	06/01/18		1,000,000	1,015,468
BP Capital Markets PLC (United Kingdom)
3.06%	03/17/22	[4]	1,700,000	1,668,281
3.51%	03/17/25	[4]	200,000	195,013
Canadian Natural Resources Ltd. (Canada)
3.90%	02/01/25	[4]	1,000,000	874,120
Columbia Pipeline Group, Inc.
2.45%	06/01/18	[3]	3,135,000	3,066,917
Continental Resources, Inc. (WI)
3.80%	06/01/24		835,000	586,671
Enbridge Energy Partners LP
5.88%	10/15/25		1,250,000	1,207,099
Energy Transfer Partners LP
2.50%	06/15/18		2,000,000	1,916,810
3.35%	11/01/66	[2]	910,000	565,711
3.60%	02/01/23		2,317,000	1,910,135
4.65%	06/01/21		600,000	562,654
Florida Gas Transmission Co. LLC
3.88%	07/15/22	[3]	1,000,000	969,629
7.90%	05/15/19	[3]	1,500,000	1,691,406
Noble Energy, Inc.
3.90%	11/15/24		600,000	536,880
Petroleos Mexicanos (Mexico)
2.00%	12/20/22	[4]	2,100,000	2,089,479
Pioneer Natural Resources Co.
3.45%	01/15/21		1,000,000	924,506
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	1,600,000	1,500,000
Ruby Pipeline LLC
6.00%	04/01/22	[3]	1,250,000	1,303,257
Shell International Finance BV (Netherlands)
3.25%	05/11/25	[4]	2,450,000	2,370,117
Spectra Energy Partners LP
2.95%	09/25/18		1,275,000	1,253,326
TC PipeLines LP
4.65%	06/15/21		2,575,000	2,476,291
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		1,250,000	1,254,590
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	3,080,000	2,748,691
Williams Cos., Inc.
7.88%	09/01/21		70,000	63,070

				33,621,569

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance — 6.55%
American Express Credit Corp., Series F (MTN)
2.60%	03/14/16		$1,835,000	$1,841,145
Bear Stearns Cos. LLC
7.25%	02/01/18		2,140,000	2,361,297
Chase Capital III, Series C
0.96%	03/01/27	[2]	500,000	432,920
CIT Group, Inc.
4.25%	08/15/17		1,049,000	1,075,225
Citigroup, Inc.
0.85%	08/14/17	[2]	750,000	746,555
0.94%	08/25/36	[2]	205,000	151,245
2.06%	05/15/18	[2]	583,000	593,210
5.30%	01/07/16		625,000	625,144
Credit Suisse Group Funding Guernsey Ltd. (United Kingdom)
3.13%	12/10/20	[3,4]	1,875,000	1,869,338
Durrah MSN 35603 (Cayman Islands)
1.68%	01/22/25	[4]	5,048,928	4,886,885
Ford Motor Credit Co. LLC
1.26%	01/09/18	[2]	4,000,000	3,961,808
GE Capital International Funding Co. (Ireland)
0.96%	04/15/16	[3,4]	775,000	775,382
3.37%	11/15/25	[3,4]	595,000	606,520
General Electric Capital Corp. (MTN)
0.71%	05/05/26	[2]	1,610,000	1,486,966
General Electric Capital Corp., Series G
5.63%	05/01/18		730,000	797,079
General Electric Capital Corp., Series G (MTN)
3.10%	01/09/23		230,000	233,672
4.63%	01/07/21		700,000	769,381
General Motors Financial Co., Inc.
3.00%	09/25/17		2,000,000	2,011,250
Goldman Sachs Group, Inc.
1.05%	05/22/17	[2]	1,000,000	998,950
2.75%	09/15/20		1,635,000	1,635,714
5.95%	01/18/18		350,000	377,124
6.15%	04/01/18		1,100,000	1,195,138
6.25%	09/01/17		1,500,000	1,606,831
Goldman Sachs Group, Inc. (MTN)
1.31%	12/15/17	[2]	1,000,000	1,000,905
2.01%	11/29/23	[2]	2,900,000	2,926,550
Goldman Sachs Group, Inc., Series G (MTN)
7.50%	02/15/19		550,000	629,786
International Lease Finance Corp.
7.13%	09/01/18	[3]	1,850,000	2,030,375

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
JPMorgan Chase Capital XIII, Series M
1.55%	09/30/34	[2]	$1,070,000	$893,450
JPMorgan Chase Capital XXI, Series U
1.28%	02/02/37	[2]	1,650,000	1,303,500
Morgan Stanley
1.35%	01/05/18	[2]	3,000,000	2,999,013
Morgan Stanley (MTN)
5.55%	04/27/17		1,000,000	1,049,575
6.25%	08/28/17		800,000	856,965
Morgan Stanley, Series G (MTN)
2.38%	07/23/19		1,000,000	997,630
5.45%	01/09/17		2,250,000	2,336,469
6.63%	04/01/18		1,000,000	1,097,106
Private Export Funding Corp., Series MM
2.30%	09/15/20		12,330,000	12,414,473
Protective Life Global Funding
2.70%	11/25/20	[3]	3,115,000	3,113,053
Safina Ltd. (Cayman Islands)
2.00%	12/30/23	[4]	9,494,738	9,352,317
Sandalwood 2013 LLC
2.90%	07/10/25		2,778,097	2,830,186
SL Green Realty Corp.
5.00%	08/15/18		1,200,000	1,260,651
Visa, Inc.
3.15%	12/14/25		2,040,000	2,048,691
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	1,250,000	1,265,625

				81,445,099

Food — 0.30%
Kraft Heinz Co.
1.60%	06/30/17	[3]	3,680,000	3,670,679

Health Care — 2.20%
AbbVie, Inc.
1.80%	05/14/18		4,380,000	4,362,335
Actavis Funding SCS (Luxembourg)
3.45%	03/15/22	[4]	4,000,000	4,009,776
Biogen, Inc.
3.63%	09/15/22		1,825,000	1,851,747
Catholic Health Initiatives
2.60%	08/01/18		1,000,000	1,004,924
2.95%	11/01/22		500,000	488,787
4.20%	08/01/23		1,000,000	1,061,913
Celgene Corp.
2.13%	08/15/18		2,950,000	2,955,416
Gilead Sciences, Inc.
3.65%	03/01/26		2,400,000	2,426,437
HCA, Inc.
6.50%	02/15/20		955,000	1,042,860

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report December 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Medtronic, Inc.
1.31%	03/15/20	[2]	$1,500,000	$1,502,470
Mylan NV (Netherlands)
3.00%	12/15/18	[3,4]	3,000,000	2,995,409
Providence Health & Services Obligated Group
1.56%	10/01/17	[2]	1,975,000	1,985,534
Valeant Pharmaceuticals International, Inc. (Canada)
5.88%	05/15/23	[3,4]	1,850,000	1,665,000

				27,352,608

Information Technology — 0.30%
Microsoft Corp.
3.13%	11/03/25		3,760,000	3,793,152

Insurance — 1.38%
Jackson National Life Global Funding
1.88%	10/15/18	[3]	2,000,000	1,991,886
Metropolitan Life Global Funding I
2.50%	06/03/16	[3]	3,000,000	2,984,979
3.88%	04/11/22	[3]	1,000,000	1,044,004
Nationwide Mutual Insurance Co.
2.80%	12/15/24	[2],3	1,552,000	1,528,720
New York Life Global Funding
1.13%	03/01/17	[3]	1,200,000	1,199,890
1.55%	11/02/18	[3]	2,000,000	1,983,933
Pricoa Global Funding I
2.55%	11/24/20	[3]	2,495,000	2,487,756
Principal Life Global Funding II
2.63%	11/19/20	[3]	3,000,000	2,993,364
Reliance Standard Life Global Funding II
2.15%	10/15/18	[3]	950,000	943,159

				17,157,691

Materials — 0.01%
Barrick Gold Corp. (Canada) (WI)
4.10%	05/01/23	[4]	84,000	72,555

Real Estate Investment Trust (REIT) — 2.80%
Alexandria Real Estate Equities, Inc.
3.90%	06/15/23		150,000	149,019
4.60%	04/01/22		2,000,000	2,085,766
American Campus Communities Operating Partnership LP
3.35%	10/01/20		3,000,000	3,005,963
BioMed Realty LP
3.85%	04/15/16		1,381,000	1,386,365
Boston Properties LP
3.70%	11/15/18		2,000,000	2,073,016

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
HCP, Inc.
4.00%	12/01/22		$2,250,000	$2,240,695
4.25%	11/15/23		1,895,000	1,902,498
6.00%	01/30/17		1,000,000	1,041,970
HCP, Inc. (MTN)
6.30%	09/15/16		1,500,000	1,551,057
Hospitality Properties Trust
6.30%	06/15/16		2,000,000	2,006,042
Kimco Realty Corp. (MTN)
5.78%	03/15/16		2,175,000	2,195,691
Piedmont Operating Partnership LP
3.40%	06/01/23		1,900,000	1,784,451
Reckson Operating Partnership LP
6.00%	03/31/16		650,000	656,780
Regency Centers LP
5.88%	06/15/17		1,491,000	1,571,855
SL Green Realty Corp.
7.75%	03/15/20		650,000	760,561
Ventas Realty LP
1.55%	09/26/16		1,000,000	1,002,089
Ventas Realty LP/ Ventas Capital Corp.
2.70%	04/01/20		1,025,000	1,011,718
Vereit Operating Partnership LP
2.00%	02/06/17		2,445,000	2,402,213
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	2,000,000	1,982,349
2.70%	09/17/19	[3]	1,000,000	989,380
Welltower, Inc.
3.75%	03/15/23		1,000,000	983,508
4.70%	09/15/17		1,000,000	1,045,760
5.25%	01/15/22		930,000	1,005,655

				34,834,401

Transportation — 1.19%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		911,221	968,742
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		29,743	30,383
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20		569,599	606,267
Continental Airlines Pass-Through Trust, Series 1999-2, Class A1
7.26%	03/15/20		251,769	271,910
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		2,665,960	2,957,562

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19		$2,736,534	$3,087,153
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		974,119	1,109,278
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G1
0.74%	08/15/16	[2]	2,786	2,782
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G2
0.81%	11/15/16	[2]	1,161,000	1,151,422
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		1,337,114	1,522,638
UAL Pass-Through Trust, Series 2009-2A, Class 2
9.75%	01/15/17		157,748	167,213
US Airways Pass-Through Trust, Series 2001-1, Class G
7.08%	03/20/21		548,942	582,910
US Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		1,056,158	1,221,182
US Airways Pass-Through Trust, Series 2012, Class A
4.63%	06/03/25		414,575	431,676
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		664,389	733,320

				14,844,438

Total Corporates
(Cost $320,361,434)				318,878,167

MORTGAGE-BACKED — 21.59%**
Commercial Mortgage-Backed — 2.85%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4
5.41%	09/10/47		1,681,932	1,702,177
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.17%	09/10/45	[2,3,6]	8,951,882	728,083
Commercial Mortgage Trust, Series 2012-LC4, Class A3
3.07%	12/10/44		5,021,000	5,110,281
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A
5.66%	03/15/39	[2]	2,493,999	2,502,578
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	04/12/21	[2,3]	516,997	559,354
DBRR Trust, Series 2012-EZ1, Class C
2.06%	09/25/45	[3]	2,751,356	2,750,893

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46	[3]	$1,133,601	$1,136,853
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB17, Class A4
5.43%	12/12/43		697,522	711,054
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class ASB
5.83%	02/15/51	[2]	371,029	376,197
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[3]	3,000,000	3,207,342
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[3]	526,950	534,972
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A
3.09%	07/05/32	[3]	1,200,000	1,210,842
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		216,185	218,110
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A5
5.72%	04/12/49	[2]	346,265	346,480
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%	03/15/45		1,445,000	1,478,473
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%	07/15/45	[3]	1,130,000	1,220,136
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.83%	01/13/32	[2,3]	1,170,000	1,214,053
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1
3.87%	01/05/35	[2,3]	1,285,000	1,249,849
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1
3.35%	11/15/43	[3]	1,909,025	1,963,516
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[3]	5,850,761	5,846,958
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		1,405,000	1,464,102

				35,532,303

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report December 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 8.90%
Accredited Mortgage Loan Trust, Series 2005-3, Class A1
0.46%	09/25/35	[2]	$238,044	$237,638
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1
1.38%	09/25/34	[2]	2,748,586	2,745,919
Ameriquest Mortgage Securities, Inc., Series 2005-R3, Class M1
0.86%	05/25/35	[2]	3,570,107	3,546,898
Ameriquest Mortgage Securities, Inc., Series 2005-R4, Class M1
0.85%	07/25/35	[2]	1,910,000	1,871,574
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1
0.85%	07/25/35	[2]	2,874,994	2,879,416
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
1.40%	12/25/34	[2]	729,386	683,784
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		3,474	3,697
Banc of America Funding Corp., Series 2015-R2, Class 9A1
0.41%	03/25/37	[2,3]	2,969,196	2,872,492
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE9, Class M1
0.93%	10/25/35	[2]	372,063	371,484
Centex Home Equity Loan Trust, Series 2005-D, Class M1
0.85%	10/25/35	[2]	2,329,071	2,329,748
Chase Mortgage Finance Corp., Series 2004-2, Class 1A4
5.32%	02/25/35		1,819	1,824
Chevy Chase Mortgage Funding Corp.,
Series 2005-2A, Class A1
0.60%	05/25/36	[2,3]	165,912	145,439
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.90%	02/25/34	[2]	17,842	17,464
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.60%	03/25/37	[2]	1,311,184	1,301,069
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		309,674	336,587
Conseco Finance, Series 2002-A, Class A5 (STEP)
7.55%	04/15/32		3,532	3,544
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	230,756	250,292

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	$575,685	$634,728
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	144,190	151,297
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		612,998	651,036
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	700,000	704,780
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.36%	08/25/35	[2]	17,265	12,507
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.58%	08/25/34	[2]	132,134	128,492
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
0.38%	02/27/36	[2,3]	1,799,727	1,764,260
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP)
3.38%	12/25/32		1,272,930	1,245,494
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP)
3.55%	12/25/36		750,688	569,332
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.57%	07/25/36	[2]	896,745	790,744
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.48%	04/25/37	[2]	194,132	125,700
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A3
0.67%	04/25/37	[2]	2,306,793	1,524,995
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
1.05%	04/25/35	[2]	184,977	185,520
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF4, Class M1
1.07%	05/25/35	[2]	1,088,699	1,086,662
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.60%	06/25/37	[2]	668,953	431,025

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 31

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.67%	06/25/37	[2]	$1,236,207	$882,210
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[2]	485,457	476,601
Green Tree Financial Corp., Series 1998-4, Class A5
6.18%	04/01/30		326,015	339,565
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	178,775	184,219
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	259,387	266,467
GreenPoint Manufactured Housing, Series 1999-5, Class A5
7.82%	12/15/29	[2]	29,645	29,688
GSAA Home Equity Trust, Series 2005-9, Class 1A1
0.70%	08/25/35	[2]	1,434,466	1,388,327
Home Equity Loan Trust, Series 2003-HS2, Class AI4 (STEP)
4.37%	07/25/33		2,782	2,778
Home Equity Loan Trust, Series 2007-3, Class APT
1.60%	11/20/36	[2]	957,647	956,975
Home Loan Trust, Series 2001-HI3, Class AI7 (STEP)
7.56%	07/25/26		118,408	120,021
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 1A
0.64%	12/25/35	[2]	5,507,260	5,451,873
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
1.22%	11/25/34	[2]	35,377	30,787
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.58%	06/25/37	[2]	1,351,432	1,035,957
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		257,285	260,812
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		68,491	69,639
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		167,597	174,004
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
4.43%	05/25/37	[2]	449,456	414,235
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		173,022	181,051

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5
5.87%	04/15/40		$99,417	$103,311
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	313,309	334,286
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
2.82%	01/25/34	[2]	190,973	185,205
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
2.75%	01/25/34	[2]	674	654
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		694	699
MASTR Asset-Backed Securities Trust, Series 2005-WF1, Class M1
0.83%	06/25/35	[2]	2,795,815	2,799,652
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
0.65%	02/25/36	[2]	801,738	801,579
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.66%	10/25/32	[2]	1,695	1,678
MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1
2.55%	10/25/32	[2]	18,880	19,004
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		505,000	542,172
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		693,138	799,086
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		495,098	530,079
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		768,834	852,504
Mid-State Trust, Series 2011, Class A1
4.86%	07/15/38		973,397	1,038,333
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
1.35%	07/25/34	[2]	1,380,139	1,336,445
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M3
1.22%	07/25/35	[2]	1,903,000	1,852,642
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
0.72%	12/25/35	[2]	5,993,529	5,765,679
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1
0.87%	08/25/35	[2]	563,864	565,501

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report December 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
New Century Home Equity Loan Trust, Series 2005-3, Class M1
0.90%	07/25/35	[2]	$1,370,476	$1,370,108
New York Mortgage Trust, Series 2005-3, Class A1
0.66%	02/25/36	[2]	3,403,790	3,187,789
Origen Manufactured Housing, Series 2004-A, Class M2
6.64%	01/15/35	[2]	352,171	381,582
Park Place Securities, Inc., Series 2004-WCW1, Class M2
1.44%	09/25/34	[2]	2,872,377	2,861,539
Park Place Securities, Inc., Series 2004-WWF1, Class M2
1.44%	12/25/34	[2]	117,809	118,071
Park Place Securities, Inc., Series 2005-WCW1, Class M1
0.87%	09/25/35	[2]	3,472,637	3,458,137
Park Place Securities, Inc., Series 2005-WCW2, Class A2D
0.79%	07/25/35	[2]	858,307	860,987
Park Place Securities, Inc., Series 2005-WHG4, Class A2D
0.79%	09/25/35	[2]	2,620,168	2,623,927
Park Place Securities, Inc., Series 2005-WHQ2, Class M1
1.05%	05/25/35	[2]	2,285,390	2,277,001
RBSSP Resecuritization Trust, Series 2009-6, Class 11A4
0.62%	08/26/36	[2,3]	1,723,649	1,654,869
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AI5 (STEP)
6.16%	08/25/32		2,220	2,132
Residential Asset Mortgage Products, Inc., Series 2003-RS1, Class AI5 (STEP)
6.19%	03/25/33		15,836	15,889
Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A41
8.00%	04/25/31		29,590	32,522
Residential Asset Mortgage Products, Inc., Series 2006-NC1, Class A3
0.72%	01/25/36	[2]	6,475,000	6,285,587
Residential Asset Securities Corp., Series 2004-IP2, Class 2A1
2.67%	12/25/34	[2]	48,253	48,674
Residential Asset Securities Corp., Series 2005-KS11, Class AI4
0.73%	12/25/35	[2]	2,107,205	2,100,276
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.69%	02/25/36	[2]	42,768	30,073

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.56%	12/25/36	[2]	$363,957	$362,575
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3
0.68%	12/25/35	[2]	2,014,394	1,987,069
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
2.58%	10/25/34	[2]	2,035,430	1,926,909
Structured Asset Mortgage Investments II Trust, Series 2005-AR1, Class A1
0.88%	04/19/35	[2]	1,740,514	1,621,404
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
1.59%	02/25/36	[2]	949,840	807,920
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
2.07%	05/25/36	[2]	3,392,644	2,131,993
Structured Asset Securities Corp., Series 2005-WF2, Class A3
1.02%	05/25/35	[2]	3,103,146	3,112,330
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.97%	04/15/30	[2,6]	3,657	550
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.91%	04/15/30		52,371	53,556
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
2.75%	01/25/33	[2]	10,935	11,059
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A3
1.20%	10/25/45	[2]	2,013,079	1,857,814
Wells Fargo Home Equity Trust, Series 2005-1, Class M2
0.85%	04/25/35	[2]	5,915,000	5,838,192
Wells Fargo Home Equity Trust, Series 2006-1, Class A4
0.65%	05/25/36	[2]	4,320,557	4,304,938

				110,724,631

U.S. Agency Mortgage-Backed — 9.84%
Fannie Mae Pool (TBA)
3.00%	01/25/43		5,075,000	5,075,443
3.50%	01/25/44		14,490,000	14,950,801
4.00%	01/25/44		3,580,000	3,788,535
Fannie Mae Pool 253974
7.00%	08/01/31		5,176	5,632
Fannie Mae Pool 254232
6.50%	03/01/22		8,960	10,245

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 33

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 463901
4.52%	11/01/19		$2,392,135	$2,589,608
Fannie Mae Pool 468552
3.89%	07/01/21		1,855,159	1,981,581
Fannie Mae Pool 527247
7.00%	09/01/26		48	54
Fannie Mae Pool 545191
7.00%	09/01/31		3,394	3,864
Fannie Mae Pool 545646
7.00%	09/01/26		43	48
Fannie Mae Pool 549740
6.50%	10/01/27		12,451	14,238
Fannie Mae Pool 555284
7.50%	10/01/17		194	201
Fannie Mae Pool 606108
7.00%	03/01/31		807	840
Fannie Mae Pool 630599
7.00%	05/01/32		8,794	10,470
Fannie Mae Pool 655928
7.00%	08/01/32		4,640	5,501
Fannie Mae Pool 735207
7.00%	04/01/34		2,647	3,132
Fannie Mae Pool 735646
4.50%	07/01/20		3,474	3,648
Fannie Mae Pool 735686
6.50%	12/01/22		32,660	37,339
Fannie Mae Pool 735861
6.50%	09/01/33		140,959	159,422
Fannie Mae Pool 764388
1.90%	03/01/34	[2]	38,283	40,560
Fannie Mae Pool 776708
5.00%	05/01/34		215,570	241,762
Fannie Mae Pool 817611
2.05%	11/01/35	[2]	26,252	28,074
Fannie Mae Pool 844773
3.72%	12/01/35	[2]	1,140	1,196
Fannie Mae Pool 889125
5.00%	12/01/21		174,763	183,293
Fannie Mae Pool 889184
5.50%	09/01/36		216,949	244,330
Fannie Mae Pool 890221
5.50%	12/01/33		325,838	366,561
Fannie Mae Pool 918445
5.52%	05/01/37	[2]	3,156	3,351
Fannie Mae Pool 939419
1.87%	05/01/37	[2]	98,918	104,965
Fannie Mae Pool AB3685
4.00%	10/01/41		1,803,837	1,917,915

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AJ0764
4.50%	09/01/41		$627,192	$678,967
Fannie Mae Pool AJ7696
4.50%	12/01/41		2,189,583	2,370,111
Fannie Mae Pool AL0151
4.38%	04/01/21		5,516,574	5,973,486
Fannie Mae Pool AL0209
4.50%	05/01/41		684,641	753,669
Fannie Mae Pool AL2293
4.38%	06/01/21		4,533,208	4,945,997
Fannie Mae Pool AL6829
2.97%	05/01/27		4,030,243	3,994,574
Fannie Mae Pool AM4125
3.74%	08/01/23		2,430,000	2,604,026
Fannie Mae Pool AM7009
2.95%	11/01/24		2,616,390	2,642,049
Fannie Mae Pool AM7150
3.05%	11/01/24		1,818,051	1,846,239
Fannie Mae Pool FN0001
3.77%	12/01/20		2,868,154	3,045,522
Fannie Mae Pool FN0007
3.46%	11/01/20		1,390,000	1,462,564
Fannie Mae Pool MA1561
3.00%	09/01/33		2,871,556	2,943,681
Fannie Mae Pool MA1582
3.50%	09/01/43		2,183,934	2,254,485
Fannie Mae Pool MA1608
3.50%	10/01/33		2,884,545	3,013,786
Fannie Mae REMICS, Series 1989-25, Class G
6.00%	06/25/19		1,241	1,298
Fannie Mae REMICS, Series 1992-116, Class B
6.50%	06/25/22		80	84
Fannie Mae REMICS, Series 1993-80, Class S
10.36%	05/25/23	[2]	7,391	8,466
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		178,201	205,564
Fannie Mae REMICS, Series 2007-64, Class FA
0.89%	07/25/37	[2]	172,372	174,156
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
5.83%	11/25/36	[2]	2,420,921	425,349
Fannie Mae Trust, Series 2003-W6, Class 5T (IO)
0.55%	09/25/42	[2]	19,405,608	292,345

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report December 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool A25162
5.50%	05/01/34	$257,505	$288,603
Freddie Mac Gold Pool A33262
5.50%	02/01/35	73,718	83,645
Freddie Mac Gold Pool A68781
5.50%	10/01/37	14,147	16,007
Freddie Mac Gold Pool C03813
3.50%	04/01/42	1,627,005	1,681,599
Freddie Mac Gold Pool C90504
6.50%	12/01/21	1,123	1,280
Freddie Mac Gold Pool E01279
5.50%	01/01/18	719	742
Freddie Mac Gold Pool E90474
6.00%	07/01/17	1,247	1,274
Freddie Mac Gold Pool G01548
7.50%	07/01/32	463,885	568,113
Freddie Mac Gold Pool G01644
5.50%	02/01/34	177,715	198,017
Freddie Mac Gold Pool G02366
6.50%	10/01/36	129,405	148,890
Freddie Mac Gold Pool G08650
3.50%	06/01/45	5,748,734	5,921,870
Freddie Mac Gold Pool G08653
3.00%	07/01/45	2,434,412	2,433,176
Freddie Mac Gold Pool G08669
4.00%	09/01/45	4,637,585	4,906,239
Freddie Mac Gold Pool G11707
6.00%	03/01/20	1,519	1,586
Freddie Mac Gold Pool G12393
5.50%	10/01/21	163,121	174,131
Freddie Mac Gold Pool G12909
6.00%	11/01/22	240,335	261,149
Freddie Mac Gold Pool G13032
6.00%	09/01/22	138,813	149,930
Freddie Mac Gold Pool G18568
2.50%	09/01/30	1,558,594	1,574,058
Freddie Mac Gold Pool G60238
3.50%	10/01/45	6,842,293	7,070,742
Freddie Mac Gold Pool J06246
5.50%	10/01/21	60,589	64,539
Freddie Mac Gold Pool Q05261
3.50%	12/01/41	1,017,142	1,054,450
Freddie Mac Gold Pool Q20178
3.50%	07/01/43	1,420,719	1,473,507
Freddie Mac Gold Pool U99114
3.50%	02/01/44	3,691,551	3,810,805

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A3
0.85%	07/25/20	[2]	$1,014,533	$1,020,510
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
3.16%	05/25/25		1,210,000	1,220,118
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A2
4.28%	01/25/20		1,505,000	1,679,110
Freddie Mac REMICS, Series 1602, Class SN
10.09%	10/15/23	[2]	14,590	20,126
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		63,197	70,694
Freddie Mac REMICS, Series 3460, Class SA (IO)
5.87%	06/15/38	[2]	2,506,346	404,181
Freddie Mac REMICS, Series 4030, Class HS (IO)
6.28%	04/15/42	[2]	2,259,726	420,311
Ginnie Mae I Pool 782810
4.50%	11/15/39		1,506,195	1,660,345
Ginnie Mae II Pool (TBA)
3.50%	12/20/43		2,375,000	2,476,309
Ginnie Mae II Pool 80968
1.88%	07/20/34	[2]	40,800	42,181
Ginnie Mae II Pool MA3033
3.00%	08/20/45		823,199	835,411
Ginnie Mae II Pool MA3173
3.50%	10/20/45		3,925,126	4,097,770
Ginnie Mae II Pool MA3174
4.00%	10/20/45		1,985,905	2,114,601
Ginnie Mae, Series 2004-8, Class SE
13.46%	11/26/23	[2]	55,482	67,399
Ginnie Mae, Series 2011-152, Class A
1.62%	07/16/33		1,000,222	998,714
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
0.65%	11/06/17	[2]	713,868	715,063
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.81%	03/09/21	[2]	530,294	528,333

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 35

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-R2, Class 1A
0.67%	02/06/20	[2]	$716,262	$718,543

				122,383,098

Total Mortgage-Backed (Cost $264,832,835)				268,640,032

MUNICIPAL BONDS — 0.33%*
California — 0.18%
State of California, Taxable, Various Purpose, Series 3
5.95%	04/01/16		225,000	228,058
University of California, Floating Rate Notes, Series Y, Class 1
0.93%	07/01/41	[2]	2,000,000	1,999,700

				2,227,758

New York — 0.15%
City of New York, Build America Bonds
5.05%	10/01/24		1,000,000	1,145,360
New York State Urban Development Corp.
3.20%	03/15/22		700,000	723,863

				1,869,223

Total Municipal Bonds (Cost $4,053,176)				4,096,981

U.S. TREASURY SECURITIES — 40.93%
U.S. Treasury Bonds — 1.46%
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.25%	01/15/25	[7]	14,878,539	14,215,492
0.38%	07/15/25	[7]	2,266,147	2,195,488
U.S. Treasury Bonds (Strip Principal)
2.35%	11/15/27	[8]	2,300,000	1,688,487

U.S. Treasury Notes — 39.47%
U.S. Treasury Notes
0.75%	10/31/17		127,460,000	126,787,852
0.88%	11/30/17		60,190,000	60,016,012
1.00%	12/31/17		60,265,000	60,194,102
1.38%	10/31/20		34,145,000	33,546,019
1.63%	11/30/20		107,285,000	106,677,273
1.75%	12/31/20		34,495,000	34,469,400
2.25%	11/15/25		57,620,000	57,506,607
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	04/15/17	[7]	2,674,906	2,670,501
0.13%	07/15/24	[7]	9,719,072	9,239,627

Total U.S. Treasury Securities (Cost $511,805,152)				509,206,860

Value
Total Bonds – 97.07%
(Cost $1,210,565,290)	$1,207,691,827

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 4.59%

Foreign Government Obligations — 0.51%
Japan Treasury Discount Bill, Series 575 (Japan)
2.29%[9]	06/10/16	[4]	$760,000,000	6,320,683

Money Market Funds — 0.68%
Dreyfus Cash Management Fund
0.00%[10]			8,431,000	8,431,000

U.S. Agency Discount Notes — 3.05%
Federal Home Loan Bank
0.32%[9]	02/19/16		38,000,000	37,988,334

U.S. Treasury Bills — 0.35%
U.S. Treasury Bills
0.00%[9]	01/14/16	[11]	200,000	199,994
0.13%[9]	01/07/16	[11]	160,000	159,999
0.14%[9]	04/14/16		4,000,000	3,997,952

				4,357,945

Total Short-Term Investments (Cost $56,958,868)				57,097,962

Total Investments – 101.66% (Cost $1,267,524,158)[1]				1,264,789,789

Liabilities in Excess of Other Assets – (1.66)%				(20,625,898)

Net Assets – 100.00%				$1,244,163,891

Currency Purchased	Currency Sold	Unrealized (Depreciation)

FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 06/10/16 at 120.30 Counterparty: Citigroup, Inc.
USD $6,219,058	JPY	760,000,000	$(129,422)

Net unrealized (depreciation)			$(129,422)

See accompanying notes to Schedule of Portfolio Investments.

36 / N-Q Report December 2015

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Contracts	Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS

359	U.S. Treasury Five Year Note, Expiration March 2016	$(97,948)

	Net unrealized (depreciation)	$(97,948)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	(Depreciation)	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc. Interest contract
11/15/27	$–	$ 725	$ (60,126)	$ (60,126)
The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc. Interest contract
11/15/27	–	720	(67,435)	(67,435)

	$–	$1,445	$(127,561)	$(127,561)

Notes:

[1]	Cost for federal income tax purposes is $1,267,578,968 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$ 8,350,779
Gross unrealized (depreciation)	(11,139,958)

Net unrealized (depreciation)	$ (2,789,179)

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2015.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.
[6]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $1,105,977, which is 0.09% of total net assets.
[7]	Inflation protected security. Principal amount reflects original security face amount.
[8]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2015.
[9]	Represents annualized yield at date of purchase.
[10]	Represents the current yield as of December 31, 2015.
[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $339,994.
†	Fair valued security. The aggregate value of fair valued securities is $795,649, which is 0.06% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PIK): Payment in kind

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 37

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 103.50%
ASSET-BACKED SECURITIES — 7.85%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
1.52%	12/27/44	[2,3]	$14,950,000	$14,588,955
Access Group, Inc., Series 2001, Class 2A1
0.75%	05/25/29	[2]	2,430,594	2,307,160
Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1
0.59%	06/14/37	[2,3]	994,462	973,885
American Money Management Corp., Series 2013-13A, Class A1L (Cayman Islands)
1.77%	01/24/26	[2,3,4]	500,000	495,585
American Money Management Corp., Series 2014-14A, Class A1L (Cayman Islands)
1.77%	07/27/26	[2,3,4]	24,485,000	24,240,395
American Money Management Corp., Series 2014-15A, Class A1 (Cayman Islands)
2.01%	12/09/26	[2,3,4]	52,080,000	51,721,541
American Money Management Corp., Series 2015-16A, Class A1 (Cayman Islands)
1.82%	04/14/27	[2,3,4]	80,380,000	79,545,897
ARES XXVI CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
1.42%	04/15/25	[2,3,4]	500,000	491,924
Avery Point CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
1.84%	04/25/26	[2,3,4]	500,000	497,202
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
0.62%	11/14/33	[2,3,4]	482,690	459,159
Babson CLO Ltd., Series 2013-IA, Class A (Cayman Islands)
1.42%	04/20/25	[2,3,4]	1,000,000	980,330
Babson CLO Ltd., Series 2014-3A, Class A (Cayman Islands)
1.77%	01/15/26	[2,3,4]	26,250,000	26,061,499
Babson CLO Ltd., Series 2015-IA, Class A (Cayman Islands)
1.75%	04/20/27	[2,3,4]	74,000,000	73,418,656
Ballyrock CLO LLC, Series 2014-1, Class A1 (Cayman Islands)
1.80%	10/20/26	[2,3,4]	90,980,000	90,363,333
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.79%	01/25/35	[2,3]	3,167,650	2,883,561
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
0.72%	04/25/35	[2,3]	6,747,557	6,232,260
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.65%	12/25/36	[2,3]	180,109	154,576

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Series 2007-1, Class A1
0.64%	03/25/37	[2,3]	$7,343,066	$6,438,654
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.66%	07/25/37	[2,3]	1,871,498	1,607,910
Betony CLO Ltd., Series 2015-1A, Class A (Cayman Islands)
1.83%	04/15/27	[2,3,4]	35,000,000	34,690,775
BlueMountain CLO Ltd., Series 2012-2A, Class A1 (Cayman Islands)
1.78%	11/20/24	[2,3,4]	500,000	500,142
BlueMountain CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
1.84%	04/30/26	[2,3,4]	500,000	498,076
Brazos Higher Education Authority, Inc., Series 2003 I, Class A3
0.01%	09/26/22	[2]	18,879	18,799
Brazos Higher Education Authority, Inc., Series 2005-1, Class 1A4
0.01%	03/26/29	[2]	10,000,000	9,801,200
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.59%	02/25/35	[2]	13,325,000	13,116,303
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3
1.44%	11/25/33	[2]	16,050,000	15,534,652
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2
1.17%	07/25/29	[2]	2,775,187	2,739,847
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.32%	10/27/36	[2]	24,361,000	23,838,700
Brazos Higher Education Authority, Inc., Series 2012-1, Class A1
1.12%	12/26/35	[2]	40,031	38,859
Cent CLO 21 Ltd., Series 2104-21A, Class A1B (Cayman Islands)
1.71%	07/27/26	[2,3,4]	500,000	494,774
Chase Issuance Trust, Series 2014-A3, Class A3
0.53%	05/15/18	[2]	9,845,000	9,843,319
CIFC Funding Ltd., Series 2012-2A, Class A1R (Cayman Islands)
1.80%	12/05/24	[2,3,4]	500,000	498,496
CIT Education Loan Trust, Series 2007-1, Class A
0.69%	03/25/42	[2,3]	30,517,718	28,149,756
CIT Education Loan Trust, Series 2007-1, Class B
0.90%	06/25/42	[2,3]	21,414,400	17,889,085
Citibank Credit Card Issuance Trust, Series 2014-A3, Class A3
0.49%	05/09/18	[2]	15,635,000	15,634,689

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Clear Creek CLO Ltd., Series 2015-1A, Class A (Cayman Islands)
1.77%	04/20/27	[2,3,4]	$26,550,000	$26,237,763
College Loan Corp. Trust, Series 2005-2, Class B
0.81%	01/15/37	[2]	4,752,204	4,126,454
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	44,157,500	43,904,389
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A (Cayman Islands)
1.70%	01/15/25	[2,3,4]	24,100,000	23,960,918
Eaton Vance CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
1.77%	07/15/26	[2,3,4]	48,575,000	48,200,535
Education Loan Asset-Backed Trust I
1.22%	06/25/26	[2,3]	12,700,023	12,607,385
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
1.22%	04/26/32	[2,3]	12,750,000	12,370,835
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.97%	04/25/35	[2]	87,389	85,429
Educational Funding of the South, Inc., Series 2012-1, Class A
1.47%	03/25/36	[2]	28,064,885	27,655,319
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
1.77%	03/25/36	[2,3]	16,085,000	15,752,050
Flagship CLO, Series 2014-8A, Class A (Cayman Islands)
1.88%	01/16/26	[2,3,4]	114,760,000	113,422,587
Flatiron CLO Ltd., Series 2014-1A, Class A1 (Cayman Islands)
1.70%	07/17/26	[2,3,4]	26,383,000	26,052,949
Ford Credit Auto Owner Trust, Series 2012-C, Class A4
0.79%	11/15/17		94,623	94,588
GCO Education Loan Funding Trust, Series 2006-1, Class A11L
0.62%	05/25/36	[2]	25,000,000	22,424,567
GE Business Loan Trust, Series 2004-2A, Class A
0.55%	12/15/32	[2,3]	4,019,114	3,965,785
GE Business Loan Trust, Series 2005-1A, Class A3
0.58%	06/15/33	[2,3]	6,045,587	5,863,450
GE Business Loan Trust, Series 2005-2A, Class A
0.57%	11/15/33	[2,3]	12,172,113	11,437,434
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/24	[3,4]	76,430,292	74,826,979

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Goal Capital Funding Trust, Series 2005-2, Class A3
0.56%	05/28/30	[2]	$22,727,469	$22,300,801
Goal Capital Funding Trust, Series 2005-2, Class B
0.92%	11/25/44	[2]	13,705,296	11,722,961
Goal Capital Funding Trust, Series 2006-1, Class B
0.84%	08/25/42	[2]	3,877,858	3,514,901
Goal Structured Solutions Trust, Series 2015-1, Class A
1.07%	09/25/41	[2,3]	162,543,286	156,607,279
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A (Cayman Islands)
1.47%	04/25/25	[2,3,4]	6,560,000	6,429,350
Honda Auto Receivables Owner Trust, Series 2014-1, Class A3
0.67%	11/21/17		44,308,181	44,233,238
Honda Auto Receivables Owner Trust, Series 2015-4, Class A2
0.82%	07/23/18		127,475,000	126,984,457
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	969,276	1,011,020
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[3]	59,895,612	60,177,361
Limerock CLO, Series 2014-3A, Class A1 (Cayman Islands)
1.82%	10/20/26	[2,3,4]	90,000,000	89,104,140
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	13,437,700	13,362,719
Magnetite XII Ltd., Series 2014-11A, Class A1 (Cayman Islands)
1.77%	01/18/27	[2,3,4]	35,305,000	35,039,944
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.57%	10/25/27	[2]	12,749,462	12,630,496
National Collegiate Student Loan Trust, Series 2006-4, Class A2
0.56%	12/27/27	[2]	1,086,838	1,079,956
Navient Student Loan Trust, Series 2014-1, Class A2
0.53%	03/27/23	[2]	2,750,000	2,727,582
Navient Student Loan Trust, Series 2014-1, Class A3
0.93%	06/25/31	[2]	1,175,000	1,122,477
Navient Student Loan Trust, Series 2014-2, Class A
1.06%	03/25/43	[2]	98,570,205	92,735,175
Navient Student Loan Trust, Series 2014-3, Class A
1.04%	03/25/43	[2]	102,180,746	96,280,942

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 39

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2014-4, Class A
0.84%	03/25/43	[2]	$159,979,358	$150,623,813
Navient Student Loan Trust, Series 2014-5, Class A
1.04%	03/25/43	[2]	130,879,284	123,337,116
Navient Student Loan Trust, Series 2014-6, Class A
1.03%	03/25/43	[2]	131,221,765	123,598,161
Navient Student Loan Trust, Series 2014-7, Class A
1.03%	03/25/43	[2]	132,683,195	124,965,318
Navient Student Loan Trust, Series 2015-1, Class A2
1.02%	04/25/40	[2]	199,400,000	189,749,479
Navient Student Loan Trust, Series 2015-2, Class A1
0.70%	11/25/24	[2]	29,291,014	29,097,889
Navient Student Loan Trust, Series 2015-2, Class A3
0.99%	11/26/40	[2]	98,255,000	93,180,542
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
0.76%	02/25/36	[2,3]	10,125,000	8,306,297
Nelnet Student Loan Trust, Series 2006-1, Class A6
0.83%	08/23/36	[2,3]	12,500,000	11,493,239
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
0.95%	03/25/26	[2,3]	66,912,845	65,282,888
Nelnet Student Loan Trust, Series 2008-3, Class A4
2.04%	11/25/24	[2]	2,520,000	2,539,430
Nelnet Student Loan Trust, Series 2014-2A, Class A1
0.70%	06/25/21	[2,3]	4,898,747	4,880,889
Nelnet Student Loan Trust, Series 2014-3A, Class A
1.00%	06/25/41	[2,3]	41,349,826	39,782,332
Nelnet Student Loan Trust, Series 2014-5A, Class A
0.97%	07/25/41	[2,3]	124,524,532	119,777,283
Nelnet Student Loan Trust, Series 2015-1A, Class A
1.01%	04/25/41	[2,3]	231,824,913	225,408,509
Nelnet Student Loan Trust, Series 2015-2A, Class A2
1.02%	09/25/42	[2,3]	293,110,000	282,979,342
Nelnet Student Loan Trust, Series 2015-3A, Class A2
1.02%	02/26/46	[2,3]	9,240,000	8,929,650
Nelnet Student Loan Trust, Series 2015-3A, Class A3
1.32%	06/25/49	[2,3]	13,095,000	11,908,696

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust, Series 2012-B, Class A4
0.66%	12/17/18		$58,986	$58,901
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A
0.87%	11/15/18		36,595,000	36,464,780
North Carolina State Education Authority, Series 2011-1, Class A3
0.01%	10/25/41	[2]	24,545,000	23,602,263
Northstar Education Finance, Inc., Series 2007-1, Class A2
0.01%	01/29/46	[2]	42,825,000	40,290,861
Northwoods Capital Corp., Series 2014-11A, Class A (Cayman Islands)
1.92%	04/15/25	[2,3,4]	500,000	495,238
Oak Hill Credit Partners, Series 2012-7A, Class A (Cayman Islands)
1.79%	11/20/23	[2,3,4]	500,000	497,854
Octagon Investment Partners XI Ltd., Series 2007-1X, Class A1B (Cayman Islands)
0.65%	08/25/21	[2,4]	239,687	233,537
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class A (Cayman Islands)
1.84%	04/15/26	[2,3,4]	500,000	495,388
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
1.28%	10/01/37	[2]	16,950,000	16,385,533
Panthera Aviation, Series 2013-1
10.00%	01/25/22	2,3,5,†	13,004,312	12,744,144
Panthera Aviation, Series 2013-2
10.00%	03/20/24	2,3,5,†	15,944,679	15,625,686
PHEAA Student Loan Trust, Series 2015-1A, Class A
1.02%	10/25/41	[2,3]	267,050,231	258,870,937
Race Point CLO Ltd., Series 2012-7A, Class A (Cayman Islands)
1.76%	11/08/24	[2,3,4]	500,000	496,865
Red River CLO Ltd., Series 2001A, Class A (Cayman Islands)
0.60%	07/27/18	[2,3,4]	65,193	64,942
Scholar Funding Trust, Series 2012-B, Class A2
1.52%	03/28/46	[2,3]	38,825,000	38,450,843
SLC Student Loan Trust I, Series 2002-2, Class B2
1.90%	07/01/42	[2,3]	24,150,000	18,726,876
SLC Student Loan Trust, Series 2005-3, Class B
0.76%	06/15/40	[2]	524,687	444,057
SLC Student Loan Trust, Series 2006-1, Class A6
0.67%	12/15/38	[2]	9,470,000	8,169,574

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2006-1, Class B
0.72%	03/15/39	[2]	$140,442	$115,736
SLC Student Loan Trust, Series 2006-2, Class A6
0.67%	09/15/39	[2]	16,000,000	13,706,774
SLC Student Loan Trust, Series 2008-1, Class A4A
2.11%	12/15/32	[2]	27,148,449	27,567,925
SLM Student Loan Trust, Series 2003-11, Class A5
0.56%	12/15/22	[2,3]	43,772,038	43,319,172
SLM Student Loan Trust, Series 2003-11, Class A6
1.26%	12/15/25	[2,3]	16,255,000	15,594,687
SLM Student Loan Trust, Series 2003-4, Class A5E
1.26%	03/15/33	[2,3]	8,840,758	8,419,558
SLM Student Loan Trust, Series 2004-1, Class A4
0.58%	10/27/25	[2]	2,810,000	2,710,617
SLM Student Loan Trust, Series 2004-10, Class A5A
0.72%	04/25/23	[2,3]	7,247,343	7,237,325
SLM Student Loan Trust, Series 2004-10, Class A5B
0.72%	04/25/23	[2,3]	3,773,069	3,763,477
SLM Student Loan Trust, Series 2004-5A, Class A5
0.92%	10/25/23	[2,3]	8,568,854	8,549,107
SLM Student Loan Trust, Series 2004-8, Class B
0.78%	01/25/40	[2]	1,776,411	1,526,111
SLM Student Loan Trust, Series 2004-8A, Class A5
0.82%	04/25/24	[2,3]	103,847,878	102,796,844
SLM Student Loan Trust, Series 2005-4, Class B
0.50%	07/25/40	[2]	12,573,137	10,622,570
SLM Student Loan Trust, Series 2005-5, Class A5
1.07%	10/25/40	[2]	60,000	57,693
SLM Student Loan Trust, Series 2005-6, Class B
0.61%	01/25/44	[2]	14,020,713	11,801,913
SLM Student Loan Trust, Series 2005-8, Class A4
1.07%	01/25/28	[2]	5,160,000	5,093,569
SLM Student Loan Trust, Series 2006-10, Class B
0.54%	03/25/44	[2]	17,081,807	14,007,539
SLM Student Loan Trust, Series 2006-2, Class A6
0.49%	01/25/41	[2]	42,655,000	37,326,473

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-5, Class A5
0.43%	01/25/27	[2]	$120,422,000	$116,964,739
SLM Student Loan Trust, Series 2006-7, Class A5
0.42%	01/27/25	[2]	32,631,682	32,313,231
SLM Student Loan Trust, Series 2006-8, Class A6
0.48%	01/25/41	[2]	32,855,000	28,696,480
SLM Student Loan Trust, Series 2006-9, Class A5
0.42%	01/26/26	[2]	4,000,000	3,877,478
SLM Student Loan Trust, Series 2007-1, Class A5
0.41%	01/26/26	[2]	22,150,000	21,147,596
SLM Student Loan Trust, Series 2007-1, Class B
0.54%	01/27/42	[2]	6,942,981	5,742,272
SLM Student Loan Trust, Series 2007-3, Class A4
0.38%	01/25/22	[2]	3,160,000	2,969,771
SLM Student Loan Trust, Series 2007-6, Class A4
0.70%	10/25/24	[2]	43,820,000	41,630,291
SLM Student Loan Trust, Series 2007-6, Class B
1.17%	04/27/43	[2]	6,468,465	5,413,826
SLM Student Loan Trust, Series 2008-2, Class B
1.52%	01/25/29	[2]	38,874,000	31,744,065
SLM Student Loan Trust, Series 2008-3, Class A3
1.32%	10/25/21	[2]	37,701	37,012
SLM Student Loan Trust, Series 2008-3, Class B
1.52%	04/25/29	[2]	1,750,000	1,465,252
SLM Student Loan Trust, Series 2008-4, Class A4
1.97%	07/25/22	[2]	4,203,000	4,232,592
SLM Student Loan Trust, Series 2008-4, Class B
2.17%	04/25/29	[2]	4,384,000	3,998,709
SLM Student Loan Trust, Series 2008-5, Class A4
2.02%	07/25/23	[2]	34,509,000	34,745,362
SLM Student Loan Trust, Series 2008-5, Class B
2.17%	07/25/29	[2]	32,444,000	30,082,437
SLM Student Loan Trust, Series 2008-6, Class B
2.17%	07/25/29	[2]	31,644,000	29,220,490
SLM Student Loan Trust, Series 2008-7, Class B
2.17%	07/25/29	[2]	17,346,000	15,273,168

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 41

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-8, Class A4
1.82%	04/25/23	[2]	$6,480,000	$6,492,624
SLM Student Loan Trust, Series 2008-8, Class B
2.57%	10/25/29	[2]	525,000	503,885
SLM Student Loan Trust, Series 2008-9, Class A
1.82%	04/25/23	[2]	245,878,549	246,278,790
SLM Student Loan Trust, Series 2008-9, Class B
2.57%	10/25/29	[2]	31,600,000	29,832,979
SLM Student Loan Trust, Series 2009-3, Class A
1.17%	01/25/45	[2,3]	271,643,144	260,357,050
SLM Student Loan Trust, Series 2012-1, Class A2
0.87%	11/25/20	[2]	21,313,268	21,237,224
SLM Student Loan Trust, Series 2012-2, Class A
1.12%	01/25/29	[2]	23,324,965	22,786,270
SLM Student Loan Trust, Series 2012-3, Class A
1.07%	12/26/25	[2]	52,252,290	50,533,493
SLM Student Loan Trust, Series 2012-6, Class A2
0.70%	09/25/19	[2]	20,565,038	20,498,925
SLM Student Loan Trust, Series 2012-7, Class A2
0.70%	09/25/19	[2]	5,823,313	5,753,507
SLM Student Loan Trust, Series 2013-3, Class A2
0.72%	05/26/20	[2]	11,045,353	10,993,431
SLM Student Loan Trust, Series 2013-6, Class A3
1.07%	06/26/28	[2]	31,570,000	30,362,275
SLM Student Loan Trust, Series 2014-2, Class A2
0.77%	10/25/21	[2]	29,660,000	29,453,206
SoFi Professional Loan Program LLC, Series 2014-A, Class A1
2.02%	06/25/25	[2,3]	9,174,794	9,185,477
South Carolina Student Loan Corp., Series 2006-1, Class A2
0.01%	12/01/22	[2]	15,621,978	15,512,209
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[3]	12,956,025	13,409,486
Spirit Master Funding LLC, Series 2014-2A, Class A
5.76%	03/20/42	[3]	8,007,587	8,548,099

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Vermont Student Assistance Corp., Student Loan Asset-Backed Notes, Series 2012-1, Class A
0.89%	07/28/34	[2]	$7,678,089	$7,486,523
Voya CLO Ltd., Series 2015-1A, Class A1 (Cayman Islands)
1.80%	04/18/27	[2,3,4]	55,980,000	55,420,312

Total Asset-Backed Securities (Cost $5,611,326,566)				5,463,180,947

BANK LOANS — 0.16%*
Energy — 0.00%
Drillships Financing Holding, Term Loan B1, 1st Lien
6.00%	03/31/21	[2]	2,451,840	996,060

Finance — 0.07%
ILFC AIG, Term Loan B, 1st Lien
3.50%	02/27/21	[2]	49,009,581	48,917,688

Food — 0.04%
TreeHouse Foods, Inc., Senior Secured Term Loan
0.00%	11/01/16	[2,5]	25,000,000	25,000,000

Health Care — 0.03%
HCA, Inc., Term Loan B4, 1st Lien
2.93%	05/01/18	[2]	15,579,538	15,579,616
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien (Canada)
4.50%	08/05/20	[2,4]	8,000,000	7,696,000

				23,275,616

Services — 0.02%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	[2,4]	16,720,835	16,386,418

Total Bank Loans (Cost $116,655,188)				114,575,782

CORPORATES — 19.48%*
Automotive — 0.09%
General Motors Co.
5.00%	04/01/35		4,825,000	4,516,316
5.20%	04/01/45		4,775,000	4,493,910
General Motors Financial Co., Inc.
3.10%	01/15/19		54,080,000	54,090,816
3.45%	04/10/22		937,000	898,056

				63,999,098

Banking — 3.76%
Bank of America Corp.
2.00%	01/11/18		50,000	49,961
3.88%	03/22/17		1,250,000	1,282,996
5.63%	10/14/16		12,690,000	13,106,526

See accompanying notes to Schedule of Portfolio Investments.

42 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
5.75%	12/01/17		$37,170,000	$39,780,635
6.50%	08/01/16		88,205,000	90,790,377
Bank of America Corp. (MTN)
1.06%	12/01/26	[2]	14,400,000	12,236,429
1.70%	08/25/17		2,500,000	2,494,056
2.63%	04/19/16		113,840,000	112,533,572
4.00%	04/01/24		5,550,000	5,685,992
5.00%	05/13/21		63,305,000	69,245,541
5.00%	01/21/44		10,000,000	10,507,751
5.63%	07/01/20		36,593,000	40,686,988
5.65%	05/01/18		28,375,000	30,576,638
8.68%	05/02/17	[2]	5,800,000	5,793,040
8.95%	05/18/17	[2]	5,990,000	6,004,975
9.57%	06/06/17	[2]	12,113,000	12,249,877
Bank of America N.A. (BKNT)
0.79%	06/15/16	[2]	24,645,000	24,610,970
0.81%	06/15/17	[2]	51,120,000	50,726,376
5.30%	03/15/17		113,562,000	118,170,119
6.00%	06/15/16		39,640,000	40,490,674
6.10%	06/15/17		83,241,000	88,138,409
Bank of New York Mellon Corp. (MTN)
1.35%	03/06/18		750,000	748,313
Bank One Corp. (STEP)
8.53%	03/01/19		1,810,000	2,106,321
Barclays Bank PLC, Series 1 (United Kingdom)
5.00%	09/22/16	[4]	110,000	112,886
Capital One Bank USA N.A. (BKNT)
1.15%	11/21/16		6,250,000	6,241,884
2.15%	11/21/18		11,602,000	11,552,830
2.25%	02/13/19		30,712,000	30,585,328
Capital One Financial Corp.
2.45%	04/24/19		300,000	300,863
3.20%	02/05/25		700,000	678,477
Capital One NA/Mclean VA
2.35%	08/17/18		11,075,000	11,095,660
2.40%	09/05/19		17,050,000	16,902,765
Credit Suisse/New York (MTN) (Switzerland)
0.79%	03/11/16	[2,4]	7,610,000	7,604,414
1.01%	01/29/18	[2,4]	64,525,000	64,372,979
3.63%	09/09/24	[4]	6,500,000	6,569,369
Credit Suisse/New York (Switzerland)
3.00%	10/29/21	[4]	32,450,000	32,408,951
6.00%	02/15/18	[4]	18,692,000	20,097,358
Credit Suisse/New York (YCD) (Switzerland)
0.70%	01/28/16	[2,4]	7,875,000	7,875,008
Discover Bank
2.00%	02/21/18		8,900,000	8,843,589
2.60%	11/13/18		50,370,000	50,445,933

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Discover Bank (BKNT)
3.10%	06/04/20		$47,050,000	$47,255,067
First Chicago NBD Institutional Capital I
0.88%	02/01/27	[2]	6,455,000	5,544,632
HBOS PLC, Series E (MTN) (United Kingdom)
1.30%	09/30/16	[4]	17,625,000	17,558,906
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[3,4]	110,294,000	120,256,636
JPMorgan Chase & Co.
1.27%	01/23/20	[2]	15,000,000	15,026,775
2.20%	10/22/19		47,150,000	46,896,757
2.55%	10/29/20		158,480,000	156,962,158
2.60%	01/15/16		5,300,000	5,302,231
2.75%	06/23/20		33,300,000	33,468,964
3.15%	07/05/16		48,258,000	48,765,819
3.63%	05/13/24		4,750,000	4,825,577
3.90%	07/15/25		17,290,000	17,761,645
4.25%	10/15/20		10,525,000	11,188,575
4.50%	01/24/22		320,000	345,702
4.63%	05/10/21		52,450,000	56,726,563
4.95%	06/01/45		16,210,000	16,299,050
5.60%	07/15/41		4,942,000	5,746,273
6.30%	04/23/19		170,000	190,612
JPMorgan Chase Bank N.A.
0.83%	06/13/16	[2]	44,210,000	44,158,151
JPMorgan Chase Bank N.A. (BKNT)
5.88%	06/13/16		5,040,000	5,139,802
6.00%	07/05/17		1,678,000	1,782,930
6.00%	10/01/17		124,535,000	133,181,091
Lloyds Banking Group PLC (United Kingdom)
4.50%	11/04/24	[4]	10,200,000	10,340,719
5.30%	12/01/45	[3,4]	3,996,000	4,070,310
Macquarie Bank Ltd. (Australia)
0.95%	10/27/17	[2,3,4]	89,760,000	89,380,225
1.60%	10/27/17	[3,4]	20,000,000	19,862,920
6.63%	04/07/21	[3,4]	4,728,000	5,302,627
Royal Bank of Scotland NV (Netherlands)
4.65%	06/04/18	[4]	20,000,000	20,787,180
Royal Bank of Scotland PLC (United Kingdom)
1.88%	03/31/17	[4]	82,319,000	82,010,427
4.38%	03/16/16	[4]	44,304,000	44,607,126
5.13%	05/28/24	[4]	1,100,000	1,112,729
6.40%	10/21/19	[4]	23,175,000	25,734,007
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[4]	69,390,000	68,969,913

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 43

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
UBS AG/Stamford CT (MTN) (Switzerland)
1.30%	03/26/18	[2,4]	$80,250,000	$80,114,498
1.80%	03/26/18	[4]	62,275,000	62,233,027
UBS AG/Stamford CT (Switzerland)
0.97%	06/01/17	[2,4]	33,900,000	33,839,150
1.38%	06/01/17	[4]	31,715,000	31,577,928
UBS Group Funding Jersey Ltd. (United Kingdom)
2.95%	09/24/20	[3,4]	35,890,000	35,605,590
4.13%	09/24/25	[3,4]	55,010,000	54,812,294
Wells Fargo & Co.
1.50%	01/16/18		220,000	219,128
5.38%	11/02/43		22,731,000	24,818,160
Wells Fargo & Co. (MTN)
3.30%	09/09/24		47,560,000	47,519,336
3.55%	09/29/25		29,545,000	29,847,364

				2,620,853,404

Communications — 1.54%
Altice U.S. Finance I Corp.
5.38%	07/15/23	[3]	21,587,000	21,694,935
AT&T, Inc.
0.74%	02/12/16	[2]	83,750,000	83,714,993
1.53%	06/30/20	[2]	16,863,000	16,760,540
2.45%	06/30/20		50,000,000	49,293,050
4.35%	06/15/45		17,875,000	15,357,687
4.50%	05/15/35		50,000,000	46,659,325
4.75%	05/15/46		42,590,000	39,145,193
4.80%	06/15/44		30,630,000	28,197,497
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%	05/01/23	[3]	12,575,000	12,637,875
5.88%	05/01/27	[3]	3,000,000	2,992,500
6.50%	04/30/21		17,572,000	18,307,828
CCO Safari II LLC
4.46%	07/23/22	[3]	2,630,000	2,619,494
6.38%	10/23/35	[3]	56,600,000	57,274,211
6.48%	10/23/45	[3]	109,120,000	108,847,200
CCOH Safari LLC
5.75%	02/15/26	[3]	28,481,000	28,589,228
Clear Channel Worldwide Holdings, Inc., Series B
6.50%	11/15/22		9,339,000	9,175,568
Comcast Corp.
3.60%	03/01/24		600,000	621,461
4.40%	08/15/35		17,230,000	17,366,117
4.60%	08/15/45		7,800,000	7,946,940
CSC Holdings LLC
6.75%	11/15/21		7,926,000	7,807,110
8.63%	02/15/19		3,000,000	3,202,500

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
DISH DBS Corp.
5.88%	07/15/22		$1,205,000	$1,128,181
DISH DBS Corp. (WI)
6.75%	06/01/21		14,219,000	14,361,190
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[4]	1,000,000	790,000
7.25%	10/15/20	[4]	40,825,000	35,721,875
LIN Television Corp.
5.88%	11/15/22		2,200,000	2,194,500
Neptune Finco Corp.
6.63%	10/15/25	[3]	23,360,000	24,352,800
SBA Telecommunications, Inc.
5.75%	07/15/20		4,103,000	4,313,279
Sirius XM Radio, Inc.
4.25%	05/15/20	[3]	1,470,000	1,488,375
Sprint Communications, Inc.
9.00%	11/15/18	[3]	83,995,000	87,984,763
T-Mobile USA, Inc.
6.25%	04/01/21		6,800,000	7,046,500
6.50%	01/15/26		23,984,000	24,271,808
6.73%	04/28/22		3,535,000	3,698,494
T-Mobile USA, Inc. (WI)
6.63%	04/01/23		2,000,000	2,045,000
Verizon Communications, Inc.
0.88%	06/09/17	[2]	35,085,000	34,949,502
2.50%	09/15/16		21,087,000	21,255,190
3.00%	11/01/21		53,560,000	53,480,303
3.85%	11/01/42		3,385,000	2,807,128
4.40%	11/01/34		22,675,000	20,985,644
4.52%	09/15/48		7,730,000	6,940,806
4.60%	04/01/21		1,200,000	1,295,161
4.67%	03/15/55		6,800,000	5,928,179
4.86%	08/21/46		65,440,000	62,121,538
5.05%	03/15/34		8,260,000	8,273,143
5.15%	09/15/23		34,351,000	37,754,102
6.25%	04/01/37		2,680,000	3,026,235
6.55%	09/15/43		22,580,000	26,857,781

				1,073,282,729

Consumer Discretionary — 0.19%
Anheuser-Busch Inbev Finance, Inc.
3.70%	02/01/24		1,250,000	1,277,159
DS Services of America, Inc.
10.00%	09/01/21	[3]	28,181,000	32,126,340
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. (WI)
5.63%	10/15/21		13,245,000	13,791,356
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (WI)
5.75%	10/15/20		63,907,000	64,945,489

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Spectrum Brands, Inc.
5.75%	07/15/25	[3]	$17,918,000	$18,500,335

				130,640,679

Electric — 1.36%
Alabama Power Capital Trust V
3.71%	10/01/42	[2]	290,000	278,704
American Transmission Systems, Inc.
5.00%	09/01/44	[3]	10,915,000	11,104,244
Appalachian Power Co.
4.45%	06/01/45		7,190,000	6,852,279
Berkshire Hathaway Energy Co.
3.50%	02/01/25		21,895,000	21,753,668
4.50%	02/01/45		35,360,000	34,108,645
Centerpoint Energy Houston Electric LLC
4.50%	04/01/44		3,475,000	3,647,638
Cleco Power LLC
6.65%	06/15/18		17,887,000	19,674,180
DPL, Inc.
6.50%	10/15/16		2,462,000	2,465,078
Duke Energy Carolinas LLC
3.75%	06/01/45		35,725,000	33,199,332
4.00%	09/30/42		6,945,000	6,712,780
4.25%	12/15/41		17,568,000	17,551,996
Duke Energy Corp.
1.63%	08/15/17		400,000	399,538
Duke Energy Indiana, Inc., Series UUU
4.20%	03/15/42		7,700,000	7,565,242
Duke Energy Indiana, Inc., Series WWW
4.90%	07/15/43		7,000,000	7,581,280
Duke Energy Progress LLC
4.10%	05/15/42		8,915,000	8,663,793
4.15%	12/01/44		10,900,000	10,684,992
4.20%	08/15/45		16,475,000	16,229,430
Duquesne Light Holdings, Inc.
6.25%	08/15/35		42,000	44,227
6.40%	09/15/20	[3]	33,450,000	37,820,932
El Paso Electric Co.
5.00%	12/01/44		10,675,000	10,491,913
Entergy Corp.
4.00%	07/15/22		17,822,000	18,221,667
Entergy Gulf States Louisiana LLC (WI)
6.00%	05/01/18		17,500,000	19,117,525
Entergy Texas, Inc.
7.13%	02/01/19		35,000	39,740
Eversource Energy, Series H
3.15%	01/15/25		9,500,000	9,290,639
Exelon Corp.
1.55%	06/09/17		8,735,000	8,688,079

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
FirstEnergy Transmission LLC
4.35%	01/15/25	[3]	$25,530,000	$25,954,832
5.45%	07/15/44	[3]	63,750,000	63,831,896
Florida Power & Light Co.
3.80%	12/15/42		5,300,000	5,042,664
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[3]	19,832	19,931
FPL Energy Wind Funding LLC
6.88%	06/27/17	[3]	229,742	225,722
GenOn Americas Generation LLC
8.50%	10/01/21	[5]	13,271,000	9,853,718
9.13%	05/01/31		10,514,000	7,333,515
Homer City Generation LP (PIK)
8.14%	10/01/19	[5,6]	14,509,831	12,188,258
8.73%	10/01/26	[5,7]	55,458,210	44,643,859
Indianapolis Power & Light Co.
4.70%	09/01/45	[3]	3,000,000	3,026,686
Ipalco Enterprises, Inc. (WI)
5.00%	05/01/18		7,500,000	7,887,022
Jersey Central Power & Light Co.
4.70%	04/01/24	[3]	9,798,000	10,168,521
6.40%	05/15/36		8,900,000	9,699,923
Kansas City Power & Light Co.
3.65%	08/15/25		15,195,000	15,342,452
6.38%	03/01/18		4,320,000	4,723,173
Metropolitan Edison Co.
3.50%	03/15/23	[3]	11,725,000	11,561,018
4.00%	04/15/25	[3]	9,850,000	9,720,364
MidAmerican Energy Co.
3.50%	10/15/24		13,474,000	13,785,034
4.25%	05/01/46		18,000,000	17,850,618
4.40%	10/15/44		8,875,000	9,021,331
4.80%	09/15/43		11,300,000	12,133,714
Mirant Mid Atlantic Pass-Through Trust, Series B
9.13%	06/30/17		10,649,169	10,589,268
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		8,836,850	8,682,205
Nevada Power Co.
5.45%	05/15/41		600,000	677,379
NextEra Energy Capital Holdings, Inc.
1.59%	06/01/17		12,940,000	12,896,806
NextEra Energy Capital Holdings, Inc., Series F
2.06%	09/01/17		24,226,000	24,236,454
Niagara Mohawk Power Corp.
3.51%	10/01/24	[3]	6,000,000	6,039,489
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		16,683,000	17,359,437
5.25%	09/30/40		9,938,000	10,514,427

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 45

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
5.30%	06/01/42		$24,358,000	$25,441,493
PacifiCorp
3.35%	07/01/25		7,200,000	7,267,054
Pennsylvania Electric Co.
4.15%	04/15/25	[3]	3,390,000	3,451,377
Potomac Electric Power Co.
4.15%	03/15/43		50,000,000	48,629,550
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,418,010
Public Service Co. of New Mexico
3.85%	08/01/25		10,000,000	9,923,093
5.35%	10/01/21		5,320,000	5,760,617
7.95%	05/15/18		41,187,000	46,243,075
Public Service Electric & Gas Co. (MTN)
3.65%	09/01/42		7,215,000	6,676,227
4.15%	11/01/45		24,175,000	24,013,342
Public Service Electric & Gas Co., Series K
4.05%	05/01/45		15,770,000	15,480,352
Southern California Edison Co., Series C
3.60%	02/01/45		11,375,000	10,343,259
Southern California Gas Co.
3.75%	09/15/42		7,650,000	7,166,883
Southwestern Electric Power Co.
6.20%	03/15/40		5,060,000	6,012,535
Southwestern Electric Power Co., Series J
3.90%	04/01/45		33,886,000	29,823,594
Tucson Electric Power Co.
3.85%	03/15/23		85,000	86,065

				948,933,783

Energy — 1.76%
Anadarko Petroleum Corp.
4.50%	07/15/44		27,421,000	21,537,550
Arch Coal, Inc.[1]
7.00%	06/15/19	[8]	14,345,000	143,450
Boardwalk Pipelines LP
4.95%	12/15/24		94,255,000	82,138,331
5.20%	06/01/18		10,819,000	10,986,345
5.75%	09/15/19		7,000,000	7,074,410
5.88%	11/15/16		2,430,000	2,454,074
BP Capital Markets PLC (United Kingdom)
1.85%	05/05/17	[4]	500,000	502,545
3.06%	03/17/22	[4]	8,560,000	8,400,288
3.51%	03/17/25	[4]	56,965,000	55,544,521
3.54%	11/04/24	[4]	23,633,000	22,993,538
Canadian Natural Resources Ltd. (Canada)
3.90%	02/01/25	[4]	10,630,000	9,291,896
Chesapeake Energy Corp.
5.75%	03/15/23		19,120,000	5,640,400

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
6.63%	08/15/20		$9,508,000	$2,804,860
6.88%	11/15/20		5,000,000	1,450,000
Continental Resources, Inc. (WI)
4.90%	06/01/44		16,805,000	9,950,979
Crestwood Midstream Partners LP/
Crestwood Midstream Finance Corp.
6.13%	03/01/22		6,225,000	4,388,625
Devon Energy Corp.
4.75%	05/15/42		11,800,000	8,687,272
5.60%	07/15/41		3,590,000	2,721,378
5.85%	12/15/25		18,419,000	17,946,516
El Paso LLC, Series G (MTN)
7.80%	08/01/31		3,000,000	2,820,951
Enbridge Energy Partners LP
5.88%	10/15/25		33,230,000	32,089,513
7.38%	10/15/45		64,345,000	62,537,150
Energy Transfer Partners LP
3.35%	11/01/66	[2]	75,433,000	46,893,679
3.60%	02/01/23		38,070,000	31,384,908
4.65%	06/01/21		3,718,000	3,486,582
4.75%	01/15/26		16,500,000	13,904,319
5.15%	03/15/45		49,465,000	35,346,329
5.20%	02/01/22		5,543,000	5,185,161
5.50%	06/01/27		71,872,000	54,982,080
5.95%	10/01/43		52,360,000	42,131,579
6.13%	12/15/45		6,685,000	5,463,427
EnLink Midstream Partners LP
4.15%	06/01/25		17,325,000	13,349,380
Enterprise Products Operating LLC
3.75%	02/15/25		750,000	684,637
4.90%	05/15/46		10,635,000	8,649,690
Exxon Mobil Corp.
3.57%	03/06/45		28,084,000	26,464,677
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	19,050,000	21,480,856
Kinder Morgan Energy Partners LP
5.00%	10/01/21		2,000,000	1,890,074
Newfield Exploration Co.
5.38%	01/01/26		5,000,000	4,000,000
5.63%	07/01/24		2,024,000	1,700,160
NGPL Pipe Co. LLC
7.12%	12/15/17	[3]	17,310,000	16,184,850
Noble Energy, Inc.
5.05%	11/15/44		34,650,000	28,045,502
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		2,392,000	2,738,399
Pioneer Natural Resources Co.
3.45%	01/15/21		22,081,000	20,414,028
4.45%	01/15/26		16,125,000	14,531,503

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%	03/01/22		$9,750,000	$9,246,783
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	15,000,000	14,062,500
6.00%	01/15/19	[3]	12,559,000	12,119,435
6.85%	07/15/18	[3]	27,246,000	26,973,540
Ruby Pipeline LLC
6.00%	04/01/22	[3]	41,730,000	43,507,928
Sabine Pass LNG LP
7.50%	11/30/16		34,365,000	34,407,956
7.50%	11/30/16	[3]	19,273,000	19,297,091
Shell International Finance BV (Netherlands)
3.25%	05/11/25	[4]	61,075,000	59,083,619
4.38%	05/11/45	[4]	93,435,000	88,558,856
4.55%	08/12/43	[4]	4,075,000	3,978,300
Spectra Energy Partners LP
4.50%	03/15/45		43,788,000	33,826,121
TC PipeLines LP
4.38%	03/13/25		36,050,000	31,868,636
Tennessee Gas Pipeline Co. LLC
7.63%	04/01/37		40,000	39,060
8.00%	02/01/16		25,955,000	26,050,307
8.38%	06/15/32		5,224,000	5,089,875
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	29,272,000	26,123,270
Trans-Canada Pipelines Ltd. (Canada)
6.35%	05/15/67	[2,4]	85,000	64,388
Weatherford International Ltd. (Bermuda)
4.50%	04/15/22	[4]	220,000	158,675
Williams Cos., Inc.
4.55%	06/24/24		14,600,000	10,192,625
7.88%	09/01/21		5,881,000	5,298,752
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23		2,175,000	1,768,262

				1,222,732,391

Finance — 4.67%
Alta Wind Holdings LLC
7.00%	06/30/35	[3,5]	12,999,189	13,969,448
American Express Bank FSB (BKNT)
6.00%	09/13/17		8,100,000	8,679,988
American Express Credit Corp. (MTN)
2.80%	09/19/16		7,375,000	7,469,717
American Express Credit Corp., Series F (MTN)
2.60%	03/14/16		20,000,000	20,066,970
Bear Stearns Cos. LLC
4.65%	07/02/18		4,330,000	4,604,365
7.25%	02/01/18		16,445,000	18,145,577

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Chase Capital II, Series B
0.83%	02/01/27	[2]	$23,335,000	$19,989,321
Chase Capital III, Series C
0.96%	03/01/27	[2]	10,900,000	9,437,656
Chase Capital VI
0.95%	08/01/28	[2]	19,340,000	16,439,000
CIT Group, Inc.
4.25%	08/15/17		9,633,000	9,873,825
6.63%	04/01/18	[3]	6,627,000	7,008,053
Citigroup Capital III
7.63%	12/01/36		7,438,000	9,115,462
Citigroup, Inc.
0.85%	08/14/17	[2]	5,355,000	5,330,399
0.94%	08/25/36	[2]	84,149,000	62,083,331
1.03%	03/10/17	[2]	4,345,000	4,336,569
1.08%	11/24/17	[2]	46,230,000	46,115,951
1.25%	01/15/16		78,448,000	78,450,350
1.28%	07/25/16	[2]	36,535,000	36,610,427
1.30%	04/01/16		40,992,000	41,035,001
1.30%	11/15/16		15,030,000	15,039,830
1.35%	03/10/17		31,282,000	31,186,308
1.55%	08/14/17		27,685,000	27,589,874
1.70%	07/25/16		23,527,000	23,605,858
1.75%	05/01/18		17,650,000	17,530,090
2.15%	07/30/18		19,250,000	19,249,577
2.50%	09/26/18		8,500,000	8,574,605
4.50%	01/14/22		265,000	284,247
5.30%	01/07/16		54,884,000	54,896,659
5.50%	09/13/25		10,000,000	10,875,500
5.85%	08/02/16		100,155,000	102,790,794
Countrywide Capital III, Series B
8.05%	06/15/27		3,000,000	3,706,551
Credit Suisse Group Funding Guernsey Ltd. (United Kingdom)
3.13%	12/10/20	[3,4]	73,005,000	72,784,525
3.75%	03/26/25	[3,4]	5,375,000	5,251,797
3.80%	09/15/22	[3,4]	33,680,000	33,637,193
Discover Bank (BKNT)
3.20%	08/09/21		6,970,000	6,945,706
8.70%	11/18/19		3,676,000	4,369,845
Discover Financial Services
3.85%	11/21/22		10,899,000	10,815,732
5.20%	04/27/22		4,515,000	4,834,585
Ford Motor Credit Co. LLC
1.26%	01/09/18	[2]	45,075,000	44,644,624
1.59%	05/09/16	[2]	10,525,000	10,534,583
1.70%	05/09/16		37,250,000	37,291,180
2.50%	01/15/16		6,050,000	6,051,556
8.00%	12/15/16		83,732,000	88,558,430

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 47

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Ford Motor Credit Co. LLC (WI)
3.98%	06/15/16		$42,980,000	$43,408,137
4.21%	04/15/16		6,100,000	6,144,848
GE Capital International Funding Co. (Ireland)
0.96%	04/15/16	[3,4]	4,002,000	4,003,973
3.37%	11/15/25	[3,4]	47,826,000	48,752,007
4.42%	11/15/35	[3,4]	71,624,000	73,236,113
General Electric Capital Corp.
5.88%	01/14/38		7,586,000	9,309,255
General Electric Capital Corp. (MTN)
0.71%	05/05/26	[2]	57,410,000	53,022,791
0.84%	08/15/36	[2]	13,220,000	11,305,043
4.38%	09/16/20		30,715,000	33,444,273
5.00%	01/08/16		250,000	250,060
General Electric Capital Corp., Series A (MTN)
6.75%	03/15/32		3,984,000	5,213,873
General Electric Capital Corp., Series G
5.63%	05/01/18		295,000	322,107
6.15%	08/07/37		4,121,000	5,183,583
General Electric Capital Corp., Series G (MTN)
3.10%	01/09/23		18,369,000	18,662,298
4.63%	01/07/21		20,325,000	22,339,533
6.88%	01/10/39		6,086,000	8,323,700
General Motors Financial Co., Inc.
2.75%	05/15/16		32,499,000	32,702,119
3.00%	09/25/17		52,050,000	52,342,781
4.38%	09/25/21		10,000,000	10,150,000
4.75%	08/15/17		4,195,000	4,339,203
Goldman Sachs Group, Inc.
1.04%	03/22/16	[2]	2,578,000	2,575,700
1.05%	05/22/17	[2]	19,100,000	19,079,945
1.48%	04/23/20	[2]	26,625,000	26,670,569
3.50%	01/23/25		17,575,000	17,280,408
3.63%	02/07/16		24,235,000	24,296,811
4.75%	10/21/45		56,606,000	56,564,734
5.15%	05/22/45		2,700,000	2,644,195
5.25%	07/27/21		38,000,000	42,093,474
5.35%	01/15/16		119,523,000	119,664,659
5.75%	10/01/16		3,600,000	3,714,122
5.95%	01/18/18		59,215,000	63,803,985
6.15%	04/01/18		31,176,000	33,872,381
6.25%	09/01/17		21,219,000	22,730,238
6.75%	10/01/37		9,500,000	11,138,636
Goldman Sachs Group, Inc. (MTN)
1.31%	12/15/17	[2]	19,550,000	19,567,693
2.01%	11/29/23	[2]	110,660,000	111,673,125

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
3.85%	07/08/24		$6,450,000	$6,595,873
Goldman Sachs Group, Inc., Series D (MTN)
6.00%	06/15/20		9,510,000	10,773,232
Goldman Sachs Group, Inc., Series G (MTN)
5.38%	03/15/20		60,000	65,975
7.50%	02/15/19		21,655,000	24,796,404
Goldman Sachs Group, Inc., Series GLOB
2.38%	01/22/18		38,810,000	39,173,417
International Lease Finance Corp.
6.75%	09/01/16	[3]	85,525,000	88,090,750
7.13%	09/01/18	[3]	114,768,000	125,957,880
JPMorgan Chase Capital XIII, Series M
1.55%	09/30/34	[2]	4,238,000	3,538,730
JPMorgan Chase Capital XXI, Series U
1.28%	02/02/37	[2]	106,150,000	83,858,500
JPMorgan Chase Capital XXIII
1.36%	05/15/47	[2]	93,909,000	70,783,909
KKR Group Finance Co. III LLC
5.13%	06/01/44	[3]	28,980,000	28,444,508
Morgan Stanley
1.35%	01/05/18	[2]	81,335,000	81,308,241
1.75%	02/25/16		6,741,000	6,749,187
3.80%	04/29/16		9,140,000	9,221,570
4.30%	01/27/45		18,000,000	17,219,585
4.75%	03/22/17		15,372,000	15,927,313
5.75%	01/25/21		15,333,000	17,274,311
Morgan Stanley (MTN)
0.77%	10/18/16	[2]	20,365,000	20,327,637
5.55%	04/27/17		19,290,000	20,246,302
5.63%	09/23/19		23,511,000	25,938,411
5.75%	10/18/16		19,210,000	19,887,106
5.95%	12/28/17		30,835,000	33,173,280
6.25%	08/28/17		12,950,000	13,872,118
Morgan Stanley, Series G (MTN)
2.38%	07/23/19		24,305,000	24,247,387
3.70%	10/23/24		30,800,000	30,891,368
4.00%	07/23/25		17,700,000	18,282,374
5.45%	01/09/17		24,765,000	25,716,731
5.50%	07/24/20		35,400,000	39,426,573
6.63%	04/01/18		57,670,000	63,270,103
7.30%	05/13/19		14,830,000	17,048,227
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	18,607,033	22,605,492
Protective Life Global Funding
2.70%	11/25/20	[3]	32,195,000	32,174,878
Raymond James Financial, Inc.
8.60%	08/15/19		8,453,000	10,095,562
SL Green Realty Corp.
5.00%	08/15/18		32,289,000	33,920,967

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Visa, Inc.
3.15%	12/14/25		$61,575,000	$61,837,340
4.30%	12/14/45		6,290,000	6,396,280
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	25,896,000	26,219,700

				3,254,994,652

Food — 0.11%
Kraft Heinz Co.
1.60%	06/30/17	[3]	58,685,000	58,536,351
5.20%	07/15/45	[3]	14,697,000	15,442,160

				73,978,511

Gaming — 0.01%
Churchill Downs, Inc.
5.38%	12/15/21	[3]	5,868,000	5,912,010
5.38%	12/15/21		4,000,000	4,030,000

				9,942,010

Health Care — 1.70%
AbbVie, Inc.
1.75%	05/06/16		500,000	499,118
1.80%	05/14/18		69,585,000	69,304,364
4.70%	05/14/45		6,100,000	5,982,346
Actavis Funding SCS (Luxembourg)
3.00%	03/12/16	[4]	17,430,000	17,415,001
3.45%	03/15/22	[4]	5,200,000	5,212,709
3.80%	03/15/25	[4]	100,160,000	99,840,289
4.75%	03/15/45	[4]	47,613,000	46,605,557
Amgen, Inc.
4.40%	05/01/45		4,300,000	3,999,886
5.15%	11/15/41		5,453,000	5,555,724
Baxalta, Inc.
5.25%	06/23/45	[3]	13,039,000	13,147,915
Baylor Scott & White Holdings
4.19%	11/15/45		44,310,000	41,826,841
Biogen, Inc.
5.20%	09/15/45		12,440,000	12,506,330
Catholic Health Initiatives
2.95%	11/01/22		24,505,000	23,955,451
4.35%	11/01/42		59,061,000	55,365,081
Celgene Corp.
3.88%	08/15/25		75,870,000	75,713,177
5.00%	08/15/45		58,888,000	59,484,889
CHS/Community Health Systems, Inc.
5.13%	08/15/18		10,141,000	10,217,058
5.13%	08/01/21		2,548,000	2,548,000
7.13%	07/15/20		3,000,000	3,003,750

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
DaVita HealthCare Partners, Inc.
5.00%	05/01/25		$29,083,000	$28,101,449
5.13%	07/15/24		7,320,000	7,338,300
5.75%	08/15/22		14,675,000	15,170,281
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	7,865,000	7,973,144
4.75%	10/15/24	[3]	2,750,000	2,695,000
Gilead Sciences, Inc.
3.25%	09/01/22		19,133,000	19,299,751
3.65%	03/01/26		47,828,000	48,354,849
4.50%	02/01/45		8,920,000	8,813,923
4.75%	03/01/46		4,160,000	4,220,091
HCA, Inc.
4.25%	10/15/19		9,790,000	9,998,037
4.75%	05/01/23		10,175,000	10,098,687
5.00%	03/15/24		27,730,000	27,730,000
5.25%	04/15/25		20,770,000	20,977,700
5.88%	03/15/22		6,237,000	6,595,627
5.88%	02/15/26		880,000	885,500
6.50%	02/15/20		17,047,000	18,615,324
Medtronic, Inc.
1.31%	03/15/20	[2]	5,650,000	5,659,306
4.63%	03/15/45		3,065,000	3,166,367
Memorial Sloan-Kettering, Series 2015
4.20%	07/01/55		7,233,000	6,977,274
Merck & Co., Inc.
2.75%	02/10/25		9,900,000	9,631,106
3.70%	02/10/45		2,630,000	2,427,201
New York and Presbyterian Hospital
4.02%	08/01/45		49,335,000	46,678,162
North Shore Long Island Jewish Health Care, Inc.
4.80%	11/01/42		40,000	37,828
6.15%	11/01/43		27,975,000	33,963,538
Novartis Capital Corp.
4.00%	11/20/45		92,279,000	90,706,243
NYU Hospitals Center, Series 13, Class A
5.75%	07/01/43		6,040,000	6,912,605
Tenet Healthcare Corp.
4.01%	06/15/20	[2,3]	31,283,000	30,657,340
4.50%	04/01/21		4,240,000	4,155,200
6.00%	10/01/20		4,680,000	4,949,100
Trinity Health Corp.
4.13%	12/01/45		22,192,000	21,182,916
UnitedHealth Group, Inc.
0.77%	01/17/17	[2]	34,760,000	34,783,220
3.75%	07/15/25		14,835,000	15,315,750
4.63%	07/15/35		15,765,000	16,492,145

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 49

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Valeant Pharmaceuticals International
6.75%	08/15/21	[3]	$9,000,000	$8,730,000
7.25%	07/15/22	[3]	2,550,000	2,505,375
Valeant Pharmaceuticals International, Inc. (Canada)
5.38%	03/15/20	[3,4]	1,355,000	1,290,638
5.50%	03/01/23	[3,4]	18,352,000	16,241,520
5.63%	12/01/21	[3,4]	8,955,000	8,350,538
5.88%	05/15/23	[3,4]	20,454,000	18,408,600
6.13%	04/15/25	[3,4]	4,977,000	4,479,300

				1,182,752,421

Industrials — 0.16%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.51%	12/15/19	[2,3,4]	26,000,000	25,480,000
General Electric Co.
4.50%	03/11/44		82,653,000	85,828,801

				111,308,801

Information Technology — 0.30%
Apple, Inc.
4.38%	05/13/45		17,230,000	17,302,366
First Data Corp.
5.00%	01/15/24	[3]	6,545,000	6,528,637
5.38%	08/15/23	[3]	5,000,000	5,068,750
6.75%	11/01/20	[3]	5,836,000	6,135,095
Microsoft Corp.
3.13%	11/03/25		12,445,000	12,554,726
3.75%	02/12/45		86,215,000	79,643,779
4.45%	11/03/45		74,716,000	77,428,116
Oracle Corp.
4.13%	05/15/45		4,800,000	4,562,621

				209,224,090

Insurance — 0.87%
Berkshire Hathaway Finance Corp.
4.30%	05/15/43		7,200,000	7,026,373
4.40%	05/15/42		57,751,000	57,710,776
Berkshire Hathaway, Inc.
4.50%	02/11/43		37,120,000	37,649,869
Farmers Exchange Capital
7.05%	07/15/28	[3]	10,634,000	12,804,846
7.20%	07/15/48	[3]	18,265,000	22,829,889
Farmers Exchange Capital II
6.15%	11/01/53	[2,3]	69,690,000	73,522,950
Farmers Exchange Capital III
5.45%	10/15/54	[2,3]	69,380,000	67,645,500
Jackson National Life Global Funding
1.88%	10/15/18	[3]	55,595,000	55,369,451

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
2.60%	12/09/20	[3]	$10,240,000	$10,196,019
MetLife, Inc.
6.75%	06/01/16		750,000	766,763
Metropolitan Life Global Funding I
1.50%	01/10/18	[3]	24,800,000	24,675,750
1.88%	06/22/18	[3]	23,650,000	23,649,184
2.50%	06/03/16	[3]	61,960,000	61,649,766
3.88%	04/11/22	[3]	18,675,000	19,496,775
Nationwide Mutual Insurance Co.
2.80%	12/15/24	[2,3]	18,824,000	18,541,640
New York Life Global Funding
1.55%	11/02/18	[3]	32,050,000	31,792,526
Pricoa Global Funding I
1.60%	05/29/18	[3]	24,825,000	24,596,076
2.55%	11/24/20	[3]	17,155,000	17,105,190
Reliance Standard Life Global Funding II
2.15%	10/15/18	[3]	22,580,000	22,417,390
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[2,3]	19,650,000	19,095,339

				608,542,072

Materials — 0.03%
Barrick Gold Corp. (Canada) (WI)
4.10%	05/01/23	[4]	215,000	185,706
Barrick North America Finance LLC
4.40%	05/30/21		5,000,000	4,578,808
Barrick PD Australia Finance Pty Ltd. (Australia)
5.95%	10/15/39	[4]	18,326,000	12,729,495

				17,494,009

Real Estate Investment Trust (REIT) — 1.92%
Alexandria Real Estate Equities, Inc.
3.90%	06/15/23		25,677,000	25,509,072
4.60%	04/01/22		27,173,000	28,338,253
AvalonBay Communities, Inc., Series G (MTN)
3.95%	01/15/21		7,245,000	7,542,012
BioMed Realty LP
3.85%	04/15/16		14,525,000	14,581,429
Boston Properties LP
3.70%	11/15/18		26,115,000	27,068,406
5.63%	11/15/20		7,275,000	8,106,522
Camden Property Trust
4.63%	06/15/21		600,000	639,451
CBL & Associates LP
4.60%	10/15/24		8,261,000	7,748,450
DDR Corp.
9.63%	03/15/16		27,565,000	27,991,953

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Duke Realty LP
5.95%	02/15/17	$4,645,000	$4,851,099
6.50%	01/15/18	15,590,000	16,865,059
ERP Operating LP
5.13%	03/15/16	70,000	70,545
5.38%	08/01/16	16,070,000	16,439,546
5.75%	06/15/17	100,000	105,705
Essex Portfolio LP
5.50%	03/15/17	100,000	104,143
First Industrial LP (MTN)
7.50%	12/01/17	80,000	87,517
HCP, Inc.
3.15%	08/01/22	12,660,000	12,164,127
3.40%	02/01/25	21,800,000	20,345,264
3.75%	02/01/16	44,832,000	44,908,999
3.75%	02/01/19	7,907,000	8,179,780
3.88%	08/15/24	24,650,000	23,989,023
4.00%	12/01/22	54,420,000	54,194,952
4.20%	03/01/24	9,849,000	9,826,361
4.25%	11/15/23	91,445,000	91,806,802
5.63%	05/01/17	11,950,000	12,510,561
6.00%	01/30/17	16,320,000	17,004,950
HCP, Inc. (MTN)
6.30%	09/15/16	53,436,000	55,254,855
Healthcare Realty Trust, Inc.
5.75%	01/15/21	30,455,000	33,715,223
Highwoods Realty LP
5.85%	03/15/17	3,785,000	3,947,051
7.50%	04/15/18	15,585,000	17,266,777
Hospitality Properties Trust
6.30%	06/15/16	3,315,000	3,325,015
Kimco Realty Corp. (MTN)
5.78%	03/15/16	2,911,000	2,938,692
Post Apartment Homes LP
4.75%	10/15/17	21,885,000	22,768,913
Regency Centers LP
5.88%	06/15/17	1,323,000	1,394,744
SL Green Realty Corp.
4.50%	12/01/22	8,570,000	8,684,932
7.75%	03/15/20	26,913,000	31,490,726
Ventas Realty LP
1.55%	09/26/16	23,664,000	23,713,422
3.50%	02/01/25	27,105,000	26,003,643
4.13%	01/15/26	10,000,000	9,988,660
4.38%	02/01/45	7,600,000	6,989,150
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18	560,000	557,552
2.70%	04/01/20	26,673,000	26,327,371
4.75%	06/01/21	29,956,000	31,949,723

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Vereit Operating Partnership LP
2.00%	02/06/17		$122,995,000	$120,842,588
3.00%	02/06/19		19,140,000	18,375,644
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	32,280,000	31,995,106
2.70%	09/17/19	[3]	106,946,000	105,810,223
3.25%	10/05/20	[3]	62,805,000	63,123,767
Welltower, Inc.
3.63%	03/15/16		10,630,000	10,674,800
3.75%	03/15/23		11,170,000	10,985,784
4.00%	06/01/25		15,700,000	15,473,512
4.13%	04/01/19		17,505,000	18,281,618
4.70%	09/15/17		28,088,000	29,373,307
4.95%	01/15/21		39,732,000	42,642,846
5.25%	01/15/22		28,770,000	31,110,411
6.20%	06/01/16		33,002,000	33,633,107
6.50%	03/15/41		13,430,000	15,813,859

				1,335,433,002

Retail — 0.34%
CVS Health Corp.
1.20%	12/05/16		450,000	450,090
4.88%	07/20/35		78,050,000	80,957,480
5.13%	07/20/45		49,205,000	52,165,025
Walgreens Boots Alliance, Inc.
0.81%	05/18/16	[2]	50,070,000	49,900,763
Wal-Mart Stores, Inc.
4.00%	04/11/43		4,600,000	4,477,962
4.30%	04/22/44		11,028,000	11,270,098
4.75%	10/02/43		27,225,000	29,432,280
5.25%	09/01/35		5,745,000	6,556,493

				235,210,191

Transportation — 0.67%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		1,490,682	1,600,620
America West Airlines Pass-Through Trust, Series 1999-1, Class G
7.93%	01/02/19		1,623,117	1,742,822
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		3,348,242	3,582,618
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%	07/15/25		21,430,335	21,791,972
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		74,850,305	79,575,230

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 51

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Burlington Northern Santa Fe LLC
4.15%	04/01/45		$42,555,000	$38,889,780
4.90%	04/01/44		39,425,000	40,421,956
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		1,237,311	1,263,913
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20		1,745,189	1,857,536
Continental Airlines Pass-Through Trust, Series 1999-2 AMBC, Class C2
6.24%	03/15/20		79,786	84,274
Continental Airlines Pass-Through Trust, Series 1999-2, Class A1
7.26%	03/15/20		6,679,319	7,213,664
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	10/02/22		4,819,617	5,251,876
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		35,295,311	39,155,913
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		1,826,184	1,887,818
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19		34,098,601	38,467,485
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		43,744,627	49,814,194
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G2
0.81%	11/15/16	[2]	13,575,000	13,463,006
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		3,600,780	4,100,388
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%	04/01/28		20,624,000	20,662,773
UAL Pass-Through Trust, Series 2009-1, Class 1
10.40%	11/01/16		18,901	20,082
UAL Pass-Through Trust, Series 2009-2A, Class 2
9.75%	01/15/17		11,346,015	12,026,775
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		23,175,326	26,014,304
US Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		4,413,230	5,102,797

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		$49,768,587	$54,932,078

				468,923,874

Total Corporates (Cost $13,769,486,065)				13,568,245,717

MORTGAGE-BACKED — 38.65%**
Commercial Mortgage-Backed — 3.34%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4
5.41%	09/10/47		28,308,840	28,649,587
Banc of America Large Loan Trust, Series 2009-FDG, Class A
5.20%	01/25/42	[2,3]	35,335,741	36,020,659
Banc of America Re-REMIC Trust, Series 2009-UB2, Class A4AA
7.89%	02/24/51	[2,3]	22,128,877	22,677,183
Banc of America Re-REMIC Trust, Series 2009-UB2, Class A4AB
5.71%	12/24/49	[2,3]	21,177,403	21,802,850
Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4B
5.65%	02/17/51	[2,3]	25,000,000	25,903,221
Bayview Commercial Asset Trust, Series 2004-2, Class A
0.85%	08/25/34	[2,3]	558,308	523,296
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class AF3
5.50%	12/28/35	[2]	82,025	82,500
BBCMS Trust, Series 2015-SRCH, Class A2
4.20%	08/10/35	[3]	48,985,000	50,421,816
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.62%	04/12/38	[2]	6,898,528	6,901,966
Capmark Mortgage Securities, Inc., Series 1998-C2, Class X (IO)
1.09%	05/15/35	[2,5]	7,233,668	143,521
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2
3.06%	12/15/47		47,898,290	48,298,437
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2
1.77%	10/15/45		51,600,000	51,454,599
Commercial Mortgage Trust, Series 2012-9W57, Class A
2.36%	02/10/29	[3]	152,174,993	153,157,747
Commercial Mortgage Trust, Series 2012-CR2, Class A2
2.03%	08/15/45		34,958,000	35,081,776

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust, Series 2013-CR6, Class A2
2.12%	03/10/46		$24,355,000	$24,394,328
Commercial Mortgage Trust, Series 2013-LC6, Class A2
1.91%	01/10/46		13,815,000	13,771,362
Credit Suisse Mortgage Trust, Series 2007-C1, Class A1A
5.36%	02/15/40		50,418,907	51,823,880
Credit Suisse Mortgage Trust, Series 2007-C2, Class A1A
5.53%	01/15/49	[2]	164,361,065	169,420,016
Credit Suisse Mortgage Trust, Series 2007-C3, Class A1A1
5.70%	06/15/39	[2]	114,103	117,770
Credit Suisse Mortgage Trust, Series 2007-C5, Class A1A
5.57%	09/15/40	[2]	43,850,344	45,704,655
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2
4.53%	11/10/46	[3]	33,404,000	34,996,910
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		79,309,359	79,638,049
GE Commercial Mortgage Corp., Series 2007-C1, Class A1A
5.48%	12/10/49	[2]	44,354,586	45,883,905
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[3]	7,038,241	7,263,097
GS Mortgage Securities Trust, Series 2011-GC3, Class A2
3.65%	03/10/44	[3]	4,834,345	4,840,817
GS Mortgage Securities Trust, Series 2011-GC5, Class A2
3.00%	08/10/44		43,551,707	43,746,428
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%	08/10/44	[2]	107,315,000	112,368,265
GS Mortgage Securities Trust, Series 2012-ALOHA, Class A
3.55%	04/10/34	[3]	13,305,000	13,694,359
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A2
2.32%	05/10/45		20,000,000	20,118,966
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A2
1.76%	11/10/45		15,000,000	14,985,510
GS Mortgage Securities Trust, Series 2013-GC16, Class A2
3.03%	11/10/46		23,000,000	23,483,517

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust, Series 2014-3R, Class 2A
0.60%	09/26/36	[2,3]	$22,004,858	$21,302,700
GS Mortgage Securities Trust, Series 2015-1R, Class 2A
2.67%	01/25/36	[2,3]	24,866,647	24,880,210
GS Mortgage Securities Trust., Series 2009-1R, Class 2A1
2.74%	11/25/35	[2,3]	37,453	37,712
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2
2.42%	07/15/45		20,000,000	20,131,961
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4
5.55%	05/12/45		8,521,739	8,624,983
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB17, Class A4
5.43%	12/12/43		39,857,390	40,630,623
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A1A
5.26%	05/15/47		14,594,328	14,895,263
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	1,912,280	1,908,868
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A1
3.85%	06/15/43	[3]	1,064,790	1,061,002
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A1
2.75%	11/15/43	[3]	2,979,048	2,999,522
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A2
3.34%	07/15/46	[3]	9,657,821	9,669,942
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-PLSD, Class A2
3.36%	11/13/44	[3]	90,518,000	91,654,205
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2
1.68%	12/15/47		22,156,000	22,065,670
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A
5.85%	07/15/44	[2]	27,411,584	28,763,882
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A1A
5.39%	02/15/40		99,479,564	102,455,635

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 53

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4
5.86%	07/15/40	[2]	$41,442,422	$42,733,727
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 2A3
5.62%	03/25/37	[2,3]	7,532,244	7,506,124
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A
5.17%	12/12/49		21,951,020	22,453,259
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2
1.97%	08/15/45		40,000,000	40,091,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A2
1.87%	11/15/45		73,000,000	72,959,573
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		30,429,000	30,262,001
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2
1.86%	02/15/46		18,650,000	18,617,482
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2
1.97%	05/15/46		15,000,000	14,988,800
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A1A
5.77%	10/15/42	[2]	16,669,450	16,716,891
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		25,510,536	25,737,763
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4
5.33%	12/15/43		74,140	75,496
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A1A
5.72%	04/12/49	[2]	76,760,516	78,163,553
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2
2.11%	03/15/45		30,000,000	30,094,500
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2
2.11%	05/10/63		113,401,843	113,885,502
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2
1.85%	08/10/49		24,250,000	24,359,731
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A2
1.71%	12/10/45		17,992,000	17,933,961
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%	11/15/30	[3]	13,725,000	13,569,228

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3
0.66%	08/25/36	[2]	$30,109,876	$19,237,537
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[3]	900,000	962,353
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		52,205,000	52,338,227
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[3]	29,181,809	29,162,841
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[3]	2,550,000	2,675,982
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		17,612,000	18,352,865
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%	06/15/45		33,148,000	34,071,977
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2
2.03%	03/15/45		19,619,000	19,621,505

				2,325,025,048

Non-Agency Mortgage-Backed — 8.85%
Aames Mortgage Investment Trust, Series 2002-1, Class A3 (STEP)
7.40%	06/25/32		67,189	65,343
Accredited Mortgage Loan Trust, Series 2006-2, Class A3
0.57%	09/25/36	[2]	21,854,164	21,844,882
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
0.64%	02/25/37	[2]	46,125,000	37,063,347
ACE Securities Corp., Series 2006-ASP1, Class A1
0.66%	12/25/35	[2]	5,367,024	5,323,943
ACE Securities Corp., Series 2006-HE3, Class A2C
0.57%	06/25/36	[2]	4,456,402	3,207,691
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
0.96%	01/25/36	[2]	519,704	442,116
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.65%	09/25/35	[2]	3,676,004	3,557,079
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A32
0.62%	08/25/36	[2]	36,806,068	34,167,029

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 1A3
0.69%	12/25/35	[2]	$4,182,477	$4,185,204
American Home Mortgage Assets, Series 2007-4, Class A2
0.61%	08/25/37	[2]	1,220,746	1,207,820
American Home Mortgage Investment Trust, Series 2004-3, Class 2A
1.98%	10/25/34	[2]	9,535,607	9,205,910
Ameriquest Mortgage Securities, Inc., Series 2004-R10, Class A1
1.08%	11/25/34	[2]	61,013,046	59,176,553
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.57%	10/25/27		88,314	92,183
Argent Securities, Inc., Series 2004-W6, Class AV2
1.32%	05/25/34	[2]	18,496,542	17,635,084
Argent Securities, Inc., Series 2005-W2, Class A1
0.68%	10/25/35	[2]	59,693,054	59,663,094
Argent Securities, Inc., Series 2005-W3, Class A1
0.68%	11/25/35	[2]	72,101,067	70,092,515
Asset-Backed Funding Certificates, Series 2005-HE1, Class M1
1.05%	03/25/35	[2]	22,065,454	21,623,044
Asset-Backed Funding Certificates, Series 2006-OPT3, Class A3B
0.58%	11/25/36	[2]	29,609,286	15,110,433
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.42%	06/25/37	[2]	32,622,289	24,071,514
Asset-Backed Securities Corp. Home Equity, Series 2005-HE6, Class M2
0.93%	07/25/35	[2]	27,690	27,570
Asset-Backed Securities Corp. Home Equity, Series 2006-HE6, Class A5
0.65%	11/25/36	[2]	18,411,000	13,542,587
Banc of America Alternative Loan Trust, Series 2003-2, Class CB4
5.50%	04/25/33		1,329,936	1,370,886
Banc of America Funding Corp., Series 2003-2, Class 1A1
6.50%	06/25/32		31,553	33,584
Banc of America Funding Corp., Series 2006-D, Class 3A1
2.88%	05/20/36	[2]	12,166,915	10,880,995
Banc of America Funding Corp., Series 2006-E, Class 2A1
2.83%	06/20/36	[2]	182,309	151,269

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Corp., Series 2006-G, Class 2A1
0.62%	07/20/36	[2]	$19,982,632	$18,778,676
Banc of America Funding Corp., Series 2006-H, Class 3A1
2.84%	09/20/46	[2]	2,722,266	2,201,404
Banc of America Funding Corp., Series 2014-R8, Class A1
2.40%	06/26/36	[2,3]	19,666,586	19,013,994
Banc of America Funding Corp., Series 2015-R2, Class 1A1
0.34%	08/25/36	[2,3]	62,102,058	56,635,941
Banc of America Funding Corp., Series 2015-R2, Class 3A1
0.46%	04/25/37	[2,3]	42,749,274	41,746,064
Banc of America Funding Corp., Series 2015-R2, Class 7A1
0.50%	09/25/36	[2,3]	33,870,655	32,536,124
Banc of America Funding Corp., Series 2015-R2, Class 9A1
0.41%	03/25/37	[2,3]	18,844,830	18,231,073
Banc of America Funding Corp., Series 2015-R5, Class 1A1
0.33%	10/26/36	[2,3]	140,526,853	133,735,401
Banc of America Mortgage Securities, Inc., Series 2003-1, Class 3A1
2.91%	10/25/33	[2]	1,790,973	1,828,881
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
2.68%	07/25/34	[2]	111,327	113,668
Banc of America Mortgage Securities, Inc., Series 2005-C, Class 2A2
2.64%	04/25/35	[2]	905,823	843,654
Banc of America Mortgage Securities, Inc., Series 2006-2, Class A2
6.00%	07/25/46	[2]	347,543	318,640
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A24
6.00%	03/25/37		1,829,809	1,666,794
Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.00%	09/25/37		974,722	887,699
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		495,456	418,671
BCAP LLC Trust, Series 2007-AA5, Class A1
1.07%	09/25/47	[2]	54,975,548	47,302,660
BCAP LLC Trust, Series 2009-RR10, Class 7A1
2.66%	10/26/35	[2,3]	7,945,019	8,055,697

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 55

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2010-RR11, Class 3A2
2.78%	06/27/36	[2,3]	$2,628,028	$2,634,264
BCAP LLC Trust, Series 2011-RR2, Class 3A6
2.71%	11/21/35	[2,3]	15,936,580	15,686,131
BCAP LLC Trust, Series 2011-RR3, Class 1A5
2.77%	05/27/37	[2,3]	11,895,274	11,872,647
BCAP LLC Trust, Series 2011-RR3, Class 5A3
2.83%	11/27/37	[2,3]	10,934,957	10,637,273
BCAP LLC Trust, Series 2011-RR5, Class 1A3
2.44%	03/26/37	[2,3]	973,121	957,579
BCAP LLC Trust, Series 2012-RR2, Class 5A1
3.50%	02/26/36	[2,3]	4,238,676	4,248,492
BCAP LLC Trust, Series 2015-RA1, Class 1A1
1.20%	09/11/38	[2,3]	161,304,704	152,304,353
BCAP LLC Trust, Series 2015-RR2, Class 26A1
2.70%	03/28/36	[2,3]	24,285,768	24,997,786
Bear Stearns ALT-A Trust, Series 2006-4, Class 32A1
2.87%	07/25/36	[2]	3,494,428	2,509,558
Bear Stearns ARM Trust, Series 2004-1, Class 13A2
2.86%	04/25/34	[2]	13,871	13,487
Bear Stearns ARM Trust, Series 2004-10, Class 14A1
2.97%	01/25/35	[2]	6,781,352	6,662,758
Bear Stearns ARM Trust, Series 2006-4, Class 2A1
2.69%	10/25/36	[2]	1,337,658	1,148,491
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A1 (STEP)
5.50%	01/25/34		1,228,210	1,273,911
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A2 (STEP)
5.75%	01/25/34		1,107,314	1,161,652
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC5, Class 2A3
0.67%	08/25/20	[2]	3,027,974	2,164,471
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
0.82%	08/25/43	[2]	13,469	13,313
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		1,912,671	1,772,394

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
0.60%	10/25/36	[2]	$2,983,774	$2,402,288
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.81%	12/15/30	[2]	10,739,587	11,063,275
Carrington Mortgage Loan Trust, Series 2006-NC1, Class A4
0.73%	01/25/36	[2]	36,750,000	30,895,225
Centex Home Equity Loan Trust, Series 2006-A, Class AV3
0.58%	06/25/36	[2]	7,314,593	7,318,284
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
0.67%	06/25/36	[2]	27,500,000	25,340,178
Chase Mortgage Finance Corp., Series 2006-A1, Class 1A2
2.72%	09/25/36	[2]	1,858,133	1,611,118
Chase Mortgage Finance Corp., Series 2006-S3, Class 2A1
5.50%	11/25/21		2,760,815	2,292,737
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A3
2.72%	07/25/37	[2]	5,276,198	5,348,144
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		5,183,843	4,998,764
Chaseflex Trust, Series 2006-2, Class A2B
0.62%	09/25/36	[2]	9,592,059	7,087,760
CIM Trust, Series 2015-1EC, Class A16
1.97%	04/25/55	[2,3]	185,981,111	187,517,092
CIM Trust, Series 2015-3AG, Class A1
1.99%	10/25/57	[2,3]	256,657,768	257,297,539
CIM Trust, Series 2015-4AG, Class A1
2.24%	10/25/57	[2,3]	88,477,587	88,252,504
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		509,416	510,024
Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A5 (STEP)
5.91%	09/25/36		525,000	534,106
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
5.82%	03/25/37		650,000	678,768
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
2.90%	02/25/34	[2]	257,218	251,771
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
2.61%	05/25/34	[2,3]	4,934,526	5,012,220

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
2.59%	10/25/35	[2]	$1,235,831	$1,006,692
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.68%	11/25/35	[2]	319,578	232,952
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
5.14%	06/25/36	[2]	10,815,028	10,348,020
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
0.57%	08/25/36	[2]	24,571,143	24,017,678
Citigroup Mortgage Loan Trust, Inc., Series 2007-6, Class 1A4A
2.20%	03/25/37	[2]	1,031,016	776,968
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.62%	01/25/37	[2]	173,000	165,941
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.60%	03/25/37	[2]	24,240,031	24,053,038
Citigroup Mortgage Loan Trust, Inc., Series 2010-7, Class 2A1
2.40%	02/25/35	[2,3]	257,673	261,173
Citigroup Mortgage Loan Trust, Inc., Series 2010-9, Class 2A1
2.74%	11/25/35	[2,3]	217,908	219,022
Citigroup Mortgage Loan Trust, Inc., Series 2012-3, Class 4A1
2.27%	11/25/36	[2,3]	3,164,976	3,183,045
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 3A2
2.82%	11/25/35	[2,3]	18,797,183	18,956,425
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1
0.40%	06/25/47	[2,3]	47,611,411	44,450,404
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 4A1
0.94%	03/25/47	[2,3]	31,972,232	31,021,755
Collateralized Mortgage Obligation Trust, Series 57, Class D
9.90%	02/01/19		975	1,058
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		4,645,877	5,049,640
Conseco Finance, Series 2002-A, Class A5 (STEP)
7.55%	04/15/32		2,255	2,262
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	395,582	429,071

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[2]	$10,322,677	$11,381,387
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28	[2]	79,162	81,610
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[2]	4,709,067	4,960,872
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		6,149,688	6,531,288
Countryplace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	9,150,000	9,212,477
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		13,656	14,500
Countrywide Alternative Loan Trust, Series 2005-84, Class 1A1
2.58%	02/25/36	[2]	130,588	100,434
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
0.92%	06/25/36	[2]	1,762,601	1,244,423
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
2.67%	02/25/37	[2]	4,083,975	3,681,756
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
0.59%	06/25/36	[2]	1,673,070	1,607,867
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
0.62%	03/25/37	[2]	936,967	444,282
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4
4.82%	02/25/36	[2]	7,000,000	6,831,220
Countrywide Asset-Backed Certificates, Series 2005-12, Class 2A5
5.25%	02/25/36	[2]	5,491,139	5,645,349
Countrywide Asset-Backed Certificates, Series 2005-13, Class AF4
4.87%	04/25/36	[2]	272,708	244,065
Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV4
0.77%	05/25/36	[2]	9,262,277	9,024,706
Countrywide Asset-Backed Certificates, Series 2005-2, Class M2
1.08%	08/25/35	[2]	2,180,297	2,187,776
Countrywide Asset-Backed Certificates, Series 2005-9, Class 5
0.82%	01/25/36	[2]	10,755,281	10,723,326

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 57

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2
1.22%	10/25/47	[2]	$20,865,603	$18,949,251
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
2.21%	06/19/31	[2]	40,805	40,634
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		222,868	231,282
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.58%	08/25/34	[2]	2,232,971	2,171,424
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
1.08%	02/25/35	[2]	217,379	200,927
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 3A1
2.29%	02/25/35	[2]	5,178,317	3,745,303
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
2.59%	06/20/34	[2]	89,772	89,483
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
2.58%	09/20/34	[2]	2,807,270	2,698,318
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.62%	11/20/34	[2]	2,907,939	2,840,824
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
2.84%	04/25/35	[2]	1,446,939	1,333,691
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
2.43%	01/25/36	[2]	429,288	402,385
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
1.00%	02/25/35	[2]	111,034	94,136
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.72%	05/25/35	[2]	7,417,199	6,448,860
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
2.88%	09/25/47	[2]	2,244,309	2,000,736

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
2.72%	03/25/37	[2]	$2,099,430	$1,724,764
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
2.60%	08/25/33	[2]	31,395	31,249
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1
6.50%	02/25/34		59,577	63,380
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 6A1
2.56%	06/25/34	[2]	401,920	404,342
Credit Suisse First Boston Mortgage Securities Corp., Series 2006-2, Class 2A1
1.12%	03/25/36	[2]	5,962,635	3,400,369
Credit Suisse Mortgage Trust, Series 2007-2, Class 3A4
5.50%	03/25/37		4,217,300	3,930,072
Credit Suisse Mortgage Trust, Series 2009-14R, Class 2A1
5.00%	06/26/37	[3]	19,738,306	20,224,561
Credit Suisse Mortgage Trust, Series 2010-17R, Class 1A1
2.45%	06/26/36	[2,3]	1,350,984	1,372,760
Credit Suisse Mortgage Trust, Series 2011-12R, Class 1A1
1.15%	10/27/37	[2,3]	6,169,093	6,125,976
Credit Suisse Mortgage Trust, Series 2011-16R, Class 5A1
2.72%	09/27/35	[2,3]	5,763,379	5,663,894
Credit Suisse Mortgage Trust, Series 2014-10R, Class 3A1
1.97%	04/25/36	[2,3]	9,036,886	9,123,014
Credit Suisse Mortgage Trust, Series 2014-11R, Class 10A1
0.42%	05/27/37	[2,3]	17,827,347	16,993,102
Credit Suisse Mortgage Trust, Series 2014-12R, Class 1A1
1.94%	08/27/36	[2,3]	30,419,733	30,503,157
Credit Suisse Mortgage Trust, Series 2014-7R, Class 7A1
0.35%	08/27/36	[2,3]	24,719,301	24,271,927
Credit Suisse Mortgage Trust, Series 2014-CIM1, Class A1
1.97%	01/25/58	[2,3]	78,855,979	78,830,548
Credit Suisse Mortgage Trust, Series 2015-1R, Class 5A1
2.49%	09/27/35	[2,3]	19,806,909	19,894,939

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Trust, Series 2015-2R, Class 4A1
0.42%	06/27/47	[2,3]	$57,969,985	$54,216,724
Credit Suisse Mortgage Trust, Series 2015-6R, Class 2A1
0.40%	11/27/46	[2,3]	20,273,377	18,506,706
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		22,581	22,822
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
1.46%	03/25/33	[2]	5,554,875	5,306,959
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.44%	11/25/33	[2]	41,253	39,485
Credit-Based Asset Servicing and Securitization LLC, Series 2005-FR3, Class M1
1.13%	04/25/35	[2]	215,233	215,220
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.38%	01/25/36		10,715,596	7,820,138
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB6, Class A23
0.57%	07/25/36	[2]	23,627,877	20,834,909
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1
0.56%	10/25/36	[2]	26,309,558	20,361,422
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
0.53%	10/25/36	[2]	7,821,514	7,815,622
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A3
0.57%	11/25/36	[2]	37,791,843	21,301,814
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR1, Class A2A
0.53%	02/25/37	[2]	8,132,992	4,941,695
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR1, Class A2B
0.69%	02/25/37	[2]	39,829,019	24,754,397
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR2, Class A2
0.65%	02/25/37	[2]	65,463,254	33,190,495

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR5, Class A2A
0.55%	05/25/37	[2]	$25,398,943	$17,319,049
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR5, Class A2C
0.77%	05/25/37	[2]	19,155,663	13,512,186
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP)
4.00%	01/25/37		8,880,159	4,646,535
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP)
4.00%	01/25/37		16,603,360	8,884,724
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.50%	02/25/37		50,985,817	37,681,466
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP)
4.50%	02/25/37		37,329,209	27,581,037
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP)
4.50%	02/25/37		6,788,259	5,016,616
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
0.59%	04/25/37	[2]	40,485,795	26,804,074
Credit-Based Asset Servicing and Securitization LLC, Series 2007-NC1, Class A2B
0.57%	12/25/36	[2]	44,130,388	25,073,320
Credit-Based Asset Servicing and Securitization LLC, Series 2007-NC2, Class A2B
0.56%	01/25/37	[2]	25,756,540	18,124,054
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB7, Class A1
0.56%	10/25/36	[2]	79,445,931	54,644,032
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6B (STEP)
5.78%	12/25/36		5,268,016	1,519,303
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1
0.61%	08/25/36	[2]	7,896,570	6,417,504
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1
0.55%	12/25/36	[2]	3,099,844	1,933,954

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 59

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35		$24,240	$24,553
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35		790,268	626,129
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class AR6
0.61%	02/25/37	[2]	1,562,439	1,175,720
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
2.97%	02/25/36	[2]	1,965,362	1,510,057
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
0.76%	01/19/45	[2]	4,342,230	3,495,796
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
0.65%	03/19/45	[2]	787,662	705,086
DSLA Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
0.44%	07/19/45	[2]	384,741	352,526
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.60%	10/19/36	[2]	27,567,831	22,524,842
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.54%	04/19/48	[2]	16,492,625	13,411,684
Equifirst Mortgage Loan Trust, Series 2005-1, Class M1
1.05%	04/25/35	[2]	2,101,720	2,107,891
Equity One ABS, Inc., Series 1998-1, Class A2 (STEP)
7.48%	11/25/29		83,747	81,304
Equity One Mortgage Pass-Through Trust, Series 2002-4, Class M1
5.22%	02/25/33	[2]	11,938	11,357
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1 (STEP)
5.80%	11/25/32		96,183	97,485
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF4, Class M1
1.07%	05/25/35	[2]	2,190,541	2,186,443
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2B
0.53%	12/25/37	[2]	17,750,124	11,388,096
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2C
0.58%	12/25/37	[2]	48,814,566	31,564,943
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2D
0.63%	12/25/37	[2]	35,379,420	23,056,089

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FFS, Class IIA4
0.65%	07/25/36	[2]	$31,440,000	$24,429,238
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF1, Class A2C
0.56%	01/25/38	[2]	116,676,853	71,387,753
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2B
0.52%	03/25/37	[2]	40,352,333	25,929,445
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2C
0.57%	03/25/37	[2]	20,860,197	13,415,950
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2D
0.64%	03/25/37	[2]	38,841,134	25,246,842
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.58%	10/25/36	[2]	6,035,025	4,030,599
First Franklin Mortgage Loan Trust, Series 2007-1, Class A2B
0.59%	04/25/37	[2]	18,861,604	11,040,893
First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
0.67%	04/25/37	[2]	79,010,530	46,895,705
First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
0.66%	05/25/37	[2]	48,965,779	28,047,077
First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
0.74%	05/25/37	[2]	24,181,428	14,195,794
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
0.60%	06/25/37	[2]	19,262,172	12,411,137
First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
0.67%	06/25/37	[2]	28,623,970	20,427,268
First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
0.58%	07/25/37	[2]	32,220,044	20,037,391
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA2, Class 1A1
2.20%	08/25/34	[2]	18,444,481	18,013,431
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[2]	114,050	111,969
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1
2.36%	10/25/34	[2]	4,395,179	4,353,880
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
2.37%	12/25/35	[2]	37,708,156	32,335,139

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
2.29%	02/25/36	[2]	$46,398,051	$38,292,567
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
2.25%	09/25/35	[2]	43,228,107	38,147,063
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
2.36%	10/25/35	[2]	52,992,550	44,394,821
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
2.38%	11/25/35	[2]	44,611,390	40,236,864
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
2.30%	03/25/36	[2]	45,539,598	38,335,648
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37		20,534	15,925
First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1
2.61%	02/25/34	[2]	1,242,464	1,235,654
First Horizon Mortgage Pass-Through Trust, Series 2004-AR5, Class 2A1
2.66%	10/25/34	[2]	1,905,367	1,862,670
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
2.80%	12/25/34	[2]	836,705	841,923
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2
2.73%	01/25/37	[2]	324,322	288,978
First Horizon Mortgage Pass-Through Trust, Series 2007-AR3, Class 1A1
2.50%	11/25/37	[2]	657,927	571,594
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
0.80%	08/19/34	[2]	26,493	25,814
Fremont Home Loan Trust, Series 2005-C, Class M1
0.90%	07/25/35	[2]	6,266,770	6,173,023
GE Business Loan Trust, Series 2007-1A, Class A
0.50%	04/16/35	[2,3]	21,133,945	20,042,412
GMAC Mortgage Corp. Loan Trust, Series 2000-HE2, Class A1
0.86%	06/25/30	[2]	52,594	49,585
GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A5
3.14%	12/19/33	[2]	7,680,503	7,688,838
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
3.09%	06/25/34	[2]	10,203	9,964

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
3.04%	11/19/35	[2]	$1,723,579	$1,616,038
GMAC Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1
2.61%	05/19/36	[2]	2,085,476	1,532,556
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[2,3]	9,435,345	9,722,671
GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
0.66%	08/25/45	[2]	2,611,810	2,130,518
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 1A1A
0.69%	07/25/35	[2]	23,935,642	23,197,988
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.60%	01/25/47	[2]	11,159,524	10,805,386
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
0.58%	02/25/37	[2]	5,993,283	4,958,833
GSAA Home Equity Trust, Series 2005-11, Class 1A1
0.70%	10/25/35	[2]	20,812,996	19,350,023
GSAA Home Equity Trust, Series 2005-9, Class 2A3
0.79%	08/25/35	[2]	6,204,106	6,019,050
GSAMP Trust, Series 2005-AHL2, Class A2D
0.77%	12/25/35	[2]	25,693,000	19,067,711
GSAMP Trust, Series 2005-HE5, Class M1
0.84%	11/25/35	[2]	14,551,699	14,142,905
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
2.72%	08/25/34	[2]	8,907	8,832
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
2.65%	08/25/34	[2]	857,562	844,873
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3
2.76%	10/25/35	[2]	8,080,396	7,217,515
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5
2.81%	09/25/35	[2]	531,610	531,414
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1
0.61%	08/25/46	[2]	5,170,036	5,059,302
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
2.86%	05/25/47	[2]	5,200,627	4,734,709
Harborview Mortgage Loan Trust, Series 2004-1, Class 2A
2.55%	04/19/34	[2]	14,902	14,761

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 61

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A2A
1.08%	01/19/35	[2]	$700,797	$567,724
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
2.83%	07/19/35	[2]	734,158	645,853
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.59%	07/21/36	[2]	306,391	252,200
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A
1.42%	11/25/47	[2]	1,222,384	1,056,558
Home Equity Loan Trust, Series 2007-1, Class AM
0.64%	03/20/36	[2]	984,264	982,814
Home Equity Loan Trust, Series 2007-3, Class A4
1.90%	11/20/36	[2]	12,505,704	12,547,785
Home Equity Loan Trust, Series 2007-3, Class APT
1.60%	11/20/36	[2]	28,432,010	28,412,057
Home Loan Trust, Series 1999-HI6, Class AI7 (STEP)
8.60%	09/25/29		13,593	13,559
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4
0.99%	10/25/34	[2]	3,609,285	3,608,398
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3
0.61%	12/25/35	[2]	10,176,944	10,049,962
Impac CMB Trust, Series 2005-1, Class 1A1
0.94%	04/25/35	[2]	8,265,836	7,559,106
Impac CMB Trust, Series 2005-4, Class 1A1B
0.67%	05/25/35	[2]	11,807,578	9,859,821
Impac Secured Assets Trust, Series 2004-3, Class 1
1.22%	11/25/34	[2]	924,872	916,725
Impac Secured Assets Trust, Series 2007-2, Class 1A1A
0.53%	05/25/37	[2]	25,318,668	17,074,350
Impac Secured Assets Trust, Series 2007-2, Class 1A1B
0.67%	05/25/37	[2]	36,238,491	25,758,997
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
2.50%	08/25/34	[2]	2,186,572	1,948,187
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
1.22%	08/25/34	[2]	30,379	26,162

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
1.28%	09/25/34	[2]	$107,127	$92,378
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 4A1
2.50%	03/25/35	[2]	1,936,665	1,870,407
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 4A1
2.54%	08/25/35	[2]	173,088	147,054
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
2.58%	09/25/35	[2]	802,002	669,826
IndyMac Index Mortgage Loan Trust, Series 2005-AR17, Class 3A1
2.48%	09/25/35	[2]	8,562,735	7,097,845
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
2.84%	10/25/35	[2]	53,139,478	43,865,534
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1
2.64%	01/25/36	[2]	3,181,255	2,828,990
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1
0.66%	04/25/35	[2]	1,097,542	985,987
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A4A
0.59%	11/25/46	[2]	5,901,299	5,453,174
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
2.88%	08/25/36	[2]	27,383,734	19,446,077
IndyMac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
0.54%	08/25/36	[2]	319,708	245,666
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A
0.62%	10/25/36	[2]	43,307,431	35,158,310
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
2.99%	05/25/36	[2]	7,212,814	5,474,823
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 2A1
2.90%	05/25/36	[2]	48,746,277	39,338,753
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 1A2
2.88%	03/25/37	[2]	1,792,356	1,669,013
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
2.58%	06/25/37	[2]	6,653,662	5,100,448
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1
2.91%	11/25/37	[2]	6,021,836	5,647,336

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1
2.80%	04/25/37	[2]	$571,699	$401,542
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		212,298	215,208
IndyMac Residential Asset-Backed Trust, Series 2005-C, Class AI1
0.68%	10/25/35	[2]	12,380,143	12,292,528
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 1A3
0.59%	05/25/36	[2]	2,775,604	2,692,466
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
2.75%	05/25/36	[2]	1,515,945	1,238,685
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
4.75%	05/25/36	[2]	14,754,422	11,189,116
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class A4
0.74%	12/25/35	[2]	20,971,473	20,987,711
JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A3A (STEP)
5.83%	07/25/36		32,042,208	18,447,949
JPMorgan Mortgage Acquisition Corp., Series 2006-WF1, Class A6 (STEP)
6.00%	07/25/36		6,558,417	3,967,598
JPMorgan Mortgage Acquisition Corp., Series 2007-CH1, Class AV5
0.66%	11/25/36	[2]	20,000,000	19,842,190
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A4
0.63%	03/25/37	[2]	3,566,818	3,285,090
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1
0.52%	03/25/47	[2]	192,030	118,044
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF2 (STEP)
4.08%	03/25/47		11,601,074	8,853,113
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF3 (STEP)
4.08%	03/25/47		9,611,495	7,333,702
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF4 (STEP)
4.08%	03/25/47		4,805,748	3,665,730
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV4
0.70%	03/25/47	[2]	90,000	54,215
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
2.04%	11/25/33	[2]	339,670	324,187

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3
2.81%	09/25/34	[2]	$1,539,782	$1,582,283
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
2.65%	08/25/35	[2]	244,187	233,732
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		5,955,934	5,929,303
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3
2.68%	11/25/33	[2]	18,250	18,072
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.66%	05/25/36	[2]	2,327,260	1,937,731
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
2.87%	05/25/36	[2]	1,803,681	1,616,717
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1
2.70%	06/25/36	[2]	1,318,458	1,152,005
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
2.70%	06/25/36	[2]	4,250,286	3,704,880
JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4
2.67%	08/25/36	[2]	1,055,493	938,055
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
2.73%	07/25/35	[2]	5,039,391	5,131,409
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
2.61%	05/25/37	[2]	6,406,914	5,551,816
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
4.43%	05/25/37	[2]	966,329	890,605
JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1
2.58%	06/25/37	[2]	8,558,091	7,596,289
JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3
2.93%	06/25/37	[2]	1,333,196	1,237,196
JPMorgan Resecuritization Trust, Series 2010-4, Class 1A1
2.74%	07/26/36	[2,3]	92,505	92,589
JPMorgan Resecuritization Trust, Series 2015-1, Class 3A1
0.39%	12/27/46	[2,3]	32,773,024	31,310,685
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		18,705	19,573

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 63

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	$5,418,145	$5,780,892
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.72%	11/25/35	[2]	20,873,358	18,008,308
Lehman XS Trust, Series 2006-12N, Class A31A
0.62%	08/25/46	[2]	33,722,456	25,894,638
Lehman XS Trust, Series 2006-13, Class 1A2
0.59%	09/25/36	[2]	32,604,381	29,441,681
Lehman XS Trust, Series 2006-14N, Class 3A2
0.54%	08/25/36	[2]	168,262	128,949
Lehman XS Trust, Series 2006-19, Class A2
0.59%	12/25/36	[2]	22,726,882	19,314,216
Lehman XS Trust, Series 2006-9, Class A1B
0.58%	05/25/46	[2]	37,787,555	32,432,907
Long Beach Mortgage Loan Trust, Series 2004-4, Class M1
1.32%	10/25/34	[2]	75,000	68,360
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
2.82%	01/25/34	[2]	117,522	113,972
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.22%	11/25/33	[2]	1,975,901	2,006,936
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
2.77%	11/21/34	[2]	13,600,460	13,948,625
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
2.85%	10/25/34	[2]	1,421,335	1,369,545
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
1.62%	06/25/34	[2]	267	257
MASTR Adjustable Rate Mortgages Trust, Series 2004-8, Class 2A1
3.29%	09/25/34	[2]	6,527,532	6,214,206
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 5A1
2.69%	05/25/36	[2]	18,865,378	15,778,304
MASTR Alternative Loan Trust, Series 2004-6, Class 3A1
4.75%	07/25/19		2,403,112	2,459,740
MASTR Asset Securitization Trust, Series 2002-8, Class 1A1
5.50%	12/25/17		11,164	11,243

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Asset Securitization Trust, Series 2003-8, Class 3A12
5.25%	09/25/33		$1,478,845	$1,588,507
MASTR Asset Securitization Trust, Series 2004-3, Class 3A2
4.50%	03/25/19		965,007	991,422
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A3
0.57%	11/25/36	[2]	19,036,445	8,950,474
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A4
0.63%	11/25/36	[2]	5,287,901	2,513,528
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3
0.63%	05/25/37	[2]	51,903,000	40,486,811
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
2.66%	10/25/32	[2]	29,440	29,152
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1
1.03%	11/15/31	[2]	3,218,663	3,035,940
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class 2A
2.77%	10/25/33	[2]	1,085,573	1,079,581
Merrill Lynch Mortgage Investors, Inc., Series 2004-A4, Class A1
2.56%	08/25/34	[2]	3,863,082	3,945,085
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
0.63%	02/25/36	[2]	24,089	22,235
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B (STEP)
4.28%	03/25/37		36,981,325	14,187,083
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2D (STEP)
4.28%	03/25/37		28,944,010	11,102,585
Merrill Lynch Mortgage Investors, Inc., Series 2007-2, Class 1A1
2.90%	08/25/36	[2]	12,043,075	11,186,302
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		498,399	535,085
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40		23,049,428	24,925,209
Mid-State Trust, Series 2006, Class A1
7.34%	07/01/35		100,294	107,664
Mid-State Trust, Series 2006, Class A2
7.40%	07/01/35		6,268	6,680
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	15,584,814	16,821,438
Mid-State Trust, Series 2011, Class A1
4.86%	07/15/38		351,554	375,006

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M2
1.20%	07/25/35	[2]	$15,147	$15,183
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
0.72%	12/25/35	[2]	19,978,429	19,218,931
Morgan Stanley Home Equity Loan Trust, Series 2005-04, Class A1
0.66%	09/25/35	[2]	6,290,714	6,299,396
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1
0.87%	08/25/35	[2]	10,774	10,806
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
0.74%	01/25/35	[2]	380,336	357,818
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 2A2
5.50%	04/25/34		394,938	407,012
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.08%	09/25/34	[2]	2,371,932	2,272,073
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A1
2.62%	10/25/34	[2]	195,843	194,173
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A
0.68%	04/25/35	[2]	9,097,707	8,061,221
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[2]	230,671	121,087
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S (STEP)
5.50%	02/25/47		577,940	583,924
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
0.54%	04/25/37	[2]	6,899,992	3,316,880
Morgan Stanley Resecuritization Trust, Series 2010-R4, Class 1B
0.53%	01/26/36	[2,3]	3,732,573	3,727,492
Morgan Stanley Resecuritization Trust, Series 2013-R9, Class 3A
2.39%	06/26/46	[2,3]	13,480,980	13,546,583
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1A
1.06%	12/26/46	[2,3]	31,502,873	30,732,061
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 4A
1.22%	07/26/46	[2,3]	15,722,639	15,350,109
Morgan Stanley Resecuritization Trust, Series 2014-R4, Class 2A
2.68%	11/26/35	[2,3]	7,970,704	8,064,544

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A
0.99%	06/26/47	[2,3]	$57,160,224	$55,422,045
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 4A
1.20%	06/26/47	[2,3]	24,642,607	24,225,864
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 2A
0.60%	08/26/47	[2,3]	31,486,451	30,146,863
MortgageIT Trust, Series 2005-1, Class 1A1
1.06%	02/25/35	[2]	17,551,994	16,475,176
MortgageIT Trust, Series 2005-4, Class A1
0.70%	10/25/35	[2]	21,329,131	19,351,707
MortgageIT Trust, Series 2005-5, Class A1
0.68%	12/25/35	[2]	2,971,665	2,643,404
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4
0.70%	09/25/36	[2]	28,454,000	26,770,599
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
0.67%	06/25/37	[2]	8,265,000	6,141,317
New Century Home Equity Loan Trust, Series 2003-6, Class M1
1.50%	01/25/34	[2]	40,092	38,589
New Century Home Equity Loan Trust, Series 2005-2, Class M1
0.85%	06/25/35	[2]	34,983	35,310
New Century Home Equity Loan Trust, Series 2005-4, Class M1
0.90%	09/25/35	[2]	30,867,088	30,525,911
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4
0.70%	03/25/36	[2]	56,324,371	56,374,871
Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A4
0.69%	03/25/36	[2]	24,732,000	21,067,576
Nomura Home Equity Loan, Inc., Series 2006-WF1, Class A4
0.66%	03/25/36	[2]	30,785,220	30,546,867
Nomura Resecuritization Trust, Series 2011-4RA, Class 1A1
2.30%	12/26/36	[2,3]	24,325,426	24,468,741
Nomura Resecuritization Trust, Series 2011-4RA, Class 2A1
2.19%	06/26/37	[2,3]	9,509,115	9,516,768
Nomura Resecuritization Trust, Series 2013-1R, Class 2A1
0.36%	11/26/36	[2,3]	13,526,561	13,025,561
Nomura Resecuritization Trust, Series 2013-1R, Class 3A1
0.36%	10/26/36	[2,3]	6,121,571	6,020,166

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 65

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nomura Resecuritization Trust, Series 2014-4R, Class 1A1
2.31%	01/25/36	[2,3]	$22,790,252	$23,143,346
Nomura Resecuritization Trust, Series 2014-4R, Class 3A1
0.35%	09/25/36	[2,3]	10,496,812	10,100,088
Nomura Resecuritization Trust, Series 2014-7R, Class 2A1
0.40%	12/26/35	[2,3]	28,729,493	28,347,906
Nomura Resecuritization Trust, Series 2014-7R, Class 4A1
0.33%	01/26/37	[2,3]	43,521,970	41,324,084
Nomura Resecuritization Trust, Series 2015-4R, Class 1A1
0.40%	03/26/47	[2,3]	42,929,723	42,128,693
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[2]	24,726,235	18,267,792
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.68%	11/25/35	[2]	18,725	18,620
Option One Mortgage Loan Trust, Series 2005-5, Class A3
0.63%	12/25/35	[2]	27,030	26,900
Ownit Mortgage Loan Asset-Backed Certificates, Series 2006-4, Class A2D
0.66%	05/25/37	[2]	31,254,797	22,395,062
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A
0.68%	09/25/35	[2]	31,092,632	31,112,946
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5 (STEP)
4.28%	01/25/36		22,910,000	19,337,460
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A3
0.68%	11/25/46	[2]	85,000	74,912
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.73%	06/25/47	[2]	23,015,500	16,103,941
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
2.61%	08/25/33	[2]	1,119,839	1,159,387
Residential Accredit Loans, Inc., Series 2003-QS3, Class A4
5.50%	02/25/18		80,038	80,872
Residential Accredit Loans, Inc., Series 2005-QA10, Class A31
3.63%	09/25/35	[2]	940,460	786,583
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB1
3.70%	12/25/35	[2]	6,758,312	4,759,303

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2005-QA4, Class A41
3.04%	04/25/35	[2]	$6,161,618	$6,066,634
Residential Accredit Loans, Inc., Series 2005-QA7, Class A1
3.30%	07/25/35	[2]	6,289,676	4,933,278
Residential Accredit Loans, Inc., Series 2005-QO5, Class A1
1.26%	01/25/46	[2]	11,953,978	8,307,833
Residential Accredit Loans, Inc., Series 2006-QA1, Class A11
3.26%	01/25/36	[2]	189,017	149,015
Residential Accredit Loans, Inc., Series 2006-QA1, Class A21
3.81%	01/25/36	[2]	28,545,014	22,338,212
Residential Accredit Loans, Inc., Series 2006-Qa7, Class 2A1
0.61%	08/25/36	[2]	42,866,137	33,840,179
Residential Accredit Loans, Inc., Series 2006-QS10, Class AV (IO)
0.56%	08/25/36	[2,5]	52,157,929	1,217,309
Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A9
0.80%	09/25/36	[2]	460,751	310,401
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1AV (IO)
0.49%	02/25/36	[2,5]	177,248,676	3,476,945
Residential Accredit Loans, Inc., Series 2006-QS7, Class AV (IO)
0.65%	06/25/36	[2,5]	92,720,821	2,706,020
Residential Accredit Loans, Inc., Series 2006-QS8, Class AV (IO)
0.79%	08/25/36	[2,5]	217,358,240	6,907,460
Residential Accredit Loans, Inc., Series 2007-QS10, Class AV (IO)
0.47%	09/25/37	[2,5]	135,791,967	2,525,527
Residential Accredit Loans, Inc., Series 2007-QS4, Class 3AV (IO)
0.38%	03/25/37	[2,5]	87,129,637	1,195,018
Residential Accredit Loans, Inc., Series 2007-QS5, Class AV (IO)
0.25%	03/25/37	[2,5]	107,080,105	1,326,626
Residential Accredit Loans, Inc., Series 2007-QS6, Class AV (IO)
0.33%	04/25/37	[2,5]	233,302,199	3,456,069
Residential Accredit Loans, Inc., Series 2007-QS7, Class 2AV (IO)
0.38%	06/25/37	[2,5]	70,135,288	1,117,332
Residential Accredit Loans, Inc., Series 2007-QS8, Class AV (IO)
0.39%	06/25/37	[2,5]	183,755,112	2,957,245

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc., Series 2003-RS10, Class AI6 (STEP)
5.81%	11/25/33		$475,458	$492,884
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A (STEP)
6.01%	12/25/33		270,659	294,564
Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI6A (STEP)
5.91%	10/25/33		25,988	27,959
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class AI6
4.55%	12/25/34		6,919	6,997
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2
1.62%	12/25/34	[2]	194,183	194,449
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A8
6.50%	11/25/31		62,959	64,906
Residential Asset Mortgage Products, Inc., Series 2004-SL3, Class A2
6.50%	12/25/31		50,887	52,907
Residential Asset Mortgage Products, Inc., Series 2004-SL3, Class A4
8.50%	12/25/31		40,181	35,370
Residential Asset Mortgage Products, Inc., Series 2005-RS8, Class A3
0.79%	09/25/35	[2]	46,047,359	46,446,267
Residential Asset Securities Corp., Series 2004-IP2, Class 1A1
2.69%	12/25/34	[2]	405,906	401,960
Residential Asset Securities Corp., Series 2004-IP2, Class 2A1
2.67%	12/25/34	[2]	45,515	45,912
Residential Asset Securities Corp., Series 2004-IP2, Class 3A1
2.65%	12/25/34	[2]	1,014,724	1,016,082
Residential Asset Securities Corp., Series 2006-A7CB, Class 1A3
6.25%	07/25/36		4,024,113	3,551,804
Residential Funding Mortgage Securities Trust, Series 2004-S2, Class A9
5.50%	03/25/34		840,168	861,397
Residential Funding Mortgage Securities Trust, Series 2004-S6, Class 1A6
5.50%	06/25/34		656,447	671,146
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 1A
3.00%	11/25/35	[2]	11,215,021	9,348,032
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 3A1
3.84%	09/25/36	[2]	2,057,157	1,815,258

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 4A1
6.07%	09/25/36	[2]	$724,752	$616,428
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1
3.64%	11/25/36	[2]	209,058	183,177
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 2A2
3.15%	04/25/37	[2]	4,133,722	3,638,507
Saxon Asset Securities Trust, Series 2001-2, Class AF6 (STEP)
6.81%	06/25/16		14,216	14,530
Saxon Asset Securities Trust, Series 2005-2, Class M1
1.05%	10/25/35	[2]	11,155,881	11,076,822
Saxon Asset Securities Trust, Series 2007-1, Class A2C
0.57%	01/25/47	[2]	13,135,000	11,622,327
Saxon Asset Securities Trust, Series 2007-3, Class 2A3
0.82%	09/25/47	[2]	32,174,000	25,108,628
Sequoia Mortgage Trust, Series 2004-3, Class A
1.05%	05/20/34	[2]	1,126,901	1,085,179
SG Mortgage Securities Trust, Series 2006-FRE1, Class A1B
0.69%	02/25/36	[2]	1,487,716	1,046,111
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.66%	12/25/36	[2,3]	20,911,633	12,211,024
Soundview Home Equity Loan Trust, Series 2006-1, Class A3
0.61%	02/25/36	[2]	4,632,265	4,604,112
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A4
0.67%	10/25/36	[2]	14,062,000	9,918,095
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2C
0.56%	12/25/36	[2]	15,468,164	15,409,434
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3
2.60%	02/25/34	[2]	33,608	33,791
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.52%	09/25/34	[2]	19,440,258	19,326,031
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
2.56%	10/25/34	[2]	388,554	381,585
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 2A
2.53%	10/25/34	[2]	21,919,718	22,513,777

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 67

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Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
2.58%	10/25/34	[2]	$4,543,527	$4,301,286
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1
2.69%	11/25/34	[2]	16,789,613	16,649,513
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1
1.19%	11/25/34	[2]	90,891	83,632
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
2.52%	01/25/35	[2]	1,312,086	1,262,164
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
2.56%	06/25/35	[2]	4,769,468	4,459,339
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 1A1
0.58%	01/25/37	[2]	67,462,880	53,417,594
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
2.83%	10/25/47	[2]	1,577,229	1,248,031
Structured Asset Investment Loan Trust, Series 2005-HE3, Class A5
0.78%	09/25/35	[2]	20,409,823	20,493,503
Structured Asset Investment Loan Trust, Series 2006-1, Class A3
0.62%	01/25/36	[2]	15,194,087	14,951,843
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 24A1
2.39%	05/25/36	[2]	749,434	464,359
Structured Asset Securities Corp., Series 1997-2, Class 2A4
7.25%	03/28/30		2,595	2,624
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
2.31%	10/25/31	[2]	10,407	10,427
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
2.44%	09/25/33	[2]	414,386	402,226
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
2.87%	11/25/33	[2]	3,212,225	3,266,174
Structured Asset Securities Corp., Series 2004-23XS, Class 2A1
0.72%	01/25/35	[2]	3,829,757	3,366,069
Structured Asset Securities Corp., Series 2005-17, Class 4A4
5.50%	10/25/35		6,340,670	6,449,415
Structured Asset Securities Corp., Series 2005-5, Class 2A4
5.50%	04/25/35		5,958,009	5,831,298

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp., Series 2006-WF1, Class A5
0.72%	02/25/36	[2]	$6,981,082	$6,972,554
Structured Asset Securities Corp., Series 2006-WF2, Class A3
0.57%	07/25/36	[2]	56,410	56,401
Structured Asset Securities Corp., Series 2006-WF2, Class A4
0.73%	07/25/36	[2]	43,826,000	41,986,461
Structured Asset Securities Corp., Series 2006-WF3, Class A1
0.56%	09/25/36	[2]	21,072,893	20,807,889
Structured Asset Securities Corp., Series 2006-WF3, Class A3
0.57%	09/25/36	[2]	2,166,158	2,162,369
Structured Asset Securities Corp., Series 2007-BC4, Class A3
0.67%	11/25/37	[2]	2,132,634	2,130,977
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
2.73%	06/25/37	[2]	11,111,725	9,909,728
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
2.26%	12/25/44	[2]	280,242	272,933
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27	[2]	1,104,492	1,136,400
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A3
0.65%	01/25/37	[2]	29,040,445	19,550,077
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
0.53%	01/25/37	[2]	5,399,801	2,881,900
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3
0.57%	01/25/37	[2]	49,846,232	26,584,177
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4
0.65%	01/25/37	[2]	16,732,538	9,074,881
WaMu Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1
2.43%	11/25/30	[2]	465,206	465,655
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
2.55%	06/25/33	[2]	10,131,883	10,154,814
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
2.46%	06/25/34	[2]	94,745	96,004
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
0.84%	05/25/44	[2]	3,422,755	3,266,228

See accompanying notes to Schedule of Portfolio Investments.

68 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3
0.97%	05/25/35	[2]	$6,162,377	$4,199,048
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
0.92%	06/25/35	[2]	10,790,086	8,426,178
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
1.06%	01/25/45	[2]	1,491,502	1,429,782
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
0.74%	08/25/45	[2]	75,211,429	69,736,789
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.43%	10/25/35	[2]	3,162,479	3,048,782
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.71%	10/25/45	[2]	11,621,950	10,839,109
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
2.60%	12/25/35	[2]	9,688,952	8,953,730
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
0.68%	11/25/45	[2]	51,408,405	48,554,097
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1
0.69%	12/25/45	[2]	24,374,420	22,881,811
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
0.71%	12/25/45	[2]	33,978,629	30,713,979
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 1A1A
0.75%	01/25/45	[2]	24,080,920	21,985,422
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
0.73%	01/25/45	[2]	2,400,798	2,208,908
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A23
0.80%	01/25/45	[2]	8,525,219	7,878,506
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.65%	04/25/45	[2]	330,137	309,781
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A
1.33%	01/25/46	[2]	62,912,724	59,639,369
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A4
2.41%	09/25/36	[2]	28,274,552	25,061,251
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1
3.82%	12/25/36	[2]	1,398,562	1,275,924

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.26%	02/25/46	[2]	$1,552,868	$1,417,418
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.18%	05/25/46	[2]	10,445,346	9,789,052
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.24%	07/25/46	[2]	23,239,884	18,965,502
WaMu Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		555,518	539,384
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2
4.41%	07/25/37	[2]	579,043	536,685
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A
0.96%	02/25/47	[2]	25,657,306	20,205,128
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 5A
1.90%	04/25/47	[2]	6,082,153	4,674,111
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		468,803	456,109
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1
2.79%	12/25/33	[2]	1,840,486	1,855,297
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-L, Class A8
2.75%	07/25/34	[2]	444,805	443,830
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1
2.74%	09/25/34	[2]	4,555,419	4,673,158
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
2.74%	06/25/35	[2]	1,946,960	1,949,382
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4
6.00%	08/25/36		4,500,223	4,537,518
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 2A3
5.50%	03/25/36		519,367	501,444
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1
5.45%	03/25/36	[2]	7,366,506	7,019,262
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1
2.74%	07/25/36	[2]	446,644	434,761
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
2.74%	07/25/36	[2]	151,475	147,445

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 69

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A3
2.74%	07/25/36	[2]	$323,955	$308,164
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6
2.74%	07/25/36	[2]	1,893,672	1,801,368
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR17, Class A1
2.73%	10/25/36	[2]	4,797,677	4,564,884
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 1A3
2.74%	04/25/36	[2]	19,789	19,706
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL
1.30%	03/15/44	[2,3]	94,250,000	94,258,746
Stru Jef-5892 Coll
3.28%	01/01/28	†	14,590,400	14,718,066

				6,164,116,433

U.S. Agency Mortgage-Backed — 26.46%
Fannie Mae Pool (TBA)
2.50%	01/25/28		752,840,000	758,850,095
3.00%	01/25/43		1,036,835,000	1,036,925,433
3.50%	01/25/44		1,915,180,000	1,976,085,271
4.00%	01/25/44		890,465,000	942,334,613
4.50%	01/01/40		247,855,000	267,691,145
4.50%	02/01/45		287,940,000	310,435,313
Fannie Mae Pool 190375
5.50%	11/01/36		2,071,522	2,314,708
Fannie Mae Pool 254232
6.50%	03/01/22		35,648	40,763
Fannie Mae Pool 313182
7.50%	10/01/26		4,238	4,737
Fannie Mae Pool 394854
6.50%	05/01/27		1,846	2,111
Fannie Mae Pool 464367
4.54%	01/01/20		5,049,055	5,460,737
Fannie Mae Pool 466766
3.88%	12/01/20		18,248,357	19,579,235
Fannie Mae Pool 467243
4.55%	01/01/21		2,580,479	2,829,139
Fannie Mae Pool 468128
4.33%	07/01/21		1,970,000	2,162,928
Fannie Mae Pool 468551
3.98%	07/01/21		10,252,500	11,082,890
Fannie Mae Pool 468587
3.84%	08/01/21		739,995	790,309
Fannie Mae Pool 468764
4.16%	07/01/21		28,200,000	30,690,181

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 545191
7.00%	09/01/31		$11,460	$13,048
Fannie Mae Pool 545831
6.50%	08/01/17		7,014	7,206
Fannie Mae Pool 555284
7.50%	10/01/17		1,990	2,061
Fannie Mae Pool 606108
7.00%	03/01/31		5,210	5,424
Fannie Mae Pool 613142
7.00%	11/01/31		19,095	22,294
Fannie Mae Pool 625666
7.00%	01/01/32		11,586	12,896
Fannie Mae Pool 633698
7.50%	02/01/31		72,091	87,985
Fannie Mae Pool 646884
1.92%	05/01/32	[2]	5,552	5,698
Fannie Mae Pool 655928
7.00%	08/01/32		223,307	264,722
Fannie Mae Pool 725257
5.50%	02/01/34		2,198,765	2,477,705
Fannie Mae Pool 734922
4.50%	09/01/33		3,565,736	3,899,209
Fannie Mae Pool 735207
7.00%	04/01/34		43,676	51,678
Fannie Mae Pool 735224
5.50%	02/01/35		8,507,431	9,581,968
Fannie Mae Pool 735646
4.50%	07/01/20		1,899,952	1,995,181
Fannie Mae Pool 735651
4.50%	06/01/35		9,318,957	10,124,570
Fannie Mae Pool 735686
6.50%	12/01/22		55,025	62,909
Fannie Mae Pool 740297
5.50%	10/01/33		4,130	4,647
Fannie Mae Pool 745592
5.00%	01/01/21		9,528	10,012
Fannie Mae Pool 817611
2.05%	11/01/35	[2]	734,345	785,297
Fannie Mae Pool 839109
2.79%	11/01/35	[2]	11,906	12,535
Fannie Mae Pool 841031
2.71%	11/01/35	[2]	12,350	12,987
Fannie Mae Pool 844773
3.72%	12/01/35	[2]	7,001	7,349
Fannie Mae Pool 888412
7.00%	04/01/37		1,131,416	1,263,737
Fannie Mae Pool 889125
5.00%	12/01/21		6,157,358	6,457,868

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 889184
5.50%	09/01/36		$7,711,267	$8,684,507
Fannie Mae Pool 918445
5.52%	05/01/37	[2]	41,521	44,090
Fannie Mae Pool 933033
6.50%	10/01/37		1,119,803	1,270,018
Fannie Mae Pool AB1613
4.00%	10/01/40		61,555,291	65,712,772
Fannie Mae Pool AB1803
4.00%	11/01/40		65,877,910	70,373,560
Fannie Mae Pool AB2127
3.50%	01/01/26		41,215,011	43,397,852
Fannie Mae Pool AB3679
3.50%	10/01/41		21,764,428	22,530,230
Fannie Mae Pool AB3864
3.50%	11/01/41		18,291,414	18,948,536
Fannie Mae Pool AB4045
3.50%	12/01/41		19,821,655	20,591,426
Fannie Mae Pool AB4262
3.50%	01/01/32		15,131,608	15,828,489
Fannie Mae Pool AB9703
3.50%	06/01/43		47,671,280	49,226,182
Fannie Mae Pool AD0849
4.25%	02/01/20		27,727,953	29,825,330
Fannie Mae Pool AD0850
4.32%	02/01/20		47,536,109	51,120,124
Fannie Mae Pool AD0895
4.52%	07/01/19		55,788,031	60,242,485
Fannie Mae Pool AE0482
5.50%	01/01/38		18,302,264	20,589,658
Fannie Mae Pool AE0600
3.98%	11/01/20		38,200,971	40,845,043
Fannie Mae Pool AE0605
4.67%	07/01/20		29,693,449	32,206,564
Fannie Mae Pool AE0918
3.66%	10/01/20		5,441,358	5,776,481
Fannie Mae Pool AH3780
4.00%	02/01/41		26,881,241	28,719,876
Fannie Mae Pool AJ0764
4.50%	09/01/41		39,722	43,001
Fannie Mae Pool AJ1404
4.00%	09/01/41		42,615,183	45,350,707
Fannie Mae Pool AL0209
4.50%	05/01/41		41,100,572	45,244,457
Fannie Mae Pool AL0290
4.45%	04/01/21		31,967,703	35,066,813
Fannie Mae Pool AL0600
4.30%	07/01/21		4,590,441	5,031,486

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL0834
4.05%	10/01/21		$37,639,677	$40,629,819
Fannie Mae Pool AL0851
6.00%	10/01/40		36,191,339	40,931,629
Fannie Mae Pool AL1445
4.34%	11/01/21		78,899,910	85,684,459
Fannie Mae Pool AL2669
4.46%	09/01/21		24,205,779	26,464,907
Fannie Mae Pool AL4597
4.00%	01/01/44		98,860,265	105,622,154
Fannie Mae Pool AL6466
2.90%	11/01/26		101,594,567	101,856,569
Fannie Mae Pool AL7091
3.00%	06/01/45		40,048,089	40,116,429
Fannie Mae Pool AM7028
0.43%	10/01/19	[2]	40,000,000	39,998,333
Fannie Mae Pool AM9004
2.80%	06/01/25		100,000,000	98,537,400
Fannie Mae Pool AM9440
3.05%	07/01/27		47,705,000	46,920,100
Fannie Mae Pool AM9954
3.22%	11/01/27		3,295,000	3,311,595
Fannie Mae Pool AU3739
3.50%	08/01/43		66,939,137	69,623,065
Fannie Mae Pool FN0000
3.58%	09/01/20		10,658,566	11,127,647
Fannie Mae Pool FN0001
3.77%	12/01/20		24,889,895	26,429,097
Fannie Mae Pool FN0003
4.28%	01/01/21		7,107,157	7,720,168
Fannie Mae Pool FN0005
3.38%	11/01/20		40,714,488	42,644,690
Fannie Mae Pool FN0007
3.46%	11/01/20		80,000	84,176
Fannie Mae Pool FN0010
3.84%	09/01/20		332,865	353,669
Fannie Mae Pool MA1177
3.50%	09/01/42		116,674,660	120,443,794
Fannie Mae Pool MA1527
3.00%	07/01/33		112,019,485	114,833,095
Fannie Mae Pool MA1561
3.00%	09/01/33		69,305,155	71,045,903
Fannie Mae Pool MA1582
3.50%	09/01/43		31,674,702	32,697,943
Fannie Mae Pool MA1584
3.50%	09/01/33		124,130,803	129,692,440
Fannie Mae Pool MA1608
3.50%	10/01/33		84,487,683	88,273,124

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 71

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 1988-28, Class H
9.05%	12/25/18		$515	$534
Fannie Mae REMICS, Series 1989-27, Class Y
6.90%	06/25/19		227	238
Fannie Mae REMICS, Series 1991-65, Class Z
6.50%	06/25/21		4,966	5,307
Fannie Mae REMICS, Series 1992-123, Class Z
7.50%	07/25/22		1,313	1,453
Fannie Mae REMICS, Series 1993-132, Class D (PO)
0.00%	10/25/22	[9]	64,858	61,422
Fannie Mae REMICS, Series 1993-199, Class SD (IO)
0.88%	10/25/23	[2]	48,058	222
Fannie Mae REMICS, Series 1993-29, Class PK
7.00%	03/25/23		11,502	12,466
Fannie Mae REMICS, Series 1994-55, Class H
7.00%	03/25/24		27,516	30,164
Fannie Mae REMICS, Series 1997-34, Class SA
3.60%	10/25/23	[2]	6,887	8,420
Fannie Mae REMICS, Series 1998-37, Class VZ
6.00%	06/17/28		18,466	20,871
Fannie Mae REMICS, Series 1999-11, Class Z
5.50%	03/25/29		52,484	58,003
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		214,227	247,122
Fannie Mae REMICS, Series 2005-104, Class NI (IO)
6.48%	03/25/35	[2]	29,671,034	2,848,870
Fannie Mae REMICS, Series 2005-117, Class LC
5.50%	11/25/35		16,313,685	17,661,068
Fannie Mae REMICS, Series 2005-122, Class SG (IO)
6.38%	11/25/35	[2]	181,381	28,996
Fannie Mae REMICS, Series 2005-92, Class US (IO)
5.88%	10/25/25	[2]	12,204,737	1,438,685
Fannie Mae REMICS, Series 2006-18, Class PD
5.50%	08/25/34		148,132	150,172

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2006-4, Class WE
4.50%	02/25/36		$153,419	$161,498
Fannie Mae REMICS, Series 2006-49, Class SE
27.31%	04/25/36	[2]	5,081,060	8,195,097
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
6.18%	03/25/37	[2]	5,807,097	708,841
Fannie Mae REMICS, Series 2007-34, Class SB (IO)
5.89%	04/25/37	[2]	8,847,794	1,762,925
Fannie Mae REMICS, Series 2008-24, Class NA
6.75%	06/25/37		2,251,340	2,420,142
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
6.38%	10/25/40	[2]	10,308,101	1,800,806
Fannie Mae REMICS, Series 2010-135, Class EA
3.00%	01/25/40		33,126	33,962
Fannie Mae REMICS, Series 2010-17, Class SB (IO)
6.13%	03/25/40	[2]	16,592,269	2,813,005
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
6.20%	05/25/40	[2]	30,070,613	5,409,395
Fannie Mae REMICS, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	10,875,393
Fannie Mae REMICS, Series 2011-111, Class DB
4.00%	11/25/41		24,977,334	26,793,072
Fannie Mae REMICS, Series 2011-2, Class PD
4.00%	12/25/39		127,000	137,333
Fannie Mae REMICS, Series 2013-101, Class BO (PO)
0.00%	10/25/43	[9]	32,888,080	25,710,349
Fannie Mae REMICS, Series 2013-101, Class CO (PO)
0.00%	10/25/43	[9]	20,180,079	15,777,407
Fannie Mae REMICS, Series G92-12, Class B
7.70%	02/25/22		294	310
Fannie Mae REMICS, Series G92-36, Class Z
7.00%	07/25/22		163	173
Fannie Mae REMICS, Series G93-21, Class Z
7.20%	05/25/23		5,326	5,883

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Trust, Series 2003-W2, Class 2A9
5.90%	07/25/42		$43,801	$48,765
Fannie Mae, Series 2015-M4, Class FA
0.40%	09/25/18	[2]	122,166,770	122,111,978
Fannie Mae-Aces, Series 2011-M5, Class X
1.23%	07/25/21	[2]	184,307,725	10,570,122
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		17,274,690	17,262,161
Fannie Mae-Aces, Series 2014-M12, Class FA
0.49%	10/25/21	[2]	99,921,705	99,232,275
Fannie Mae-Aces, Series 2014-M6, Class FA
0.48%	12/25/17	[2]	64,701,674	64,437,368
Fannie Mae-Aces, Series 2014-M8, Class A1
2.35%	06/25/24		7,392,825	7,550,729
Fannie Mae-Aces, Series 2014-M8, Class FA
0.44%	05/25/18	[2]	122,723,325	122,220,172
Fannie Mae-Aces, Series 2015-M10, Class A2
3.09%	04/25/27	[2]	121,305,000	123,546,595
Fannie Mae-Aces, Series 2015-M10, Class FA
0.44%	03/25/19	[2]	67,766,841	67,734,083
Fannie Mae-Aces, Series 2015-M12, Class FA
0.53%	04/25/20	[2]	19,102,250	19,095,301
Fannie Mae-Aces, Series 2015-M8, Class FA
0.36%	11/25/18	[2]	87,156,549	86,672,604
Freddie Mac Gold Pool A24156
6.50%	10/01/31		464,740	529,609
Freddie Mac Gold Pool A25162
5.50%	05/01/34		3,930,063	4,404,691
Freddie Mac Gold Pool A39012
5.50%	06/01/35		83,935	95,256
Freddie Mac Gold Pool A54856
5.00%	01/01/34		7,258,604	8,035,379
Freddie Mac Gold Pool A61164
5.00%	04/01/36		24,043	26,509
Freddie Mac Gold Pool A97038
4.00%	02/01/41		22,521,680	23,938,961
Freddie Mac Gold Pool C01492
5.00%	02/01/33		1,439,645	1,582,954
Freddie Mac Gold Pool C04546
3.00%	02/01/43		30,243,444	30,273,351

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool C04573
3.00%	03/01/43	$37,116,453	$37,170,616
Freddie Mac Gold Pool C46104
6.50%	09/01/29	32,378	36,901
Freddie Mac Gold Pool C55789
7.50%	10/01/27	16,537	18,555
Freddie Mac Gold Pool C90573
6.50%	08/01/22	99,468	113,348
Freddie Mac Gold Pool E02402
6.00%	10/01/22	29,414	32,129
Freddie Mac Gold Pool G00992
7.00%	11/01/28	2,029	2,357
Freddie Mac Gold Pool G01515
5.00%	02/01/33	1,512,395	1,662,223
Freddie Mac Gold Pool G02579
5.00%	12/01/34	1,716,940	1,894,080
Freddie Mac Gold Pool G02884
6.00%	04/01/37	6,156,011	6,952,961
Freddie Mac Gold Pool G02955
5.50%	03/01/37	6,837,655	7,702,668
Freddie Mac Gold Pool G03357
5.50%	08/01/37	2,660,563	3,010,281
Freddie Mac Gold Pool G03676
5.50%	12/01/37	4,876,157	5,556,470
Freddie Mac Gold Pool G03783
5.50%	01/01/38	3,445,240	3,900,254
Freddie Mac Gold Pool G03985
6.00%	03/01/38	54,038	61,171
Freddie Mac Gold Pool G04438
5.50%	05/01/38	10,554,546	11,771,423
Freddie Mac Gold Pool G04703
5.50%	08/01/38	10,435,407	11,579,816
Freddie Mac Gold Pool G04706
5.50%	09/01/38	334,686	376,998
Freddie Mac Gold Pool G05866
4.50%	02/01/40	32,027,057	35,133,103
Freddie Mac Gold Pool G06361
4.00%	03/01/41	41,129	43,936
Freddie Mac Gold Pool G06498
4.00%	04/01/41	42,987,409	45,844,680
Freddie Mac Gold Pool G06499
4.00%	03/01/41	20,140,946	21,414,703
Freddie Mac Gold Pool G06620
4.50%	07/01/41	47,315,027	51,325,716
Freddie Mac Gold Pool G07408
3.50%	06/01/43	37,443,840	38,864,072
Freddie Mac Gold Pool G07786
4.00%	08/01/44	373,851,852	398,753,825

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 73

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G07848
3.50%	04/01/44	$134,217,650	$138,836,839
Freddie Mac Gold Pool G07924
3.50%	01/01/45	39,038,363	40,329,979
Freddie Mac Gold Pool G07925
4.00%	02/01/45	24,104,953	25,712,033
Freddie Mac Gold Pool G08641
3.50%	05/01/45	111,218,471	114,568,054
Freddie Mac Gold Pool G08650
3.50%	06/01/45	47,551,079	48,983,182
Freddie Mac Gold Pool G08653
3.00%	07/01/45	133,917,276	133,849,266
Freddie Mac Gold Pool G08654
3.50%	07/01/45	447,267,909	460,738,344
Freddie Mac Gold Pool G08658
3.00%	08/01/45	359,817,906	359,635,173
Freddie Mac Gold Pool G08659
3.50%	08/01/45	248,250,297	255,726,888
Freddie Mac Gold Pool G08669
4.00%	09/01/45	318,360,352	336,802,856
Freddie Mac Gold Pool G08671
3.50%	10/01/45	655,866,711	675,619,547
Freddie Mac Gold Pool G08672
4.00%	10/01/45	318,037,520	336,461,322
Freddie Mac Gold Pool G08676
3.50%	11/01/45	146,734,130	151,153,344
Freddie Mac Gold Pool G08677
4.00%	11/01/45	302,847,763	320,391,627
Freddie Mac Gold Pool G11707
6.00%	03/01/20	512,013	534,549
Freddie Mac Gold Pool G12393
5.50%	10/01/21	5,404,536	5,769,330
Freddie Mac Gold Pool G12399
6.00%	09/01/21	2,933	3,163
Freddie Mac Gold Pool G12824
6.00%	08/01/22	2,677,378	2,905,224
Freddie Mac Gold Pool G12909
6.00%	11/01/22	7,301,936	7,934,321
Freddie Mac Gold Pool G13032
6.00%	09/01/22	1,354,109	1,462,553
Freddie Mac Gold Pool G13058
4.50%	10/01/20	3,229,029	3,342,459
Freddie Mac Gold Pool G18565
3.00%	08/01/30	135,604,388	139,916,180
Freddie Mac Gold Pool G18568
2.50%	09/01/30	200,921,757	202,915,273
Freddie Mac Gold Pool G60023
3.50%	04/01/45	32,091,876	33,199,882

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G60080
3.50%	06/01/45		$487,333,198	$503,457,031
Freddie Mac Gold Pool G60138
3.50%	08/01/45		350,303,636	362,406,627
Freddie Mac Gold Pool G60238
3.50%	10/01/45		506,088,146	522,985,260
Freddie Mac Gold Pool H00790
5.50%	05/01/37		65,133	71,214
Freddie Mac Gold Pool H03161
6.50%	08/01/37		2,503	2,603
Freddie Mac Gold Pool H05069
5.50%	05/01/37		3,240,229	3,565,391
Freddie Mac Gold Pool H09082
6.50%	09/01/37		7,374	8,369
Freddie Mac Gold Pool Q05804
4.00%	01/01/42		67,934,217	72,559,576
Freddie Mac Gold Pool U95034
4.00%	09/01/42		49,126,060	52,064,027
Freddie Mac Gold Pool U99054
4.00%	06/01/43		57,684,448	61,152,273
Freddie Mac Gold Pool U99097
3.50%	07/01/43		111,100,591	114,689,651
Freddie Mac Gold Pool U99114
3.50%	02/01/44		202,236,996	208,770,181
Freddie Mac Gold Pool V80356
3.50%	08/01/43		69,075,253	71,587,323
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K040, Class A2
3.24%	09/25/24		2,840,000	2,910,389
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K041, Class A2
3.17%	10/25/24		7,085,000	7,223,455
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A1
0.60%	07/25/20	[2]	110,598,749	110,937,468
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
3.16%	05/25/25		46,650,000	47,040,069
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		59,900,885	61,957,771
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A2
4.28%	01/25/20		70,890,000	79,091,087

See accompanying notes to Schedule of Portfolio Investments.

74 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KX01, Class A
2.36%	02/25/23		$80,368,054	$81,039,272
Freddie Mac REMICS, Series 1004, Class H
7.95%	10/15/20		228	244
Freddie Mac REMICS, Series 1073, Class G
7.00%	05/15/21		923	995
Freddie Mac REMICS, Series 1107, Class ZC
6.50%	07/15/21		4,644	4,963
Freddie Mac REMICS, Series 165, Class K
6.50%	09/15/21		91	97
Freddie Mac REMICS, Series 1980, Class Z
7.00%	07/15/27		148,678	167,607
Freddie Mac REMICS, Series 1983, Class Z
6.50%	12/15/23		77,834	84,716
Freddie Mac REMICS, Series 2098, Class TZ
6.00%	01/15/28		670,209	734,284
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		36,057	40,335
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31		23,717	26,933
Freddie Mac REMICS, Series 2433, Class SA
20.07%	02/15/32	[2]	20,532	29,725
Freddie Mac REMICS, Series 2481, Class AW
6.50%	08/15/32		83,020	91,949
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		34,881	2,699
Freddie Mac REMICS, Series 2649, Class PC
5.50%	07/15/33		27,617	28,868
Freddie Mac REMICS, Series 2971, Class AB
5.00%	05/15/20		3,351	3,358
Freddie Mac REMICS, Series 3019, Class SW (IO)
6.87%	08/15/35	[2]	3,479,969	704,605
Freddie Mac REMICS, Series 3063, Class YG
5.50%	11/15/35		8,794,000	9,699,518

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3300, Class SA (IO)
6.87%	08/15/35	[2]	$1,538,572	$259,298
Freddie Mac REMICS, Series 3345, Class FP
0.53%	11/15/36	[2]	768,699	769,109
Freddie Mac REMICS, Series 3345, Class PF
0.51%	05/15/36	[2]	581,250	581,251
Freddie Mac REMICS, Series 3707, Class EI (IO)
5.00%	12/15/38		36,283,062	4,402,327
Freddie Mac REMICS, Series 3730, Class JG
3.00%	09/15/39		41,284	42,229
Freddie Mac REMICS, Series 3752, Class XL
4.50%	11/15/40		66,277,000	72,438,468
Freddie Mac REMICS, Series 3891, Class HS (IO)
5.62%	07/15/41	[2]	15,715,460	1,843,513
Freddie Mac REMICS, Series 3904, Class JB
4.50%	08/15/41		18,155,000	19,887,497
Freddie Mac REMICS, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,663,934
Freddie Mac REMICS, Series 3928, Class JD
4.00%	09/15/41		32,095,702	34,779,769
Freddie Mac REMICS, Series 4102, Class TC
2.50%	09/15/41		31,855,401	32,134,200
Freddie Mac REMICS, Series 4161, Class BA
2.50%	12/15/41		47,023,867	47,401,492
Freddie Mac Strips, Series 309, Class PO (PO)
0.00%	08/15/43	[9]	52,280,971	41,892,747
Freddie Mac Strips, Series 319, Class F2
0.83%	11/15/43	[2]	10,411,148	10,464,061
Ginnie Mae I Pool 782817
4.50%	11/15/39		36,695,606	39,696,893
Ginnie Mae II Pool (TBA)
3.50%	12/20/43		530,755,000	553,395,018
4.50%	12/21/44		99,455,000	106,867,505
Ginnie Mae II Pool 2631
7.00%	08/20/28		3,687	4,289
Ginnie Mae II Pool 80968
1.88%	07/20/34	[2]	27,744	28,683
Ginnie Mae II Pool 81267
1.75%	03/20/35	[2]	56,654	58,222

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 75

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 8631
2.00%	05/20/25	[2]	$8,640	$8,866
Ginnie Mae II Pool 8644
2.50%	06/20/25	[2]	14,386	14,659
Ginnie Mae II Pool G281432
1.88%	08/20/35	[2]	48,986	50,695
Ginnie Mae II Pool G281497
1.63%	10/20/35	[2]	46,296	48,236
Ginnie Mae II Pool MA2892
3.50%	06/20/45		224,902,901	234,795,109
Ginnie Mae II Pool MA2960
3.00%	07/20/45		154,900,979	157,198,935
Ginnie Mae II Pool MA2961
3.50%	07/20/45		274,359,308	286,341,087
Ginnie Mae II Pool MA3033
3.00%	08/20/45		471,313,226	478,305,158
Ginnie Mae II Pool MA3034
3.50%	08/20/45		147,173,502	153,600,841
Ginnie Mae II Pool MA3104
3.00%	09/20/45		151,162,093	153,340,951
Ginnie Mae II Pool MA3106
4.00%	09/20/45		249,747,932	265,698,620
Ginnie Mae II Pool MA3173
3.50%	10/20/45		201,668,905	210,539,180
Ginnie Mae II Pool MA3174
4.00%	10/20/45		51,484,590	54,821,031
Ginnie Mae, Series 2000-22, Class SG (IO)
10.46%	05/16/30	[2]	134,888	17,499
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		16,258,140	17,725,663
Ginnie Mae, Series 2004-93, Class PC
5.00%	04/16/34		121,671	126,781
Ginnie Mae, Series 2005-78, Class ZA
5.00%	10/16/35		25,907,905	29,193,805
Ginnie Mae, Series 2007-35, Class PY (IO)
6.41%	06/16/37	[2]	27,848,165	4,895,270
Ginnie Mae, Series 2009-106, Class SD (IO)
6.04%	03/20/36	[2]	24,461,358	3,972,172
Ginnie Mae, Series 2009-106, Class XI (IO)
6.59%	05/20/37	[2]	62,462,262	12,675,461
Ginnie Mae, Series 2009-124, Class SC (IO)
6.27%	12/20/39	[2]	11,003,699	1,791,210
Ginnie Mae, Series 2009-17, Class P
4.00%	08/16/38		32,544	33,830
Ginnie Mae, Series 2010-4, Class SL (IO)
6.06%	01/16/40	[2]	129,873	24,541
Ginnie Mae, Series 2010-4, Class SM (IO)
5.46%	01/16/40	[2]	23,613,198	3,648,999

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2010-6, Class BS (IO)
6.16%	09/16/39	[2]	$9,325,832	$992,186
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		122,395	27,589
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43		51,184,000	50,155,885
NCUA Guaranteed Notes, Series 2010-R1, Class A1
0.72%	10/07/20	[2]	24,676,052	24,778,226
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
0.83%	12/08/20	[2]	12,153,889	12,239,957
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
0.83%	12/08/20	[2]	31,722,773	31,938,583
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
0.81%	03/09/21	[2]	3,213,368	3,201,486

				18,425,675,576

Total Mortgage-Backed
(Cost $26,597,708,859)				26,914,817,057

MUNICIPAL BONDS — 0.86%*
California — 0.19%
Bay Area Toll Authority, Build America Bonds
6.26%	04/01/49		2,275,000	3,068,293
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		350,000	428,187
State of California, Build America Bonds
6.65%	03/01/22		4,245,000	5,111,447
7.30%	10/01/39		5,540,000	7,759,269
7.95%	03/01/36		7,350,000	8,800,229
State of California, Build America Bonds, Various Purpose
7.50%	04/01/34		3,885,000	5,424,897
State of California, Taxable, Various Purpose
5.50%	03/01/16		8,450,000	8,518,445
6.20%	03/01/19		10,675,000	12,128,081
University of California, Floating Rate Notes, Series Y, Class 1
0.93%	07/01/41	[2]	12,485,000	12,483,127
University of California, Floating Rate Notes, Series Y, Class 2
0.93%	07/01/41	[2]	15,000,000	14,997,750
University of California, Revenue Bonds
3.93%	05/15/45		57,230,000	55,503,371

				134,223,096

See accompanying notes to Schedule of Portfolio Investments.

76 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
Illinois — 0.01%
State of Illinois, Build America Bonds
6.63%	02/01/35	$4,120,000	$4,301,280
State of Illinois, Taxable Pension Bonds
5.10%	06/01/33	591,000	559,470

			4,860,750

New Jersey — 0.02%
New Jersey State Turnpike Authority, Build America Bonds, Series A
7.10%	01/01/41	8,895,000	12,234,717

New York — 0.59%
City of New York, Build America Bonds
4.77%	10/01/23	4,420,000	4,918,355
5.05%	10/01/24	13,820,000	15,828,875
5.21%	10/01/31	6,420,000	7,783,415
5.52%	10/01/37	6,075,000	7,182,655
5.82%	10/01/31	220,000	242,460
5.99%	12/01/36	14,055,000	17,194,746
City of New York, Build America Bonds, Series F1
6.27%	12/01/37	9,655,000	12,377,227
6.65%	12/01/31	46,470,000	53,937,264
Fiscal Year 2005 Securitization Corp., Special Obligation, Series B
4.93%	04/01/20	55,000	59,486
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42	3,405,000	3,857,184
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.27%	05/01/27	8,050,000	9,107,207
5.51%	08/01/37	25,000,000	30,536,750
5.57%	11/01/38	41,825,000	50,747,946
New York City Water & Sewer System, Taxable Bonds
5.88%	06/15/44	29,220,000	37,971,974
New York City Water and Sewer Authority, Build America Bonds
5.44%	06/15/43	49,625,000	60,704,774
New York State Dormitory Authority, Taxable, Build American Bonds
5.43%	03/15/39	28,100,000	32,511,700
New York State Dormitory Authority, Build American Bonds
5.29%	03/15/33	44,990,000	52,514,128
New York State Urban Development Corp.
3.20%	03/15/22	15,870,000	16,411,008

			413,887,154

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
Texas — 0.05%
State of Texas, Build America Bonds
5.52%	04/01/39		$27,345,000	$34,224,729

Total Municipal Bonds
(Cost $601,178,012)				599,430,446

U.S. AGENCY SECURITIES — 1.70%
U.S. Agency Securities — 1.70%
Fannie Mae, Series 2
0.42%	07/20/17	[2]	63,140,000	63,035,945
Federal Farm Credit Bank
0.31%	05/08/17	[2]	290,370,000	290,104,892
0.40%	04/17/17	[2]	27,465,000	27,448,521
0.45%	04/26/17	[2]	152,825,000	152,675,537
0.46%	05/24/17	[2]	70,685,000	70,619,687
0.48%	02/27/17	[2]	133,065,000	132,969,193
Federal Home Loan Bank (STEP)
1.25%	06/28/30		344,995,000	343,548,436
Freddie Mac
0.41%	04/20/17	[2]	102,675,000	102,553,423

Total U.S. Agency Securities
(Cost $1,184,579,173)				1,182,955,634

U.S. TREASURY SECURITIES — 34.80%
U.S. Treasury Bonds — 6.88%
U.S. Treasury Bonds
2.75%	08/15/42		59,290,000	56,691,438
2.75%	11/15/42		174,600,000	166,531,559
3.00%	11/15/44		150,325,000	149,914,713
3.00%	11/15/45		1,473,105,000	1,468,933,167
3.13%	02/15/42		155,870,000	160,993,603
3.75%	11/15/43		101,380,000	116,802,838
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.25%	01/15/25	[10]	906,551,791	866,152,217
0.38%	07/15/25	[10]	117,117,696	113,465,945
0.63%	02/15/43	[10]	201,682,650	170,915,544
0.75%	02/15/45	[10]	979,147,521	855,346,840
1.38%	02/15/44	[10]	533,458,754	544,615,270
U.S. Treasury Bonds (Strip Principal)
2.21%	11/15/27	[9]	44,680,000	33,448,699
2.35%	11/15/27	[9]	114,760,000	84,248,185

				4,788,060,018

U.S. Treasury Notes — 27.92%
U.S. Treasury Notes
0.25%	02/29/16		100,000,000	100,003,900
0.29%	07/31/17	[2]	500,000,000	499,231,500
0.38%	01/15/16		100,000,000	100,005,000
0.63%	08/31/17		1,999,038,000	1,986,583,094
0.63%	09/30/17		429,160,000	426,242,999

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 77

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
0.75%	10/31/17		$841,885,000	$ 837,445,404
0.88%	11/30/17		349,050,000	348,041,019
1.00%	12/31/17		2,272,700,000	2,270,026,305
1.38%	09/30/20		997,335,000	980,232,300
1.38%	10/31/20		909,465,000	893,510,901
1.63%	07/31/20		2,214,800,000	2,204,504,502
1.63%	11/30/20		2,169,505,000	2,157,215,622
1.75%	12/31/20		1,324,580,000	1,323,596,963
2.25%	11/15/25		3,590,040,000	3,582,974,979
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	04/15/16	[10]	536,835,153	534,923,483
0.13%	04/15/17	[10]	141,241,326	141,008,702
0.13%	07/15/24	[10]	462,865,183	440,031,904
2.50%	07/15/16	[10]	608,246,400	617,861,698

				19,443,440,275

Total U.S. Treasury Securities
(Cost $24,534,127,880)				24,231,500,293

Total Bonds – 103.50%
(Cost $72,415,061,743)				72,074,705,876

Issues			Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.00%
Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Barclays, Inc.			57,150	400,867
Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Morgan Stanley			90,000	631,287
Total Purchased Swaptions
(Cost $9,841,750)				1,032,154

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 5.38%
Commercial Paper — 0.29%
Macquarie Bank Ltd. (Australia)
0.00%[11]	01/04/16	[3,4]	200,000,000	199,993,866

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Foreign Government Obligations — 0.53%
Japan Treasury Discount Bill, Series 575 (Japan)
2.29%[11]	06/10/16	[4]	$44,550,000,000	$ 370,508,457

Money Market Funds — 0.59%
Dreyfus Cash Management Fund
0.00%[12,13]			14,349,170	14,349,170
Morgan Stanley Institutional Fund
0.00%[12]			395,733,000	395,733,000

				410,082,170

Repurchase Agreements — 0.72%
RBS (Dated 01/04/16, total to be received $500,015,556, (collateralized by U.S. government treasury obligations, 1.38% to 3.00%, due from 09/30/18 to 02/15/24, par and fair value of $510,003,717 and $507,798,798, respectively))
0.28%	01/04/16		500,000,000	500,000,000

U.S. Agency Discount Notes — 3.08%
Federal Home Loan Bank
0.13%[11]	01/15/16		81,750,000	81,746,485
0.15%[11]	02/02/16		51,785,000	51,775,005
0.45%[11]	05/02/16		275,000,000	274,627,375
0.47%[11]	04/01/16		300,000,000	299,750,700
Freddie Mac
0.16%[11]	03/04/16		300,000,000	299,855,100
0.16%[11]	03/16/16		300,000,000	299,826,000
0.30%[11]	03/21/16		300,000,000	299,814,000
0.43%[11]	04/07/16		350,000,000	349,689,200
Freddie Mac, Series RB
0.16%[11]	03/15/16		50,055,000	50,026,369
0.28%[11]	01/26/16		100,000,000	99,991,400
0.30%[11]	01/14/16		40,000,000	39,998,440

				2,147,100,074

U.S. Treasury Bills — 0.17%
U.S. Treasury Bills
0.00%[11]	01/14/16	[14]	7,040,000	7,039,803
0.00%[11]	02/25/16		20,800,000	20,797,962
0.00%[11]	02/18/16		53,120,000	53,112,988
0.02%[11]	01/28/16		300,000	299,975
0.02%[11]	03/03/16		350,000	349,945
0.05%[11]	02/04/16		1,920,000	1,919,850
0.11%[11]	04/07/16		1,880,000	1,879,190
0.13%[11]	01/07/16	[14]	24,300,000	24,299,903
0.15%[11]	02/11/16		10,495,000	10,493,615

				120,193,231

Total Short-Term Investments

See accompanying notes to Schedule of Portfolio Investments.

78 / N-Q Report December 2015

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
(Cost $3,739,873,472)			$3,747,877,798

Total Investments – 108.88%
(Cost $76,164,776,965)[1]			75,823,615,828

Liabilities in Excess of Other
Assets – (8.88)%			(6,181,999,052)

Net Assets – 100.00%			$69,641,616,776

Currency Purchased	Currency Sold	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 06/10/16 at 120.30 Counterparty: Citigroup, Inc.
USD $364,551,369	JPY 44,550,000,000	$(7,586,494)

Net unrealized (depreciation)		$(7,586,494)

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
19,446	U.S. Treasury Five Year Note, Expiration March 2016	$(5,197,633)

	Net unrealized (depreciation)	$(5,197,633)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
4,695	U.S. Treasury Ten Year Bond, Expiration March 2016	$1,626,813
1,000	U.S. Treasury Thirty Year Long Bond, Expiration March 2016	1,294,990

	Net unrealized appreciation	$2,921,803

Issues	Notional Amount (000’s)	Premiums (Received)	Value
WRITTEN SWAPTIONS

Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Barclays, Inc. Interest rate contract

	$(216,060)	$(5,592,141)	$(455,908)

Option to enter into a 5-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 01/14/19. Counterparty: Morgan Stanley Interest rate contract

	(340,000)	(8,730,000)	(717,434)

Total Written Swaptions		$(14,322,141)	$(1,173,342)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Appreciation/ (Depreciation)	Value
SWAPS: INTEREST RATE

The Fund pays a fixed rate equal to 2.48% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc. Interest rate contract

11/15/27	$–	$ 50,120	$ (4,694,201)	$ (4,694,201)

The Fund pays a fixed rate equal to 2.42% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Barclays, Inc. Interest rate contract

11/15/27	–	49,760	(4,126,726)	(4,126,726)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.75% quarterly. Counterparty: Barclays, Inc. Interest rate contract
02/17/42	–	54,815	(2,250,449)	(2,250,449)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Barclays, Inc. Interest rate contract
02/17/42	–	45,000	(1,618,191)	(1,618,191)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Morgan Stanley Interest rate contract
02/17/42	–	45,000	(1,618,191)	(1,618,191)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 2.72% quarterly. Counterparty: Citigroup, Inc. Interest rate contract
08/15/42	–	53,985	(1,819,927)	(1,819,927)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Clearinghouse: Chicago Mercantile Exchange Interest rate contract[15]

11/15/43	–	50,000	(10,841,300)	(10,841,300)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.68% quarterly. Clearinghouse: Chicago Mercantile Exchange Interest rate contract[15]

11/15/43	–	43,685	(9,465,884)	(9,465,884)
	$–	$392,365	$(36,434,869)	$(36,434,869)

Notes:

[1]	Cost for federal income tax purposes is $76,192,242,372 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$693,953,093
Gross unrealized (depreciation)	(1,062,579,637)

Net unrealized (depreciation)	$(368,626,544)

[1]	Non-income producing security.
[2]	Floating rate security. The rate disclosed was in effect at December 31, 2015.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $161,054,185, which is 0.23% of total net assets.
[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[7]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 79

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2015.
[10]	Inflation protected security. Principal amount reflects original security face amount.
[11]	Represents annualized yield at date of purchase.
[12]	Represents the current yield as of December 31, 2015.
[13]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $7,473,372.
[14]	Securities, or a portion thereof, pledged as collateral for futures and put options written. The total market value of collateral pledged is $13,959,976.
[15]	Centrally cleared.
†	Fair valued security. The aggregate value of fair valued securities is $43,087,896, which is 0.06% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

(YCD): Yankee Certificate of Deposit

See accompanying notes to Schedule of Portfolio Investments.

80 / N-Q Report December 2015

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 85.03%
BANK LOANS — 7.95%*
Commercial Services — 0.04%
CHI Overhead Doors, Term Loan, 2nd Lien
8.75%	07/31/23	[2]	$500,000	$470,000

Communications — 0.63%
Level 3 Financing, Inc., Term Loan B, 1st Lien
4.00%	01/15/20	[2]	2,000,000	1,996,960
Level 3 Financing, Inc., Term Loan B-III, 1st lien
4.00%	08/01/19	[2]	2,250,000	2,249,707
NEP/NCP Holdco, Term Loan B, 1st Lien
9.75%	07/22/20	[2]	1,451,250	1,371,431
Numericable U.S. LLC, Term Loan B1, 1st Lien
4.50%	04/23/20	[2]	530,792	512,647
Numericable U.S. LLC, Term Loan B2, 1st Lien
4.50%	04/23/20	[2]	459,208	443,510

				6,574,255

Consumer Discretionary — 0.34%
Hilton Worldwide Finance LLC, Term Loan B2
4.00%	09/23/20	[2]	3,613,487	3,611,427

Electric — 1.47%
Boston Generating LLC, Term Loan, 1st Lien[1]
0.00%	06/30/16	2,3,4,5,†	254,344	–
Entegra TC LLC, Exit Term Loan, 3rd Lien (PIK)
11.25%	10/03/20	[2,3]	9,653,395	9,556,861
Panda Temple Power II LLC, Term Loan
7.25%	04/03/19	[2]	925,000	823,250
Viva Alamo LLC, Term Loan B, 1st Lien
5.25%	02/20/21	[2,3]	6,564,942	5,087,830

				15,467,941

Energy — 0.81%
Drillships Financing Holding, Term Loan B1, 1st Lien
6.00%	03/31/21	[2]	1,833,372	744,807
Harvey Gulf International Marine, Term Loan B, 1st Lien
5.50%	06/18/20	[2,3]	4,492,645	2,673,124
Pacific Drilling SA, Term Loan B, 1st Lien
4.50%	06/03/18	[2]	977,444	430,075
Power Buyer LLC, Term Loan, 1st Lien
4.25%	05/06/20	[2]	456,709	445,481
Power Buyer LLC, Term Loan, 2nd Lien
8.25%	11/06/20	[2,3]	4,150,000	3,963,250

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy (continued)
Sabine Oil & Gas/NFR Energy, Term Loan, 2nd Lien[1]
8.50%	12/31/18	[2,3,5]	$6,350,000	$196,850

				8,453,587

Finance — 0.26%
ILFC AIG, Term Loan B, 1st Lien
3.50%	02/27/21	[2]	2,750,000	2,744,844

Food — 1.09%
TreeHouse Foods, Inc., Senior Secured Term Loan
0.00%	11/01/16	[2,3]	11,435,000	11,435,000

Gaming — 0.34%
CityCenter Holdings LLC, Term Loan B, 1st Lien
4.25%	10/16/20	[2]	3,623,672	3,603,742

Health Care — 0.32%
CHS/Community Health Systems, Inc., Term Loan G, 1st Lien
3.75%	12/31/19	[2]	1,210,916	1,183,483
CHS/Community Health Systems, Inc., Term Loan H, 1st Lien
4.00%	01/27/21	[2]	2,228,053	2,197,818

				3,381,301

Industrials — 1.40%
BWAY Holding Co., Term Loan B, 1st Lien
5.50%	08/14/20	[2]	3,954,887	3,814,014
Jazz Acquisition, Inc., Term Loan, 2nd Lien
7.75%	06/19/22	[2]	1,500,000	1,350,000
OSG International, Inc., Term Loan B-Exit, 1st Lien
5.75%	08/05/19	[2]	1,970,000	1,915,825
Peacock Engineering Co. LLC, Term Loan, 1st Lien
5.25%	06/30/22	[2]	3,466,313	3,456,191
Synagro Infrastructure, Term Loan, 1st Lien
6.25%	08/22/20	[2]	4,713,605	4,124,404

				14,660,434

Information Technology — 0.78%
First Data Corp., Term Loan C1, 1st Lien
4.50%	03/24/18	[2]	3,067,699	3,032,973
Linxens France SA, Term Loan, 1st Lien (France)
5.00%	07/11/22	[2,6]	2,930,000	2,866,522
NXP BV, Term Loan B1, 1st Lien (Netherlands)
3.75%	12/07/20	[2,6]	2,305,000	2,299,814

				8,199,309

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 81

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Retail — 0.47%
Dollar Tree, Inc., Term Loan B2, 1st Lien
4.25%	07/06/22	[2]	$4,900,000	$4,880,106

Total Bank Loans
(Cost $98,160,819)				83,481,946

CORPORATES — 76.43%*
Automotive — 1.73%
Goodyear Tire & Rubber Co.
5.13%	11/15/23		2,125,000	2,194,063
Group 1 Automotive, Inc.
5.25%	12/15/23	[7]	1,695,000	1,686,525
Lear Corp.
5.25%	01/15/25		1,830,000	1,871,175
Tenneco, Inc.
5.38%	12/15/24		5,750,000	5,865,000
ZF North America Capital, Inc.
4.50%	04/29/22	[7]	6,650,000	6,533,625

				18,150,388

Banking — 1.55%
Ally Financial, Inc.
3.25%	11/05/18		2,175,000	2,145,094
4.13%	02/13/22		2,190,000	2,173,575
4.63%	05/19/22		2,495,000	2,513,713
4.75%	09/10/18		4,530,000	4,631,925
Ally Financial, Inc. (WI)
7.50%	09/15/20		4,270,000	4,841,113

				16,305,420

Beverages — 1.81%
Constellation Brands, Inc.
4.75%	12/01/25		9,400,000	9,611,970
6.00%	05/01/22		1,150,000	1,267,875
Cott Beverages, Inc.
6.75%	01/01/20		7,890,000	8,126,700

				19,006,545

Communications — 18.04%
Altice SA (Luxembourg)
7.63%	02/15/25	[6,7]	2,530,000	2,194,775
Altice U.S. Finance I Corp.
5.38%	07/15/23	[7]	1,675,000	1,683,375
Altice U.S. Finance II Corp.
7.75%	07/15/25	[7]	2,630,000	2,419,600
Altice U.S. Finance SA (Luxembourg)
7.75%	07/15/25	[6,7]	3,150,000	2,890,125
Cable One, Inc.
5.75%	06/15/22	[7]	4,120,000	4,109,700

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%	09/30/22		$1,015,000	$1,027,687
6.50%	04/30/21		4,915,000	5,120,816
6.63%	01/31/22		800,000	847,000
CCOH Safari LLC
5.75%	02/15/26	[7]	5,519,000	5,539,972
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp.
6.38%	09/15/20	[7]	3,635,000	3,566,844
Clear Channel Worldwide Holdings, Inc., Series B
6.50%	11/15/22		16,443,000	16,155,248
CSC Holdings LLC
5.25%	06/01/24		1,260,000	1,102,500
6.75%	11/15/21		5,965,000	5,875,525
DISH DBS Corp.
5.88%	07/15/22		2,500,000	2,340,625
5.88%	11/15/24		2,855,000	2,548,088
DISH DBS Corp. (WI)
6.75%	06/01/21		822,000	830,220
Frontier Communications Corp.
8.88%	09/15/20	[7]	5,713,000	5,784,698
10.50%	09/15/22	[7]	2,389,000	2,377,055
Inmarsat Finance PLC (United Kingdom)
4.88%	05/15/22	[6,7]	4,120,000	3,980,950
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[6]	5,370,000	4,242,300
Level 3 Financing, Inc.
5.13%	05/01/23	[7]	3,445,000	3,421,316
5.38%	08/15/22		385,000	392,219
LIN Television Corp.
5.88%	11/15/22		5,849,000	5,834,377
Midcontinent Communications & Midcontinent Finance Corp.
6.88%	08/15/23	[7]	1,880,000	1,912,900
Neptune Finco Corp.
10.88%	10/15/25	[7]	4,430,000	4,662,575
Nielsen Finance LLC/Nielsen Finance Co.
5.00%	04/15/22	[7]	1,100,000	1,087,625
Numericable Group SFR SAS (France)
4.88%	05/15/19	[6,7]	8,224,000	8,182,880
Outfront Media Capital LLC/Outfront Media Capital Corp. (WI)
5.25%	02/15/22		1,585,000	1,626,606
5.88%	03/15/25		2,385,000	2,423,756
Qwest Corp.
6.75%	12/01/21		5,155,000	5,382,513
7.25%	09/15/25		4,580,000	4,880,572

See accompanying notes to Schedule of Portfolio Investments.

82 / N-Q Report December 2015

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
SBA Telecommunications, Inc.
5.75%	07/15/20		$1,096,000	$1,152,170
Sinclair Television Group, Inc.
5.38%	04/01/21		7,375,000	7,384,219
6.13%	10/01/22		2,865,000	2,915,137
Sirius XM Radio, Inc.
4.25%	05/15/20	[7]	100,000	101,250
Softbank Corp. (Japan)
4.50%	04/15/20	[6,7]	3,205,000	3,190,978
Sprint Communications, Inc.
6.00%	11/15/22		3,610,000	2,554,075
9.00%	11/15/18	[7]	7,094,000	7,430,965
9.25%	04/15/22		7,315,000	7,132,125
Sprint Corp.
7.88%	09/15/23		9,610,000	7,246,901
T-Mobile USA, Inc.
6.25%	04/01/21		350,000	362,687
6.50%	01/15/26		6,566,000	6,644,792
6.54%	04/28/20		2,850,000	2,978,250
6.63%	04/28/21		3,070,000	3,192,800
6.73%	04/28/22		500,000	523,125
Univision Communications, Inc.
5.13%	05/15/23	[7]	5,175,000	5,006,812
5.13%	02/15/25	[7]	5,000,000	4,775,000
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/26	[6,7]	5,029,000	4,903,275
5.38%	04/15/21	[6,7]	2,759,400	2,859,428
5.50%	01/15/25	[6,7]	2,845,000	2,852,112
Windstream Services LLC
6.38%	08/01/23		2,375,000	1,718,906

				189,369,449

Consumer Discretionary — 4.27%
DS Services of America, Inc.
10.00%	09/01/21	[7]	3,845,000	4,383,300
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. (WI)
5.63%	10/15/21		6,370,000	6,632,762
NCL Corp. Ltd. (Bermuda)
5.25%	11/15/19	[6,7]	2,505,000	2,572,334
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (WI)
5.75%	10/15/20		14,750,000	14,989,687
RSI Home Products, Inc.
6.50%	03/15/23	[7]	5,270,000	5,454,450
Spectrum Brands, Inc.
5.75%	07/15/25	[7]	5,640,000	5,823,300
6.63%	11/15/22		2,500,000	2,650,000

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Tempur Sealy International, Inc.
5.63%	10/15/23	[7]	$2,282,000	$2,330,492

				44,836,325

Consumer Products — 0.48%
Central Garden & Pet Co.
6.13%	11/15/23		2,670,000	2,716,725
Jarden Corp.
5.00%	11/15/23	[7]	1,213,000	1,246,357
Scotts Miracle-Gro Co.
6.00%	10/15/23	[7]	1,040,000	1,089,400

				5,052,482

Electric — 3.06%
DPL, Inc.
6.50%	10/15/16		90,000	90,113
FPL Energy National Wind Portfolio LLC
6.13%	03/25/19	[7]	271,954	273,313
GenOn Americas Generation LLC
8.50%	10/01/21	[3]	2,500,000	1,856,250
Homer City Generation LP (PIK)
8.14%	10/01/19	[3,8]	6,788,175	5,702,067
8.73%	10/01/26	[3,9]	23,346,440	18,793,884
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20	[3]	504,058	569,585
Mirant Mid Atlantic Pass-Through Trust, Series C
10.06%	12/30/28		2,844,940	2,795,153
Red Oak Power LLC, Series A
8.54%	11/30/19		1,699,470	1,775,946
RJS Power Holdings LLC
4.63%	07/15/19	[7]	400,000	301,000

				32,157,311

Energy — 9.39%
Approach Resources, Inc.
7.00%	06/15/21	[3]	1,725,000	621,000
Arch Coal, Inc.[1]
7.00%	06/15/19	[5]	8,415,000	84,150
8.00%	01/15/19	[7]	5,990,000	262,063
Boardwalk Pipelines LP
4.95%	12/15/24		4,500,000	3,921,516
Chaparral Energy, Inc.
9.88%	10/01/20		5,660,000	1,443,300
Chesapeake Energy Corp.
5.75%	03/15/23		4,270,000	1,259,650
6.63%	08/15/20		2,130,000	628,350
Concho Resources, Inc.
5.50%	04/01/23		7,926,000	7,371,180

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 83

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%	03/01/22		$1,490,000	$1,050,450
El Paso LLC, Series G (MTN)
7.80%	08/01/31		4,681,000	4,401,624
Energy Transfer Partners LP
3.35%	11/01/66	[2]	21,987,000	13,668,438
5.50%	06/01/27		3,166,000	2,421,990
EP Energy LLC/EP Energy Finance, Inc.
9.38%	05/01/20		4,134,000	2,614,755
Gulfport Energy Corp.
6.63%	05/01/23		1,100,000	924,000
MEG Energy Corp. (Canada)
6.50%	03/15/21	[6,7]	430,000	303,150
7.00%	03/31/24	[6,7]	7,515,000	5,373,225
Newfield Exploration Co.
5.38%	01/01/26		2,540,000	2,032,000
5.63%	07/01/24		845,000	709,800
NGPL Pipe Co. LLC
7.12%	12/15/17	[7]	8,810,000	8,237,350
Peabody Energy Corp.
4.75%	12/15/41		16,800,000	924,000
6.00%	11/15/18		5,080,000	974,852
QEP Resources, Inc.
5.25%	05/01/23		4,458,000	3,187,470
Range Resources Corp.
4.88%	05/15/25	[7]	2,604,000	1,988,805
Rockies Express Pipeline LLC
5.63%	04/15/20	[7]	4,445,000	4,167,187
6.00%	01/15/19	[7]	1,800,000	1,737,000
6.88%	04/15/40	[7]	1,390,000	1,202,350
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.63%	07/15/22		5,915,000	4,229,225
Sabine Pass LNG LP
7.50%	11/30/16		1,775,000	1,777,219
Seventy Seven Energy, Inc.
6.50%	07/15/22		1,291,000	206,560
Southern Star Central Corp.
5.13%	07/15/22	[7]	6,885,000	5,714,550
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.50%	07/01/21		2,640,000	2,244,000
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	[7]	205,000	196,800

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Transocean, Inc. (Cayman Islands)
4.30%	10/15/22	[6]	$2,440,000	$1,305,400
Walter Energy, Inc.[1]
9.50%	10/15/19	[5,7]	7,490,000	1,947,400
11.00%	04/01/20	[5,7]	15,537,550	40,398
Walter Energy, Inc. (WI)[1]
8.50%	04/15/21	[5]	8,905,000	45,415
Whiting Petroleum Corp.
5.00%	03/15/19		7,514,000	5,748,210
Williams Cos., Inc.
3.70%	01/15/23		2,300,000	1,574,788
WPX Energy, Inc.
5.25%	09/15/24		3,075,000	2,067,937

				98,607,557

Entertainment — 0.14%
Carmike Cinemas, Inc.
6.00%	06/15/23	[7]	1,470,000	1,506,750

Finance — 6.37%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
4.25%	07/01/20	[6]	2,820,000	2,848,200
4.63%	10/30/20	[6]	6,290,000	6,455,113
4.63%	07/01/22	[6]	1,000,000	1,013,750
5.00%	10/01/21	[6]	2,275,000	2,377,375
Alta Wind Holdings LLC
7.00%	06/30/35	[3,7]	1,655,826	1,779,417
Chase Capital II, Series B
0.83%	02/01/27	[2]	1,790,000	1,533,357
Chase Capital VI
0.95%	08/01/28	[2]	4,000,000	3,400,000
CIT Group, Inc.
5.25%	03/15/18		2,900,000	3,001,500
6.63%	04/01/18	[7]	7,846,000	8,297,145
Citigroup, Inc.
0.94%	08/25/36	[2]	9,460,000	6,979,386
Energizer Holdings, Inc.
5.50%	06/15/25	[7]	3,122,000	2,958,095
International Lease Finance Corp.
6.25%	05/15/19		4,000,000	4,295,000
7.13%	09/01/18	[7]	3,829,000	4,202,327
JPMorgan Chase Capital XIII, Series M
1.55%	09/30/34	[2]	4,917,000	4,105,695
JPMorgan Chase Capital XXI, Series U
1.28%	02/02/37	[2]	2,750,000	2,172,500
JPMorgan Chase Capital XXIII
1.36%	05/15/47	[2]	2,320,000	1,748,700

See accompanying notes to Schedule of Portfolio Investments.

84 / N-Q Report December 2015

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Nielsen Co., Luxembourg SARL (Luxembourg)
5.50%	10/01/21	[6,7]	$5,020,000	$5,183,150
ZFS Finance USA Trust II
6.45%	12/15/65	[2,7]	4,450,000	4,505,625

				66,856,335

Food — 0.89%
Kraft Heinz Co.
4.88%	02/15/25	[7]	8,074,000	8,590,445
TreeHouse Foods, Inc.
4.88%	03/15/22		760,000	729,600

				9,320,045

Gaming — 2.14%
Boyd Gaming Corp.
6.88%	05/15/23		3,440,000	3,551,800
Churchill Downs, Inc.
5.38%	12/15/21	[7]	8,648,000	8,712,860
5.38%	12/15/21		2,545,000	2,564,088
Isle of Capri Casinos, Inc.
5.88%	03/15/21		2,850,000	2,928,375
MGM Resorts International
8.63%	02/01/19		1,825,000	2,030,878
Pinnacle Entertainment, Inc.
6.38%	08/01/21		2,540,000	2,686,177

				22,474,178

Health Care — 10.47%
Alere, Inc.
7.25%	07/01/18		1,820,000	1,867,775
CHS/Community Health Systems, Inc.
5.13%	08/15/18		2,000,000	2,015,000
5.13%	08/01/21		3,161,000	3,161,000
DaVita HealthCare Partners, Inc.
5.00%	05/01/25		5,330,000	5,150,113
5.13%	07/15/24		4,060,000	4,070,150
5.75%	08/15/22		500,000	516,875
Endo Ltd./Endo Finance LLC/ Endo Finco, Inc. (Ireland)
6.00%	07/15/23	[6,7]	2,480,000	2,480,000
6.00%	02/01/25	[6,7]	1,685,000	1,668,150
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[7]	2,000,000	2,027,500
5.63%	07/31/19	[7]	3,366,000	3,652,110
5.75%	02/15/21	[7]	1,705,000	1,832,875
Greatbatch Ltd.
9.13%	11/01/23	[7]	2,155,000	2,149,613

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
HCA, Inc.
4.75%	05/01/23		$6,545,000	$6,495,913
5.00%	03/15/24		3,910,000	3,910,000
6.50%	02/15/20		12,096,000	13,208,832
HealthSouth Corp.
5.75%	11/01/24		3,240,000	3,106,350
Hill-Rom Holdings, Inc.
5.75%	09/01/23	[7]	1,864,000	1,905,940
Hologic, Inc.
5.25%	07/15/22	[7]	3,865,000	3,956,794
LifePoint Health, Inc.
5.50%	12/01/21		4,345,000	4,355,862
Molina Healthcare, Inc.
5.38%	11/15/22	[7]	850,000	852,125
Quintiles Transnational Corp.
4.88%	05/15/23	[7]	6,825,000	6,859,125
Tenet Healthcare Corp.
4.50%	04/01/21		4,190,000	4,106,200
6.00%	10/01/20		14,723,000	15,569,572
Valeant Pharmaceuticals International, Inc. (Canada)
5.38%	03/15/20	[6,7]	22,000	20,955
5.50%	03/01/23	[6,7]	6,280,000	5,557,800
5.88%	05/15/23	[6,7]	7,008,000	6,307,200
WellCare Health Plans, Inc.
5.75%	11/15/20		2,990,000	3,090,912

				109,894,741

Holding Companies — 0.59%
Argos Merger Sub, Inc.
7.13%	03/15/23	[7]	1,855,000	1,842,711
Entegra TC LLC/Entegra Issuance Corp.,
Series A (PIK)
10.00%	10/03/17	[2,3,7,10]	4,312,458	4,323,239

				6,165,950

Homebuilding — 0.20%
Shea Homes LP/Shea Homes Funding Corp.
6.13%	04/01/25	[7]	2,080,000	2,143,700

Industrials — 4.51%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.51%	12/15/19	[2,6,7]	4,000,000	3,920,000
Ball Corp.
4.00%	11/15/23		4,340,000	4,144,700
4.38%	12/15/20		2,132,000	2,174,640
5.00%	03/15/22		515,000	527,875
Berry Plastics Corp.
5.13%	07/15/23		4,870,000	4,760,425

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 85

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
5.50%	05/15/22		$1,881,000	$1,876,298
6.00%	10/15/22	[7]	1,750,000	1,789,375
Coveris Holdings SA (Luxembourg)
7.88%	11/01/19	[6,7]	6,110,000	5,361,525
KLX, Inc.
5.88%	12/01/22	[7]	4,730,000	4,517,150
Orbital ATK, Inc.
5.50%	10/01/23	[7]	4,685,000	4,778,700
Owens-Brockway Glass Container, Inc.
5.00%	01/15/22	[7]	2,900,000	2,842,000
SBA Communications Corp.
4.88%	07/15/22		2,500,000	2,418,750
5.63%	10/01/19		2,500,000	2,618,750
Sealed Air Corp.
5.13%	12/01/24	[7]	855,000	859,275
TransDigm, Inc.
5.50%	10/15/20		4,900,000	4,765,250

				47,354,713

Information Technology — 4.25%
Audatex North America, Inc.
6.00%	06/15/21	[7]	4,295,000	4,343,319
First Data Corp.
5.38%	08/15/23	[7]	4,066,000	4,121,908
6.75%	11/01/20	[7]	11,444,000	12,030,505
7.00%	12/01/23	[7]	1,095,000	1,099,928
Freescale Semiconductor, Inc.
5.00%	05/15/21	[7]	3,690,000	3,789,169
IHS, Inc.
5.00%	11/01/22		2,500,000	2,540,625
MSCI, Inc.
5.25%	11/15/24	[7]	2,400,000	2,442,000
5.75%	08/15/25	[7]	1,834,000	1,884,435
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/15/20	[6,7]	940,000	942,350
4.63%	06/15/22	[6,7]	1,275,000	1,255,875
Sensata Technologies UK Financing Co. PLC (United Kingdom)
6.25%	02/15/26	[6,7]	2,550,000	2,658,375
SS&C Technologies Holdings, Inc.
5.88%	07/15/23	[7]	7,230,000	7,483,050

				44,591,539

Materials — 0.59%
Momentive Performance Materials, Inc.[1]
3.88%	10/24/21	[5]	4,625,000	3,214,375
8.88%	10/15/20	[3,5]	4,625,000	–

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials (continued)
Platform Specialty Products Corp.
6.50%	02/01/22	[7]	$3,390,000	$2,949,300

				6,163,675

Real Estate Investment Trust (REIT) — 1.26%
Crown Castle International Corp.
4.88%	04/15/22		2,490,000	2,589,600
DuPont Fabros Technology LP (WI)
5.88%	09/15/21		4,500,000	4,702,500
Equinix, Inc.
5.88%	01/15/26		5,705,000	5,904,675

				13,196,775

Retail — 0.45%
Dollar Tree, Inc.
5.75%	03/01/23	[7]	2,350,000	2,444,000
Sally Holdings LLC/Sally Capital, Inc.
5.63%	12/01/25		2,290,000	2,324,350

				4,768,350

Services — 0.69%
ESH Hospitality, Inc.
5.25%	05/01/25	[7]	3,540,000	3,469,200
United Rentals North America, Inc.
4.63%	07/15/23		3,720,000	3,720,000

				7,189,200

Transportation — 3.55%
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.63%	01/15/21	[7]	10,868,412	10,973,700
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		3,638,489	3,761,288
Continental Airlines Pass-Through Trust, Series 2009-1, Class 1
9.00%	07/08/16		1,160,829	1,199,862
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		12,614,291	14,364,524
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B
9.75%	12/17/16		981,783	1,044,372
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		1,773,712	1,990,992
US Airways Pass-Through Trust, Series 2012, Class B
6.75%	06/03/21		959,922	1,017,217

See accompanying notes to Schedule of Portfolio Investments.

86 / N-Q Report December 2015

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		$2,657,558	$2,933,280

				37,285,235

Total Corporates
(Cost $894,210,479)				802,396,663

MORTGAGE-BACKED — 0.65%**
Non-Agency Mortgage-Backed — 0.65%
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
1.32%	10/25/47	[2]	413,006	371,069
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A4
0.67%	10/25/36	[2]	9,100,000	6,418,337

Total Mortgage-Backed
(Cost $6,772,242)				6,789,406

Total Bonds – 85.03%
(Cost $999,143,540)				892,668,015

Issues			Shares	Value
COMMON STOCK — 0.80%
Energy — 0.15%
Mach Gen LLC, Escrow Holding[3]			347,486	1,585,405

Secured Assets — 0.65%
Entegra TC LLC[3,11]			970,162	6,850,800

Total Common Stock
(Cost $14,449,580)				8,436,205

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 11.95%
Money Market Funds — 2.87%
Morgan Stanley Institutional Fund
0.00%[12]			30,108,000	30,108,000

U.S. Agency Discount Notes — 6.15%
Federal Home Loan Bank
0.32%[13]	02/19/16		52,000,000	51,984,036
Freddie Mac, Series RB
0.30%[13]	01/14/16		12,600,000	12,599,509

				64,583,545

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 2.93%
U.S. Treasury Bills
0.00%[13]	02/18/16	$14,000,000	$13,998,152
0.11%[13]	04/07/16	16,730,000	16,722,792

			30,720,944

Total Short-Term Investments
(Cost $125,402,845)			125,412,489

Total Investments – 97.78%
(Cost $1,138,995,965)[1]			1,026,516,709

Cash and Other Assets, Less
Liabilities – 2.22%			23,343,095

Net Assets – 100.00%			$1,049,859,804

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	Appreciation/ (Depreciation)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Goldman Sachs, Inc. Credit contract

03/20/19	$209,972	$9,750	$ 256,370	$ 466,342

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Teck Resources Limited., 3.15%, due 01/15/17. Counterparty: Morgan Stanley Credit contract

03/20/19	116,168	5,000	1,744,915	1,861,083

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Morgan Stanley Credit contract

03/20/19	131,545	5,000	107,605	239,150

The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Freeport- McMoran Copper & Gold, Inc., 3.55%, due 03/01/22 Counterparty: Credit Suisse First Boston Credit contract

03/20/19	68,886	4,925	1,219,073	1,287,959
	$526,571	$24,675	$3,327,963	$3,854,534

[a]	The maximum potential payment the Fund could receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Notes:

[1]	Cost for federal income tax purposes is $1,141,842,410 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$11,306,577
Gross unrealized (depreciation)	(126,632,278)

Net unrealized (depreciation)	$(115,325,701)

[1]	Non-income producing security.

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2015.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 87

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

[3]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $74,994,562, which is 7.14% of total net assets.

[4]	Worthless due to company bankruptcy filing.

[5]	Security is currently in default with regard to scheduled interest or principal payments.

[6]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[7]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[8]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.

[9]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.73% cash or 9.23% payment-in-kind interest.

[10]	Payment-in-kind (“PIK”) security. Income paid in additional securities.

[11]	All or a portion of this security is owned by Metropolitan West HY Sub I LLC, a consolidated subsidiary.

[12]	Represents the current yield as of December 31, 2015.

[13]	Represents annualized yield at date of purchase.

†	Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

88 / N-Q Report December 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 85.73%
ASSET-BACKED SECURITIES — 14.65%**
321 Henderson Receivables VI LLC Series 2010-1A, Class B
9.31%	07/15/61	[2]	$573,618	$701,444
Access Group, Inc., Series 2001, Class 2A1
0.75%	05/25/29	[3]	2,529,577	2,401,117
Access Group, Inc., Series 2015-1, Class A
1.12%	07/25/56	[2,3]	8,139,998	7,912,956
American Money Management Corp., Series 2014-14A, Class A1L (Cayman Islands)
1.77%	07/27/26	[2,3,4]	3,090,000	3,059,131
Babson CLO Ltd., Series 2014-IA, Class A1 (Cayman Islands)
1.81%	07/12/25	[2,3,4]	1,800,000	1,786,094
Babson CLO Ltd., Series 2015-IA, Class A (Cayman Islands)
1.75%	04/20/27	[2,3,4]	2,500,000	2,480,360
Bank of America Credit Card Trust, Series 2014-A2, Class A
0.60%	09/16/19	[3]	5,710,000	5,702,176
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
0.80%	06/25/26	[3]	150,000	145,258
Brazos Higher Education Authority, Inc., Series 2006-2, Class A9
0.01%	12/26/24	[3]	34,379	32,423
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.18%	02/25/30	[3]	128,309	127,507
Cedar Funding Ltd., Series 2014-3A, Class A1 (Cayman Islands)
1.90%	05/20/26	[2,3,4]	5,284,000	5,227,858
Chancelight, Inc., Series 2012-2, Class A
1.15%	04/25/39	[2,3]	319,367	315,904
Chase Issuance Trust, Series 2014-A3, Class A3
0.53%	05/15/18	[3]	5,655,000	5,654,035
CIT Education Loan Trust, Series 2007-1, Class A
0.69%	03/25/42	[2,3]	4,177,212	3,853,089
CIT Education Loan Trust, Series 2007-1, Class B
0.90%	06/25/42	[2,3]	3,737,243	3,122,004
Citibank Credit Card Issuance Trust, Series 2014-A3, Class A3
0.49%	05/09/18	[3]	5,685,000	5,684,887
Clear Creek CLO Ltd., Series 2015-1A, Class A (Cayman Islands)
1.77%	04/20/27	[2,3,4]	4,500,000	4,447,078
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	4,270,000	4,245,524

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Eaton Vance CLO Ltd., Series 2014-1A, Class A (Cayman Islands)
1.77%	07/15/26	[2,3,4]	$2,000,000	$1,984,582
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
1.22%	04/26/32	[2,3]	3,465,000	3,361,956
Educational Funding of the South, Inc., Series 2012-1, Class A
1.47%	03/25/36	[3]	170,111	167,628
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
1.77%	03/25/36	[2,3]	6,400,000	6,267,524
Flagship CLO, Series 2014-8A, Class A (Cayman Islands)
1.88%	01/16/26	[2,3,4]	2,420,000	2,391,797
Flatiron CLO Ltd., Series 2014-1A, Class A1 (Cayman Islands)
1.70%	07/17/26	[2,3,4]	1,900,000	1,876,231
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
1.07%	08/27/46	[2,3]	2,938,422	2,695,020
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.46%	05/25/23	[2,3]	114,923	113,562
GE Business Loan Trust, Series 2004-2A, Class A
0.55%	12/15/32	[2,3]	3,605,220	3,557,382
GE Business Loan Trust, Series 2005-1A, Class A3
0.58%	06/15/33	[2,3]	2,873,551	2,786,979
GE Business Loan Trust, Series 2005-2A, Class A
0.57%	11/15/33	[2,3]	4,605,519	4,327,541
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/24	[2,4]	2,180,167	2,134,432
Goal Capital Funding Trust, Series 2006-1, Class A3
0.51%	11/25/26	[3]	117,721	116,919
Goal Capital Funding Trust, Series 2006-1, Class B
0.84%	08/25/42	[3]	680,326	616,649
Higher Education Funding, Series 2014-1, Class A
1.44%	05/25/34	[2,3]	1,694,108	1,653,641
Honda Auto Receivables Owner Trust, Series 2015-2, Class A2
0.69%	08/21/17		5,240,000	5,232,086
Jasper CLO Ltd., Series 2005-1A, Class A (Cayman Islands)
0.60%	08/01/17	[2,3,4]	8,826	8,822
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	4,540,000	4,514,667

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 89

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
National Collegiate Student Loan Trust, Series 2004-2, Class A4
0.73%	11/27/28	[3]	$2,291,466	$2,251,122
National Collegiate Student Loan Trust, Series 2006-3, Class A3
0.57%	10/25/27	[3]	195,732	193,905
National Collegiate Student Loan Trust, Series 2006-4, Class A2
0.56%	12/27/27	[3]	3,195,498	3,175,263
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.55%	06/26/28	[3]	4,742,531	4,612,549
Navient Student Loan Trust, Series 2014-1, Class A4
1.17%	02/25/39	[3]	3,840,000	3,590,065
Navient Student Loan Trust, Series 2014-8, Class A3
1.02%	05/27/31	[3]	6,120,000	5,856,517
Navient Student Loan Trust, Series 2015-1, Class A2
1.02%	04/25/40	[3]	9,370,000	8,916,513
Navient Student Loan Trust, Series 2015-1, Class B
1.72%	07/25/52	[3]	5,000,000	4,255,230
Navient Student Loan Trust, Series 2015-2, Class A1
0.70%	11/25/24	[3]	7,907,199	7,855,064
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
0.76%	02/25/36	[2,3]	150,000	123,056
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B2
1.42%	02/25/36	[2,3]	825,000	676,719
Nelnet Student Loan Trust, Series 2012-5A, Class A
1.02%	10/27/36	[2,3]	214,055	206,866
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.37%	11/25/43	[2,3]	1,865,000	1,719,155
Nelnet Student Loan Trust, Series 2015-1A, Class A
1.01%	04/25/41	[2,3]	8,649,840	8,410,431
Nelnet Student Loan Trust, Series 2015-3A, Class A3
1.32%	06/25/49	[2,3]	11,000,000	10,003,486
Neuberger Berman CLO Ltd., Series 2014-16A, Class A1 (Cayman Islands)
1.79%	04/15/26	[2,3,4]	1,710,000	1,692,886
Nissan Auto Receivables Owner Trust, Series 2015-A, Class A2
0.67%	09/15/17		4,407,582	4,403,571
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A
0.87%	11/15/18		5,685,000	5,664,770

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Northstar Education Finance, Inc., Series 2007-1, Class A2
0.01%	01/29/46	[3]	$135,000	$127,011
PHEAA Student Loan Trust, Series 2013-3A, Class A
1.17%	11/25/42	[2,3]	6,713,847	6,503,069
Scholar Funding Trust, Series 2011-A, Class A
1.22%	10/28/43	[2,3]	186,618	178,847
Scholar Funding Trust, Series 2012-B, Class A2
1.52%	03/28/46	[2,3]	150,000	148,554
SLC Student Loan Trust I, Series 2002-2, Class B2
1.90%	07/01/42	[2,3]	100,000	77,544
SLC Student Loan Trust, Series 2004-1, Class B
0.65%	08/15/31	[3]	888,453	756,620
SLC Student Loan Trust, Series 2005-2, Class B
0.79%	03/15/40	[3]	731,634	624,775
SLC Student Loan Trust, Series 2005-3, Class B
0.76%	06/15/40	[3]	1,508,475	1,276,665
SLC Student Loan Trust, Series 2006-1, Class A6
0.67%	12/15/38	[3]	13,120,000	11,318,354
SLC Student Loan Trust, Series 2006-1, Class B
0.72%	03/15/39	[3]	1,411,812	1,163,450
SLC Student Loan Trust, Series 2006-2, Class A5
0.61%	09/15/26	[3]	190,000	184,413
SLC Student Loan Trust, Series 2006-2, Class B
0.74%	12/15/39	[3]	986,199	827,539
SLC Student Loan Trust, Series 2008-1, Class A4A
2.11%	12/15/32	[3]	5,914,981	6,006,374
SLM Student Loan Trust, Series 2003-11, Class A6
1.26%	12/15/25	[2,3]	250,000	239,844
SLM Student Loan Trust, Series 2003-4, Class A5D
1.26%	03/15/33	[2,3]	3,767,261	3,584,891
SLM Student Loan Trust, Series 2003-7, Class B
1.08%	09/15/39	[3]	5,463,102	4,774,289
SLM Student Loan Trust, Series 2004-10, Class A6A
0.87%	04/27/26	[2,3]	10,700,000	10,576,136
SLM Student Loan Trust, Series 2004-2, Class B
0.79%	07/25/39	[3]	917,069	787,650

See accompanying notes to Schedule of Portfolio Investments.

90 / N-Q Report December 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-5A, Class A5
0.92%	10/25/23	[2,3]	$1,229,740	$1,226,906
SLM Student Loan Trust, Series 2004-8A, Class A5
0.82%	04/25/24	[2,3]	1,147,707	1,136,092
SLM Student Loan Trust, Series 2005-10, Class A4
0.43%	10/25/19	[3]	755,045	753,119
SLM Student Loan Trust, Series 2005-4, Class B
0.50%	07/25/40	[3]	943,038	796,737
SLM Student Loan Trust, Series 2005-6, Class B
0.61%	01/25/44	[3]	4,835,928	4,070,635
SLM Student Loan Trust, Series 2005-8, Class A3
0.43%	10/25/24	[3]	564,821	563,779
SLM Student Loan Trust, Series 2005-9, Class B
0.62%	01/25/41	[3]	1,757,839	1,475,636
SLM Student Loan Trust, Series 2006-10, Class B
0.54%	03/25/44	[3]	4,919,178	4,033,858
SLM Student Loan Trust, Series 2006-2, Class A6
0.49%	01/25/41	[3]	1,800,000	1,575,141
SLM Student Loan Trust, Series 2006-4, Class A5
0.42%	10/27/25	[3]	1,713,308	1,708,430
SLM Student Loan Trust, Series 2006-8, Class A6
0.48%	01/25/41	[3]	1,800,000	1,572,171
SLM Student Loan Trust, Series 2006-9, Class A5
0.42%	01/26/26	[3]	200,000	193,874
SLM Student Loan Trust, Series 2007-1, Class B
0.54%	01/27/42	[3]	4,598,809	3,803,498
SLM Student Loan Trust, Series 2007-3, Class A4
0.38%	01/25/22	[3]	215,000	202,057
SLM Student Loan Trust, Series 2007-6, Class A3
0.65%	01/25/21	[3]	3,324,001	3,320,265
SLM Student Loan Trust, Series 2007-6, Class A4
0.70%	10/25/24	[3]	8,520,000	8,094,251
SLM Student Loan Trust, Series 2007-6, Class B
1.17%	04/27/43	[3]	606,846	507,904
SLM Student Loan Trust, Series 2007-7, Class B
1.07%	10/25/28	[3]	2,195,000	1,763,854

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2007-8, Class B
1.32%	04/27/43	[3]	$2,962,992	$2,516,474
SLM Student Loan Trust, Series 2008-2, Class B
1.52%	01/25/29	[3]	1,000,000	816,589
SLM Student Loan Trust, Series 2008-3, Class B
1.52%	04/25/29	[3]	710,000	594,474
SLM Student Loan Trust, Series 2008-4, Class A4
1.97%	07/25/22	[3]	2,200,000	2,215,489
SLM Student Loan Trust, Series 2008-4, Class B
2.17%	04/25/29	[3]	710,000	647,601
SLM Student Loan Trust, Series 2008-5, Class A3
1.62%	01/25/18	[3]	26,851	26,857
SLM Student Loan Trust, Series 2008-5, Class A4
2.02%	07/25/23	[3]	2,930,000	2,950,068
SLM Student Loan Trust, Series 2008-5, Class B
2.17%	07/25/29	[3]	5,315,000	4,928,127
SLM Student Loan Trust, Series 2008-6, Class B
2.17%	07/25/29	[3]	710,000	655,623
SLM Student Loan Trust, Series 2008-7, Class B
2.17%	07/25/29	[3]	820,000	722,011
SLM Student Loan Trust, Series 2008-8, Class A4
1.82%	04/25/23	[3]	3,210,000	3,216,253
SLM Student Loan Trust, Series 2008-8, Class B
2.57%	10/25/29	[3]	710,000	681,445
SLM Student Loan Trust, Series 2008-9, Class A
1.82%	04/25/23	[3]	7,586,347	7,598,696
SLM Student Loan Trust, Series 2008-9, Class B
2.57%	10/25/29	[3]	5,235,000	4,942,267
SLM Student Loan Trust, Series 2011-1, Class A2
1.57%	10/25/34	[3]	2,680,000	2,636,954
SLM Student Loan Trust, Series 2011-2, Class A1
1.02%	11/25/27	[3]	912,436	897,670
SLM Student Loan Trust, Series 2011-2, Class A2
1.62%	10/25/34	[3]	4,035,000	3,982,022
SLM Student Loan Trust, Series 2012-1, Class A2
0.87%	11/25/20	[3]	3,284,943	3,273,223

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 91

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2012-1, Class A3
1.37%	09/25/28	[3]	$1,300,000	$1,272,156
SLM Student Loan Trust, Series 2012-2, Class A
1.12%	01/25/29	[3]	2,380,343	2,325,368
SLM Student Loan Trust, Series 2012-6, Class A2
0.70%	09/25/19	[3]	2,790,307	2,781,337
SLM Student Loan Trust, Series 2012-7, Class A3
1.07%	05/26/26	[3]	200,000	193,614
SLM Student Loan Trust, Series 2012-7, Class B
2.22%	09/25/43	[3]	2,200,000	1,959,363
SLM Student Loan Trust, Series 2013-3, Class A2
0.72%	05/26/20	[3]	2,613,548	2,601,263
SLM Student Loan Trust, Series 2013-4, Class A
0.97%	06/25/27	[3]	2,438,763	2,363,600
SLM Student Loan Trust, Series 2013-6, Class A2
0.92%	02/25/21	[3]	1,742,195	1,736,195
SLM Student Loan Trust, Series 2013-6, Class A3
1.07%	06/26/28	[3]	4,830,000	4,645,226
SLM Student Loan Trust, Series 2014-1, Class A2
0.80%	07/26/21	[3]	2,320,000	2,305,678
SLM Student Loan Trust, Series 2014-1, Class A3
1.02%	02/26/29	[3]	1,670,000	1,599,323
SoFi Professional Loan Program LLC, Series 2014-A, Class A1
2.02%	06/25/25	[2,3]	917,479	918,548
SoFi Professional Loan Program, Series 2014-B, Class A1
1.67%	08/25/32	[2,3]	2,577,396	2,565,613
Spirit Master Funding LLC, Series 2013-2A, Class A
5.27%	12/20/43	[2]	1,483,328	1,608,227
Spirit Master Funding LLC, Series 2014-1A, Class A1
5.05%	07/20/40	[2]	135,945	140,703
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	2,†	2,275,354	2,610,724
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[2]	1,509,849	1,871,020
Voya CLO Ltd., Series 2014-4A, Class A1 (Cayman Islands)
1.82%	10/14/26	[2,3,4]	2,800,000	2,784,216

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Voya CLO Ltd., Series 2015-1A, Class A1 (Cayman Islands)
1.80%	04/18/27	[2,3,4]	$4,770,000	$4,722,310

Total Asset-Backed Securities
(Cost $354,519,067)				344,573,990

BANK LOANS — 0.48%*
Electric — 0.18%
Chief Power Finance LLC, Term Loan B, 1st Lien
5.75%	12/31/20	[3]	4,455,000	4,276,800

Finance — 0.16%
ILFC AIG, Term Loan B, 1st Lien
3.50%	02/27/21	[3]	3,855,629	3,848,399

Services — 0.14%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	[3,4]	3,307,238	3,241,093

Total Bank Loans
(Cost $11,666,039)				11,366,292

CORPORATES — 22.32%*
Automotive — 0.21%
General Motors Co.
3.50%	10/02/18		1,710,000	1,731,443
General Motors Financial Co., Inc.
3.10%	01/15/19		2,000,000	2,000,400
Tenedora Nemak SA de CV (Mexico)
5.50%	02/28/23	[2,4]	1,200,000	1,200,960

				4,932,803

Banking — 3.45%
Abbey National Treasury Services PLC/London (United Kingdom)
3.05%	08/23/18	[4]	425,000	436,364
Banco Continental Sa Via Continental Senior Trustees, Series REGS (Cayman Islands)
5.50%	11/18/20	[4]	950,000	1,023,625
Bank of America Corp. (MTN)
1.06%	12/01/26	[3]	1,600,000	1,359,603
Bank of America N.A. (BKNT)
0.79%	06/15/16	[3]	3,372,000	3,367,344
0.81%	06/15/17	[3]	3,300,000	3,274,590
5.30%	03/15/17		4,575,000	4,760,644
6.00%	06/15/16		2,075,000	2,119,530
6.10%	06/15/17		2,667,000	2,823,911
Capital One Bank USA N.A. (BKNT)
1.15%	11/21/16		3,845,000	3,840,007
Discover Bank
2.60%	11/13/18		4,515,000	4,521,806

See accompanying notes to Schedule of Portfolio Investments.

92 / N-Q Report December 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Discover Bank (BKNT)
3.10%	06/04/20		$5,000,000	$5,021,793
HBOS PLC, Series G (MTN) (United Kingdom)
6.75%	05/21/18	[2,4]	3,425,000	3,734,373
ICICI Bank Ltd., Series REGS (India)
6.38%	04/30/22	[3,4]	1,200,000	1,224,798
Industrial & Commercial Bank of China Ltd. (China)
6.00%	12/10/48	[2,3,4]	1,000,000	1,064,651
JPMorgan Chase & Co.
2.55%	10/29/20		9,250,000	9,161,408
3.15%	07/05/16		4,000,000	4,042,092
3.88%	09/10/24		2,000,000	1,994,202
4.25%	10/15/20		530,000	563,415
4.95%	06/01/45		2,000,000	2,010,987
Macquarie Bank Ltd. (Australia)
0.96%	06/15/16	[2,3,4]	1,500,000	1,499,808
5.00%	02/22/17	[2,4]	170,000	175,872
6.63%	04/07/21	[2,4]	2,824,000	3,167,220
Royal Bank of Scotland NV (Netherlands)
4.65%	06/04/18	[4]	1,740,000	1,808,485
Royal Bank of Scotland PLC (United Kingdom)
1.88%	03/31/17	[4]	3,500,000	3,486,880
6.10%	06/10/23	[4]	700,000	755,147
6.13%	12/15/22	[4]	100,000	109,250
6.40%	10/21/19	[4]	2,000,000	2,220,842
UBS AG/Stamford CT (MTN) (Switzerland)
1.30%	03/26/18	[3,4]	3,000,000	2,994,934
UBS AG/Stamford CT (Switzerland)
0.97%	06/01/17	[3,4]	3,000,000	2,994,615
UBS Group Funding Jersey Ltd. (United Kingdom)
2.95%	09/24/20	[2,4]	5,700,000	5,654,830

				81,213,026

Communications — 2.26%
Altice U.S. Finance I Corp.
5.38%	07/15/23	[2]	2,350,000	2,361,750
AT&T, Inc.
1.53%	06/30/20	[3]	4,800,000	4,770,835
4.35%	06/15/45		1,500,000	1,288,757
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%	05/01/23	[2]	65,000	65,325
6.50%	04/30/21		2,000,000	2,083,750
CCO Safari II LLC
6.48%	10/23/45	[2]	8,890,000	8,867,775

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
CCOH Safari LLC
5.75%	02/15/26	[2]	$2,500,000	$2,509,500
Clear Channel Worldwide Holdings, Inc., Series B
6.50%	11/15/22		2,580,000	2,534,850
CSC Holdings LLC
6.75%	11/15/21		1,500,000	1,477,500
DISH DBS Corp. (WI)
6.75%	06/01/21		1,750,000	1,767,500
Frontier Communications Corp.
10.50%	09/15/22	[2]	1,200,000	1,194,000
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[4]	1,000,000	790,000
Neptune Finco Corp.
6.63%	10/15/25	[2]	2,290,000	2,387,325
Qwest Corp.
7.25%	09/15/25		300,000	319,688
Sprint Communications, Inc.
9.00%	11/15/18	[2]	1,385,000	1,450,787
Sprint Corp.
7.88%	09/15/23		2,565,000	1,934,266
Tencent Holdings Ltd. (Cayman Islands)
2.88%	02/11/20	[2,4]	590,000	588,614
T-Mobile USA, Inc.
6.50%	01/15/26		1,000,000	1,012,000
6.63%	04/28/21		2,450,000	2,548,000
Univision Communications, Inc.
5.13%	05/15/23	[2]	754,000	729,495
Verizon Communications, Inc.
2.50%	09/15/16		3,386,000	3,413,007
4.52%	09/15/48		6,500,000	5,836,383
4.86%	08/21/46		1,200,000	1,139,148
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/26	[2,4]	1,800,000	1,755,000
5.38%	04/15/21	[2,4]	351,000	363,724

				53,188,979

Consumer Discretionary — 0.24%
DS Services of America, Inc.
10.00%	09/01/21	[2]	1,850,000	2,109,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (WI)
5.75%	10/15/20		3,500,000	3,556,875

				5,665,875

Electric — 2.25%
AEP Texas Central Co.
3.85%	10/01/25	[2]	6,455,000	6,543,905

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 93

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Alabama Power Capital Trust V
3.71%	10/01/42	[3]	$1,300,000	$1,249,361
Dominion Resources, Inc.
5.75%	10/01/54	[3]	2,875,000	2,824,113
DPL, Inc.
6.50%	10/15/16		96,000	96,120
Duke Energy Progress LLC
3.25%	08/15/25		5,000,000	5,037,775
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[2]	4,641,000	5,247,442
Electricite de France SA (France)
5.63%	12/29/49	[2,3,4]	1,275,000	1,212,780
Empresa Electrica Angamos SA (Chile)
4.88%	05/25/29	[2,4]	1,600,000	1,442,720
Entergy Corp.
4.00%	07/15/22		4,000,000	4,089,702
FirstEnergy Transmission LLC
4.35%	01/15/25	[2]	2,000,000	2,033,281
Homer City Generation LP (PIK)
8.14%	10/01/19	[5,6]	1,701,630	1,429,369
8.73%	10/01/26	[5]	4,968,750	3,999,844
Ipalco Enterprises, Inc. (WI)
5.00%	05/01/18		1,700,000	1,787,725
Metropolitan Edison Co.
7.70%	01/15/19		2,230,000	2,541,774
NextEra Energy Capital Holdings, Inc., Series F
2.06%	09/01/17		6,000,000	6,002,589
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		1,000,000	1,112,099
Perusahaan Gas Negara Persero TBK PT (Indonesia)
5.13%	05/16/24	[2,4]	750,000	725,175
Public Service Co. of New Mexico
3.85%	08/01/25		3,500,000	3,473,082
5.35%	10/01/21		50,000	54,141
Southwestern Electric Power Co.
6.45%	01/15/19		1,885,000	2,090,009

				52,993,006

Energy — 2.22%
Boardwalk Pipelines LP
4.95%	12/15/24		1,000,000	871,448
5.88%	11/15/16		5,538,000	5,592,865
BP Capital Markets PLC (United Kingdom)
3.06%	03/17/22	[4]	2,395,000	2,350,314
Chesapeake Energy Corp.
6.63%	08/15/20		1,000,000	295,000

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Devon Energy Corp.
5.85%	12/15/25		$1,300,000	$1,266,652
El Paso LLC, Series G (MTN)
7.80%	08/01/31		1,175,000	1,104,872
Enbridge Energy Partners LP
5.88%	12/15/16		975,000	994,358
5.88%	10/15/25		2,500,000	2,414,198
Energy Transfer Partners LP
5.15%	03/15/45		6,500,000	4,644,721
5.50%	06/01/27		5,505,000	4,211,325
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	1,375,000	1,550,456
NGPL Pipe Co. LLC
7.12%	12/15/17	[2]	4,000,000	3,740,000
Noble Energy, Inc.
3.90%	11/15/24		934,000	835,743
Peabody Energy Corp.
6.00%	11/15/18		435,000	83,476
Pertamina Persero PT, Series REGS (Indonesia)
4.30%	05/20/23	[4]	1,000,000	912,675
Petrobras Global Finance BV (Netherlands)
5.88%	03/01/18	[4]	1,010,000	901,425
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[4]	105,000	102,769
Pioneer Natural Resources Co.
4.45%	01/15/26		2,300,000	2,072,711
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%	03/01/22		1,554,000	1,473,795
Reliance Holding USA, Inc., Series REGS
4.50%	10/19/20		1,475,000	1,564,778
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	2,400,000	2,250,000
6.85%	07/15/18	[2]	700,000	693,000
Ruby Pipeline LLC
6.00%	04/01/22	[2]	1,850,000	1,928,820
Sabine Pass LNG LP
7.50%	11/30/16		2,165,000	2,167,706
7.50%	11/30/16	[2]	500,000	500,625
TC PipeLines LP
4.38%	03/13/25		3,000,000	2,652,036
Tennessee Gas Pipeline Co. LLC
8.00%	02/01/16		225,000	225,826
Texas Eastern Transmission LP
2.80%	10/15/22	[2]	3,000,000	2,677,296
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23		2,500,000	2,032,485

				52,111,375

See accompanying notes to Schedule of Portfolio Investments.

94 / N-Q Report December 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance — 3.78%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
4.63%	07/01/22	[4]	$450,000	$456,187
Chase Capital VI
0.95%	08/01/28	[3]	1,500,000	1,275,000
CIT Group, Inc.
6.63%	04/01/18	[2]	1,000,000	1,057,500
Citigroup, Inc.
0.94%	08/25/36	[3]	10,300,000	7,599,120
1.08%	11/24/17	[3]	1,000,000	997,533
1.28%	07/25/16	[3]	1,000,000	1,002,065
1.30%	11/15/16		1,000,000	1,000,654
Corp. Financiera de Desarrollo SA (Peru)
3.25%	07/15/19	[2,4]	1,200,000	1,198,500
Credit Suisse Group Funding Guernsey Ltd. (United Kingdom)
3.13%	12/10/20	[2,4]	3,455,000	3,444,566
3.75%	03/26/25	[2,4]	3,000,000	2,931,236
Ford Motor Credit Co. LLC
1.26%	01/09/18	[3]	400,000	396,181
1.70%	05/09/16		5,000,000	5,005,528
5.00%	05/15/18		1,000,000	1,047,486
8.00%	12/15/16		3,400,000	3,595,981
General Electric Capital Corp. (MTN)
0.71%	05/05/26	[3]	1,000,000	923,581
0.84%	08/15/36	[3]	4,085,000	3,493,276
4.65%	10/17/21		70,000	77,323
General Motors Financial Co., Inc.
2.63%	07/10/17		2,500,000	2,508,548
3.00%	09/25/17		1,000,000	1,005,625
Goldman Sachs Group, Inc.
2.90%	07/19/18		1,000,000	1,020,134
5.35%	01/15/16		5,000,000	5,005,926
5.95%	01/18/18		75,000	80,812
Goldman Sachs Group, Inc. (MTN)
2.01%	11/29/23	[3]	8,901,000	8,982,491
Goldman Sachs Group, Inc., Series G (MTN)
7.50%	02/15/19		2,475,000	2,834,038
Guanay Finance Ltd. (Cayman Islands)
6.00%	12/15/20	[2,4]	1,000,000	992,500
Huarong Finance II Co. Ltd., Series E (MTN) (Vietnam)
4.50%	01/16/20	[4]	1,200,000	1,234,141
International Lease Finance Corp.
6.75%	09/01/16	[2]	2,184,000	2,249,520
7.13%	09/01/18	[2]	3,000,000	3,292,500
JPMorgan Chase Capital XIII, Series M
1.55%	09/30/34	[3]	225,000	187,875

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
JPMorgan Chase Capital XXI, Series U
1.28%	02/02/37	[3]	$4,310,000	$3,404,900
JPMorgan Chase Capital XXIII
1.36%	05/15/47	[3]	7,750,000	5,841,562
Morgan Stanley
1.35%	01/05/18	[3]	2,000,000	1,999,342
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,206,492
Morgan Stanley, Series G (MTN)
2.38%	07/23/19		1,600,000	1,596,207
5.45%	01/09/17		2,000,000	2,076,861
7.30%	05/13/19		1,740,000	2,000,264
Raymond James Financial, Inc.
8.60%	08/15/19		530,000	632,988
SL Green Realty Corp.
5.00%	08/15/18		895,000	940,236
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	3,325,000	3,366,562

				88,961,241

Food — 0.25%
Kraft Heinz Co.
5.20%	07/15/45	[2]	5,500,000	5,778,858

Gaming — 0.07%
Churchill Downs, Inc.
5.38%	12/15/21	[2]	1,650,000	1,662,375

Health Care — 2.24%
AbbVie, Inc.
4.70%	05/14/45		3,400,000	3,334,422
Actavis Funding SCS (Luxembourg)
1.58%	03/12/18	[3,4]	3,000,000	3,011,253
3.80%	03/15/25	[4]	3,306,000	3,295,447
Biogen, Inc.
5.20%	09/15/45		3,423,000	3,441,251
Catholic Health Initiatives
4.20%	08/01/23		2,700,000	2,867,166
Celgene Corp.
3.88%	08/15/25		3,400,000	3,392,972
CHS/Community Health Systems, Inc.
5.13%	08/15/18		1,350,000	1,360,125
5.13%	08/01/21		1,000,000	1,000,000
DaVita HealthCare Partners, Inc.
5.00%	05/01/25		870,000	840,638
5.75%	08/15/22		2,525,000	2,610,219
Gilead Sciences, Inc.
3.65%	03/01/26		4,500,000	4,549,570
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,661,945

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 95

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
HCA, Inc.
6.50%	02/15/20		$4,175,000	$4,559,100
Mylan NV (Netherlands)
3.00%	12/15/18	[2,4]	2,482,000	2,478,201
North Shore Long Island Jewish Health Care, Inc.
4.80%	11/01/42		650,000	614,707
6.15%	11/01/43		2,250,000	2,731,652
Pfizer, Inc.
5.20%	08/12/20		1,000,000	1,120,781
Providence Health & Services Obligated Group
1.56%	10/01/17	[3]	3,200,000	3,217,068
Tenet Healthcare Corp.
4.01%	06/15/20	[2,3]	1,500,000	1,470,000
4.50%	04/01/21		1,000,000	980,000
6.00%	10/01/20		1,000,000	1,057,500
Valeant Pharmaceuticals International
7.25%	07/15/22	[2]	90,000	88,425
Valeant Pharmaceuticals International, Inc. (Canada)
5.38%	03/15/20	[2,4]	2,750,000	2,619,375
6.13%	04/15/25	[2,4]	500,000	450,000

				52,751,817

Holding Companies — 0.10%
Argos Merger Sub, Inc.
7.13%	03/15/23	[2]	2,400,000	2,384,100

Industrials — 0.14%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.51%	12/15/19	[2,3,4]	1,100,000	1,078,000
Berry Plastics Corp.
5.50%	05/15/22		1,000,000	997,500
Cemex Finance LLC
6.00%	04/01/24	[2]	600,000	519,600
Heathrow Funding Ltd. (United Kingdom)
4.88%	07/15/21	[2,4]	700,000	754,833

				3,349,933

Information Technology — 0.43%
Baidu, Inc. (Cayman Islands)
4.13%	06/30/25	[4]	1,100,000	1,095,615
First Data Corp.
5.00%	01/15/24	[2]	3,675,000	3,665,813
6.75%	11/01/20	[2]	600,000	630,750
Microsoft Corp.
4.45%	11/03/45		4,500,000	4,663,346

				10,055,524

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 0.37%
Farmers Exchange Capital
7.20%	07/15/48	[2]	$150,000	$187,489
Farmers Exchange Capital II
6.15%	11/01/53	[2,3]	2,500,000	2,637,500
Nationwide Mutual Insurance Co.
2.80%	12/15/24	[2,3]	3,825,000	3,767,625
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[2,3]	2,125,000	2,065,018

				8,657,632

Materials — 0.01%
Barrick Gold Corp. (Canada) (WI)
4.10%	05/01/23	[4]	159,000	137,336

Real Estate Investment Trust (REIT) — 3.04%
Alexandria Real Estate Equities, Inc.
3.90%	06/15/23		1,650,000	1,639,209
4.60%	04/01/22		1,000,000	1,042,883
American Campus Communities Operating Partnership LP
3.35%	10/01/20		1,735,000	1,738,448
AvalonBay Communities, Inc., Series G (MTN)
2.95%	09/15/22		250,000	248,226
3.63%	10/01/20		1,500,000	1,561,024
AvalonBay Communities, Inc., Series G (MTN)
5.75%	09/15/16		1,705,000	1,754,784
BioMed Realty LP
4.25%	07/15/22		3,335,000	3,319,319
Boston Properties LP
5.63%	11/15/20		1,750,000	1,950,022
5.88%	10/15/19		200,000	222,197
CBL & Associates LP
4.60%	10/15/24		1,830,000	1,716,459
ERP Operating LP
5.75%	06/15/17		4,100,000	4,333,913
Essex Portfolio LP
5.50%	03/15/17		2,197,000	2,288,020
HCP, Inc.
3.75%	02/01/16		2,595,000	2,599,457
3.88%	08/15/24		2,000,000	1,946,371
4.25%	11/15/23		945,000	948,739
5.63%	05/01/17		100,000	104,691
6.00%	01/30/17		1,000,000	1,041,970
HCP, Inc. (MTN)
6.30%	09/15/16		4,000,000	4,136,152
Healthcare Realty Trust, Inc.
5.75%	01/15/21		1,250,000	1,383,813

See accompanying notes to Schedule of Portfolio Investments.

96 / N-Q Report December 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Highwoods Realty LP
5.85%	03/15/17		$4,042,000	$4,215,054
7.50%	04/15/18		800,000	886,328
Hospitality Properties Trust
6.30%	06/15/16		2,900,000	2,908,761
Liberty Property LP (MTN)
7.50%	01/15/18		900,000	984,933
Mid-America Apartments LP
6.05%	09/01/16		3,000,000	3,083,005
Post Apartment Homes LP
3.38%	12/01/22		100,000	96,967
4.75%	10/15/17		270,000	280,905
Reckson Operating Partnership LP
6.00%	03/31/16		2,400,000	2,425,033
SL Green Realty Corp.
7.75%	03/15/20		2,375,000	2,778,972
Vereit Operating Partnership LP
2.00%	02/06/17		3,700,000	3,635,250
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[2]	6,405,000	6,348,471
2.70%	09/17/19	[2]	1,500,000	1,484,070
Welltower, Inc.
3.63%	03/15/16		742,000	745,127
4.95%	01/15/21		1,020,000	1,094,727
6.20%	06/01/16		6,520,000	6,644,684

				71,587,984

Retail — 0.33%
CVS Health Corp.
4.88%	07/20/35		4,385,000	4,548,348
Walgreens Boots Alliance, Inc.
0.81%	05/18/16	[3]	3,220,000	3,209,116

				7,757,464

Transportation — 0.93%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		1,550,310	1,664,645
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		50,988	54,558
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		4,295,757	4,566,926
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		57,362	58,595
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	08/02/20		2,810,340	2,991,256

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 1999-2, Class A1
7.26%	03/15/20		$2,216,274	$2,393,576
Continental Airlines Pass-Through Trust, Series 2000-1, Class A-1
8.05%	11/01/20		501,680	564,390
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	10/02/22		824,160	898,077
Continental Airlines Pass-Through Trust, Series 2001-1, Class A1
6.70%	06/15/21		94,176	98,060
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		2,568,742	2,849,712
Continental Airlines Pass-Through Trust, Series 2012-1, Class B
6.25%	04/11/20		55,996	58,831
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		1,125,978	1,282,208
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G2
0.81%	11/15/16	[3]	1,200,000	1,190,100
UAL Pass-Through Trust, Series 2009-2A, Class 2
9.75%	01/15/17		1,577,479	1,672,127
US Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		1,206,124	1,353,875
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		103,811	114,581

				21,811,517

Total Corporates (Cost $530,907,919)				525,000,845

FOREIGN GOVERNMENT OBLIGATIONS — 1.23%
Foreign Government Obligations — 1.23%
Brazilian Government International Bond (Brazil)
4.88%	01/22/21	[4]	1,300,000	1,205,750
Colombia Government International Bond (Colombia)
4.38%	07/12/21	[4]	2,000,000	2,013,800
Croatia Government International Bond, Series REGS (Croatia)
6.63%	07/14/20	[4]	2,000,000	2,146,500
Export Credit Bank of Turkey (Turkey)
5.00%	09/23/21	[2,4]	1,200,000	1,181,090

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 97

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Hazine Mustesarligi Varlik Kiralama AS (Turkey)
4.56%	10/10/18	[2,4]	$1,200,000	$1,236,480
Hungary Government International Bond (Hungary)
5.75%	11/22/23	[4]	1,600,000	1,792,176
Kazakhstan Government International Bond, Series REGS (Kazakhstan)
5.13%	07/21/25	[4]	1,000,000	991,000
Lithuania Government International Bond, Series REGS (Lithuania)
7.38%	02/11/20	[4]	1,200,000	1,424,148
Magyar Export-Import Bank Zrt (Hungary)
4.00%	01/30/20	[2,4]	900,000	912,249
Mexico Government International Bond, Series G (MTN) (Mexico)
3.50%	01/21/21	[4]	1,500,000	1,526,250
Panama Government International Bond (Panama)
5.20%	01/30/20	[4]	1,600,000	1,740,320
Perusahaan Penerbit SBSN, Indonesia III (Indonesia)
4.35%	09/10/24	[2,4]	1,300,000	1,249,196
Philippine Government International Bond (Philippines)
4.20%	01/21/24	[4]	2,000,000	2,171,500
Republic of Serbia, Series REGS (Serbia)
4.88%	02/25/20	[4]	1,200,000	1,231,560
Romanian Government International Bond, Series REGS (Romania)
4.88%	01/22/24	[4]	2,000,000	2,151,800
Russian Foreign Bond - Eurobond, Series REGS (Russia)
5.00%	04/29/20	[4]	3,000,000	3,097,500
South Africa Government International Bond (South Africa)
4.67%	01/17/24	[4]	1,100,000	1,051,160
Sri Lanka Government International Bond, Series REGS (Sri Lanka)
6.00%	01/14/19	[4]	1,200,000	1,180,500
Venezuela Government International Bond, Series REGS (Venezuela)
7.75%	10/13/19	[4]	1,500,000	607,800

Total Foreign Government Obligations (Cost $30,109,051)				28,910,779

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 44.86%**
Commercial Mortgage-Backed — 14.13%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4
5.41%	09/10/47		$7,566,532	$7,657,609
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3
5.37%	10/10/45		1,892,084	1,898,820
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.49%	02/10/51		15,479,416	16,036,520
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2006-3, Class A4
5.89%	07/10/44	[3]	5,071,434	5,092,577
Bayview Commercial Asset Trust, Series 2004-2, Class A
0.85%	08/25/34	[2,3]	2,051,439	1,922,791
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR3, Class E
5.00%	02/11/41	[3]	278,628	278,860
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4
5.62%	04/12/38	[3]	38,608	38,628
Bear Stearns Commercial Mortgage Securities, Series Trust 2004-PWR5, Class F
5.48%	07/11/42	[2,3]	1,990,000	2,101,136
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.17%	09/10/45	[2,3,5]	71,910,278	5,848,679
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A1A
5.29%	12/11/49	[3]	12,852,188	13,174,621
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.32%	12/11/49		2,678,723	2,725,708
Commercial Mortgage Trust, Series 2012-LC-4, Class A2
2.26%	12/10/44		4,903,669	4,923,063
Commercial Mortgage Trust, Series 2013-CR6, Class A1
0.72%	03/10/46		1,604,882	1,598,566
Credit Suisse Mortgage Trust, Series 2007-C2, Class A1A
5.53%	01/15/49	[3]	1,873,037	1,930,688
DBRR Trust, Series 2012-EZ1, Class C
2.06%	09/25/45	[2]	3,439,195	3,438,616
DBRR Trust, Series 2013-EZ3, Class A
1.64%	12/18/49	[2,3]	1,751,098	1,751,098
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.74%	11/10/46	[2]	5,796,711	5,813,339

See accompanying notes to Schedule of Portfolio Investments.

98 / N-Q Report December 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2
3.39%	07/10/44	[2]	$5,618,443	$5,644,130
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2
3.64%	08/10/44		9,230,271	9,268,525
DBUBS Mortgage Trust, Series 2011-LX2A, Class A1
3.53%	07/10/44	[2]	6,231,387	6,490,956
First Union Commercial Mortgage Trust, Series 1999-C1, Class F
5.35%	10/15/35	[2]	348,135	350,787
GE Business Loan Trust, Series 2006-2A, Class A
0.51%	11/15/34	[2,3]	7,436,271	7,056,668
GE Commercial Mortgage Corp., Series 2007-C1, Class A1A
5.48%	12/10/49	[3]	7,824,727	8,094,519
GS Mortgage Securities Trust, Series 2010-C1, Class A1
3.68%	08/10/43	[2]	3,513,201	3,599,677
GS Mortgage Securities Trust, Series 2012-GC6, Class A2
2.54%	01/10/45		11,823,199	11,890,266
GS Mortgage Securities Trust, Series 2012-GC6, Class XA
2.06%	01/10/45	[2,3,5]	60,853,570	5,423,349
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ
4.95%	01/12/37	[3]	1,124,513	1,122,633
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A2
5.12%	07/15/41		1,473,654	1,474,322
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB17, Class ASB
5.42%	12/12/43		20,944	20,982
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A1A
5.40%	05/15/45		1,780,760	1,798,032
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A1A
5.26%	05/15/47		8,920,098	9,104,031
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3
5.34%	05/15/47		4,711,572	4,801,831

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB
5.86%	02/15/51		$165,210	$168,662
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class ASB
5.68%	02/12/49	[3]	74,300	75,443
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A1
3.85%	06/15/43	[2]	98,953	98,601
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A1
3.30%	08/05/32	[2]	2,357,108	2,417,151
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[2]	7,385,000	7,895,407
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[2]	6,148,262	6,241,870
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2
3.15%	08/15/46		6,654,733	6,729,033
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-PLSD, Class A2
3.36%	11/13/44	[2]	2,800,000	2,835,146
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2
2.21%	05/15/45		3,789,847	3,805,554
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class A3
3.14%	06/15/45		2,752,089	2,789,926
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2
5.30%	11/15/38		2,652,634	2,676,105
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2005-2A, Class 1A
0.67%	09/25/30	[2,3]	3,278,726	3,041,589
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class 1A
0.62%	09/25/36	[2,3]	3,607,978	3,420,850
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4
5.67%	05/12/39	[3]	6,254,505	6,258,426
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4
5.84%	06/12/50	[3]	7,410,000	7,652,396

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 99

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A2
1.87%	11/15/45		$3,720,000	$3,717,940
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		947,000	941,803
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,360,000	1,359,311
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1
0.74%	02/15/46		4,620,134	4,596,424
Morgan Stanley Capital I Trust, Series 2001-C3, Class A2
3.22%	08/15/49		3,667,552	3,700,220
Morgan Stanley Capital I Trust, Series 2005-T17, Class AJ
4.84%	12/13/41	[3]	697,934	700,286
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4
5.33%	12/15/43		87,223	88,819
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A5
5.72%	04/12/49	[3]	471,613	471,906
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2
5.61%	04/15/49		7,801,717	7,806,066
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4
5.69%	04/15/49	[3]	10,670,000	10,993,088
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2
3.88%	09/15/47	[2]	571,565	571,750
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%	03/15/45		1,200,000	1,227,798
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%	07/15/45	[2]	1,860,000	2,008,365
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3
3.06%	05/10/63		5,880,000	6,008,037
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3
5.25%	12/15/43		7,219,253	7,229,756
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A4
5.31%	12/15/43		6,800,000	6,854,905
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2
5.71%	06/15/49	[3]	18,303,552	18,373,677

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3
5.71%	06/15/49	[3]	$13,000,000	$13,331,097
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[2]	4,555,000	4,870,578
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		1,380,000	1,383,522
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[2]	11,125,467	11,118,235
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A2
3.45%	06/15/44	[2]	7,942,620	7,971,983
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[2]	5,000,000	5,247,023
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2
2.68%	11/15/44		110,000	110,651
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA
1.94%	11/15/44	[2,3,5]	28,424,460	2,079,967
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A3
2.87%	11/15/45		1,185,000	1,176,244

				332,417,637

Non-Agency Mortgage-Backed — 24.45%
Aames Mortgage Investment Trust, Series 2006-1, Class A4
0.98%	04/25/36	[3]	2,082,000	1,886,041
Accredited Mortgage Loan Trust, Series 2006-1, Class A4
0.70%	04/25/36	[3]	7,000,000	6,180,805
ACE Securities Corp., Series 2003-MH1, Class B1
6.21%	08/15/30	[2,3]	1,467	1,492
ACE Securities Corp., Series 2006-OP2, Class A2C
0.57%	08/25/36	[3]	872,395	760,210
ACE Securities Corp., Series 2007-ASP1, Class A2D
0.80%	03/25/37	[3]	3,874,446	2,211,944
Adjustable Rate Mortgage Trust, Series 2005-4, Class 5A1
2.47%	08/25/35	[3]	4,786,153	4,447,720
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.65%	09/25/35	[3]	632,508	612,045

See accompanying notes to Schedule of Portfolio Investments.

100 / N-Q Report December 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust, Series 2007-1, Class 1A1
2.91%	03/25/37	[3]	$8,054,710	$6,553,345
Asset-Backed Funding Certificates, Series 2007-NC1, Class A2
0.72%	05/25/37	[2,3]	6,032,000	4,578,302
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
1.42%	06/25/37	[3]	3,571,195	2,635,133
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
1.40%	12/25/34	[3]	2,594,010	2,431,830
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4
0.72%	01/25/36	[3]	5,000,000	4,518,151
Banc of America Alternative Loan Trust, Series 2003-3, Class A4
5.75%	05/25/33		1,085,713	1,112,998
Banc of America Alternative Loan Trust, Series 2003-4, Class 1A5
5.50%	06/25/33		1,097,088	1,124,233
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		2,042,749	2,095,288
Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5
5.50%	11/25/33		869,542	889,742
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		121,528	121,335
Banc of America Funding Corp., Series 2004-B, Class 5A1
3.03%	11/20/34	[3]	799,956	771,028
Banc of America Funding Corp., Series 2006-D, Class 3A1
2.88%	05/20/36	[3]	2,922,207	2,613,359
Banc of America Funding Corp., Series 2006-G, Class 2A1
0.62%	07/20/36	[3]	4,311,548	4,051,776
Banc of America Funding Corp., Series 2006-G, Class 2A4
0.69%	07/20/36	[3]	4,322,980	4,064,873
Banc of America Funding Corp., Series 2006-H, Class 2A3
2.87%	09/20/46	[3]	1,570,913	1,309,226
Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1
2.94%	12/25/35	[3]	4,529,279	3,920,945
BCAP LLC Trust, Series 2007-AA1, Class 2A1
0.60%	03/25/37	[3]	8,306,225	7,100,519

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2009-RR4, Class 1A1
9.50%	06/26/37	[2]	$893,591	$967,545
BCAP LLC Trust, Series 2012-R11, Class 11A1
2.74%	09/26/36	[2,3]	1,247,667	1,253,572
BCAP LLC Trust, Series 2013-RR2, Class 6A1
2.95%	06/26/37	[2,3]	505,774	504,508
BCAP LLC Trust, Series 2015-RR2, Class 23A1
0.41%	03/28/37	[2,3]	5,317,470	5,195,903
Bear Stearns ALT-A Trust, Series 2005-2, Class 2A4
2.58%	04/25/35	[3]	5,352,296	5,123,662
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.68%	03/25/35	[3]	490,575	492,776
Bear Stearns ARM Trust, Series 2005-9, Class A1
2.66%	10/25/35	[3]	7,884,157	7,778,024
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35	[3]	991,131	990,355
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		224,396	207,939
Bear Stearns Asset-Backed Securities Trust, Series 2006-HE9, Class 1A2
0.57%	11/25/36	[3]	2,384,449	1,954,412
Centex Home Equity Loan Trust, Series 2005-D, Class M1
0.85%	10/25/35	[3]	177,212	177,263
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
0.67%	06/25/36	[3]	8,450,000	7,786,345
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
2.76%	02/25/37	[3]	2,636,102	2,673,415
CIM Trust, Series 2015-3AG, Class A1
1.99%	10/25/57	[2,3]	8,560,322	8,581,660
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
0.68%	11/25/35	[3]	131,109	95,570
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
5.14%	06/25/36	[3]	771,290	737,985
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A2D
0.66%	08/25/36	[3]	2,300,000	2,028,094

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 101

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2006-NC1, Class A2C
0.56%	08/25/36	[3]	$3,172,177	$3,008,398
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
0.57%	08/25/36	[3]	239,271	233,881
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
0.62%	01/25/37	[3]	4,000,000	3,836,796
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.60%	03/25/37	[3]	2,608,637	2,588,514
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A4
0.77%	03/25/37	[3]	10,233,000	9,462,486
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30		60,424	64,174
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
1.74%	01/25/36	[3]	5,275,923	4,823,926
Countrywide Alternative Loan Trust, Series 2006-HY12, Class A5
3.54%	08/25/36	[3]	10,370,600	9,987,934
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
2.62%	11/20/34	[3]	156,117	152,514
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2
0.71%	04/25/35	[3]	9,590,510	8,166,665
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
1.00%	02/25/35	[3]	47,610	40,364
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.72%	05/25/35	[3]	203,495	176,928
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1
1.07%	07/25/37	[3]	2,557,445	1,612,653
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 3A1
2.62%	11/25/33	[3]	2,163,794	2,174,463
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 9A1
2.26%	06/25/34	[3]	687,200	677,984

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1
6.50%	12/25/35		$1,134,497	$887,181
Credit Suisse Mortgage Trust, Series 2006-8, Class 3A1
6.00%	10/25/21		422,302	410,721
Credit Suisse Mortgage Trust, Series 2013-3R, Class 5A1
2.67%	10/27/36	[2,3]	1,133,460	1,131,090
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF4 (STEP)
3.38%	01/25/36		2,796,932	2,041,095
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF3 (STEP)
3.55%	12/25/36		1,000,000	724,639
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB3, Class AV4
0.68%	03/25/36	[3]	2,900,000	2,231,696
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A2
0.53%	11/25/36	[3]	6,943,710	3,871,142
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR2, Class A2
0.65%	02/25/37	[3]	1,899,052	962,838
Credit-Based Asset Servicing and Securitization LLC, Series 2007-BR4, Class A2B
0.62%	05/25/37	[3]	3,488,593	2,080,338
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP)
4.00%	01/25/37		304,463	157,232
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.50%	02/25/37		3,969,821	2,934,225
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.50%	02/25/37		2,127,312	1,572,207
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
3.97%	03/25/37		3,883,917	2,328,337
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A1A
0.51%	04/25/37	[3]	6,420,437	5,750,867

See accompanying notes to Schedule of Portfolio Investments.

102 / N-Q Report December 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
0.48%	04/25/37	[3]	$2,571,891	$1,665,297
Credit-Based Asset Servicing and Securitization LLC, Series 2007-NC1, Class A2B
0.57%	12/25/36	[3]	4,045,503	2,298,511
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
0.76%	01/19/45	[3]	1,711,984	1,378,266
DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1A
0.69%	10/19/45	[3]	9,510,251	7,907,694
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.60%	10/19/36	[3]	9,097,384	7,433,198
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
0.54%	04/19/48	[3]	3,593,517	2,922,222
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2D
0.63%	12/25/37	[3]	2,578,181	1,680,151
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF1, Class A2D
0.64%	01/25/38	[3]	7,549,457	4,954,029
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2B
0.52%	03/25/37	[3]	1,046,210	672,270
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
0.58%	10/25/36	[3]	1,423,758	950,882
First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
0.67%	07/25/37	[3]	1,689,849	1,091,228
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
2.20%	09/25/34	[3]	1,782,397	1,749,881
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A3
2.20%	09/25/34	[3]	2,740,771	2,690,772
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA7, Class 1A1
2.21%	02/25/35	[3]	473,717	426,085
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
2.37%	12/25/35	[3]	3,912,188	3,354,742
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
2.29%	02/25/36	[3]	6,217,657	5,131,467
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA2, Class 2A1
2.38%	04/25/35	[3]	6,911,647	6,817,612

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
2.25%	09/25/35	[3]	$9,937,489	$8,769,434
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
2.36%	10/25/35	[3]	10,534,168	8,825,062
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
2.38%	11/25/35	[3]	5,596,461	5,047,681
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
2.30%	03/25/36	[3]	6,170,008	5,193,969
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1
2.36%	01/25/37	[3]	8,855,992	7,230,946
First Horizon Alternative Mortgage Securities, Series 2005-AA3, Class 3A1
2.38%	05/25/35	[3]	3,774,388	3,548,634
First Horizon Mortgage Pass-Through Trust, Series 2004-AR5, Class 2A1
2.66%	10/25/34	[3]	118,209	115,560
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 1A1
2.74%	09/25/35	[3]	7,112,985	6,443,657
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1
2.67%	10/25/35	[3]	340,370	298,686
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1
2.74%	11/25/35	[3]	5,067,713	4,652,556
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
2.70%	08/25/37	[3]	360,569	290,566
GE Business Loan Trust, Series 2007-1A, Class A
0.50%	04/16/35	[2,3]	10,198,388	9,671,658
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 2A1
3.17%	09/19/35	[3]	3,400,725	2,995,713
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 3A1
3.12%	09/19/35	[3]	5,866,441	5,649,424
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.10%	04/19/36	[3]	6,372,999	5,802,219
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[2,3]	12,352	12,689
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 2A
0.71%	07/25/35	[3]	6,655,055	6,135,724

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 103

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.60%	01/25/47	[3]	$312,939	$303,008
GSAA Home Equity Trust, Series 2006-4, Class 4A2
0.65%	03/25/36	[3]	456,895	429,568
GSAA Trust, Series 2006-2, Class 2A3
0.96%	12/25/35	[3]	15,086	15,105
GSR Mortgage Loan Trust, Series 2005-4F, Class 4A3
5.50%	05/25/35		58,058	58,853
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
5.28%	09/25/35	[3,5]	68,806	4,855
GSR Mortgage Loan Trust, Series 2005-AR4, Class 5A1
2.85%	07/25/35	[3]	3,559,310	3,434,416
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
2.69%	04/25/36	[3]	635,128	574,214
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
3.11%	05/25/47	[3]	2,521,357	2,238,198
Impac CMB Trust, Series 2005-2, Class 1A1
0.94%	04/25/35	[3]	8,780,213	8,133,671
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1
2.58%	09/25/35	[3]	2,842,539	2,374,066
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
2.84%	10/25/35	[3]	5,321,031	4,392,401
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3
0.69%	10/25/36	[3]	12,004,184	8,084,862
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
2.70%	05/25/36	[3]	1,080,589	921,025
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		83,799	87,002
JPMorgan Mortgage Acquisition Corp., Series 2007-CH1, Class MV1
0.65%	11/25/36	[3]	8,500,000	7,934,876
JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A4
0.58%	05/25/37	[3]	1,773,000	1,645,708
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
2.75%	08/25/35	[3]	121,876	116,158

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
2.66%	05/25/36	[3]	$98,497	$82,011
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		723,717	693,509
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		518,482	522,661
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		21,043	21,675
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class 1A4
0.67%	06/25/37	[2,3]	6,974,486	6,220,998
Lehman XS Trust, Series 2005-4, Class 1A3
1.22%	10/25/35	[3]	268,369	251,873
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.72%	11/25/35	[3]	9,568,551	8,255,184
Lehman XS Trust, Series 2006-1, Class 1A1
0.67%	02/25/36	[3]	3,042,567	2,959,709
Luminent Mortgage Trust, Series 2007-2, Class 1A3
0.64%	05/25/37	[3]	1,220,510	1,133,313
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.22%	11/25/33	[3]	570,575	579,537
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1
4.59%	10/25/34	[3]	1,126,622	1,097,987
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.24%	04/25/34	[3]	200,425	193,232
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
2.76%	02/25/36	[3]	287,485	282,453
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2
0.53%	03/25/47	[3]	1,706,556	1,685,580
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
0.70%	05/25/37	[3]	3,150,000	2,250,621
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.75%	04/25/37	[3,5]	883,581	133,660
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class 2A
2.77%	10/25/33	[3]	519,689	516,821

See accompanying notes to Schedule of Portfolio Investments.

104 / N-Q Report December 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors, Inc., Series 2007-2, Class 1A1
2.90%	08/25/36	[3]	$4,518,842	$4,197,361
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		99,020	114,155
Morgan Stanley Capital I Trust, Series 2006-NC2, Class A2D
0.71%	02/25/36	[3]	5,224,779	4,666,929
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4
0.70%	02/25/36	[3]	5,810,994	5,408,076
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.08%	09/25/34	[3]	1,229,891	1,178,112
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1
0.70%	11/25/35	[3]	253,443	246,416
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 1A
5.25%	02/25/21		405,696	389,844
Morgan Stanley Resecuritization Trust, Series 2013-R3, Class 12A
2.80%	01/26/47	[2,3]	546,471	544,461
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A
1.08%	11/26/46	[2,3]	6,911,219	6,718,680
MortgageIT Trust, Series 2005-2, Class 2A
1.89%	05/25/35	[3]	4,812,283	4,750,442
MortgageIT Trust, Series 2005-4, Class A1
0.70%	10/25/35	[3]	8,030,865	7,286,323
MortgageIT Trust, Series 2005-5, Class A1
0.68%	12/25/35	[3]	1,260,173	1,120,970
New Century Home Equity Loan Trust, Series 2005-2, Class M1
0.85%	06/25/35	[3]	1,474,663	1,488,467
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
0.75%	02/25/36	[3]	6,264,000	5,855,057
New York Mortgage Trust, Series 2005-3, Class A1
0.66%	02/25/36	[3]	2,042,274	1,912,673
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 4A1
3.17%	08/25/35	[3]	8,913,397	8,522,625
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[3]	12,507,264	9,240,391
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
0.73%	06/25/47	[3]	5,152,000	3,604,853

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans, Inc., Series 2005-QA13, Class 2A1
3.65%	12/25/35	[3]	$4,864,790	$4,224,686
Residential Accredit Loans, Inc., Series 2005-QA4, Class A41
3.04%	04/25/35	[3]	502,421	494,676
Residential Accredit Loans, Inc., Series 2005-QA7, Class A21
3.07%	07/25/35	[3]	2,780,707	2,495,238
Residential Accredit Loans, Inc., Series 2005-QA8, Class CB21
3.33%	07/25/35	[3]	2,098,442	1,690,281
Residential Accredit Loans, Inc., Series 2005-SP1, Class 4A1
7.00%	09/25/34		220,163	239,162
Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1
5.75%	09/25/21		350,465	335,565
Residential Accredit Loans, Inc., Series 2006-QS16, Class A6
6.00%	11/25/36		1,272,855	1,050,645
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2AV (IO)
0.17%	01/25/37	[3,5]	5,486,342	39,941
Residential Asset Securities Corp., Series 2004-KS9, Class AII4
1.02%	10/25/34	[3]	23,615	17,693
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.74%	01/25/36	[3]	1,304,185	1,295,054
Residential Asset Securities Corp., Series 2006-A9CB, Class A9
6.00%	09/25/36		7,422,253	4,962,906
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 1A
3.16%	04/25/37	[3]	423,508	292,497
Soundview Home Equity Loan Trust, Series 2007-WMC1, Class 3A3
0.68%	02/25/37	[3]	1,257,371	515,950
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.52%	09/25/34	[3]	1,714,021	1,703,950
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 4A2
2.57%	03/25/34	[3]	2,717,021	2,716,167
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
2.56%	06/25/35	[3]	3,160,503	2,954,995
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 2A
2.54%	11/25/35	[3]	3,246,908	2,809,458

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 105

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4XS, Class 2A1A
1.99%	03/25/35	[3]	$4,349,206	$4,174,616
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class 1A3
2.61%	04/25/35	[3]	7,905,304	7,493,972
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1

0.58%	12/25/36	[3]	326,213	277,544
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1

2.07%	05/25/36	[3]	843,920	530,333
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1A1

0.63%	05/25/46	[3]	722,019	539,856
Structured Asset Securities Corp., Series 2002-11A, Class 2A1

2.91%	06/25/32	[3]	140,429	137,341
Structured Asset Securities Corp., Series 2003-34A, Class 3A3

2.61%	11/25/33	[3]	188,968	186,802
Structured Asset Securities Corp., Series 2005-2XS, Class 2A2

1.74%	02/25/35	[3]	337,467	326,233
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-04, Class 3A1

3.03%	10/25/37	[3]	4,660,202	4,109,492
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 2A1

2.88%	01/25/37	[3]	2,172,679	2,159,246
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 5A1

3.55%	01/25/37	[3]	1,702,589	1,670,633
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2

0.53%	01/25/37	[3]	4,517,701	2,411,120
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A

1.14%	11/25/34	[3]	435,064	416,916
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.58%	01/25/35	[3]	1,778,712	1,791,250
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A

0.84%	05/25/44	[3]	255,380	243,702
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A

1.06%	01/25/45	[3]	314,192	301,190
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A

0.74%	08/25/45	[3]	1,112,256	1,031,295

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.43%	10/25/35	[3]	$4,319,166	$4,163,885
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.71%	10/25/45	[3]	781,487	728,847
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
2.60%	12/25/35	[3]	83,058	76,755
WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3
2.57%	12/25/35	[3]	4,456,155	4,250,288
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
0.75%	01/25/45	[3]	2,021,038	1,910,881
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.65%	04/25/45	[3]	557,008	522,663
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
0.74%	07/25/45	[3]	472,435	446,374
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.18%	05/25/46	[3]	4,919,151	4,610,075
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.24%	07/25/46	[3]	10,247,267	8,362,544
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
2.10%	03/25/37	[3]	4,861,654	4,034,616
WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A
0.96%	03/25/47	[3]	10,288,289	7,825,766
WaMu Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A
1.01%	06/25/47	[3]	3,357,488	2,693,874
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		87,803	85,425
Wells Fargo Home Equity Trust, Series 2006-1, Class A4
0.67%	07/25/36	[3]	5,675,500	5,444,204
Wells Fargo Home Equity Trust, Series 2006-2, Class A3
0.56%	07/25/36	[3]	9,797	9,818
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
0.74%	03/25/37	[3]	4,690,000	3,303,293
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 1A1
5.86%	04/25/36	[3]	446,471	422,297

See accompanying notes to Schedule of Portfolio Investments.

106 / N-Q Report December 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 7A1

2.74%	10/25/35	[3]	$2,706,707	$2,647,715
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
2.74%	07/25/36	[3]	520,696	506,842
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1

2.72%	10/25/36	[3]	2,543,413	2,321,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR17, Class A1

2.73%	10/25/36	[3]	964,731	917,920
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1

2.76%	03/25/36	[3]	4,623,088	4,602,900
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 3A2

2.81%	04/25/36	[3]	4,448,030	4,328,501

				575,172,917

U.S. Agency Mortgage-Backed — 6.28%
Fannie Mae Pool 463617
4.91%	10/01/19		4,070,616	4,469,187
Fannie Mae Pool 463901
4.52%	11/01/19		4,138,993	4,480,670
Fannie Mae Pool 467626
3.74%	05/01/18		3,989,611	4,158,163
Fannie Mae Pool 468048
4.41%	05/01/21		1,717,843	1,878,531
Fannie Mae Pool 468861
3.84%	08/01/21		4,034,994	4,322,564
Fannie Mae Pool 957395
5.40%	06/01/18		3,550,264	3,829,453
Fannie Mae Pool 958242
4.45%	05/01/19		4,500,555	4,828,549
Fannie Mae Pool 958777
4.43%	05/01/19		5,246,439	5,625,993
Fannie Mae Pool AE0134
4.40%	02/01/20		890,000	966,313
Fannie Mae Pool AE0918
3.66%	10/01/20		322,108	341,946
Fannie Mae Pool AL0151
4.38%	04/01/21		446,686	483,683
Fannie Mae Pool AL0600
4.30%	07/01/21		134,100	146,985
Fannie Mae Pool AL2293
4.38%	06/01/21		4,881,916	5,326,458
Fannie Mae Pool AM4125
3.74%	08/01/23		3,005,000	3,220,205

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FN0000
3.58%	09/01/20		$456,040	$476,110
Fannie Mae Pool FN0002
3.29%	12/01/17		2,469,628	2,545,654
Fannie Mae Pool FN0004
3.62%	12/01/20		817,407	863,003
Fannie Mae REMICS, Series 2003-64, Class KS
9.33%	07/25/18	[3]	9,588	10,289
Fannie Mae REMICS, Series 2006-11, Class PS

23.02%	03/25/36	[3]	41,115	60,706
Fannie Mae REMICS, Series 2006-8, Class HJ (IO)

6.38%	03/25/36	[3]	2,413,549	459,752
Fannie Mae REMICS, Series 2007-52, Class LS (IO)

5.83%	06/25/37	[3]	108,590	17,104
Fannie Mae REMICS, Series 2007-77, Class SK (IO)

5.65%	08/25/37	[3]	199,342	28,593
Fannie Mae REMICS, Series 2007-88, Class JI (IO)

6.23%	04/25/37	[3]	2,193,094	450,225
Fannie Mae REMICS, Series 2008-18, Class SM (IO)

6.78%	03/25/38	[3]	126,263	21,216
Fannie Mae REMICS, Series 2008-62, Class SN (IO)

5.98%	07/25/38	[3]	567,109	74,088
Fannie Mae REMICS, Series 2010-116, Class SE (IO)

6.38%	10/25/40	[3]	146,404	25,576
Fannie Mae REMICS, Series 2010-35, Class IA (IO)

5.00%	07/25/38		7,076	32
Fannie Mae-Aces, Series 2003-M2, Class D

4.68%	01/25/33	[3]	2,089,313	2,279,841
Fannie Mae-Aces, Series 2011-M5, Class X

1.23%	07/25/21	[3]	92,189,439	5,287,101
Fannie Mae-Aces, Series 2012-M2, Class X

0.78%	02/25/22	[3]	96,699,945	3,603,872
Fannie Mae-Aces, Series 2013-M4, Class ASQ2

1.45%	02/25/18		10,659,024	10,651,294
Fannie Mae-Aces, Series 2014-M5, Class FA

0.54%	01/25/17	[3]	5,215,909	5,221,516

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 107

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2014-M9, Class X1
3.95%	04/25/17	[3]	$20,493,521	$456,537
Fannie Mae-Aces, Series 2015-M12, Class FA

0.53%	04/25/20	[3]	11,221,523	11,217,441
Fannie Mae-Aces, Series 2015-M3, Class FA

0.41%	06/25/18	[3]	8,387,043	8,382,214
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class AX1
1.29%	08/25/19	[3]	87,215,742	3,644,851
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2

4.22%	03/25/20		1,525,000	1,648,011
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class X1
1.17%	04/25/20	[3]	61,892,466	2,241,516
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K702, Class X1 (IO)
1.45%	02/25/18	[3]	59,480,588	1,587,353
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K719, Class X1
0.46%	06/25/22	[3]	94,453,882	1,927,719
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A2
0.77%	07/25/20	[3]	4,939,439	4,969,089
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
0.57%	05/25/22	[3]	11,288,833	11,283,585
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X (IO)
3.08%	01/25/19	[3]	26,259,753	1,842,156
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		3,055,000	3,281,441
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		5,815,651	6,015,350
Freddie Mac REMICS, Series 2711, Class FA

1.33%	11/15/33	[3]	160,310	163,314
Freddie Mac REMICS, Series 2733, Class FB

0.93%	10/15/33	[3]	545,000	553,111

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3001, Class HS

15.92%	02/15/35	[3]	$11,826	$12,873
Freddie Mac REMICS, Series 3262, Class KS (IO)

6.08%	01/15/37	[3]	100,066	16,957
Freddie Mac REMICS, Series 3327, Class LZ

6.00%	06/15/37		806,231	890,202
Freddie Mac REMICS, Series 3339, Class JS

40.69%	07/15/37	[3]	32,300	61,298
Freddie Mac REMICS, Series 3404, Class AS (IO)

5.56%	01/15/38	[3]	147,014	22,164
Freddie Mac REMICS, Series 3439, Class SC (IO)

5.57%	04/15/38	[3]	110,021	17,181
Freddie Mac REMICS, Series 3828, Class TF

0.73%	04/15/29	[3]	213,582	214,322
Freddie Mac REMICS, Series 4030, Class HS (IO)

6.28%	04/15/42	[3]	346,888	64,521
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33	[7]	53,943	48,118
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[3]	1,531,065	1,553,361
Ginnie Mae, Series 20088-80, Class D
5.35%	01/16/41		6,109,408	6,338,234
Ginnie Mae, Series 2011-109, Class AB
2.70%	04/16/43		1,052,698	1,064,673
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		233,664	52,669
Ginnie Mae, Series 2011-152, Class IO (IO)
1.02%	08/16/51	[3]	26,091,967	952,226
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		517,312	61,908
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[3]	1,630,469	32,542
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[3]	3,335,765	50,253
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		225,339	17,749
Ginnie Mae, Series 2013-135, Class CS (IO)
5.86%	09/16/43	[3]	6,913,875	1,022,466

				147,862,077

Total Mortgage-Backed
(Cost $1,061,608,492)				1,055,452,631

See accompanying notes to Schedule of Portfolio Investments.

108 / N-Q Report December 2015

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS — 0.28%*
Arizona — 0.05%
Arizona Health Facilities Authority, Banner Health, Series B
1.22%	01/01/37	[3]	$1,235,000	$ 1,122,726
California — 0.01%
State of California, Build America Bonds
7.95%	03/01/36		150,000	179,597
New York — 0.22%
City of New York, Build America Bonds, Series F1
6.65%	12/01/31		3,000,000	3,482,070
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		1,650,000	1,869,120

				5,351,190

Total Municipal Bonds
(Cost $6,180,520)				6,653,513

U.S. AGENCY SECURITIES — 1.91%
U.S. Agency Securities — 1.91%
Federal Farm Credit Bank
0.31%	05/08/17	[3]	13,250,000	13,237,903
0.34%	09/14/16	[3]	3,545,000	3,543,573
0.40%	04/17/17	[3]	3,630,000	3,627,822
0.45%	04/26/17	[3]	4,850,000	4,845,257
0.47%	05/03/18	[3]	3,250,000	3,255,119
0.48%	11/06/17	[3]	16,550,000	16,530,595

Total U.S. Agency Securities
(Cost $45,070,882)				45,040,269

Total Bonds – 85.73%
(Cost $2,040,061,970)				2,016,998,319

Issues			Shares	Value
COMMON STOCK — 0.34%
Real Estate Investment Trust (REIT) — 0.34%
American Capital Agency Corp.
0.20%			460,166	7,979,278
Total Common Stock
(Cost $9,750,173)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 13.02%

Money Market Funds — 2.31%
Morgan Stanley Institutional Fund
0.00%[8]			54,272,000	$ 54,272,000

U.S. Agency Discount Notes — 4.24%
Federal Home Loan Bank
0.32%[9]	02/19/16		$99,850,000	99,819,346

U.S. Treasury Bills — 6.47%
U.S. Treasury Bills
0.00%[9]	01/14/16		15,000	15,000
0.00%[9]	02/25/16	[10]	435,000	434,957
0.00%[9]	02/18/16	[10]	92,335,000	92,322,812
0.11%[9]	04/07/16		23,000,000	22,990,090
0.13%[9]	01/07/16	[10]	365,000	364,999
0.14%[9]	04/14/16		36,000,000	35,981,568
0.16%[9]	01/21/16	[10]	30,000	29,999

				152,139,425
Total Short-Term Investments
(Cost $306,222,431)				306,230,771
Total Investments – 99.09%
(Cost $2,356,034,574)[1]				2,331,208,368

Cash and Other Assets, Less
Liabilities – 0.91%				21,379,059

Net Assets – 100.00%				$2,352,587,427

Contracts	Unrealized (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
520	U.S. Treasury Ten Year Note,
	Expiration March 2016	$(151,358)

	Net unrealized (depreciation)	$(151,358)

Contracts	Unrealized (Depreciation)

FUTURES CONTRACTS: SHORT POSITIONS
236	U.S. Treasury Ultra Bond,
	Expiration March 2016	$(214,349)

	Net unrealized (depreciation)	$(214,349)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 109

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $2,356,047,291 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$15,681,085
Gross unrealized (depreciation)	(40,520,008)

Net unrealized (depreciation)	$(24,838,923)

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	Floating rate security. The rate disclosed was in effect at December 31, 2015.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $18,959,664, which is 0.81% of total net assets.
[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.14% cash or 8.64% payment-in-kind interest.
[7]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2015.
[8]	Represents the current yield as of December 31, 2015.
[9]	Represents annualized yield at date of purchase.
[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $549,941.
†	Fair valued security. The aggregate value of fair valued securities is $2,610,724, which is 0.11% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(IO): Interest only

(MTN): Medium-term note

(PIK): Payment in kind

(PO): Principal only

(STEP): Step coupon bond

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

110 / N-Q Report December 2015

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 88.97%
BANK LOANS — 76.74%*
Automotive — 1.69%
Allison Transmission, Inc., Term Loan B3, 1st Lien
3.75%	08/23/19	[2]	$992,405	$987,756
Fiat Chrysler Group LLC, Term Loan B
3.50%	05/24/17	[2]	1,475,086	1,472,320

				2,460,076

Commercial Services — 1.87%
AlixPartners LP, Term Loan B, 1st Lien
4.50%	07/28/22	[2]	997,500	991,894
CHI Overhead Doors, Term Loan, 1st Lien
4.75%	07/31/22	[2]	1,246,875	1,227,399
SRS Distribution, Inc., Term Loan, 1st Lien
1.00%	08/25/22	[2]	500,000	496,717

				2,716,010

Communications — 9.04%
Altice Financing SA, Senior Secured Term Loan B, 1st Lien
5.25%	01/30/22	[2]	995,000	992,826
CCO Safari III LLC
3.50%	01/21/23	[2]	500,000	500,210
Cincinnati Bell, Term Loan, 1st Lien
4.00%	09/10/20	[2]	488,750	473,477
CSC Holdings LLC, Term Loan B 1st Lien
5.00%	10/09/22	[2]	1,250,000	1,250,394
eResearchTechnology, Inc., Term Loan B, 1st Lien
5.50%	12/31/22	[2]	995,000	977,587
Integra Telecom, Term Loan B, 1st Lien
5.25%	08/08/20	[2]	992,500	963,717
Level 3 Financing, Inc., Term Loan B, 1st Lien
4.00%	01/15/20	[2]	1,000,000	998,480
Media General, Inc., Term Loan B, 1st Lien
4.00%	07/31/20	[2]	905,938	896,878
Mediarena Acquisition BV, Term Loan, 1st Lien
6.75%	08/13/21	[2]	1,090,465	972,335
Merrill Communications LLC, Term Loan, 1st Lien
6.25%	05/29/22	[2]	497,010	434,884
Numericable U.S. LLC, Term Loan B1, 1st Lien
4.50%	04/23/20	[2]	530,792	512,647
Numericable U.S. LLC, Term Loan B2, 1st Lien
4.50%	04/23/20	[2]	459,208	443,510

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
Sinclair Television Group, Inc., Term Loan B1, 1st Lien
3.50%	07/30/21	[2]	$495,006	$492,737
T-Mobile USA, Inc., Term Loan B, 1st Lien
3.50%	11/09/22	[2]	750,000	750,937
Tribune Media Co., Term Loan B, 1st Lien
3.75%	12/27/20	[2]	680,410	671,905
Univision Communications, Inc., 2013 Incremental Term Loan
4.00%	03/01/20	[2]	919,010	900,795
Univision Communications, Inc., Converted Extended Term Loan, 1st Lien
4.00%	03/01/20	[2]	268,542	263,305
WideOpenWest Finance LLC, Term Loan B, 1st Lien
4.50%	04/01/19	[2]	665,458	643,208

				13,139,832

Consumer Discretionary — 2.87%
Hanesbrands, Inc., Term Loan B, 1st Lien
3.25%	04/15/22	[2]	496,250	498,523
Hilton Worldwide Finance LLC, Term Loan B2
4.00%	09/23/20	[2]	704,167	703,765
La Quinta Intermediate Holdings LLC, Term Loan B, 1st Lien
4.25%	02/24/21	[2]	414,920	405,238
Laureate Education, Inc., Term Loan B, 1st Lien
5.00%	06/16/18	[2]	972,061	810,456
NCL Corp. Ltd., Term Loan B, 1st Lien (Bermuda)
4.00%	11/19/21	[2,3]	495,000	495,208
Spectrum Brands Holdings, Inc., Term Loan, 1st Lien
3.75%	06/23/22	[2]	1,266,052	1,264,324

				4,177,514

Consumer Products — 0.34%
Anchor Hocking Co., Term Loan, 1st Lien
4.50%	06/24/22	[2]	500,000	499,220

Electric — 3.78%
Chief Power Finance LLC, Term Loan B, 1st Lien
5.75%	12/31/20	[2]	990,000	950,400
EFS Cogen Holdings I LLC, Term Loan B, 1st Lien
3.75%	12/17/20	[2]	481,322	466,882
ExGen Texas Power LLC, Term Loan B, 1st Lien
5.75%	09/18/21	[2,4]	982,096	710,385

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 111

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric (continued)
GIM Channelview Cogeneration LLC, Term Loan B, 1st Lien
4.25%	05/02/20	[2]	$1,198,436	$1,026,665
Moxie Liberty LLC (Panda), Term Loan, 1st Lien
7.50%	08/21/20	[2]	600,000	558,000
Panda Power Funds, Term Loan B1, 1st Lien
6.75%	12/19/20	[2]	1,000,000	925,000
Panda Temple Power II LLC, Term Loan
7.25%	04/03/19	[2]	125,000	111,250
Viva Alamo LLC, Term Loan B, 1st Lien
5.25%	02/20/21	[2,4]	966,603	749,117

				5,497,699

Energy — 2.97%
Azure Midstream Energy LLC, Term Loan B
7.50%	11/15/18	[2]	277,455	165,085
EMG Utica LLC, Term Loan B, 1st Lien
4.75%	03/27/20	[2]	897,758	816,960
EP Energy LLC, Term Loan B2, 1st Lien
4.50%	04/30/19	[2]	187,500	147,656
Harvey Gulf International Marine, Term Loan B, 1st Lien
5.50%	06/18/20	[2,4]	890,461	529,824
Pike Corp., Term Loan, 1st Lien
5.50%	12/22/21	[2]	439,879	437,680
Pike Corp., Term Loan, 2nd Lien
9.50%	06/22/22	[2]	500,000	490,415
Power Buyer LLC, Term Loan, 1st Lien
4.25%	05/06/20	[2]	1,087,984	1,061,236
Wheelabrator (Granite Acquisition, Inc.), Term Loan B, 1st Lien
5.00%	12/17/21	[2]	711,207	639,492
Wheelabrator (Granite Acquisition, Inc.), Term Loan C, 1st Lien
5.00%	12/17/21	[2]	31,609	28,422

				4,316,770

Entertainment — 0.34%
AMC Entertainment, Term Loan B, 1st Lien
4.50%	12/15/22	[2]	488,722	489,113

Finance — 5.24%
Arnhold and S Bleichroeder Holdings, Inc., Term Loan B, 1st Lien
4.75%	12/01/22	[2]	1,000,000	977,500
Aruba Investments, Inc., Term Loan B, 1st Lien
4.50%	02/02/22	[2]	414,585	407,330
Assured Partners, Inc., Term Loan, 1st Lien
5.75%	10/21/22	[2]	500,000	497,710

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
Black Knight, Term Loan B, 1st Lien
3.75%	05/07/22	[2]	$995,000	$994,383
CBAC Borrower LLC, Term Loan B, 1st Lien
8.25%	07/02/20	[2]	1,000,000	945,000
Fly Funding II SARL, Term Loan, 1st Lien
3.50%	08/09/19	[2]	960,000	952,440
ILFC AIG, Term Loan B, 1st Lien
3.50%	02/27/21	[2]	1,000,000	998,125
Midas Intermediate Holdco II LLC, Term Loan B-DD, 1st Lien
4.50%	08/18/21	[2]	125,000	123,959
Onex Wizard Acquisition Co. I SARL, Senior Secured Term Loan, 1st Lien
4.25%	03/13/22	[2]	748,116	738,005
RPI Finance Trust, Term Loan B4, 1st Lien
3.50%	12/18/20	[2]	991,241	989,075

				7,623,527

Food — 2.83%
B and G Foods, Inc., Term Loan B, 1st Lien
3.75%	10/05/22	[2]	500,000	500,467
Del Monte Foods, Inc., Term Loan, 1st Lien
4.25%	11/26/20	[2]	491,250	474,056
Diamond Foods, Inc., Term Loan, 1st Lien
4.25%	08/20/18	[2]	480,303	479,763
Dole Food Co., Inc., Term Loan B, 1st Lien
4.50%	11/01/18	[2]	968,582	964,344
Pinnacle Foods LLC, Term Loan H, 1st Lien
3.00%	04/29/20	[2]	1,481,136	1,460,304
Post Holdings, Inc., Term Loan B, 1st Lien
3.75%	06/02/21	[2]	237,202	237,220

				4,116,154

Gaming — 5.26%
American Casino & Entertainment Properties LLC, Term Loan, 1st Lien
5.00%	07/07/22	[2]	995,000	995,000
Boyd Gaming Corp., Term Loan B, 1st Lien
4.00%	08/14/20	[2]	641,436	639,374
CityCenter Holdings LLC, Term Loan B, 1st Lien
4.25%	10/16/20	[2]	731,562	727,539
Golden Nugget, Inc., Delayed-Draw Term Loan, 1st Lien
5.50%	11/21/19	[2]	495,636	492,539
Golden Nugget, Inc., Term Loan B, 1st Lien
5.50%	11/21/19	[2]	1,156,485	1,149,257
Las Vegas Sands LLC, Term Loan B, 1st Lien
3.25%	12/19/20	[2]	980,000	971,792

See accompanying notes to Schedule of Portfolio Investments.

112 / N-Q Report December 2015

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
MotorCity Casino, Term Loan B, 1st Lien
4.50%	07/31/21	[2]	$441,378	$440,106
Penn National Gaming, Inc., Term Loan B
3.25%	10/30/20	[2]	29,400	29,190
Station Casinos, Inc., Term Loan B, 1st Lien
4.25%	03/01/20	[2]	1,246,552	1,224,351
Tropicana Entertainment, Inc., Term Loan, 1st Lien
4.00%	11/27/20	[2]	977,500	971,796

				7,640,944

Health Care — 8.62%
Acadia Healthcare Co., Inc., Term Loan B, 1st Lien
4.25%	02/11/22	[2]	990,000	990,000
Air Medical Group Holdings, Inc., Term Loan B, 1st Lien
4.50%	04/16/22	[2]	993,753	964,567
Carestream Health, Inc., Term Loan, 1st Lien
5.00%	06/07/19	[2]	296,884	268,928
CHS/Community Health Systems, Inc., Term Loan G, 1st Lien
3.75%	12/31/19	[2]	345,976	338,138
CHS/Community Health Systems, Inc., Term Loan H, 1st Lien
4.00%	01/27/21	[2]	387,213	381,959
DaVita Healthcare Partners, Inc., Term Loan B, 1st Lien
3.50%	06/19/21	[2]	985,000	982,946
Endo International, Term Loan B1, 1st Lien
3.75%	09/25/22	[2]	1,000,000	988,750
Greatbatch Ltd., Term Loan B, 1st Lien
4.75%	10/27/22	[2]	600,000	595,689
Grifols Worldwide Operations Ltd., Term Loan B, 1st Lien (Ireland)
3.00%	02/27/21	[2,3]	498,731	494,866
Halyard Health, Inc., Term Loan B, 1st Lien
4.00%	10/31/21	[2]	434,647	432,835
HCA, Inc., Term Loan B5, 1st Lien
2.75%	03/31/17	[2]	992,386	992,450
Mallingckrodt International Finance SA, Term Loan B, 1st Lien
3.25%	03/19/21	[2]	748,096	727,991
Physio-Control International, Inc., Term Loan B, 1st Lien
5.50%	05/19/22	[2]	750,000	737,812
RegionalCare Hospital Partners, Inc., Term Loan B, 1st Lien
5.25%	04/23/19	[2]	736,842	728,247
Sage Products Holdings III LLC, Term Loan, 1st Lien
4.25%	12/13/19	[2]	498,633	493,023

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Sterigenics-Nordion Holdings LLC, Term Loan B, 1st Lien
4.25%	04/27/22	[2]	$997,500	$972,562
Surgery Center Holdings, Inc., Term Loan, 1st Lien
5.25%	11/03/20	[2]	495,000	490,461
Valeant Pharmaceuticals International, Inc., Term Loan BF1, 1st Lien (Canada)
4.00%	04/01/22	[2,3]	993,125	957,745

				12,538,969

Industrials — 13.31%
B/E Aerospace, Inc., Term Loan B, 1st Lien
4.00%	12/16/21	[2]	938,182	939,120
BWAY Holding Co., Term Loan B, 1st Lien
5.50%	08/14/20	[2]	985,000	949,914
Consolidated Container Co. LLC, Term Loan B, 1st Lien
5.00%	07/03/19	[2,4]	487,406	446,220
Consolidated Container Co. LLC, Term Loan B, 2nd Lien
7.75%	01/03/20	[2,4]	1,000,000	875,000
Excelitas Technologies Corp., Term Loan, 1st Lien
6.00%	10/30/20	[2]	483,566	432,187
Filtration Group, Inc., Term Loan B, 1st Lien
4.25%	11/21/20	[2,4]	1,241,273	1,209,726
Infiltrator Systems Integrated LLC, Term Loan, 1st Lien
5.25%	05/21/22	[2]	995,000	991,582
Intelligrated, Inc., Term Loan, 1st Lien
4.75%	07/30/18	[2]	1,468,531	1,439,160
Jazz Acquisition, Inc., Term Loan, 1st Lien
4.50%	06/19/21	[2]	492,727	447,766
Jazz Acquisition, Inc., Term Loan, 2nd Lien
7.75%	06/19/22	[2]	1,500,000	1,350,000
JLL/Delta Dutch Newco B.V., Term Loan B, 1st Lien
4.25%	03/11/21	[2]	985,000	952,524
LTI Flexible Products, Inc., Term Loan, 1st Lien
5.25%	04/17/22	[2]	993,753	950,689
Mauser Holding Gmbh, Term Loan, 1st Lien
4.50%	07/31/21	[2]	1,285,239	1,260,819
Multi Packaging Solutions, Inc.
4.25%	09/30/20	[2]	398,153	387,204
Multi Packaging Solutions, Inc., Term Loan, 1st Lien
4.25%	09/30/20	[2]	794,313	772,469
Munters Corp., Term Loan B, 1st Lien
6.25%	05/05/21	[2]	746,212	732,221

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 113

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Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
OSG Bulk Ships, Inc., Term Loan B-Exit, 1st Lien
4.25%	08/05/19	[2]	$988,722	$951,645
Peacock Engineering Co. LLC, Term Loan, 1st Lien
5.25%	06/30/22	[2]	997,500	994,587
Penn Engineering & Manufacturing Corp., Term Loan, 1st Lien
4.00%	08/29/21	[2]	493,750	490,788
Plaze, Inc., Term Loan, 1st Lien
5.25%	07/31/22	[2]	1,247,906	1,241,666
Ply Gem Industries, Inc., Term Loan, 1st Lien
4.00%	01/30/21	[2]	491,250	484,036
Synagro Infrastructure, Term Loan, 1st Lien
6.25%	08/22/20	[2]	673,372	589,201
Zebra Technologies Corp., Term Loan B, 1st Lien
4.75%	10/27/21	[2]	462,500	463,679

				19,352,203

Information Technology — 6.38%
Activision Blizzard, Inc., Term Loan, 1st Lien
3.25%	09/12/20	[2]	553,150	553,100
Avago Technologies, Term Loan B, 1st Lien
4.25%	11/13/22	[2]	1,000,000	991,330
Dell, Inc., Term Loan B2, 1st Lien
4.00%	04/29/20	[2]	899,333	893,870
ellucian, Term Loan B, 1st Lien
4.75%	09/21/22	[2]	498,750	493,762
Equinix, Inc., Term Loan
4.00%	12/08/22	[2]	500,000	502,500
First Data Corp., 2021 Extended Term Loan
5.00%	03/24/21	[2]	230,043	229,612
First Data Corp., Term Loan B1, 1st Lien
4.50%	09/24/18	[2]	300,000	296,406
First Data Corp., Term Loan C1, 1st Lien
4.50%	03/24/18	[2]	500,000	494,340
Linxens France SA, Term Loan, 1st Lien (France)
5.00%	07/11/22	[2,3]	1,000,000	978,335
Mitel Networks, Term Loan B, 1st Lien
5.00%	04/13/22	[2]	995,000	985,468
NXP BV, Term Loan B1, 1st Lien (Netherlands)
3.75%	12/07/20	[2,3]	550,000	548,762
SS&C Technologies, Inc., Term Loan B1, 1st Lien
4.00%	07/08/22	[2]	1,156,951	1,150,564

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
SS&C Technologies, Inc., Term Loan B2, 1st Lien
4.00%	07/08/22	[2]	$170,263	$169,324
TierPoint LLC, Term Loan B, 1st Lien
5.25%	12/02/21	[2]	1,000,000	987,500

				9,274,873

Insurance — 1.69%
Confie Seguros, Term Loan, 1st Lien
5.75%	11/09/18	[2]	1,243,574	1,228,029
Hyperion Insurance Group Ltd., Term Loan B, 1st Lien
5.50%	04/30/22	[2]	1,241,872	1,229,453

				2,457,482

Materials — 2.40%
Chromaflo Technologies Corp., Term Loan B, 1st Lien
4.50%	12/02/19	[2]	979,609	940,425
Hoffmaster Group, Inc., Term Loan, 2nd Lien
10.00%	05/09/21	[2]	500,000	477,500
Novelis, Inc., Term Loan B, 1st Lien
4.50%	05/28/22	[2]	746,250	713,602
Prolampac Intermediate, Inc.
5.00%	08/18/22	[2]	499,205	489,845
Tata Chemicals North America, Inc., Term Loan B, 1st Lien
3.75%	08/09/20	[2]	886,931	864,758

				3,486,130

Real Estate Investment Trust (REIT) — 1.15%
DTZ LLC, Term Loan B, 1st Lien
4.25%	11/04/21	[2]	748,120	731,288
Realogy Group LLC, Term Loan B, 1st Lien
3.75%	03/05/20	[2]	925,846	920,828
Realogy Group LLC, Extended Synthetic Commitment
5.25%	10/10/16	[2]	13,694	13,496

				1,665,612

Retail — 1.69%
Dollar Tree, Inc., Term Loan B, 1st Lien
3.50%	07/06/22	[2]	1,250,032	1,248,475
PetSmart, Inc., Term Loan B, 1st Lien
4.25%	03/10/22	[2]	1,245,000	1,215,276

				2,463,751

Services — 3.67%
Apollo Security Services LLC, Term Loan, 1st Lien
5.00%	07/01/21	[2]	997,500	980,353

See accompanying notes to Schedule of Portfolio Investments.

114 / N-Q Report December 2015

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services (continued)
Block and Co., Term Loan B, 1st Lien
4.00%	11/07/21	[2]	$493,750	$490,047
ESH Hospitality, Inc., Term Loan B, 1st Lien
5.00%	06/24/19	[2]	477,234	480,216
NEP/NCP Holdco, Term Loan B, 1st Lien
4.25%	01/22/20	[2]	744,332	701,533
Pods LLC, Term Loan B, 1st Lien
5.25%	02/02/22	[2]	496,251	490,048
Research Now Group, Inc., Term Loan B, 1st Lien
5.50%	03/18/21	[2]	744,375	736,931
Wash Multifamily Laundry Systems Corp., Term Loan B, 1st Lien
4.25%	05/05/22	[2]	1,270,073	1,240,703
4.25%	05/05/22	[2]	222,427	217,283

				5,337,114

Transportation — 1.60%
American Airlines, Inc., Term Loan B-Exit, 1st Lien
3.50%	06/27/20	[2]	982,500	969,683
Delta Air Lines, Inc., Term Loan B1, 1st Lien
3.25%	10/18/18	[2]	498,715	497,573
Navios Maritime Partners LP, Term Loan B, 1st Lien (Greece)
5.25%	06/27/18	[2,3]	903,383	866,493

				2,333,749

Total Bank Loans
(Cost $114,725,061)				111,586,742

CORPORATES — 12.23%*
Banking — 0.34%
Bank of America N.A. (BKNT)
0.81%	06/15/17	[2]	500,000	496,150

Communications — 2.80%
CSC Holdings LLC
6.75%	11/15/21		1,000,000	985,000
DISH DBS Corp.
4.25%	04/01/18		1,000,000	1,005,000
Sprint Communications, Inc.
9.00%	11/15/18	[5]	1,000,000	1,047,500
Verizon Communications, Inc.
2.25%	09/14/18	[2]	1,000,000	1,026,104

				4,063,604

Energy — 0.69%
Enbridge, Inc. (Canada)
1.26%	10/01/16	[2,3]	1,000,000	995,695

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance — 3.53%
Chase Capital II, Series B
0.83%	02/01/27	[2]	$500,000	$428,312
Citigroup, Inc.
0.94%	08/25/36	[2]	1,800,000	1,328,001
General Electric Capital Corp. (MTN)
0.84%	08/15/36	[2]	850,000	726,875
Goldman Sachs Group, Inc. (MTN)
2.01%	11/29/23	[2]	1,000,000	1,009,155
JPMorgan Chase Capital XXI, Series U
1.28%	02/02/37	[2]	1,000,000	790,000
JPMorgan Chase Capital XXIII
1.36%	05/15/47	[2]	300,000	226,125
Midas Intermediate Holdco II LLC
4.50%	08/18/21		623,422	618,229

				5,126,697

Food — 0.68%
Hostess Brands LLC
4.50%	08/03/22	[2]	997,500	995,006

Gaming — 0.69%
Churchill Downs, Inc.
5.38%	12/15/21	[5]	1,000,000	1,007,500

Health Care — 0.83%
Actavis Funding SCS (Luxembourg)
1.58%	03/12/18	[2,3]	700,000	702,626
LifePoint Health, Inc.
5.50%	12/01/21		500,000	501,250

				1,203,876

Holding Companies — 0.59%
Entegra TC LLC/Entegra Issuance Corp., Series A (PIK)
10.00%	10/03/17	[2,4,5,6]	855,335	857,473

Industrials — 0.67%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
3.51%	12/15/19	[2,3,5]	1,000,000	980,000

Insurance Brokers — 0.44%
Alliant Holdings I LLC
4.50%	08/14/22	[2]	647,249	633,294

Real Estate Investment Trust (REIT) — 0.36%
DuPont Fabros Technology LP (WI)
5.88%	09/15/21		500,000	522,500

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 115

Floating Rate Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation — 0.61%
American Airlines Pass-Through Trust, Series 2013-2, Class B
5.60%	07/15/20	[5]	$873,213	$ 892,860
Total Corporates
(Cost $17,916,700)				17,774,655

Total Bonds – 88.97%
(Cost $132,641,761)				129,361,397

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 13.85%
Money Market Funds — 1.89%
Morgan Stanley Institutional Fund
0.00%[7]			2,751,000	2,751,000
U.S. Agency Discount Notes — 4.81%
Federal Home Loan Bank
0.32%[8]	02/19/16		7,000,000	6,997,851
U.S. Treasury Bills — 7.15%
U.S. Treasury Bills
0.00%[8]	02/18/16		10,400,000	10,398,627
Total Short-Term Investments
(Cost $20,146,184)				20,147,478

Total Investments – 102.82%
(Cost $152,787,945)[1]				149,508,875

Liabilities in Excess of Other Assets – (2.82%)				(4,106,621)
Net Assets – 100.00%				$145,402,254

Notes:

[1]	Cost for federal income tax purposes is $152,812,591 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$257,075
Gross unrealized (depreciation)	(3,560,791)

Net unrealized (depreciation)	$(3,303,716)

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2015.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $5,377,745, which is 3.70% of total net assets.

[5]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[6]	Payment-in-kind (“PIK”) security. Income paid in additional securities.

[7]	Represents the current yield as of December 31, 2015.

[8]	Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(MTN): Medium-term note

(PIK): Payment in kind

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

116 / N-Q Report December 2015

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.01%
ASSET-BACKED SECURITIES — 16.10%**
American Money Management Corp., Series 2014-14A, Class A1L (Cayman Islands)
1.77%	07/27/26	[2,3,4]	$490,000	$485,105
Babson CLO Ltd., Series 2014-IA, Class A1 (Cayman Islands)
1.81%	07/12/25	[2,3,4]	500,000	496,137
Babson CLO Ltd., Series 2014-IIA, Class A (Cayman Islands)
1.71%	10/17/26	[2,3,4]	430,000	425,944
Bank of America Credit Card Trust, Series 2007-A11, Class A11
0.40%	12/15/19	[3]	380,000	378,162
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.79%	01/25/35	[3,4]	324,371	295,280
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
0.65%	12/25/36	[3,4]	997,665	856,228
Bayview Commercial Asset Trust, Series 2007-3, Class A1
0.66%	07/25/37	[3,4]	444,264	381,692
Chase Issuance Trust, Series 2012-A2, Class A2
0.60%	05/15/19	[3]	380,000	379,417
CIT Education Loan Trust, Series 2007-1, Class A
0.69%	03/25/42	[3,4]	1,337,421	1,233,646
Crystal River, Series 2005-1A, Class A (Cayman Islands)
0.78%	03/02/46	[2,3,4,5]	470,845	70,627
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	420,000	417,593
Education Loan Asset-Backed Trust, Series 2013-1A, Class A2
1.22%	04/26/32	[3,4]	645,000	625,819
EFS Volunteer LLC, Series 2010-1, Class A2
1.17%	10/25/35	[3,4]	800,000	774,063
GE Business Loan Trust, Series 2004-2A, Class A
0.55%	12/15/32	[3,4]	146,570	144,626
GE Business Loan Trust, Series 2005-1A, Class A3
0.58%	06/15/33	[3,4]	505,907	490,665
GE Business Loan Trust, Series 2005-2A, Class A
0.57%	11/15/33	[3,4]	434,398	408,179
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/24	[2,4]	261,792	256,300

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Higher Education Funding, Series 2014-1, Class A
1.44%	05/25/34	[3,4]	$456,633	$445,725
Honda Auto Receivables Owner Trust, Series 2014-2, Class A3
0.77%	03/19/18		371,911	370,930
LEAF Receivables Funding 9 LLC, Series 2013-1, Class E2
6.00%	09/15/214		520,000	521,592
Limerock CLO II Ltd., Series 2014-2A, Class A (Cayman Islands)
1.82%	04/18/26	[2,3,4]	580,000	575,251
Magnetite XII CLO Ltd., Series 2015-12A, Class A (Cayman Islands)
1.82%	04/15/27	[2,3,4]	420,000	417,656
National Collegiate Student Loan Trust, Series 2007-2, Class A2
0.55%	06/26/28	[3]	354,431	344,717
Nelnet Student Loan Trust, Series 2014-4A, Class A2
1.37%	11/25/43	[3,4]	500,000	460,899
Neuberger Berman CLO Ltd., Series 2014-16A, Class A1 (Cayman Islands)
1.79%	04/15/26	[2,3,4]	580,000	574,195
Nissan Auto Receivables Owner Trust, Series 2013-C, Class A3
0.67%	08/15/18		326,015	325,322
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,4,5,†	338,214	331,447
Peach Finance Co., Series 2000, Class A
4.71%	04/15/48	[4]	205,342	209,449
Scholar Funding Trust, Series 2012-B, Class A2
1.52%	03/28/46	[3,4]	1,000,000	990,363
SLC Student Loan Trust, Series 2004-1, Class B
0.65%	08/15/31	[3]	285,971	243,537
SLC Student Loan Trust, Series 2005-2, Class B
0.79%	03/15/40	[3]	419,027	357,826
SLC Student Loan Trust, Series 2005-3, Class B
0.76%	06/15/40	[3]	226,271	191,500
SLC Student Loan Trust, Series 2006-2, Class B
0.74%	12/15/39	[3]	518,238	434,864
SLM Student Loan Trust, Series 2004-2, Class B
0.79%	07/25/39	[3]	518,717	445,514
SLM Student Loan Trust, Series 2005-4, Class B
0.50%	07/25/40	[3]	314,346	265,579

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 117

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2005-9, Class B
0.62%	01/25/41	[3]	$378,845	$318,025
SLM Student Loan Trust, Series 2006-2, Class A6
0.49%	01/25/41	[3]	1,200,000	1,050,094
SLM Student Loan Trust, Series 2007-6, Class B
1.17%	04/27/43	[3]	290,602	243,222
SLM Student Loan Trust, Series 2007-7, Class B
1.07%	10/25/28	[3]	215,000	172,769
SLM Student Loan Trust, Series 2007-8, Class B
1.32%	04/27/43	[3]	335,530	284,967
SLM Student Loan Trust, Series 2008-2, Class B
1.52%	01/25/29	[3]	340,000	277,640
SLM Student Loan Trust, Series 2008-3, Class B
1.52%	04/25/29	[3]	340,000	284,677
SLM Student Loan Trust, Series 2008-4, Class B
2.17%	04/25/29	[3]	340,000	310,119
SLM Student Loan Trust, Series 2008-5, Class B
2.17%	07/25/29	[3]	235,000	217,895
SLM Student Loan Trust, Series 2008-6, Class B
2.17%	07/25/29	[3]	340,000	313,961
SLM Student Loan Trust, Series 2008-7, Class B
2.17%	07/25/29	[3]	340,000	299,370
SLM Student Loan Trust, Series 2008-8, Class B
2.57%	10/25/29	[3]	340,000	326,326
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	4,†	416,065	477,390
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[4]	419,403	519,728
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A3
0.67%	12/15/17		327,165	326,510
Voya CLO Ltd., Series 2015-1A, Class A1 (Cayman Islands)
1.80%	04/18/27	[2,3,4]	330,000	326,701

Total Asset-Backed Securities
(Cost $21,956,051)				21,375,243

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 0.52%*
Electric — 0.00%
Boston Generating LLC, Term Loan, 1st Lien[1]
0.00%	06/30/16	3,5,6,7,†	$107,166	$–

Health Care — 0.28%
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien (Canada)
4.50%	08/05/20	[2,3]	387,147	372,436

Services — 0.24%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	[2,3]	328,262	321,697

Total Bank Loans
(Cost $821,654)				694,133

CORPORATES — 16.53%*
Banking — 1.91%
Bank of America Corp. (MTN)
5.00%	05/13/21		1,090,000	1,192,286
Royal Bank of Scotland PLC (United Kingdom)
6.40%	10/21/19	[2]	500,000	555,211
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[2]	400,000	397,578
UBS Group Funding Jersey Ltd. (United Kingdom)
2.95%	09/24/20	[2,4]	400,000	396,830

				2,541,905

Communications — 1.14%
AT&T, Inc.
4.80%	06/15/44		350,000	322,205
CCO Safari II LLC
6.48%	10/23/45	[4]	400,000	399,000
T-Mobile USA, Inc.
6.50%	01/15/26		150,000	151,800
Verizon Communications, Inc.
4.86%	08/21/46		500,000	474,645
5.15%	09/15/23		150,000	164,860

				1,512,510

Energy — 1.25%
Boardwalk Pipelines LP
5.75%	09/15/19		500,000	505,315
Devon Energy Corp.
5.85%	12/15/25		87,000	84,768
Enbridge Energy Partners LP
5.88%	12/15/16		200,000	203,971

See accompanying notes to Schedule of Portfolio Investments.

118 / N-Q Report December 2015

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Energy Transfer Partners LP
3.35%	11/01/66	[3]	$1,400,000	$870,324

				1,664,378

Finance — 7.39%
Chase Capital II, Series B
0.83%	02/01/27	[3]	1,500,000	1,284,936
Chase Capital VI
0.95%	08/01/28	[3]	500,000	425,000
Citigroup, Inc.
0.94%	08/25/36	[3]	3,350,000	2,471,558
Credit Suisse Group Funding Guernsey Ltd. (United Kingdom)
3.80%	09/15/22	[2,4]	500,000	499,365
Ford Motor Credit Co. LLC
3.16%	08/04/20		275,000	274,007
General Electric Capital Corp. (MTN)
0.71%	05/05/26	[3]	819,000	756,413
0.84%	08/15/36	[3]	2,500,000	2,137,868
General Motors Financial Co., Inc.
3.00%	09/25/17		1,000,000	1,005,625
International Lease Finance Corp.
7.13%	09/01/18	[4]	500,000	548,750
JPMorgan Chase Capital XIII, Series M
1.55%	09/30/34	[3]	300,000	250,500
JPMorgan Chase Capital XXIII
1.36%	05/15/47	[3]	200,000	150,750

				9,804,772

Health Care — 1.10%
Actavis Funding SCS (Luxembourg)
3.80%	03/15/25	[2]	320,000	318,979
Celgene Corp.
3.88%	08/15/25		240,000	239,504
Gilead Sciences, Inc.
3.65%	03/01/26		300,000	303,305
HCA, Inc.
5.88%	03/15/22		275,000	290,813
Tenet Healthcare Corp.
4.01%	06/15/20	[3,4]	150,000	147,000
Valeant Pharmaceuticals International, Inc. (Canada)
5.38%	03/15/20	[2,4]	165,000	157,163

				1,456,764

Insurance — 0.72%
Farmers Exchange Capital II
6.15%	11/01/53	[3,4]	900,000	949,500

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail — 0.56%
Walgreens Boots Alliance, Inc.
0.81%	05/18/16	[3]	$750,000	$747,465

Transportation — 2.46%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		433,915	461,306
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		1,935,755	2,001,087
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		574,101	653,757
JetBlue Airways Pass-Through Trust, Series 2004-2, Class G1
0.74%	08/15/16	[3]	148,577	148,392

				3,264,542

Total Corporates
(Cost $21,180,814)				21,941,836

MORTGAGE-BACKED — 58.02%**
Commercial Mortgage-Backed — 6.14%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4
5.41%	09/10/47		713,416	722,003
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.17%	09/10/45	[3,4,5]	6,023,474	489,907
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB17, Class A4
5.43%	12/12/43		786,142	801,393
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A1
3.30%	08/05/32	[4]	194,598	199,556
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[4]	455,000	486,447
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2
3.67%	02/15/46	[4]	185,982	188,814
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,040,000	1,039,473
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1
0.74%	02/15/46		462,013	459,642
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FX
5.61%	04/15/49		725,117	725,520

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 119

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2
5.71%	06/15/49	[3]	$406,467	$408,024
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		1,055,000	1,057,692
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2
3.79%	02/15/44	[4]	381,157	380,909
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%	11/15/44		810,000	844,073
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA
1.94%	11/15/44	[3,4,5]	4,648,317	340,142

				8,143,595

Non-Agency Mortgage-Backed — 44.93%
ACE Securities Corp., Series 2003-MH1, Class B1
6.21%	08/15/30	[3,4]	5,897	5,997
ACE Securities Corp., Series 2006-HE3, Class A2C
0.57%	06/25/36	[3]	1,855,391	1,335,500
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A41
2.67%	02/25/36	[3]	86,756	86,319
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
0.65%	09/25/35	[3]	523,455	506,520
Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2
0.90%	04/25/35	[3]	930,481	923,696
Banc of America Alternative Loan Trust, Series 2003-3, Class A4
5.75%	05/25/33		1,654,420	1,695,997
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		243,056	242,670
Banc of America Funding Corp., Series 2006-3, Class 5A3
5.50%	03/25/36		765,881	721,074
BCAP LLC Trust, Series 2007-AA1, Class 1A2
0.58%	02/25/47	[3]	403,457	383,831
BCAP LLC Trust, Series 2009-RR4, Class 1A1
9.50%	06/26/37	[4]	352,284	381,439
BCAP LLC Trust, Series 2010-RR11, Class 3A2
2.78%	06/27/36	[3,4]	426,534	427,546

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2011-RR3, Class 1A5
2.77%	05/27/37	[3,4]	$1,024,096	$1,022,148
BCAP LLC Trust, Series 2011-RR3, Class 5A3
2.83%	11/27/37	[3,4]	1,727,387	1,680,362
Bear Stearns ALT-A Trust, Series 2005-1, Class A1
0.98%	01/25/35	[3]	646,075	626,940
Bear Stearns ARM Trust, Series 2005-2, Class A1
2.68%	03/25/35	[3]	294,345	295,666
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
0.67%	06/25/36	[3]	2,150,000	1,981,141
Chase Mortgage Finance Corp., Series 2007-A1, Class 8A1
2.76%	02/25/37	[3]	268,492	272,292
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2
1.10%	05/25/35	[3]	1,088,221	1,083,984
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A3
0.57%	11/25/36	[3]	256,756	256,545
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A3
0.60%	03/25/37	[3]	1,492,355	1,480,843
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	09/01/33		425,801	462,807
Conseco Finance, Series 2002-C, Class BF1
8.00%	06/15/32	[3]	1,583,910	1,694,237
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[3,4]	815,779	884,840
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	10/15/27	[3]	631,081	695,805
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[3]	177,937	186,707
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[3]	502,072	528,920
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30	[3]	620,080	671,006
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30	[3]	307,044	335,203

See accompanying notes to Schedule of Portfolio Investments.

120 / N-Q Report December 2015

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30	[3]	$99,221	$83,442
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
0.38%	02/27/36	[3,4]	707,036	693,102
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.50%	02/25/37		1,489,561	1,100,983
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.50%	02/25/37		491,864	363,516
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
3.97%	03/25/37		1,280,412	767,584
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF18, Class A2B
0.53%	12/25/37	[3]	1,017,484	652,795
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF1, Class A2D
0.64%	01/25/38	[3]	2,944,288	1,932,071
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2007-FF2, Class A2B
0.52%	03/25/37	[3]	1,046,210	672,270
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.10%	04/19/36	[3]	759,336	691,328
Green Tree Home Improvement Loan Trust, Series 1995-D, Class B2
7.45%	09/15/25		5,364	5,368
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		469	470
Green Tree, Series 2008-MH1, Class A2
8.97%	04/25/38	[3,4]	228,435	235,391
Green Tree, Series 2008-MH1, Class A3
8.97%	04/25/38	[3,4]	335,968	345,138
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
0.60%	01/25/47	[3]	631,783	611,734
GSAMP Trust, Series 2005-HE5, Class M1
0.84%	11/25/35	[3]	1,099,937	1,069,037
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
3.11%	05/25/47	[3]	974,925	865,437
Harborview Mortgage Loan Trust, Series 2006-8, Class 2A1A
0.59%	07/21/36	[3]	387,167	318,689

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Home Equity Loan Trust, Series 2007-3, Class A4
1.90%	11/20/36	[3]	$991,306	$994,642
Home Equity Loan Trust, Series 2007-3, Class APT
1.60%	11/20/36	[3]	444,409	444,097
HSI Asset Loan Obligation Trust, Series 2007-2, Class 2A12
6.00%	09/25/37		665,364	608,066
Impac CMB Trust, Series 2004-4, Class 1A2
1.04%	09/25/34	[3]	754,244	660,803
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 2A1
2.68%	12/25/35	[3]	764,989	683,343
IndyMac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
0.61%	04/25/37	[3]	2,642,440	1,955,175
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		342,811	347,510
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		144,312	146,730
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		130,374	135,357
IndyMac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28	[3]	314,245	329,314
IndyMac Manufactured Housing Contract, Series 1998-2, Class A2
6.17%	08/25/29		28,796	29,078
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[3]	285,092	291,006
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF6 (STEP)
4.08%	03/25/47		1,134,080	829,230
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		578,973	554,807
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		377,077	380,117
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[3]	397,482	424,094
Lehman XS Trust, Series 2006-13, Class 1A2
0.59%	09/25/36	[3]	900,749	813,374

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 121

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2006-19, Class A2
0.59%	12/25/36	[3]	$843,924	$717,201
Lehman XS Trust, Series 2006-9, Class A1B
0.58%	05/25/46	[3]	835,973	717,512
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
0.70%	05/25/37	[3]	1,810,500	1,293,571
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
0.75%	04/25/37	[3,5]	1,696,107	256,571
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C
1.58%	08/25/35	[3]	709,726	703,713
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		920,223	1,060,882
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		636,432	681,399
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40		254,020	274,693
Mid-State Trust, Series 2006, Class A3
7.54%	07/01/35		338,491	360,545
Mid-State Trust, Series 2006, Class A4
7.79%	07/01/35		27,581	29,404
Mid-State Trust, Series 2011, Class B
8.22%	07/15/38		13,074	14,602
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.08%	09/25/34	[3]	702,795	673,207
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[3]	2,841,868	1,491,795
Oakwood Mortgage Investors, Inc., Series 1998-A, Class M
6.83%	05/15/28	[3]	543,135	580,044
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29		237,192	240,140
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29		50,890	52,208
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26		674,224	716,472
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3
5.90%	09/15/22	[3]	1,168,489	934,189
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24	[3]	618,243	653,024

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Origen Manufactured Housing, Series 2005-A, Class M1
5.46%	06/15/36	[3]	$558,634	$593,517
Park Place Securities, Inc., Series 2004-WWF1, Class M2
1.44%	12/25/34	[3]	49,778	49,889
Park Place Securities, Inc., Series 2005-WCH1, Class M2
1.20%	01/25/36	[3]	322,351	321,094
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB1
3.11%	03/25/35	[3]	1,029,484	741,984
Residential Asset Securities Corp., Series 2005-KS12, Class A3
0.74%	01/25/36	[3]	623,741	619,373
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
0.66%	12/25/36	[3,4]	1,985,179	1,159,215
Specialty Underwriting & Residential Finance, Series 2006-AB3, Class A2B
0.57%	09/25/37	[3]	732,335	431,106
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
2.52%	09/25/34	[3]	857,011	851,975
Structured Asset Investment Loan Trust, Series 2005-4, Class M2
1.08%	05/25/35	[3]	896,238	895,999
Terwin Mortgage Trust, Series 2004-7HE, Class A1
0.97%	07/25/34	[3,4]	98,925	94,583
UCFC Home Equity Loan, Series 1998-D, Class BF1
8.97%	04/15/30	[3,5]	585	88
UCFC Manufactured Housing Contract, Series 1997-4, Class A4
7.00%	04/15/29	[3]	90,963	90,512
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4
6.57%	05/07/27	[3]	236,378	243,207
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
0.71%	07/25/45	[3]	156,381	148,115
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
0.74%	03/25/37	[3]	1,500,000	1,056,490

				59,653,452

U.S. Agency Mortgage-Backed — 6.95%
Fannie Mae Pool 467225
3.63%	01/01/18		910,000	942,188
Fannie Mae Pool FN0003
4.28%	01/01/21		371,041	403,044

See accompanying notes to Schedule of Portfolio Investments.

122 / N-Q Report December 2015

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 1993-80, Class S
10.36%	05/25/23	[3]	$4,287	$4,910
Fannie Mae REMICS, Series 2000-45, Class SA (IO)
7.59%	12/18/30	[3]	668,460	101,703
Fannie Mae REMICS, Series 2001-42, Class SB
8.50%	09/25/31	[3]	953	1,208
Fannie Mae REMICS, Series 2003-124, Class TS
9.80%	01/25/34	[3]	10,889	13,826
Fannie Mae REMICS, Series 2003-64, Class KS
9.33%	07/25/18	[3]	131,034	140,622
Fannie Mae REMICS, Series 2005-92, Class US (IO)
5.88%	10/25/25	[3]	2,563,636	302,199
Fannie Mae REMICS, Series 2006-125, Class SM (IO)
6.98%	01/25/37	[3]	2,226,910	426,855
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
5.83%	11/25/36	[3]	2,490,090	437,502
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
6.20%	05/25/40	[3]	2,133,446	383,785
Fannie Mae-Aces, Series 2011-M5, Class X
1.23%	07/25/21	[3]	6,540,740	375,114
Fannie Mae-Aces, Series 2013-M12, Class X1 (IO)
0.00%	10/25/17	[3]	222,513,310	125,954
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K702, Class X1 (IO)
1.45%	02/25/18	[3]	11,046,395	294,794
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KGRP, Class A
0.60%	04/25/20	[3]	802,122	802,994
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X (IO)
3.08%	01/25/19	[3]	6,127,276	429,836
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		471,669	487,865
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class AX
1.27%	01/25/20	[3]	3,757,353	141,730

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 1602, Class SN
10.09%	10/15/23	[3]	$14,590	$20,126
Freddie Mac REMICS, Series 1673, Class SD
14.52%	02/15/24	[3]	206,353	255,539
Freddie Mac REMICS, Series 1760, Class ZD
1.76%	02/15/24	[3]	443,504	435,235
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		11,364	879
Freddie Mac REMICS, Series 2990, Class ND
16.05%	12/15/34	[3]	181,551	213,792
Freddie Mac REMICS, Series 3242, Class SA (IO)
6.02%	11/15/36	[3]	7,127,099	1,035,139
Freddie Mac REMICS, Series 3247, Class SI (IO)
0.15%	08/15/36	[3]	28,139,486	155,662
Freddie Mac REMICS, Series 3260, Class AS (IO)
6.05%	01/15/37	[3]	5,047,560	624,429
Freddie Mac REMICS, Series 3289, Class SD (IO)
5.79%	03/15/37	[3]	1,611,128	222,693
Ginnie Mae, Series 2001-31, Class SJ
26.74%	02/20/31	[3]	29,294	48,724
Ginnie Mae, Series 2004-8, Class SE
13.46%	11/26/23	[3]	117,128	142,287
Ginnie Mae, Series 2009-114, Class IO (IO)
0.16%	10/16/49	[3]	16,011,654	261,470

				9,232,104

Total Mortgage-Backed
(Cost $73,730,613)				77,029,151

U.S. AGENCY SECURITIES — 0.84%
U.S. Agency Securities — 0.84%
Federal Farm Credit Bank
0.45%	04/26/17	[3]	1,120,000	1,118,905

Total U.S. Agency Securities
(Cost $1,119,963)

Total Bonds – 92.01%
(Cost $118,809,095)				122,159,268

See accompanying notes to Schedule of Portfolio Investments. N-Q Report December 2015 / 123

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues			Shares	Value
COMMON STOCK — 0.55%
Energy — 0.04%
Mach Gen LLC, Escrow Holding[5]			11,293	$ 51,524
Real Estate Investment Trust (REIT) — 0.51%
American Capital Agency Corp.			38,899	674,509
Total Common Stock
(Cost $983,659)				726,033

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 7.79%
Money Market Funds — 0.40%
Morgan Stanley Institutional Fund
0.00%[8]			528,000	528,000
U.S. Treasury Bills — 7.39%
U.S. Treasury Bills
0.00%[9]	02/25/16	[10]	$20,000	19,998
0.00%[9]	02/18/16		5,800,000	5,799,234
0.13%[9]	01/07/16		4,000,000	3,999,984

				9,819,216
Total Short-Term Investments
(Cost $10,346,800)				10,347,216

Total Investments – 100.35%
(Cost $130,139,554)[1]				133,232,517

Liabilities in Excess of Other Assets – (0.35)%				(461,668)

Net Assets – 100.00%				$132,770,849

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
3	U.S. Treasury Five Year Note
	Expiration March 2016	$ 720
6	U.S. Treasury Ten Year Note
	Expiration March 2016	879
	Net unrealized appreciation	$1,599

Notes:

[1]	Cost for federal income tax purposes is $ 130,141,169 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$7,342,293
Gross unrealized (depreciation)	(4,250,945)

Net unrealized appreciation	$3,091,348

[1]	Non-income producing security.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Floating rate security. The rate disclosed was in effect at December 31, 2015.

[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $1,540,306, which is 1.16% of total net assets.

[6]	Worthless due to company bankruptcy filing.

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]	Represents the current yield as of December 31, 2015.

[9]	Represents annualized yield at date of purchase.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $19,998.

†	Fair valued security. The aggregate value of fair valued securities is $808,837, which is 0.61% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

124 / N-Q Report December 2015

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 71.98%
ASSET-BACKED SECURITIES — 26.38%**
Access Group, Inc., Series 2005-2, Class A3
0.56%	11/22/24	[2]	$22,720	$22,539
Access Group, Inc., Series 2015-1, Class A
1.12%	07/25/56	[2,3]	36,770	35,745
Bank of America Credit Card Trust, Series 2007-A1, Class A1
5.17%	06/15/19		20,000	20,802
Bayview Commercial Asset Trust, Series 2004-3, Class A1
0.79%	01/25/35	[2,3]	28,206	25,677
Brazos Higher Education Authority, Inc., Series 2005-2, Class A10
0.72%	12/26/19	[2]	6,697	6,677
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
1.59%	02/25/35	[2]	15,000	14,765
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
1.32%	10/27/36	[2]	15,000	14,678
College Loan Corp. Trust, Series 2007-1, Class A3
0.42%	04/25/29	[2]	20,000	19,138
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3
0.81%	09/28/26	[2]	5,794	5,762
Educational Funding of the South, Inc., Series 2011-1, Class A2
0.97%	04/25/35	[2]	8,323	8,136
Educational Funding of the South, Inc., Series 2012-1, Class A
1.47%	03/25/36	[2]	10,207	10,058
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L
0.46%	05/25/23	[2,3]	7,414	7,327
Goal Capital Funding Trust, Series 2006-1, Class A3
0.51%	11/25/26	[2]	5,886	5,846
Navient Student Loan Trust, Series 2014-8, Class A2
0.86%	04/25/23	[2]	30,000	29,690
Nelnet Student Loan Trust, Series 2012-5A, Class A
1.02%	10/27/36	[2,3]	19,759	19,095
Nelnet Student Loan Trust, Series 2014-3A, Class A
1.00%	06/25/41	[2,3]	32,235	31,013
North Carolina State Education Authority, Series 2011-1, Class A3
0.01%	10/25/41	[2]	15,000	14,424
Northstar Education Finance, Inc., Series 2007-1, Class A2
0.01%	01/29/46	[2]	10,000	9,408

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Scholar Funding Trust, Series 2011-A, Class A
1.22%	10/28/43	[2,3]	$ 7,042	$ 6,749
SLC Student Loan Trust, Series 2006-2, Class A5
0.61%	09/15/26	[2]	45,000	43,677
SLM Student Loan Trust, Series 2003-11, Class A5
0.56%	12/15/22	[2,3]	20,669	20,455
SLM Student Loan Trust, Series 2004-10, Class A5B
0.72%	04/25/23	[2,3]	19,072	19,023
SLM Student Loan Trust, Series 2004-5A, Class A5
0.92%	10/25/23	[2,3]	10,724	10,700
SLM Student Loan Trust, Series 2004-7, Class A5
0.49%	01/27/20	[2]	8,756	8,658
SLM Student Loan Trust, Series 2004-8A, Class A5
0.82%	04/25/24	[2,3]	33,756	33,414
SLM Student Loan Trust, Series 2005-10, Class A4
0.43%	10/25/19	[2]	5,292	5,279
SLM Student Loan Trust, Series 2007-1, Class A5
0.41%	01/26/26	[2]	40,000	38,190
SLM Student Loan Trust, Series 2007-7, Class A3
0.56%	04/25/17	[2]	3,330	3,327
SLM Student Loan Trust, Series 2008-5, Class A4
2.02%	07/25/23	[2]	15,000	15,103
SLM Student Loan Trust, Series 2008-8, Class A4
1.82%	04/25/23	[2]	15,000	15,029
SLM Student Loan Trust, Series 2008-9, Class A
1.82%	04/25/23	[2]	32,273	32,326
SLM Student Loan Trust, Series 2011-2, Class A1
1.02%	11/25/27	[2]	26,257	25,832
SLM Student Loan Trust, Series 2012-1, Class A2
0.87%	11/25/20	[2]	8,182	8,152
SLM Student Loan Trust, Series 2012-2, Class A
1.12%	01/25/29	[2]	41,865	40,898
SLM Student Loan Trust, Series 2012-5, Class A2
0.72%	06/25/19	[2]	36,558	36,180
SLM Student Loan Trust, Series 2012-6, Class A2
0.70%	09/25/19	[2]	30,189	30,092

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 125

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2013-2, Class A
0.87%	09/25/26	[2]	$21,162	$20,586
SLM Student Loan Trust, Series 2013-3, Class A2
0.72%	05/26/20	[2]	15,557	15,484
SLM Student Loan Trust, Series 2013-4, Class A
0.97%	06/25/27	[2]	14,346	13,904
SLM Student Loan Trust, Series 2013-6, Class A2
0.92%	02/25/21	[2]	14,848	14,797
SLM Student Loan Trust, Series 2014-1, Class A3
1.02%	02/26/29	[2]	20,000	19,154
SLM Student Loan Trust, Series 2014-2, Class A2
0.77%	10/25/21	[2]	40,000	39,721

Total Asset-Backed Securities
(Cost $827,889)				817,510

CORPORATES — 13.62%*
Communications — 1.62%
Verizon Communications, Inc.
2.04%	09/15/16	[2]	50,000	50,366

Electric — 1.60%
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		15,000	16,681
W3A Funding Corp.
8.09%	01/02/17		32,884	32,814

				49,495

Finance — 5.73%
Chase Capital II, Series B
0.83%	02/01/27	[2]	100,000	85,662
General Electric Capital Corp. (MTN)
0.71%	05/05/26	[2]	30,000	27,707
0.84%	08/15/36	[2]	75,000	64,136

				177,505

Health Care — 1.10%
Providence Health & Services Obligated Group
1.56%	10/01/17	[2]	25,000	25,133
Valeant Pharmaceuticals International, Inc. (Canada)
5.88%	05/15/23	[3,4]	10,000	9,000

				34,133

Real Estate Investment Trust (REIT) — 1.82%
HCP, Inc.
6.00%	01/30/17		30,000	31,259

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
UDR, Inc. (MTN)
5.25%	01/15/16		$25,000	$25,025

				56,284

Transportation — 1.75%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		53,113	54,255

Total Corporates
(Cost $401,144)				422,038

MORTGAGE-BACKED — 31.98%**
Commercial Mortgage-Backed — 2.11%
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2
5.30%	11/15/38		8,732	8,809
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FX
5.61%	04/15/49		42,970	42,994
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB
5.71%	06/15/49	[2]	13,782	13,780

				65,583

Non-Agency Mortgage-Backed — 19.74%
Asset-Backed Securities Corp. Home Equity, Series 2005-HE6, Class M2
0.93%	07/25/35	[2]	13,845	13,785
Banc of America Alternative Loan Trust, Series 2003-4, Class 1A5
5.50%	06/25/33		39,894	40,882
Banc of America Alternative Loan Trust, Series 2003-9, Class 1CB5
5.50%	11/25/33		31,620	32,354
Banc of America Mortgage Securities, Inc., Series 2003-A, Class 2A2
3.19%	02/25/33	[2]	4,373	4,347
BCAP LLC Trust, Series 2011-RR3, Class 1A5
2.77%	05/27/37	[2,3]	27,572	27,519
Centex Home Equity Loan Trust, Series 2002-C, Class AF4 (STEP)
4.98%	06/25/31		19,230	19,313
Conseco Financial Corp., Series 1997-4, Class A5
6.88%	02/15/29		1,803	1,814
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.36%	08/25/35	[2]	40,878	29,613
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
0.72%	05/25/35	[2]	36,387	31,636

See accompanying notes to Schedule of Portfolio Investments.

126 / N-Q Report December 2015

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20	[3]	$1,925	$1,992
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		19,337	19,543
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
1.44%	11/25/33	[2]	23,573	22,563
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
0.77%	07/19/44	[2]	8,336	8,115
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
0.60%	10/19/36	[2]	37,507	30,646
Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2
7.10%	01/15/21		2,057	2,060
GSAMP Trust, Series 2005-HE4, Class M1
0.87%	07/25/45	[2]	10,818	10,898
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
2.83%	07/19/35	[2]	27,057	23,802
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
1.28%	08/25/34	[2]	14,256	12,354
IndyMac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2
0.60%	02/25/37	[2]	26,049	24,656
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M1
0.87%	06/25/35	[2]	23,869	23,790
MASTR Asset-Backed Securities Trust, Series 2005-HE1, Class M2
1.10%	05/25/35	[2]	2,654	2,643
Morgan Stanley Capital I Trust, Series 2005-HE6, Class A2C
0.74%	11/25/35	[2]	12,946	12,815
Park Place Securities, Inc., Series 2004-MCW1, Class M1
1.36%	10/25/34	[2]	6,331	6,338
Park Place Securities, Inc., Series 2004-WWF1, Class M2
1.44%	12/25/34	[2]	5,129	5,140
Park Place Securities, Inc., Series 2005-WHQ1, Class M2
1.17%	03/25/35	[2]	10,265	10,340
Residential Asset Mortgage Products, Inc., Series 2003-RZ3, Class A6 (STEP)
3.90%	03/25/33		8,317	8,368

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A2
8.50%	11/25/31		$4,097	$1,455
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[3,5]	5,190,556	73,692
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
1.66%	06/25/42	[2]	7,575	7,341
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-I, Class A1
2.61%	09/25/33	[2]	64,327	63,891
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-I, Class AI
2.78%	07/25/34	[2]	12,073	12,142
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1
2.72%	10/25/36	[2]	28,260	25,792

				611,639

U.S. Agency Mortgage-Backed — 10.13%
Fannie Mae Pool 646884
1.92%	05/01/32	[2]	50,896	52,230
Fannie Mae Pool 802665
2.24%	12/01/34	[2]	3,653	3,742
Fannie Mae Pool AL0851
6.00%	10/01/40		9,390	10,620
Fannie Mae REMICS, Series 1997-91, Class SL (IO)
7.50%	11/25/23	[2]	83,563	14,324
Fannie Mae REMICS, Series 2003-11, Class FA
1.42%	09/25/32	[2]	16,184	16,622
Fannie Mae REMICS, Series 2008-47, Class PF
0.92%	06/25/38	[2]	8,541	8,590
Fannie Mae REMICS, Series 2010-109, Class PF
0.82%	10/25/40	[2]	15,240	15,337
Fannie Mae REMICS, Series G-36, Class ZB
7.00%	11/25/21		1,050	1,157
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A3
0.85%	07/25/20	[2]	8,009	8,057
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A
0.54%	09/25/21	[2]	33,203	32,925

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report December 2015 / 127

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2015 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2591, Class EF
0.83%	03/15/32	[2]	$13,709	$ 13,744
Freddie Mac REMICS, Series 2684, Class F
1.23%	01/15/33	[2]	16,296	16,625
Freddie Mac REMICS, Series 2835, Class LE
0.68%	11/15/30	[2]	4,407	4,411
Freddie Mac REMICS, Series 3501, Class JA
4.00%	04/15/37		15,251	15,483
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		52,445	55,141
Freddie Mac Strips, Series 263, Class F5
0.83%	06/15/42	[2]	42,661	42,898
Freddie Mac-Ginnie Mae, Series 2, Class L
8.00%	11/25/22		1,914	1,972

				313,878

Total Mortgage-Backed
(Cost $1,011,309)				991,100

Total Bonds – 71.98%
(Cost $2,240,342)				2,230,648

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 30.39%
Money Market Funds — 2.00%
Morgan Stanley Institutional Fund
0.00%[6]			62,000	62,000

U.S. Agency Discount Notes — 4.84%
Federal Home Loan Bank
0.32%[7]	02/19/16		150,000	149,954

U.S. Treasury Bills — 23.55%
U.S. Treasury Bills
0.00%[7]	02/25/16	[8]	190,000	189,981
0.05%[7]	02/04/16		280,000	279,978
0.15%[7]	02/11/16		260,000	259,966

				729,925

Total Short-Term Investments
(Cost $941,853)				941,879

Value
Total Investments – 102.37%
(Cost $3,182,195)[1]	$3,172,527

Liabilities in Excess of Other
Assets – (2.37)%	(73,588)

Net Assets – 100.00%	$3,098,939

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
30	S&P 500 E Mini Index,
	Expiration March 2016	$(281)

	Net unrealized (depreciation)	$(281)

Notes:

[1]	Cost for federal income tax purposes is $3,182,271 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$39,406
Gross unrealized (depreciation)	(49,150)

Net unrealized (depreciation)	$(9,744)

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2015.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Funds’ Board of Trustees. The aggregate value of illiquid securities is $73,692, which is 2.38% of total net assets.
[6]	Represents the current yield as of December 31, 2015.
[7]	Represents annualized yield at date of purchase.
[8]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $49,994.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(IO): Interest only

(MTN): Medium-term note

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

128 / N-Q Report December 2015

Notes to Financial Statements

December 31, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Net Asset Value:

The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported net asset value of such investments.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by MetropolitanWest (“MetWest”). When the Funds use these fair valuation methods applied by MetWest that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 -	unadjusted quoted prices in active markets for identical securities

* Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 -	significant unobservable inputs that are not corroborated by observable market data

N-Q Report December 2015 / 129

Notes to Financial Statements (Continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) having a maturity of 60 days or less generally are valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

130 / N-Q Report December 2015

Notes to Financial Statements (Continued)

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of December 31, 2015, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, common stocks and corporate bonds.

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value December 31, 2015 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$3,374,000	$—	$—	$3,374,000
U.S. Agency Discount Notes	–	8,617,744	–	8,617,744
U.S. Treasury Bills	14,496,756	–	–	14,496,756
Long-Term Investments:
Asset-Backed Securities	–	4,410,844	–	4,410,844
Corporates	–	23,639,374	–	23,639,374
Mortgage-Backed	–	77,721,995	51,294	77,773,289
U.S. Agency Securities	–	10,939,762	–	10,939,762
U.S. Treasury Securities	–	2,254,361	–	2,254,361

Total	$17,870,756	$127,584,080	$51,294	$145,506,130

N-Q Report December 2015 / 131

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$—	$18,379,881	$—	$18,379,881
Money Market Funds	10,514,000	–	–	10,514,000
U.S. Agency Discount Notes	–	59,981,580	–	59,981,580
U.S. Treasury Bills	86,414,668	–	–	86,414,668
Long-Term Investments:
Asset-Backed Securities	–	378,499,555	–	378,499,555
Bank Loans	–	18,261,036	–	18,261,036
Corporates	–	607,970,595	5,581,346	613,551,941
Mortgage-Backed	–	1,295,272,168	6,067,301	1,301,339,469
Municipal Bonds	–	12,469,550	–	12,469,550
Purchased Swaptions	–	140,802	–	140,802
U.S. Treasury Securities	875,838,248	–	–	875,838,248

Other Financial Instruments*
Liabilities:
Foreign currency exchange contracts	–	(376,345)	–	(376,345)
Interest rate contracts	(461,980)	(72,462)	–	(534,442)

Total	$972,304,936	$2,390,526,360	$11,648,647	$3,374,479,943

*Other financial instruments include foreign currency exchange contracts, futures and written swaptions. Interest rate contracts include futures and written swaptions.

132 / N-Q Report December 2015

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$—	$6,320,683	$—	$6,320,683
Money Market Funds	8,431,000	–	–	8,431,000
U.S. Agency Discount Notes	–	37,988,334	–	37,988,334
U.S. Treasury Bills	4,357,945	–	–	4,357,945
Long-Term Investments:
Asset-Backed Securities	–	103,838,620	–	103,838,620
Bank Loans	–	3,031,167	–	3,031,167
Corporates	–	318,500,823	377,344	318,878,167
Mortgage-Backed	–	267,911,399	728,633	268,640,032
Municipal Bonds	–	4,096,981	–	4,096,981
U.S. Treasury Securities	480,885,752	28,321,108	–	509,206,860

Other Financial Instruments*
Assets:
Interest rate contracts	(97,948)	–	–	(97,948)
Liabilities:
Foreign currency exchange contracts	–	(129,422)	–	(129,422)
Interest rate contracts	–	(127,561)	–	(127,561)

Total	$493,576,749	$769,752,132	$1,105,977	$1,264,434,858

*Other financial instruments include foreign currency exchange contracts, futures and swap contracts. Interest rate contracts include futures and interest rate swaps.

N-Q Report December 2015 / 133

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$–	$199,993,866	$–	$199,993,866
Foreign Government Obligations	–	370,508,457	–	370,508,457
Money Market Funds	410,082,170	–	–	410,082,170
Repurchase Agreements	–	500,000,000	–	500,000,000
U.S. Agency Discount Notes	–	2,147,100,074	–	2,147,100,074
U.S. Treasury Bills	120,193,231	–	–	120,193,231
Long-Term Investments:
Asset-Backed Securities	–	5,434,577,580	28,369,830	5,463,180,947
Bank Loans	–	89,575,782	25,000,000	114,575,782
Corporates	–	13,487,590,434	80,655,283	13,568,245,717
Mortgage-Backed	–	26,887,787,985	27,029,072	26,914,817,057
Municipal Bonds	–	599,430,446	–	599,430,446
Purchased Swaptions	–	1,032,154	–	1,032,154
U.S. Agency Securities	–	1,182,955,634	–	1,182,955,634
U.S. Treasury Securities	19,947,178,690	4,284,321,603	–	24,231,500,293

Other Financial Instruments*
Assets:
Interest rate contracts	2,921,803	–	–	2,921,803
Liabilities:
Foreign currency exchange contracts	–	(7,586,494)	–	(7,586,494)
Interest rate contracts	(5,197,633)	(37,608,211)	–	(42,805,844)

Total	$20,475,178,261	$55,139,679,310	$161,054,185	$75,776,145,293

*Other financial instruments include foreign currency exchange contracts, futures, swap contracts, written options and swaptions. Interest rate contracts include futures, interest rate swaps, written options and swaptions.

134 / N-Q Report December 2015

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$30,108,000	$—	$—	$30,108,000
U.S. Agency Discount Notes	–	64,583,545	–	64,583,545
U.S. Treasury Bills	30,720,944	–	–	30,720,944
Long-Term Investments:
Bank Loans*	–	50,569,031	32,912,915	83,481,946
Common Stock	–	–	8,436,205	8,436,205
Corporates**	–	768,751,221	33,645,442	802,396,663
Mortgage-Backed	–	6,789,406	–	6,789,406

Other Financial Instruments***
Assets:
Credit contracts	–	3,854,534	–	3,854,534

Total	$60,828,944	$894,547,737	$74,994,562	$1,030,371,243

*As of December 31, 2015, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

**As of December 31, 2015, Momentive Performance had a $0 market value.

***Other financial instruments include swap contracts. Credit contracts include credit default swaps.

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$54,272,000	$—	$—	$54,272,000
U.S. Agency Discount Notes	–	99,819,346	–	99,819,346
U.S. Treasury Bills	152,139,425	–	–	152,139,425
Long-Term Investments:
Asset-Backed Securities	–	344,573,990	–	344,573,990
Bank Loans	–	11,366,292	–	11,366,292
Common Stock	7,979,278	–	–	7,979,278
Corporates	–	519,571,632	5,429,213	525,000,845
Foreign Government Obligations	–	28,910,779	–	28,910,779
Mortgage-Backed	–	1,041,922,180	13,530,451	1,055,452,631
Municipal Bonds	–	6,653,513	–	6,653,513
U.S. Agency Securities	–	45,040,269	–	45,040,269

Other Financial Instruments*
Liabilities:
Interest rate contracts	(365,707)	–	–	(365,707)

Total	$214,024,996	$2,097,858,001	$18,959,664	$2,330,842,661

*Other financial instruments include futures. Interest rate contracts include futures.

N-Q Report December 2015 / 135

Notes to Financial Statements (Continued)

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$2,751,000	$—	$—	$2,751,000
U.S. Agency Discount Notes	–	6,997,851	–	6,997,851
U.S. Treasury Bills	10,398,627	–	–	10,398,627
Long-Term Investments:
Bank Loans	–	107,066,470	4,520,272	111,586,742
Corporates	–	16,917,182	857,473	17,774,655

Total	$13,149,627	$130,981,503	$5,377,745	$149,508,875

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$528,000	$–	$–	$528,000
U.S. Treasury Bills	9,819,216	–	–	9,819,216
Long-Term Investments:
Asset-Backed Securities	–	20,973,169	402,074	21,375,243
Bank Loans*	–	694,133	–	694,133
Common Stock	674,509	–	51,524	726,033
Corporates	–	21,941,836	–	21,941,836
Mortgage-Backed	–	75,942,443	1,086,708	77,029,151
U.S. Agency Securities	–	1,118,905	–	1,118,905

Other Financial Instruments**
Assets:
Interest rate contracts	1,599	–	–	1,599

Total	$11,023,324	$120,670,486	$1,540,306	$133,234,116

*As of December 31, 2015, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

**Other financial instruments include futures. Interest rate contracts include futures.

136 / N-Q Report December 2015

Notes to Financial Statements (Continued)

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$62,000	$ –	$–	$ 62,000
U.S. Agency Discount Notes	–	149,954	–	149,954
U.S. Treasury Bills	729,925	–	–	729,925
Long-Term Investments:
Asset-Backed Securities	–	817,510	–	817,510
Corporates	–	422,038	–	422,038
Mortgage-Backed	–	917,408	73,692	991,100

Other Financial Instruments*
Liabilities:
Equity contracts	(281)	–	–	(281)

Total	$791,644	$2,306,910	$73,692	$3,172,246

*Other financial instruments include futures. Equity contracts include futures.

Certain of the Funds’ investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

U.S. Treasury securities in the amounts of $1,363,286, $26,125,620 and $3,552,993,960 for Ultra Short Bond Fund, Intermediate Bond Fund and Total Return Bond Fund, respectively, transferred from level 1 to level 2 due to other observable input adjustments to quoted prices. There were no financial assets and/or liabilities transferred from level 2 to level 1 for the period ended December 31, 2015.

For the period ended December 31, 2015, a reconciliation of level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of level 3 investments for which significant unobservable inputs were used in determining fair value:

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2015	$62,076
Accrued discounts/premiums	(2)
Realized (loss)	(3,244)
Change in unrealized (depreciation)*	(7,536)
Purchases	–
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of December 31, 2015	$51,294

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2015 was $(7,536) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2015.

N-Q Report December 2015 / 137

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2015	$–	$4,350,497
Accrued discounts/premiums	–	–
Realized (loss)	–	(31,427)
Change in unrealized (depreciation)*	–	(265,054)
Purchases	–	–
Sales	–	(563)
Transfers into Level 3**	5,581,346	2,013,848
Transfers out of Level 3**	–	–

Balance as of December 31, 2015	$5,581,346	$6,067,301

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2015 was $(265,054) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2015, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2015, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $7,595,194 transferred from level 2 to level 3 in the disclosure hierarchy.

INTERMEDIATE BOND FUND	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2015	$–	$452
Accrued discounts/ premiums	–	13
Change in unrealized appreciation*	–	85
Purchases	–	–
Sales	–	–
Transfers into Level 3**	377,344	728,083
Transfers out of Level 3**	–	–

Balance as of December 31, 2015	$377,344	$728,633

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2015 was $85 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2015, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2015, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $1,105,427 transferred from level 2 to level 3 in the disclosure hierarchy.

138 / N-Q Report December 2015

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2015	$63,116,072	$–	$–	$32,475,908
Accrued discounts/premiums	–	–	–	–
Realized (loss)	(24,208,804)	–	–	(1,016,107)
Change in unrealized (depreciation)*	(579,663)	–	–	(2,643,037)
Purchases	–	25,000,000	–	–
Sales	(9,957,775)	–	–	(1,455)
Transfers into Level 3**	–	–	80,655,283	–
Transfers out of Level 3**	–	–	–	(1,786,237)

Balance as of December 31, 2015	$28,369,830	$25,000,000	$80,655,283	$27,029,072

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2015 was $(3,222,700) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2015, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2015, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $80,655,283 transferred from level 2 to level 3 and investments with an end of period value of $(1,786,237) transferred from level 3 to level 2 in the disclosure hierarchy.

HIGH YIELD BOND FUND	BANK LOANS		COMMON STOCK	CORPORATES		MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2015	$–	***	$22,408,323	$–	****	$1
Accrued discounts/premiums	–		–	–		–
Realized gain	–		–	–		–
Change in unrealized (depreciation)*	–		(1,484,340)	–		–
Purchases	20,991,862		–	–		–
Sales	–		(12,487,778)	–		(1)
Corporation action	–		–	–		–
Transfers into Level 3**	11,921,053		–	33,645,442		–
Transfers out of Level 3**	–		–	–		–

Balance as of December 31, 2015	$32,912,915	***	$8,436,205	$33,645,442	****	$–

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2015 was $(1,484,340) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2015, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2015, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $45,566,495 transferred from level 2 to level 3 in the disclosure hierarchy.

*** As of December 31, 2015 and March 31, 2015, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

**** As of December 31, 2015 and March 31, 2015, Momentive Performance had a $0 market value.

N-Q Report December 2015 / 139

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2015	$–	$2,523,167
Realized (loss)	–	(76,933)
Change in unrealized (depreciation)*	–	(321,470)
Purchases	–	5,423,349
Sales	–	–
Transfers into Level 3**	5,429,213	5,982,338
Transfers out of Level 3**	–	–

Balance as of December 31, 2015	$5,429,213	$13,530,451

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2015 was $(321,470) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2015, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2015, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $11,411,551 transferred from level 2 to level 3 in the disclosure hierarchy.

FLOATING RATE INCOME FUND	BANK LOANS	CORPORATES

Balance as of April 1, 2015	$–	$–
Accrued discounts/premiums	–	–
Realized gain	–	–
Change in unrealized (depreciation)*	–	–
Purchases	–	–
Sales	–	–
Transfers into Level 3**	4,520,272	857,473
Transfers out of Level 3**	–	–

Balance as of December 31, 2015	$4,520,272	$857,473

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2015 was $0 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2015, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2015, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $5,377,745 transferred from level 2 to level 3 in the disclosure hierarchy.

140 / N-Q Report December 2015

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	BANK LOANS		COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2015	$1,132,251	$–	***	$457,367	$748,672
Accrued discounts/premiums	279	–		–	(1)
Realized (loss)	(172,172)	–		–	(12,844)
Change in unrealized (depreciation)*	35,324	–		–	(50,769)
Purchases	–	–		–	–
Sales	(593,608)	–		(405,843)	(400)
Transfers into Level 3**	–	–		–	746,478
Transfers out of Level 3**	–	–		–	(344,428)

Balance as of December 31, 2015	$402,074	$–	***	$51,524	$1,086,708

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2015 was $(15,445) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2015, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2015, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $746,478 transferred from level 2 to level 3 and the value of $(344,428) transferred from level 3 to level 2 in the disclosure hierarchy.

*** As of December 31, 2015 and March 31, 2015, Boston Generating LLC, Term Loan 1st Lien had a $0 market value.

ALPHATRAK 500 FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2015	$89,287
Realized (loss)	(4,734)
Change in unrealized (depreciation)*	(10,861)
Purchases	–
Sales	–
Transfers into Level 3**	–
Transfers out of Level 3**	–

Balance as of December 31, 2015	$73,692

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2015 was $(10,861) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the statements of operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2015.

N-Q Report December 2015 / 141

Notes to Financial Statements (Continued)

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2015, are as follows:

ULTRA SHORT BOND FUND	FAIR VALUE AT 12/31/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non-Agency	$51,294	Third-party Vendor	Vendor Prices	1.42 - 15.05	1.47

LOW DURATION BOND FUND	FAIR VALUE AT 12/31/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Corporate Securities	$5,581,346	Third-party Vendor	Vendor Prices	84.00	84.00
Mortgage-Backed Securities-Commercial Mortgage-Backed	$2,013,848	Third-party Vendor	Vendor Prices	8.13	8.13
Mortgage-Backed Securities-Non-Agency	$4,053,453	Third-party Vendor	Vendor Prices	2.24	2.24

INTERMEDIATE BOND FUND	FAIR VALUE AT 12/31/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Corporate Securities	$377,344	Third-party Vendor	Vendor Prices	80.50	80.50
Mortgage-Backed Securities-Commercial Mortgage-Backed	$728,083	Third-party Vendor	Vendor Prices	8.13	8.13
Mortgage-Backed Securities-Non-Agency	$550	Third-party Vendor	Vendor Prices	15.05	15.05

TOTAL RETURN BOND FUND	FAIR VALUE AT 12/31/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$28,369,830	Benchmark Pricing	Offered Quote	98.00	98.00
Bank Loans - Food and Beverage	$25,000,000	Third-party Vendor	Vendor Prices	100.00	100.00
Corporate Securities	$80,655,283	Third-party Vendor	Vendor Prices	74.25 - 107.46	84.97
Mortgage-Backed Securities-Commercial Mortgage-Backed	$143,521	Third-party Vendor	Vendor Prices	1.98	1.98
Mortgage-Backed Securities-Non-Agency	$26,885,551	Third-party Vendor	Vendor Prices	1.24 - 3.18	2.20

HIGH YIELD BOND FUND	FAIR VALUE AT 12/31/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans - Electric	$18,607,941	Third-party Vendor	Vendor Prices	0.00 - 99.00	83.04
Bank Loans - Energy	$2,869,974	Third-party Vendor	Vendor Prices	3.10 - 59.50	55.63
Bank Loans - Food and Beverage	$11,435,000	Third-party Vendor	Vendor Prices	100.00	100.00
Common Stock	$8,436,205	Third-party Vendor	Vendor Prices	240.00	240.00
Corporate Securities	$33,645,442	Third-party Vendor	Vendor Prices	0.00 - 113.00	84.45

UNCONSTRAINED BOND FUND	FAIR VALUE AT 12/31/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Corporate Securities	$5,429,213	Third-party Vendor	Vendor Prices	80.50 - 84.00	81.42
Mortgage-Backed Securities-Commercial Mortgage-Backed	$13,351,995	Third-party Vendor	Vendor Prices	7.32 - 8.91	8.32
Mortgage-Backed Securities-Non-Agency	$178,456	Third-party Vendor	Vendor Prices	0.73 - 15.13	11.68

142 / N-Q Report December 2015

Notes to Financial Statements (Continued)

FLOATING RATE INCOME FUND	FAIR VALUE AT 12/31/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans - Electric	$1,459,502	Third-party Vendor	Vendor Prices	72.33 - 77.50	74.99
Bank Loans - Energy	$529,824	Third-party Vendor	Vendor Prices	59.50	59.50
Bank Loans - Industrial	$1,209,726	Third-party Vendor	Vendor Prices	97.46	97.46
Bank Loans - Packaging	$1,321,220	Third-party Vendor	Vendor Prices	87.50 - 91.56	88.87
Corporate Securities	$857,473	Third-party Vendor	Vendor Prices	100.25	100.25

STRATEGIC INCOME FUND	FAIR VALUE AT 12/31/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$402,074	Benchmark Pricing	Offered Quote	15.00 - 98.00	83.42
Common Stock	$51,524	Third-party Vendor	Vendor Prices	4.56	4.56
Corporate Securities	$258,000	Third-party Vendor	Vendor Prices	86.00	86.00
Mortgage-Backed Securities-Commercial Mortgage Backed	$830,049	Third-party Vendor	Vendor Prices	7.32 - 8.13	7.80
Mortgage-Backed Securities-Non-Agency	$256,659	Third-party Vendor	Vendor Prices	15.05 - 15.13	15.13

ALPHATRAK 500 FUND	FAIR VALUE AT 12/31/15	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non Agency	$73,692	Third-party Vendor	Vendor Prices	1.42	1.42
* The valuation technique employed on the Level 3 securities involves the use of vendor prices and benchmark pricing. The Advisor monitors the third-party brokers and vendors using the valuation process described below.

Level 3 Valuation Process:

Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Adviser with consent by the Advisor’s Pricing Working Group in accordance with procedures approved by the Board of Trustees, and under the general oversight of the Board of Trustees. The Adviser’s Pricing Working Group employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Adviser’s Pricing Working Group reports to the Board of Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Adviser, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Adviser’s Pricing Working Group consists of the Adviser’s General Counsel, Chief Compliance Officer, internal regulatory legal counsel, members of the Adviser’s Mutual Fund Administration Department, and a representative from the portfolio management team. The Adviser’s Pricing Working Group reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of

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Notes to Financial Statements (Continued)

mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended December 31, 2015, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against

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Notes to Financial Statements (Continued)

a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of each respective Fund’s assets. The High Yield Bond Fund, Unconstrained Bond Fund, Floating Rate Income Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of each respective Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At December 31, 2015, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended December 31, 2015, the High Yield Bond Fund and the Floating Rate Income Fund received in-kind payments with respect to PIK securities of $794,538 and $68,250, respectively.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (MRA) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of December 31, 2015, the Total Return Bond Fund held repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under Master Repurchase Agreements (MRA), which permit a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. There were no reverse repurchase agreements for the period ended December 31, 2015.

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Notes to Financial Statements (Continued)

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the adviser’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it maybe required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of December 31, 2015, the Low Duration Bond Fund and the Total Return Bond Fund held written swaptions.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to

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Notes to Financial Statements (Continued)

deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2015, for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will

N-Q Report December 2015 / 147

Notes to Financial Statements (Continued)

generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At December 31, 2015, the Low Duration Bond Fund and the Total Return Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the statements of assets and liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the statements of assets and liabilities and the statements of operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At December 31, 2015, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the statements of assets and liabilities.

3.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At December 31, 2015, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019	SHORT TERM NON-EXPIRING AMOUNTS*	LONG TERM NON-EXPIRING AMOUNTS*
Ultra Short Bond Fund	$1,489,245	$17,068,161	$14,894,875	$10,083,524	$227,916	$ 4,792,592
Low Duration Bond Fund	–	99,373,584	21,029,490	42,081,240	–	48,358,952
Unconstrained Bond Fund	–	–	–	–	–	919,424
Strategic Income Fund	6,589,872	47,852,416	18,413,032	41,345,040	–	1,869,186
AlphaTrak 500 Fund	–	63,409,884	15,892,244	12,617,196	–	–

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CRS filing at www.sec.gov.

148 / N-Q Report December 2015

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer (principal executive officer)

Date	2-29-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer (principal executive officer)

Date	2-29-2016

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer (principal financial officer)

Date	2-29-2016

* Print the name and title of each signing officer under his or her signature.